UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23738
Capital Group Fixed Income ETF Trust
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Bond ETF
CGCB
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Core Bond ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCB	$ 13	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,569
Total number of portfolio holdings	773
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	46.64%
Mortgage-backed obligations	25.59%
U.S. Treasury bonds & notes	15.47%
Asset-backed obligations	9.39%
Bonds & notes of governments & government agencies outside the U.S.	1.37%
Loans	0.10%
Municipals	0.01%
TBA sale commitments:
Mortgage-backed obligations	(1.06) %
Short-term securities & other assets less liabilities	2.49 * %
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. ETMXSRX-312-0826 © 2026 Capital Group. All rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Plus Income ETF
CGCP
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Core Plus Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCP	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 8,328
Total number of portfolio holdings	1,487
Portfolio turnover rate including mortgage dollar roll transactions	108%
Portfolio turnover rate excluding mortgage dollar roll transactions	48%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.20%
Mortgage-backed obligations	30.51%
U.S. Treasury bonds & notes	24.75%
Asset-backed obligations	6.85%
Bonds & notes of governments & government agencies outside the U.S.	1.84%
Loans	0.38%
Municipals	0.05%
Equities:
Convertible stocks	0.03%
Common stocks	0.03%
TBA sale commitments:
Mortgage-backed obligations	(0.28) %
Short-term securities & other assets less liabilities	1.64 * %
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-306-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group High Yield Bond ETF
CGHY
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group High Yield Bond ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHY	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 116,815
Total number of portfolio holdings	345
Portfolio turnover rate	26%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. ETMXSRX-326-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group International Bond ETF
(USD-Hedged)
CGIB
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group International Bond ETF (USD-Hedged) (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIB	$ 22	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 275,676
Total number of portfolio holdings	386
Portfolio turnover rate including mortgage dollar roll transactions	67%
Portfolio turnover rate excluding mortgage dollar roll transactions	67%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. ETMXSRX-321-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Municipal Income ETF
CGMU
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Municipal Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMU	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,342
Total number of portfolio holdings	2,346
Portfolio turnover rate	14%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. ETMXSRX-309-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Municipal High-Income ETF
CGHM
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Municipal High-Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHM	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,195
Total number of portfolio holdings	3,499
Portfolio turnover rate	9%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information
is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-322-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Short Duration Income ETF
CGSD
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Short Duration Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSD	$ 12	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,341
Total number of portfolio holdings	1,062
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. ETMXSRX-307-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Short Duration Municipal Income ETF
CGSM
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Short Duration Municipal Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSM	$ 12	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,530
Total number of portfolio holdings	1,014
Portfolio turnover rate	16%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-313-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Ultra Short Income ETF
CGUI
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Ultra Short Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUI	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 291,191
Total number of portfolio holdings	383
Portfolio turnover rate	35%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. ETMXSRX-320-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Multi-Sector Income ETF
CGMS
for the six months ended June 30, 2026
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group U.S. Multi-Sector Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMS	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,173
Total number of portfolio holdings	1,502
Portfolio turnover rate including mortgage dollar roll transactions	18%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-308-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable for filing of semi-annual reports to shareholders.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group
Fixed Income ETF
Trust
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. ETGEFP2-350-0826 © 2026 Capital Group. All rights reserved.

Capital Group Core Bond ETF (CGCB)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 98.57%	Principal amount (000)	Value (000)
Corporate bonds and notes 46.64%
Financials 18.67%
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	USD 34,949	$36,266
American International Group, Inc. 4.85% 5/7/2030	14,390	14,473
Apollo Debt Solutions BDC 6.90% 4/13/2029	938	963
Apollo Debt Solutions BDC 5.875% 8/30/2030	781	773
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	781	765
Apollo Debt Solutions BDC 6.55% 3/15/2032	625	631
Arthur J. Gallagher & Co. 4.85% 12/15/2029	18,053	18,192
Athene Global Funding 5.583% 1/9/2029 (a)	11,590	11,759
Athene Global Funding 4.721% 10/8/2029 (a)	11,883	11,754
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (b)	74,477	73,085
Blackstone Private Credit Fund 4.00% 1/15/2029	835	798
Blackstone Private Credit Fund 5.25% 4/1/2030	835	811
Blackstone Private Credit Fund 6.25% 1/25/2031	2,714	2,718
Blackstone Private Credit Fund 5.35% 3/12/2031	935	899
Blackstone Private Credit Fund 5.95% 5/15/2031	2,714	2,673
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (a)(b)	28,512	29,030
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	23,163	23,630
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	24,884	25,572
BPCE SA 5.184% 6/2/2032 (USD-SOFR + 1.218% on 6/2/2031) (a)(b)	692	691
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	24,731	24,537
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (b)	24,638	24,469
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (b)	14,637	14,429
Danske Bank A/S 4.99% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (a)(b)	7,960	7,960
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	42,083	44,027
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	3,238	3,231
Equitable America Global Funding 5.125% 6/15/2031 (a)	12,595	12,645
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	44,950	46,456
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	33,959	34,808
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (b)	14,088	14,024
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	15,676	15,835
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	10,619	10,388
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	850	846
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	1,265	1,255
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	1,265	1,282
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	1,265	1,250
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (b)	52,604	52,459
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	4,660	4,595
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	57,012	56,531
JPMorgan Chase & Co. 4.804% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (b)	19,168	19,007
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (b)	14,853	15,022
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	100	101
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	9,561	9,349
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	1,915	1,686
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (a)(b)	24,371	24,458
Lloyds Banking Group PLC 4.241% 2/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60% on 2/10/2029) (b)	16,221	16,017
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	11,320	11,451
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (b)	15,256	15,001
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	19,228	19,594
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)	6,970	6,927
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (b)	35,597	35,850
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	23,865	23,740
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (b)	14,532	14,253
NatWest Group PLC 4.964% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029) (b)	24,209	24,285
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	24,036	23,936
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	11,415	11,376

1	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (b)	USD 13,248	$13,008
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	37,760	38,395
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (b)	10,960	10,821
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	17,176	17,343
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	17,627	18,044
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	18,798	19,117
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (b)	24,974	24,360
		1,039,651

Health care 5.62%
Abbott Laboratories 4.30% 3/15/2033	16,781	16,282
AbbVie, Inc. 4.40% 3/15/2033	6,293	6,160
AbbVie, Inc. 5.05% 3/15/2034	23,505	23,766
Amgen, Inc. 4.20% 2/19/2031	8,752	8,584
Amgen, Inc. 5.25% 3/2/2033	34,775	35,398
Baxter International, Inc. 2.272% 12/1/2028	62,301	58,680
Baxter International, Inc. 4.45% 2/15/2029	7,767	7,680
Bristol-Myers Squibb Co. 5.20% 2/22/2034	24,480	24,973
Cigna Group (The) 5.00% 5/15/2029	5,918	5,992
CVS Health Corp. 5.40% 6/1/2029	42,003	42,925
Novartis Capital Corp. 4.60% 3/18/2033	13,422	13,302
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	21,958	21,754
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	10,250	10,231
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	12,191	11,981
UnitedHealth Group, Inc. 5.35% 2/15/2033	21,641	22,214
Viatris, Inc. 2.70% 6/22/2030	3,441	3,141
		313,063

Utilities 5.39%
AES Corp. 5.20% 7/15/2029	8,655	8,706
AES Corp. 3.95% 7/15/2030 (a)	7,455	7,144
DTE Energy Co. 5.10% 3/1/2029	49,939	50,516
Edison International 5.45% 6/15/2029	50	51
Edison International 6.95% 11/15/2029	4,694	4,907
Edison International 6.25% 3/15/2030	2,078	2,136
Enel Finance International NV 2.125% 7/12/2028 (a)	3,710	3,532
Enel Finance International NV 4.125% 9/30/2028 (a)	20,945	20,699
FirstEnergy Corp. 2.65% 3/1/2030	19,001	17,599
Georgia Power Co. 4.95% 5/17/2033	27,595	27,770
Pacific Gas and Electric Co. 5.00% 6/4/2028	8,660	8,709
Pacific Gas and Electric Co. 4.65% 8/1/2028	14,618	14,583
Pacific Gas and Electric Co. 4.55% 7/1/2030	20,805	20,494
Pacific Gas and Electric Co. 5.70% 3/1/2035	4,545	4,594
PacifiCorp 5.10% 2/15/2029	52,401	52,897
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	22,515	22,702
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	3,258	3,258
Southern California Edison Co. 5.25% 3/15/2030	7,971	8,062
Southern California Edison Co. 5.45% 6/1/2031	21,458	21,872
		300,231

Industrials 3.55%
BAE Systems PLC 5.125% 3/26/2029 (a)	40,542	41,106
Boeing Co. (The) 5.04% 5/1/2027	49,839	49,988
Boeing Co. (The) 6.259% 5/1/2027	36,491	36,982
Eaton Corp. 4.20% 3/6/2031	16,323	16,003
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	18,031	17,725

Capital Group Fixed Income ETF Trust	2

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	USD 11,652	$11,727
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	9,165	9,182
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	15,240	15,114
		197,827

Consumer discretionary 2.97%
Amazon.com, Inc. 4.25% 3/13/2031	31,150	30,681
Ford Motor Credit Co., LLC 5.80% 3/5/2027	33,034	33,209
Ford Motor Credit Co., LLC 4.97% 4/6/2029	22,748	22,521
General Motors Financial Co., Inc. 4.20% 10/27/2028	24,761	24,498
Hyundai Capital America 5.275% 6/24/2027 (a)	10,668	10,740
Hyundai Capital America 4.55% 9/26/2029 (a)	9,776	9,704
Hyundai Capital America 5.15% 3/27/2030 (a)	17,887	18,027
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	10,451	10,176
Stellantis Finance US, Inc. 5.35% 3/17/2028 (a)	1,264	1,268
Volkswagen Group of America Finance, LLC 4.90% 8/14/2026 (a)	4,626	4,628
		165,452

Information technology 2.90%
Broadcom, Inc. 3.469% 4/15/2034	17,554	15,769
Microchip Technology, Inc. 5.05% 3/15/2029	14,501	14,616
Microchip Technology, Inc. 5.05% 2/15/2030	5,228	5,251
Oracle Corp. 4.45% 9/26/2030	57,978	55,988
Oracle Corp. 4.95% 2/4/2031	12,108	11,856
Oracle Corp. 4.80% 9/26/2032	11,501	10,948
Oracle Corp. 5.35% 5/4/2033	7,844	7,622
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	14,983	14,942
SK hynix, Inc. 6.375% 1/17/2028 (a)	24,052	24,680
		161,672

Communication services 2.77%
Alphabet, Inc. 4.40% 2/15/2033	20,913	20,470
Charter Communications Operating, LLC 6.10% 6/1/2029	13,042	13,363
Charter Communications Operating, LLC 6.384% 10/23/2035	11,793	11,780
Meta Platforms, Inc. 4.60% 11/15/2032	28,258	27,795
Meta Platforms, Inc. 4.875% 5/15/2033	9,935	9,848
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	6,983	6,967
T-Mobile USA, Inc. 3.875% 4/15/2030	26,748	25,924
T-Mobile USA, Inc. 5.125% 5/15/2032	7,129	7,205
Verizon Communications, Inc. 2.355% 3/15/2032	10,050	8,785
Verizon Communications, Inc. 4.75% 1/15/2033	22,676	22,331
		154,468

Consumer staples 2.46%
BAT Capital Corp. 6.343% 8/2/2030	19,982	21,128
BAT Capital Corp. 5.35% 8/15/2032	12,407	12,703
Clorox Co. 4.70% 5/15/2031	6,746	6,705
Constellation Brands, Inc. 2.875% 5/1/2030	17,949	16,773
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	26,405	26,346
Mars, Inc. 4.80% 3/1/2030 (a)	31,558	31,658
McCormick & Co., Inc. 4.15% 2/15/2029	21,920	21,686
		136,999

Energy 1.81%
Diamondback Energy, Inc. 5.15% 1/30/2030	19,950	20,233
Energy Transfer, LP 5.25% 7/1/2029	20,509	20,807

3	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Enterprise Products Operating, LLC 4.60% 1/15/2031	USD 10,539	$10,508
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (a)	4,439	4,535
Petroleos Mexicanos 6.50% 3/13/2027	20,440	20,596
Schlumberger Investment SA 4.55% 5/7/2031	6,717	6,681
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	17,053	17,099
		100,459

Materials 0.27%
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	14,808	14,764

Real estate 0.23%
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	5,460	5,516
Piedmont Operating Partnership, LP 5.625% 1/15/2033	7,374	7,344
		12,860
Total corporate bonds and notes		2,597,446
Mortgage-backed obligations 25.59%
Federal agency mortgage-backed obligations 19.35%
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (c)	820	687
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (c)	462	388
Fannie Mae Pool #FM6031 2.00% 2/1/2051 (c)	17,541	14,058
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (c)	1,476	1,235
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (c)	896	750
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (c)	22	19
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (c)	790	661
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (c)	588	493
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (c)	496	417
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (c)	16	14
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (c)	853	718
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (c)	448	375
Fannie Mae Pool #CB1295 2.00% 8/1/2051 (c)	2,536	2,042
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	937	784
Fannie Mae Pool #CB1810 3.00% 10/1/2051 (c)	11,237	9,812
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (c)	3,229	2,595
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (c)	9,514	7,962
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	6,219	5,205
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (c)	2,465	1,977
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (c)	3,331	2,802
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (c)	260	218
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (c)	103	86
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (c)	7,186	5,767
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (c)	82,082	65,874
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (c)	83,812	70,485
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (c)	74	62
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (c)	26	22
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (c)	11,578	9,285
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (c)	3,517	2,824
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (c)	2,824	2,378
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (c)	666	559
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (c)	4,113	3,301
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (c)	951	796
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (c)	6,619	5,780
Fannie Mae Pool #FA4819 2.50% 6/1/2052 (c)	8,347	6,986
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (c)	1,002	841
Fannie Mae Pool #CB3891 3.00% 6/1/2052 (c)	1,503	1,320
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (c)	4,946	4,140
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (c)	2,635	2,213
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (c)	36	30

Capital Group Fixed Income ETF Trust	4

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (c)	USD 1,979	$1,661
Fannie Mae Pool #FA2698 2.00% 10/1/2052 (c)	6,003	4,811
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (c)	175	178
Fannie Mae Pool #MA5026 3.50% 4/1/2053 (c)	9,818	8,970
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (c)	506	473
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (c)	218	204
Fannie Mae Pool #FA3450 2.50% 7/1/2053 (c)	14,731	12,405
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (c)	3,136	2,939
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (c)	869	813
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (c)	879	845
Fannie Mae Pool #FA0441 3.50% 12/1/2053 (c)	17,205	15,628
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (c)	282	264
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (c)	293	301
Fannie Mae Pool #MA5249 7.00% 1/1/2054 (c)	2,542	2,687
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (c)	3,628	3,714
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	600	618
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (c)	187	191
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (c)	163	167
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (c)	125	128
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (c)	69	71
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (c)	64	66
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (c)	54	56
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (c)	3,381	3,461
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (c)	42	40
Fannie Mae Pool #MA5529 4.50% 11/1/2054 (c)	8,141	7,808
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (c)	15,442	14,449
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (c)	15,549	15,325
Fannie Mae Pool #DC9243 6.50% 12/1/2054 (c)	775	803
Fannie Mae Pool #MA5611 4.00% 2/1/2055 (c)	905	847
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	23,090	23,637
Fannie Mae Pool #FP0132 6.50% 2/1/2055 (c)	863	894
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (c)	3,469	3,246
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (c)	5,034	4,828
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	4,845	4,960
Fannie Mae Pool #190445 6.50% 3/1/2055 (c)	17,585	18,210
Fannie Mae Pool #MA5648 6.50% 3/1/2055 (c)	133	138
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (c)	5,349	5,130
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	2,469	2,528
Fannie Mae Pool #DD6425 6.50% 4/1/2055 (c)	852	882
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (c)	12,864	12,919
Fannie Mae Pool #MA5702 6.50% 5/1/2055 (c)	94	97
Fannie Mae Pool #DE0094 4.00% 6/1/2055 (c)	858	803
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (c)	50,964	51,206
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	4,589	4,697
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (c)	20	20
Fannie Mae Pool #MA5789 4.00% 8/1/2055 (c)	8,300	7,766
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	4,706	4,817
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (c)	16,687	16,764
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	13,481	13,800
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (c)	6,770	6,930
Fannie Mae Pool #MA5878 5.00% 11/1/2055 (c)	10,193	10,028
Fannie Mae Pool #MA5879 5.50% 11/1/2055 (c)	33,179	33,323
Fannie Mae Pool #MA5941 3.50% 1/1/2056 (c)	7,482	6,794
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (c)	6,012	5,623
Fannie Mae Pool #MA5943 4.50% 1/1/2056 (c)	5,778	5,540
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (c)	127	125
Fannie Mae Pool #MA5972 5.50% 2/1/2056 (c)	14,536	14,596
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (c)	1,813	1,782
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	10,466	9,397
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (c)	636	533
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (c)	253	212
Freddie Mac Pool #SD4957 2.00% 3/1/2051 (c)	31,580	25,542

5	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (c)	USD 446	$374
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (c)	21	17
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (c)	703	588
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (c)	643	538
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (c)	162	135
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (c)	24	20
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (c)	3,018	2,420
Freddie Mac Pool #RA6534 2.00% 12/1/2051 (c)	6,444	5,169
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (c)	2,416	2,035
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (c)	2,097	1,764
Freddie Mac Pool #SD5892 2.00% 2/1/2052 (c)	9,877	7,912
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (c)	2,846	2,394
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (c)	21,208	17,056
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (c)	872	699
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (c)	16,370	13,133
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (c)	878	703
Freddie Mac Pool #SD6498 2.50% 4/1/2052 (c)	4,708	3,950
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (c)	22,378	17,959
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (c)	8,072	6,787
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	39,939	34,936
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (c)	3,636	3,179
Freddie Mac Pool #SL1634 2.50% 7/1/2052 (c)	9,680	8,154
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (c)	7,838	6,581
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	7,640	6,432
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (c)	4,727	3,956
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (c)	11,756	10,265
Freddie Mac Pool #SD5277 3.00% 7/1/2052 (c)	5,044	4,412
Freddie Mac Pool #SL3327 3.50% 7/1/2052 (c)	24,982	22,718
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (c)	1,948	1,830
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (c)	142	119
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (c)	8,564	7,487
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (c)	695	651
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (c)	1,313	1,147
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (c)	5,538	4,647
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (c)	6,315	5,518
Freddie Mac Pool #SL2622 3.00% 3/1/2053 (c)	6,259	5,472
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (c)	3,274	3,239
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	789	796
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (c)	149	155
Freddie Mac Pool #SL3161 3.50% 8/1/2053 (c)	11,566	10,513
Freddie Mac Pool #SD4820 3.00% 10/1/2053 (c)	6,233	5,446
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (c)	5,733	5,005
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (c)	848	793
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (c)	6,385	6,320
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (c)	16,872	17,471
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (c)	1,736	1,797
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	27	28
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (c)	698	715
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (c)	83	86
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (c)	109	113
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	14	14
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	53	56
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	3,582	3,667
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (c)	136	140
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	409	426
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (c)	854	884
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (c)	8,603	8,807
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (c)	860	890
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (c)	26,786	27,737
Freddie Mac Pool #SD6652 3.50% 11/1/2054 (c)	4,559	4,141
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (c)	7,045	6,944
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (c)	3,644	3,730

Capital Group Fixed Income ETF Trust	6

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	USD 16,761	$17,158
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (c)	871	901
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	6,474	6,628
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (c)	841	871
Freddie Mac Pool #SD8531 4.50% 5/1/2055 (c)	3,770	3,615
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (c)	9,800	10,148
Freddie Mac Pool #RJ5631 6.00% 8/1/2055 (c)	11,348	11,617
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (c)	68	63
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (c)	27	26
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (c)	534	553
Freddie Mac Pool #RQ0102 5.00% 3/1/2056 (c)	9,634	9,475
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (c)	669	658
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (c)	231	211
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (c)	225	205
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (c)	215	197
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (c)	238	214
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (c)(d)	32,410	25,887
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (c)(d)	2,415	2,373
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (c)(d)	6,947	6,970
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (c)(d)	1,058	1,039
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (c)(d)	2,345	2,350
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(d)	21,603	22,015
		1,077,895

Collateralized mortgage-backed obligations (privately originated) 3.35%
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.281% 4/26/2066 (6.325% on 4/1/2030) (a)(b)(c)	10,166	10,138
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(c)	1,876	1,825
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063 (a)(c)(e)	4,111	3,802
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(b)(c)	1,723	1,727
BRAVO Residential Funding Trust, Series 2025-NQM10, Class A1, 4.868% 9/25/2065 (a)(c)(e)	7,176	7,114
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (a)(c)	4,900	4,733
Bridge Trust, Series 2025-SFR1, Class A, 4.05% 9/17/2042 (a)(c)	6,103	5,856
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	6,425	6,432
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(e)	638	636
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(e)	291	286
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(e)	4,325	4,233
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	1,886	1,849
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	300	291
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(b)(c)	1,315	1,302
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (a)(c)(e)	238	241
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (a)(c)(e)	34	34
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (a)(c)(e)	21	21
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 5/25/2044 (a)(c)(e)	218	218
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (a)(c)(e)	247	247
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (a)(c)(e)	456	457
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (a)(c)(e)	374	375
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(c)	2,700	2,613
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (a)(c)(e)	5,288	5,307
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (a)(c)(e)	687	688

7	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (a)(c)(e)	USD 1,253	$1,257
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (a)(c)(e)	821	824
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 9/25/2045 (a)(c)(e)	1,096	1,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (a)(c)(e)	3,664	3,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (a)(c)(e)	2,299	2,299
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (a)(b)(c)	119	119
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(c)	205	206
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(c)	208	203
JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.313% 10/25/2046 (a)(c)(e)	174	169
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.252% 12/25/2049 (a)(c)(e)	989	926
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(c)(e)	2,468	2,461
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(b)(c)	11,695	11,730
JPMorgan Mortgage Trust, Series 2017-1, Class B2, 3.443% 1/25/2047 (a)(c)(e)	370	336
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.65% 11/25/2060 (a)(b)(c)	1,271	1,273
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75% 7/25/2061 (a)(b)(c)	1,019	1,021
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (a)(b)(c)	4,565	4,572
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(b)(c)	247	247
Liberty Street Trust, Series 2026-225L, Class A, 4.746% 2/10/2043 (a)(c)(e)	4,997	4,915
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	2,174	2,165
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(b)(c)	1,333	1,341
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(b)(c)	2,017	2,019
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(e)	120	112
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (a)(c)	381	378
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (a)(c)(e)	202	203
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(c)	2,947	2,950
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (a)(c)(e)	445	446
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(b)(c)	1,522	1,548
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(c)(e)	4,919	4,865
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (a)(b)(c)	178	179
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	191	191
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(c)	200	201
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(c)	257	258
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(c)	2,039	2,051
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(b)(c)	893	896
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(c)	2,061	2,065
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(b)(c)	1,780	1,774
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (a)(b)(c)	4,534	4,502
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(c)(e)	5,523	5,478
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(e)	570	580
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(c)	390	389
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (a)(c)	4,000	3,722
Progress Residential Trust, Series 2025-SFR3, Class D, 3.39% 7/17/2042 (a)(c)	3,000	2,733
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(c)	1,495	1,409
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(c)	3,473	3,354
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(c)	808	782
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (a)(c)(e)	2,888	2,898
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (a)(c)(e)	300	300
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class B, (1-month USD CME Term SOFR + 1.75%) 5.376% 2/17/2042 (a)(c)(e)	2,500	2,501
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 4.763% 10/25/2048 (a)(c)(e)	2,919	2,925
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.962% 5/25/2055 (a)(c)(e)	2,166	2,142

Capital Group Fixed Income ETF Trust	8

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.763% 5/25/2058 (a)(c)(e)	USD 1,399	$1,424
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 4.763% 10/25/2059 (a)(c)(e)	1,475	1,477
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (a)(c)(e)	941	941
Tricon Residential Trust, Series 2026-SFR1, Class A, (1-month USD CME Term SOFR + 1.10%) 4.726% 2/17/2043 (a)(c)(e)	7,906	7,899
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(c)	1,385	1,368
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (a)(c)(e)	5,398	5,405
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(c)	464	466
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(c)	547	550
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (a)(c)(e)	660	659
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)	2,936	2,924
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(b)(c)	2,550	2,530
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (a)(c)(e)	5,642	5,607
		186,353

Commercial mortgage-backed securities 2.89%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (a)(c)(e)	4,260	4,285
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(c)	4,423	4,221
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (a)(c)	878	822
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(c)	852	790
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (a)(c)	396	374
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (a)(c)	4,452	4,329
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (a)(c)(e)	447	448
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (a)(c)(e)	1,870	1,880
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (c)	35	33
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (c)(e)	38	38
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (c)	250	224
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)(e)	118	121
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	689	702
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(c)(e)	7,318	7,242
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 4.968% 3/15/2041 (a)(c)(e)	239	239
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(e)	985	1,016
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(e)	1,485	1,528
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 4.997% 6/15/2041 (a)(c)(e)	1,996	1,999
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.919% 12/15/2039 (a)(c)(e)	1,752	1,757
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (a)(c)(e)	281	281
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(c)(e)	4,754	4,719
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2039 (a)(c)(e)	2,147	2,158
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.068% 11/15/2041 (a)(c)(e)	2,155	2,160
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	3,926	3,944
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(c)(e)	7,000	7,019
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(c)(e)	9,041	9,064
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (a)(c)(e)	994	997
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	312	308
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751% 5/15/2043 (a)(c)(e)	11,730	11,705
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (a)(c)(e)	1,613	1,608
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (c)	319	316
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	56	55
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(e)	3,578	3,598
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (a)(c)(e)	5,656	5,583
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (a)(c)(e)	1,057	1,058
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (a)(c)(e)	949	949
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (a)(c)(e)	661	662
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (a)(c)(e)	595	596

9	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(c)(e)	USD 234	$234
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(c)(e)	210	210
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(c)(e)	2,556	2,565
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.825% 2/15/2043 (a)(c)(e)	9,369	9,392
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(c)(e)	1,067	1,070
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.05% 7/15/2041 (a)(c)(e)	3,745	3,745
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 3/15/2041 (a)(c)(e)	6,927	6,952
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (a)(c)(e)	1,446	1,451
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(e)	479	478
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	378	373
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(c)(e)	2,177	2,184
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.368% 3/15/2042 (a)(c)(e)	1,040	1,044
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.667% 3/15/2042 (a)(c)(e)	633	636
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.217% 3/15/2042 (a)(c)(e)	1,222	1,228
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.167% 5/15/2037 (a)(c)(e)	1,500	1,503
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(e)	2,271	2,325
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(c)(e)	177	178
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (a)(c)(e)	594	597
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(c)(e)	189	190
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(e)	3,582	3,641
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (a)(c)(e)	4,991	4,997
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (a)(c)(e)	921	924
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (a)(c)(e)	2,549	2,557
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	2,168	2,218
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (a)(c)(e)	2,138	2,202
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (a)(c)(e)	568	574
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (a)(c)(e)	720	731
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(c)(e)	2,059	2,133
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(c)(e)	3,825	3,796
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (a)(c)(e)	354	355
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.139% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (a)(b)(c)	1,750	1,750
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (a)(c)(e)	8,074	8,034
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	250	247
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(c)(e)	691	682
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	421	414
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (c)(e)	300	293
		160,731
Total mortgage-backed obligations		1,424,979

Capital Group Fixed Income ETF Trust	10

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 15.47%
U.S. Treasury 15.47%
U.S. Treasury 4.125% 10/31/2029	USD 15,450	$15,428
U.S. Treasury 4.125% 3/31/2031	440	438
U.S. Treasury 4.125% 10/31/2031	7,170	7,135
U.S. Treasury 4.375% 1/31/2032	11,124	11,197
U.S. Treasury 4.125% 5/31/2032	10,485	10,412
U.S. Treasury 4.00% 2/15/2034	605	591
U.S. Treasury 4.625% 2/15/2040	34,510	34,335
U.S. Treasury 1.125% 5/15/2040 (f)	109,422	69,287
U.S. Treasury 1.375% 11/15/2040	102,160	66,087
U.S. Treasury 4.625% 5/15/2044	40,000	38,647
U.S. Treasury 4.625% 11/15/2044	8,200	7,905
U.S. Treasury 3.00% 5/15/2045	87,100	66,257
U.S. Treasury 5.00% 5/15/2045	17,556	17,710
U.S. Treasury 2.875% 8/15/2045	51,820	38,468
U.S. Treasury 4.625% 11/15/2045	16,470	15,823
U.S. Treasury 5.00% 5/15/2046	30,100	30,326
U.S. Treasury 2.375% 11/15/2049	89,590	57,072
U.S. Treasury 1.375% 8/15/2050	20,200	9,911
U.S. Treasury 1.625% 11/15/2050	129,250	67,583
U.S. Treasury 2.375% 5/15/2051	16,700	10,445
U.S. Treasury 3.00% 8/15/2052 (f)	62,540	44,354
U.S. Treasury 3.625% 2/15/2053	35,600	28,483
U.S. Treasury 4.625% 5/15/2054	22,310	21,191
U.S. Treasury 4.50% 11/15/2054	22,800	21,229
U.S. Treasury 4.625% 2/15/2055	36,300	34,499
U.S. Treasury 4.75% 5/15/2055	44,504	43,180
U.S. Treasury 4.75% 8/15/2055	40,210	39,019
U.S. Treasury 5.00% 5/15/2056	54,040	54,614
		861,626
Total U.S. Treasury bonds & notes		861,626
Asset-backed obligations 9.39%
Other asset-backed securities 5.26%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (a)(c)	347	348
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(c)	1,062	1,062
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(c)	821	821
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(c)	2,430	2,413
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (a)(c)	3,956	3,945
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(c)	8,130	8,168
Altde Trust, Series 2026-1A, Class A, 5.521% 3/31/2051 (a)(c)	7,731	7,667
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(c)	1,189	1,181
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(c)	1,009	1,014
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (a)(c)	155	156
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(c)	491	495
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (a)(c)	1,991	1,997
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(c)	7	7
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(c)	2,873	2,667
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	134	135
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(c)	139	141
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039 (a)(c)	916	917
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(c)	1,686	1,618
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(c)	1,113	1,125
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(c)	3,105	3,094
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	2,970	2,983
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(c)	7,050	6,960
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (a)(c)	10,177	10,099
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(c)	201	201
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)	4,922	4,107
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	4,405	3,502
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (a)(c)	3,459	3,474

11	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(c)	USD 400	$400
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(c)	1,691	1,692
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(c)	2,802	2,797
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	346	324
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(c)	1,142	1,053
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (a)(c)	3,464	3,189
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(c)	87	88
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(c)	2,694	2,694
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(c)	174	175
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(c)	1,821	1,826
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(c)	1,160	1,166
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(c)	1,931	1,918
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (a)(c)	4,854	4,856
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(c)	2,738	2,726
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(c)	4,193	4,194
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(c)	91	88
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(c)	95	92
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(c)	115	107
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(c)	119	110
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	2,621	2,601
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (a)(c)	7,885	7,981
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (a)(c)	17,183	17,199
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(c)	588	590
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (a)(c)	6,119	6,126
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(c)	5,178	5,107
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(c)	210	211
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(c)	664	667
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	5,615	4,642
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(c)	737	739
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(c)	776	777
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (a)(c)	1,175	1,178
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(c)	2,648	2,648
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(c)	623	623
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(c)	6,704	6,545
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(c)	612	616
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	801	801
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(c)	992	988
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(c)	1,028	1,021
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(c)	935	928
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(c)	7,148	7,089
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(c)	1,656	1,651
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(c)	2,344	2,330
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (a)(c)	5,610	5,586
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (a)(c)	4,751	4,728
Pagaya AI Debt Selection Trust, Series 2026-R2, Class C, 6.216% 2/15/2034 (a)(c)	2,100	2,099
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(c)	4,556	4,550
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	256	256
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(c)	274	275
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	834	836
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(c)	585	586
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (c)	1,175	1,178
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(c)	662	658
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(c)	1,686	1,662
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (a)(c)	900	905
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(c)	20	20
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (a)(c)	2,508	2,493
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(c)	3,261	3,297
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(c)	3,900	3,957
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(c)	198	198
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	1,658	1,674
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(c)	2,510	2,467
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (c)	236	237

Capital Group Fixed Income ETF Trust	12

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (c)	USD 3,402	$3,404
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(c)	4,981	4,778
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(c)	871	820
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	1,284	1,209
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(c)	1,565	1,474
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (a)(c)	821	767
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(c)	1,474	1,466
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(c)	436	418
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(c)	3,974	3,612
T-Mobile US Trust, Series 2026-1A, Class A, 4.25% 10/21/2030 (a)(c)	4,178	4,160
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(c)	2,965	2,791
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	836	836
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(c)	1,417	1,412
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (a)(c)	13,199	13,236
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959% 12/25/2046 (a)(c)	5,038	4,984
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(c)	1,118	1,109
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (a)(c)	1,241	1,239
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (a)(c)	4,368	4,250
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (a)(c)	1,391	1,394
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(c)	446	452
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (a)(c)	1,750	1,776
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(c)	3,364	3,380
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(c)	3,309	3,295
Verizon Master Trust, Series 2026-1, Class A1A, 3.94% 2/20/2031 (4.69% on 2/20/2028) (b)(c)	8,910	8,850
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(c)	485	486
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(c)	216	216
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(c)	521	518
Zayo Issuer, LLC, Series 2026-1A, Class A2, 5.546% 4/20/2056 (a)(c)	9,928	9,957
		292,801

Auto loan 2.38%
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(c)	57	57
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(c)	683	695
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(c)	753	754
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(c)	250	256
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(c)	150	155
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(c)	117	119
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (a)(c)	3,335	3,291
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (a)(c)	3,496	3,450
BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030 (a)(c)	1,000	1,009
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (c)	91	92
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (c)	656	657
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029 (c)	500	503
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029 (c)	1,300	1,299
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028 (a)(c)	40	40
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(c)	150	151
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(c)	151	152
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(c)	67	67
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(c)	100	101
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(c)	915	913
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	45	45
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(c)	78	78
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	632	633
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(c)	45	46
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(c)	108	109
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (c)	120	121
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	700	697
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (c)	1,025	1,019
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (c)	1,655	1,654
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (a)(c)	1,689	1,675

13	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (c)	USD 100	$101
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(c)	150	151
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (a)(b)(c)	8,860	8,772
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(c)	2,725	2,725
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	3,116	3,127
Ford Credit Floorplan Master Owner Trust, Series 2026-1, Class A, 4.42% 5/15/2031 (c)	7,013	7,004
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (a)(c)	148	148
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (a)(c)	457	458
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(c)	2,797	2,794
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (a)(c)	3,956	3,939
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	427	427
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (a)(c)	49	49
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(c)	44	44
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(c)	312	321
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (a)(c)	150	154
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (a)(c)	2,105	2,110
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class B, 5.67% 11/25/2030 (a)(c)	3,532	3,545
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class A, 5.40% 11/25/2032 (a)(c)	4,539	4,566
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(c)	250	248
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(c)	150	149
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(c)	4,919	4,950
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(c)	517	522
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(c)	1,616	1,617
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032 (a)(c)	1,739	1,747
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(c)	3,389	3,391
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (a)(c)	4,313	4,303
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (a)(c)	2,646	2,622
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(c)	5,189	5,131
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(c)	51	51
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(c)	355	357
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (c)	30	30
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (a)(c)	885	885
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(c)	3,705	3,712
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(c)	1,777	1,777
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(c)	4,827	4,808
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(c)	2,994	2,966
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(c)	2,144	2,140
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (c)	2,394	2,397
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(c)	312	312
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028 (a)(c)	1,000	1,004
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(c)	412	414
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(c)	439	441
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(c)	353	355
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (a)(c)	913	907
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (a)(c)	427	424
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (a)(c)	426	424
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029 (a)(c)	106	106
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (a)(c)	1,262	1,263
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(c)	2,616	2,608
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (a)(c)	9,135	9,148
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(c)	1,058	1,058
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(c)	18	18
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(c)	2,225	2,223
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (a)(c)	4,358	4,341
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	1,455	1,461
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	1,678	1,686
		132,269

Capital Group Fixed Income ETF Trust	14

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Collateralized loan obligations 1.27%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (a)(c)(e)	USD 1,600	$1,600
Ares LIII CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.757% 10/24/2036 (a)(c)(e)	7,757	7,753
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (a)(c)(e)	3,150	3,149
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (a)(c)(e)	4,554	4,549
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (a)(c)(e)	7,506	7,511
BCC Middle Market CLO, LLC, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.022% 10/21/2035 (a)(c)(e)	8,030	8,001
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (a)(c)(e)	8,000	8,005
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (a)(c)(e)	4,000	4,000
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.715% 10/20/2034 (a)(c)(e)	6,292	6,286
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (a)(c)(e)	3,000	3,002
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (a)(c)(e)	1,545	1,545
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.767% 4/20/2035 (a)(c)(e)	3,321	3,320
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.713% 4/15/2032 (a)(c)(e)	1,961	1,961
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (a)(c)(e)	1,260	1,259
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (a)(c)(e)	3,229	3,230
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (a)(c)(e)	5,333	5,336
		70,507

Credit card 0.48%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	5,000	5,005
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (c)	5,269	5,218
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(c)	410	412
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	150	151
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (c)	2,087	2,101
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	2,151	2,141
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(c)	1,694	1,691
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	3,109	3,105
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(c)	663	661
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (a)(c)	6,148	6,123
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (c)	405	409
		27,017
Total asset-backed obligations		522,594
Bonds & notes of governments & government agencies outside the U.S. 1.37%
Mexico 1.30%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	29,930	30,089
Eagle Funding LuxCo SARL 5.50% 8/17/2030	12,506	12,572
United Mexican States 6.00% 5/13/2030	29,145	29,923
		72,584

15	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (CGCB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Saudi Arabia 0.07%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (a)	USD 3,721	$3,747
Total bonds & notes of governments & government agencies outside the U.S.		76,331
Loans 0.10%
Asset-backed obligations 0.08%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (a)(e)(g)(h)	4,346	4,329

Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(e)(g)(h)	1,160	1,167
Total loans		5,496
Municipals 0.01%
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	705	737
Total bonds, notes & other debt instruments (cost: $5,499,796,000)		5,489,209
Short-term securities 2.34%	Shares
Money market investments 2.34%
Capital Group Central Cash Fund 3.70% (i)(j)	1,303,689	130,356
Total short-term securities (cost: $130,346,000)		130,356
Total investment securities 100.91% (cost: $5,630,142,000)		5,619,565
TBA sale commitments (1.06)%	Principal amount (000)
Mortgage-backed obligations (1.06)%
Federal agency mortgage-backed obligations (1.06)%
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (c)(d)	USD (7,780)	(7,060)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (c)(d)	(13,955)	(13,044)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (c)(d)	(41,034)	(39,316)
		(59,420)
Total TBA sale commitments (proceeds: $59,341,000)		(59,420)
Other assets less liabilities 0.15%		8,615
Net assets 100.00%		$5,568,760
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Short	3,432	9/30/2026	USD(686,400)	$929
5 Year U.S. Treasury Note Futures	Long	4,056	9/30/2026	405,600	1,029
10 Year U.S. Treasury Note Futures	Long	4,723	9/21/2026	472,300	2,234
30 Year U.S. Treasury Bond Futures	Long	788	9/21/2026	78,800	2,331
10 Year Ultra U.S. Treasury Note Futures	Long	2,571	9/21/2026	257,100	3,703
					$10,226

Capital Group Fixed Income ETF Trust	16

Capital Group Core Bond ETF (CGCB) (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.733%	Annual	4/27/2033	USD233,710	$2,781	$—	$2,781
SOFR	Annual	3.8755%	Annual	6/30/2033	45,300	174	—	174
						$2,955	$—	$2,955
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (k) (000)	Value at 6/30/2026 (l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
1.00%	Quarterly	CDX.NA.IG.S46	6/20/2031	USD107,878	$2,390	$2,169	$221
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 3.70% (i)	$147,218	$820,471	$837,336	$27	$(24)	$130,356	$1,615

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,405,219,000, which represented 25.23% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Represents securities transacted on a TBA basis.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $40,395,000, which represented 0.73% of the net assets of the fund.
(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Fncg. = Financing

ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

17	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 98.58%	Principal amount (000)	Value (000)
Corporate bonds and notes 34.20%
Financials 7.74%
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	EUR 520	$635
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	300	358
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (a)	USD 71	71
Aon Corp. 3.90% 2/28/2052	2,567	1,900
Aon North America, Inc. 5.45% 3/1/2034	3,075	3,138
Apollo Debt Solutions BDC 6.90% 4/13/2029	2	2
Apollo Debt Solutions BDC 5.875% 8/30/2030	2	2
Apollo Debt Solutions BDC 5.70% 1/23/2031 (b)	9,024	8,838
Apollo Debt Solutions BDC 6.70% 7/29/2031	1,831	1,867
Apollo Debt Solutions BDC 6.55% 3/15/2032 (b)	302	305
Apollo Debt Solutions BDC 6.55% 3/15/2032	2	2
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (b)	3,740	3,636
Ares Capital Corp. 5.25% 4/12/2031	6,850	6,658
Ares Strategic Income Fund 5.55% 4/15/2031	12,710	12,340
Aretec Group, Inc. 7.50% 4/1/2029 (b)	175	174
Aretec Group, Inc. 10.00% 8/15/2030 (b)	319	336
Athene Global Funding 5.543% 8/22/2035 (b)	6,710	6,607
Athene Holding, Ltd. 6.625% 5/19/2055	200	195
Banco do Brasil SA 5.625% 10/23/2031 (b)	4,827	4,787
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (a)(b)	1,705	1,694
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)	1,080	1,027
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (a)	1,000	909
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (a)	4,110	4,166
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (a)	1,080	1,129
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (a)	2,425	2,476
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	14,710	14,493
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (b)	6,878	6,748
BlackRock Funding, Inc. 5.25% 3/14/2054	2,190	2,064
Block, Inc. 5.625% 8/15/2030 (b)	1,410	1,414
Block, Inc. 6.50% 5/15/2032	2,200	2,247
Block, Inc. 6.00% 8/15/2033 (b)	3,025	3,048
Blue Owl Credit Income Corp. 5.80% 3/15/2030	1,137	1,109
Blue Owl Credit Income Corp. 6.65% 3/15/2031	960	960
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (b)	2,917	2,905
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	200	198
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	12,215	12,767
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	9,290	9,104
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (b)	1,725	1,766
Brown & Brown, Inc. 5.25% 6/23/2032	5,664	5,672
Brown & Brown, Inc. 5.55% 6/23/2035	5,779	5,770
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	2,837	2,866
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(b)	1,408	1,395
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (a)	1,700	1,736
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (a)	9,741	10,123
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (a)	1,674	1,725
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (a)	450	438
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (a)	8,350	8,243
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (a)	675	706
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	1,623	1,646
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,745	8,774
Chubb INA Holdings, LLC 4.90% 8/15/2035	4,240	4,183
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (a)	500	460
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (a)	1,238	1,097
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (a)	1,502	1,361
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034) (a)	100	102
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (a)	1,788	1,842
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (a)	15,590	15,709
Coinbase Global, Inc. 3.625% 10/1/2031 (b)	1,000	872
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (b)	12,838	12,239

Capital Group Fixed Income ETF Trust	18

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (b)	USD 2,141	$1,947
Danske Bank A/S 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	600	599
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (a)	943	950
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (a)	750	785
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	1,288	1,285
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (a)	EUR 100	116
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	3,050	3,649
FS KKR Capital Corp. 6.125% 1/15/2030	USD 2,500	2,437
FS KKR Capital Corp. 7.50% 8/1/2031	6,101	6,079
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (a)	150	147
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (a)	415	369
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (a)	8,755	9,082
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (a)	9,850	9,887
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (a)	500	491
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (a)	17,139	16,649
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	1,310	1,280
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (a)	2,000	2,008
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (a)	4,293	3,286
Goldman Sachs Group, Inc. 5.734% 1/25/2056 (USD-SOFR + 1.696% on 1/28/2055) (a)	1,450	1,427
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	5,627	5,560
Golub Capital Private Credit Fund 5.60% 4/15/2031 (b)	1,985	1,901
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (a)	600	608
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027) (a)	375	374
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	250	289
ION Platform Finance US, Inc. 8.75% 5/1/2029 (b)	13,270	11,854
ION Platform Finance US, Inc. 9.50% 5/30/2029 (b)	7,202	6,579
ION Platform Finance US, Inc. 9.00% 8/1/2029 (b)	9,850	8,772
ION Platform Finance US, Inc. 7.875% 9/30/2032 (b)	2,390	1,735
Jane Street Group, LLC 7.125% 4/30/2031 (b)	510	528
Jane Street Group, LLC 6.125% 11/1/2032 (b)	1,715	1,716
Jane Street Group, LLC 6.75% 5/1/2033 (b)	1,820	1,873
Jefferies Financial Group, Inc. 5.50% 2/15/2036	14,947	14,431
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	30	26
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	16,466	16,935
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	11,329	11,019
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (a)	9,210	9,061
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (a)	16,795	16,680
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	950	946
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	14,499	14,362
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	2,150	2,115
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	9,320	8,816
Metropolitan Life Global Funding I 5.15% 3/28/2033 (b)	2,522	2,551
Metropolitan Life Global Funding I 5.05% 1/8/2034 (b)	5,680	5,708
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (a)	471	470
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (a)	109	108
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	289	287
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (a)	500	494
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (a)	1,411	1,420
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034) (a)	463	470
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (a)	6,511	6,758
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (a)	23,884	23,139
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (a)	13,000	12,718
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (a)	12,255	12,199
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (a)	1,750	1,805
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (a)	1,063	1,027
Navient Corp. 5.50% 3/15/2029	1,620	1,556
Navient Corp. 9.375% 10/15/2031	4,825	4,813
Navient Corp. 5.625% 8/1/2033	31,481	26,051

19	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
OneMain Finance Corp. 7.50% 5/15/2031	USD 7,838	$8,102
OneMain Finance Corp. 7.125% 11/15/2031	7,395	7,551
OneMain Finance Corp. 7.125% 9/15/2032	6,780	6,903
Osaic Holdings, Inc. 8.00% 8/1/2033 (b)	2,335	2,345
Oxford Finance, LLC 7.75% 5/15/2031 (b)	2,470	2,450
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	EUR 210	259
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	1,900	2,267
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (a)	USD 1,750	1,767
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	7,468	8,248
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	273	281
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (a)	12,821	12,994
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	4,050	4,154
Starwood Property Trust, Inc. 5.875% 8/15/2029 (b)	1,825	1,832
Starwood Property Trust, Inc. 5.75% 1/15/2031 (b)	2,785	2,771
Starwood Property Trust, Inc. 6.125% 6/1/2031 (b)	2,650	2,666
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (a)	276	279
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (a)	6,564	6,566
Synchrony Financial 7.25% 2/2/2033	6,699	6,986
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR + 2.07% on 7/29/2035) (a)	10,270	10,323
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (a)	1,755	1,769
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (a)	1,972	2,052
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (a)	8,242	8,490
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (a)	4,138	4,027
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (a)	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (a)	4,505	4,653
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (a)	9,820	10,001
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	1,870	1,717
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (a)	1,050	1,053
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (a)	12,543	12,863
Wells Fargo & Co. 4.892% 9/15/2036 (USD-SOFR + 1.34% on 9/15/2035) (a)	150	146
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (a)	200	195
		644,997

Health care 4.02%
1261229 B.C., Ltd. 10.00% 4/15/2032 (b)	3,150	3,193
Abbott Laboratories 4.65% 3/15/2036	860	835
AbbVie, Inc. 5.05% 3/15/2034	13,199	13,345
AbbVie, Inc. 4.75% 3/15/2036	3,684	3,606
AbbVie, Inc. 5.35% 3/15/2044	625	611
Accendra Health, Inc. 9.00% 6/15/2032 (b)	4,924	4,587
Accendra Health, Inc. 9.75% 6/15/2033 (b)	7,218	4,935
Accendra Health, Inc. 9.75% 6/15/2033 (b)	907	620
Amgen, Inc. 4.20% 3/1/2033	9,830	9,448
Amgen, Inc. 5.25% 3/2/2033	9,153	9,317
Amgen, Inc. 4.85% 2/19/2036	11,582	11,351
Amgen, Inc. 5.65% 3/2/2053	1,538	1,498
Amgen, Inc. 5.75% 3/2/2063	6,950	6,744
Baxter International, Inc. 5.65% 12/15/2035	8,118	8,056
Baxter International, Inc. 3.132% 12/1/2051	12,859	7,699
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (b)	3,305	3,249
Bristol-Myers Squibb Co. 5.20% 2/22/2034	846	863
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	324
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,113	10,860
Centene Corp. 3.00% 10/15/2030	600	543
Centene Corp. 2.50% 3/1/2031	11,950	10,445
Centene Corp. 2.625% 8/1/2031	9,371	8,172
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (b)	75	71
Cigna Group (The) 5.25% 1/15/2036	4,100	4,112
Cigna Group (The) 6.00% 1/15/2056	2,000	2,039
CVS Health Corp. 1.875% 2/28/2031	50	44

Capital Group Fixed Income ETF Trust	20

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CVS Health Corp. 5.70% 6/1/2034	USD 1,495	$1,544
CVS Health Corp. 5.45% 9/15/2035	13,938	14,124
CVS Health Corp. 6.00% 6/1/2044	3,100	3,132
CVS Health Corp. 6.05% 6/1/2054	9,310	9,321
CVS Health Corp. 6.20% 9/15/2055	14,009	14,344
CVS Health Corp. 6.00% 6/1/2063	1,210	1,183
CVS Health Corp. 6.25% 9/15/2065	1,500	1,516
DaVita, Inc. 6.75% 7/15/2033 (b)	1,990	2,055
Elevance Health, Inc. 5.00% 1/15/2036	8,500	8,339
Elevance Health, Inc. 4.55% 5/15/2052	203	168
Elevance Health, Inc. 5.70% 9/15/2055	3,000	2,925
Encompass Health Corp. 5.875% 6/1/2034 (b)	2,130	2,127
Endo Finance Holdings, LP 8.50% 4/15/2031 (b)	2,455	2,582
Gilead Sciences, Inc. 5.25% 10/15/2033	650	669
Gilead Sciences, Inc. 5.10% 6/15/2035	4,558	4,598
Grifols SA 7.50% 5/1/2030	EUR 1,538	1,833
HCA, Inc. 3.625% 3/15/2032	USD 79	74
Horseshoe Funding Trust II 6.887% 11/15/2055 (b)	9,500	9,966
Humana, Inc. 5.75% 4/15/2054	5,267	4,944
Medline Borrower, LP 5.00% 6/15/2031 (b)	11,486	11,438
Medline Borrower, LP 5.25% 6/15/2033 (b)	6,906	6,869
Molina Healthcare, Inc. 6.50% 2/15/2031 (b)	2,555	2,602
Molina Healthcare, Inc. 6.25% 1/15/2033 (b)	8,100	8,119
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,659
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	13,236	12,478
Sotera Health Holdings, LLC 7.375% 6/1/2031 (b)	1,700	1,765
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	11,184	11,164
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,337	1,351
Tenet Healthcare Corp. 6.75% 5/15/2031	1,700	1,742
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	460	458
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,121	1,121
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	982	1,005
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,142	5,143
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	800	859
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,338	2,637
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	3,983	4,135
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,000	1,545
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	7,390	7,576
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	904	894
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	224
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,500
UnitedHealth Group, Inc. 5.30% 6/15/2035	16,977	17,297
UnitedHealth Group, Inc. 5.50% 7/15/2044	5,420	5,311
UnitedHealth Group, Inc. 4.75% 5/15/2052	455	391
UnitedHealth Group, Inc. 5.95% 6/15/2055	12,817	13,217
		334,511

Communication services 3.84%
Alphabet, Inc. 4.70% 11/15/2035	2,416	2,368
Alphabet, Inc. 4.80% 2/15/2036	2,245	2,208
Altice France 6.50% 3/15/2032 (b)	346	335
Altice France 6.875% 7/15/2032 (b)	2,623	2,546
AT&T, Inc. 2.55% 12/1/2033	1,850	1,554
AT&T, Inc. 3.50% 9/15/2053	4,270	2,774
AT&T, Inc. 3.55% 9/15/2055	1,900	1,224
CCO Holdings, LLC 4.75% 2/1/2032 (b)	1,789	1,597
CCO Holdings, LLC 4.50% 5/1/2032	800	707
CCO Holdings, LLC 7.00% 2/1/2033 (b)	4,900	4,809
CCO Holdings, LLC 4.50% 6/1/2033 (b)	2,785	2,419
CCO Holdings, LLC 4.25% 1/15/2034 (b)	2,967	2,515

21	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
CCO Holdings, LLC 7.375% 2/1/2036 (b)	USD 11,410	$11,203
Charter Communications Operating, LLC 4.40% 4/1/2033	890	820
Charter Communications Operating, LLC 6.65% 2/1/2034	580	595
Charter Communications Operating, LLC 4.80% 3/1/2050	11,943	8,917
Charter Communications Operating, LLC 3.70% 4/1/2051	24,970	15,507
Charter Communications Operating, LLC 3.90% 6/1/2052	33,983	21,683
Charter Communications Operating, LLC 5.25% 4/1/2053	23,768	18,546
Charter Communications Operating, LLC 6.70% 12/1/2055	3,593	3,427
Comcast Corp. 5.65% 6/1/2054	6,574	5,897
Connect Finco SARL 9.00% 9/15/2029 (b)	13,670	14,401
DIRECTV Financing, LLC 8.875% 2/1/2030 (b)	2,675	2,726
Discovery Global Holdings, Inc. 5.05% 3/15/2042	3,038	2,229
Discovery Global Holdings, Inc. 5.141% 3/15/2052	33	22
DISH Network Corp. 11.75% 11/15/2027 (b)	1,450	1,491
EchoStar Corp. 10.75% 11/30/2029	3,478	3,760
Gray Media, Inc. 10.50% 7/15/2029 (b)	8,544	9,024
Gray Media, Inc. 4.75% 10/15/2030 (b)	140	101
Gray Media, Inc. 5.375% 11/15/2031 (b)	1,829	1,229
Gray Media, Inc. 9.625% 7/15/2032 (b)	1,390	1,343
Lindblad Expeditions, LLC 7.00% 9/15/2030 (b)	1,070	1,107
Meta Platforms, Inc. 4.875% 11/15/2035	17,019	16,569
Meta Platforms, Inc. 5.25% 5/15/2036	8,825	8,766
Meta Platforms, Inc. 5.50% 11/15/2045	2,343	2,175
Meta Platforms, Inc. 4.45% 8/15/2052	725	559
Meta Platforms, Inc. 5.40% 8/15/2054	11,963	10,563
Meta Platforms, Inc. 5.625% 11/15/2055	11,301	10,247
Meta Platforms, Inc. 5.75% 11/15/2065	2,408	2,165
News Corp. 3.875% 5/15/2029 (b)	369	358
Nexstar Media, Inc. 6.50% 9/15/2033 (b)	8,760	8,765
Nexstar Media, Inc. 7.25% 4/15/2034 (b)	7,445	7,433
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (b)	1,360	1,423
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (b)	1,615	1,715
Orange 5.00% 1/13/2036 (b)	11,626	11,361
Sirius XM Radio, LLC 4.00% 7/15/2028 (b)	944	920
Sirius XM Radio, LLC 4.125% 7/1/2030 (b)	1,950	1,837
Sirius XM Radio, LLC 3.875% 9/1/2031 (b)	13,689	12,440
Snap, Inc. 6.875% 3/1/2033 (b)	8,630	8,417
Space Exploration Technologies Corp. 5.65% 7/15/2033 (b)	7,003	6,963
Space Exploration Technologies Corp. 5.875% 7/15/2036 (b)	14,000	13,823
Space Exploration Technologies Corp. 6.60% 7/15/2046 (b)	5,000	4,866
Space Exploration Technologies Corp. 6.65% 7/15/2056 (b)	4,000	3,862
T-Mobile USA, Inc. 5.15% 4/15/2034	150	150
T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,195
T-Mobile USA, Inc. 5.75% 1/15/2054	252	241
Univision Communications, Inc. 4.50% 5/1/2029 (b)	7,812	7,464
Univision Communications, Inc. 7.375% 6/30/2030 (b)	10,183	10,219
Univision Communications, Inc. 8.50% 7/31/2031 (b)	8,664	8,708
Univision Communications, Inc. 9.375% 8/1/2032 (b)	2,400	2,441
Verizon Communications, Inc. 1.75% 1/20/2031	300	264
Verizon Communications, Inc. 5.25% 4/2/2035	240	240
Verizon Communications, Inc. 5.00% 1/15/2036	2,000	1,951
Verizon Communications, Inc. 5.401% 7/2/2037	40	40
Verizon Communications, Inc. 2.85% 9/3/2041	52	37
Verizon Communications, Inc. 3.55% 3/22/2051	200	139
Verizon Communications, Inc. 3.875% 3/1/2052	782	574
Verizon Communications, Inc. 5.875% 11/30/2055	340	330
Verizon Communications, Inc. 2.987% 10/30/2056	337	199
		319,503

Capital Group Fixed Income ETF Trust	22

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Energy 3.45%
3R Lux SARL 9.75% 2/5/2031 (b)	USD 585	$614
Antero Resources Corp. 5.40% 2/1/2036	2,445	2,408
APA Corp. 5.25% 2/1/2042	615	534
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (b)	2,565	2,565
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (b)	1,050	1,064
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (b)	3,452	3,493
Blue Racer Midstream, LLC 7.00% 7/15/2029 (b)	675	692
Borr IHC, Ltd. 8.75% 1/15/2032 (b)	8,711	8,514
Borr IHC, Ltd. 9.00% 1/15/2034 (b)	7,311	7,075
Cheniere Energy Partners, LP 5.35% 11/30/2036 (b)	3,170	3,155
Cheniere Energy Partners, LP 6.05% 11/30/2056 (b)	5,279	5,336
Cheniere Energy, Inc. 4.625% 10/15/2028	175	175
CNX Resources Corp. 7.375% 1/15/2031 (b)	185	190
CNX Resources Corp. 7.25% 3/1/2032 (b)	6,631	6,835
CNX Resources Corp. 5.875% 3/1/2034 (b)	820	798
Comstock Resources, Inc. 5.875% 1/15/2030 (b)	4,207	3,971
ConocoPhillips Co. 3.80% 3/15/2052	5,420	3,980
Constellation Oil Services Holding SA 9.375% 11/7/2029 (b)	4,290	4,519
Crescent Energy Finance, LLC 7.625% 4/1/2032 (b)	1,440	1,452
Crescent Energy Finance, LLC 7.875% 4/15/2032 (b)	1,955	1,981
Crescent Energy Finance, LLC 7.375% 1/15/2033 (b)	6,979	6,941
Diamondback Energy, Inc. 5.75% 4/18/2054	3,177	3,091
Diamondback Energy, Inc. 5.90% 4/18/2064	1,777	1,735
Ecopetrol SA 7.75% 2/1/2032	1,750	1,834
Ecopetrol SA 8.875% 1/13/2033	3,408	3,734
Ecopetrol SA 8.375% 1/19/2036	2,555	2,769
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (b)	1,055	1,013
Eni SpA 5.25% 5/18/2036 (b)	2,730	2,686
Eni SpA 6.00% 5/18/2056 (b)	1,085	1,072
EQT Corp. 7.50% 6/1/2030	25	27
EQT Corp. 4.75% 1/15/2031	1,994	1,976
Exxon Mobil Corp. 3.452% 4/15/2051	3,405	2,426
FORESEA Holding SA 7.50% 6/15/2030	777	768
Genesis Energy, LP 8.25% 1/15/2029	1,017	1,051
Genesis Energy, LP 7.875% 5/15/2032	3,395	3,503
Genesis Energy, LP 6.75% 3/15/2034	1,080	1,072
GeoPark, Ltd. 8.75% 1/31/2030 (b)	4,750	4,714
GeoPark, Ltd. 8.75% 1/31/2030	1,839	1,825
Global Partners, LP 8.25% 1/15/2032 (b)	285	299
Green Palm Bidco SARL 5.957% 6/30/2041 (b)	1,871	1,892
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (b)	7,740	7,907
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (b)	845	863
Hilcorp Energy I, LP 6.00% 4/15/2030 (b)	135	133
Hilcorp Energy I, LP 6.25% 4/15/2032 (b)	3,312	3,208
Kodiak Gas Services, LLC 6.50% 10/1/2033 (b)	995	1,009
Kodiak Gas Services, LLC 6.75% 10/1/2035 (b)	995	1,021
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (b)	825	834
Leviathan Bond, Ltd. 6.75% 6/30/2030 (b)	650	668
Matador Resources Co. 6.25% 4/15/2033 (b)	2,080	2,073
MPLX, LP 5.40% 9/15/2035	1,637	1,633
Murphy Oil Corp. 6.00% 10/1/2032	675	673
MV24 Capital BV 6.748% 6/1/2034	605	602
Nabors Industries, Inc. 8.875% 8/15/2031 (b)	3,160	3,247
NFE Brazil Financing, Ltd. 12.00% PIK 6/19/2029 (b)(c)	7,341	6,674
NFE Financing, LLC 12.00% 11/15/2029 (b)	19,686	6,969
NGL Energy Operating, LLC 8.125% 2/15/2029 (b)	773	801
NGL Energy Operating, LLC 8.375% 2/15/2032 (b)	2,020	2,104
Noble Finance II, LLC 8.00% 4/15/2030 (b)	2,691	2,790
Noble Finance II, LLC 6.25% 6/15/2034 (b)	3,405	3,339
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (b)	1,215	1,252
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (b)	3,980	3,957
Odebrecht Drilling Services, LLC 7.50% 12/1/2030 (b)	1,600	1,581

23	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
ONEOK, Inc. 4.00% 7/13/2027	USD 50	$50
ONEOK, Inc. 6.35% 1/15/2031	40	42
Permian Resources Operating, LLC 7.00% 1/15/2032 (b)	285	295
Petroleos de Venezuela SA 6.00% 10/28/2022 (d)	590	214
Petroleos de Venezuela SA 6.00% 5/16/2024 (d)	2,205	831
Petroleos de Venezuela SA 6.00% 11/15/2026	2,205	832
Petroleos Mexicanos 8.75% 6/2/2029	3,575	3,825
Petroleos Mexicanos 6.84% 1/23/2030	6,846	7,036
Petroleos Mexicanos 5.95% 1/28/2031	9,060	8,960
Petroleos Mexicanos 6.70% 2/16/2032	4,550	4,593
Petroleos Mexicanos 6.375% 1/23/2045	35	30
Petroleos Mexicanos 6.35% 2/12/2048	77	63
Petroleos Mexicanos 7.69% 1/23/2050	110	103
Petroleos Mexicanos 6.95% 1/28/2060	381	321
Pluspetrol SA 8.125% 5/18/2031	559	579
Pluspetrol SA 8.50% 5/30/2032 (b)	2,882	2,996
Raizen Fuels Finance SA 6.70% 2/25/2037 (b)	4,230	2,340
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (b)	3,198	3,263
Seadrill Finance, Ltd. 8.375% 8/1/2030 (b)	210	220
Seadrill Finance, Ltd. 6.75% 7/15/2034 (b)	4,950	4,782
Shell Finance US, Inc. 2.75% 4/6/2030	75	70
Shell Finance US, Inc. 3.00% 11/26/2051 (b)	4,726	3,074
SM Energy Co. 8.375% 7/1/2028 (b)	1,625	1,664
SM Energy Co. 8.625% 11/1/2030 (b)	4,025	4,229
SM Energy Co. 8.75% 7/1/2031 (b)	3,745	3,913
SM Energy Co. 9.625% 6/15/2033 (b)	630	691
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (b)	1,360	1,418
Sunoco, LP 7.00% 5/1/2029 (b)	1,250	1,285
Sunoco, LP 4.50% 4/30/2030	150	146
Sunoco, LP 5.625% 3/15/2031 (b)	595	591
Sunoco, LP 5.375% 7/15/2031 (b)	2,975	2,936
Sunoco, LP 7.25% 5/1/2032 (b)	2,551	2,648
Sunoco, LP 6.25% 7/1/2033 (b)	2,074	2,094
Sunoco, LP 5.875% 3/15/2034 (b)	630	622
Sunoco, LP 5.625% 7/15/2034 (b)	2,005	1,958
Talos Production, Inc. 9.00% 2/1/2029 (b)	705	735
Talos Production, Inc. 9.375% 2/1/2031 (b)	1,685	1,771
Targa Resources Corp. 5.40% 7/30/2036	1,990	1,983
TotalEnergies Capital SA 5.488% 4/5/2054	760	735
Transocean Aquila, Ltd. 8.00% 9/30/2028 (b)	763	783
Transocean International, Ltd. 8.75% 2/15/2030 (b)	475	494
Transocean International, Ltd. 8.50% 5/15/2031 (b)	1,210	1,257
Transocean International, Ltd. 7.875% 10/15/2032 (b)	645	674
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (b)	1,630	1,734
USA Compression Partners, LP 7.125% 3/15/2029 (b)	1,340	1,373
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (b)	1,549	1,587
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (b)	2,019	1,896
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (b)	1,665	1,684
Venture Global LNG, Inc. 8.375% 6/1/2031 (b)	6,933	7,219
Venture Global LNG, Inc. 6.375% 12/15/2034 (b)	4,030	3,963
Venture Global LNG, Inc. 6.625% 6/15/2036 (b)	3,600	3,550
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (b)	1,025	1,049
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (b)	9,065	9,953
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (b)	2,875	2,997
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (b)	1,200	1,251
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (b)	2,400	2,693
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (b)	2,325	2,466
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (b)	2,275	2,428
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (b)	2,965	3,073

Capital Group Fixed Income ETF Trust	24

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Weatherford International, Ltd. 8.625% 4/30/2030 (b)	USD 46	$47
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (b)	2,195	2,252
YPF SA 8.25% 1/17/2034	1,382	1,448
		286,926

Consumer discretionary 3.27%
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,555	1,463
Advance Auto Parts, Inc. 3.50% 3/15/2032	9,340	8,234
Advance Auto Parts, Inc. 7.375% 8/1/2033 (b)	8,941	9,273
Allied Universal Holdco, LLC 6.875% 6/15/2030 (b)	5,235	5,383
Amazon.com, Inc. 4.875% 3/13/2036	4,490	4,422
Amazon.com, Inc. 3.95% 4/13/2052	400	304
Amazon.com, Inc. 5.80% 3/13/2056	8,348	8,301
AutoNation, Inc. 5.89% 3/15/2035	9,550	9,745
Booking Holdings, Inc. 5.375% 5/7/2036	2,715	2,720
Caesars Entertainment, Inc. 6.50% 2/15/2032 (b)	2,000	1,952
Carnival Corp., Ltd. 5.125% 5/1/2029 (b)	1,945	1,943
Carnival Corp., Ltd. 7.00% 8/15/2029 (b)	5,370	5,567
Carnival Corp., Ltd. 5.75% 3/15/2030 (b)	8,183	8,288
Carnival Corp., Ltd. 6.125% 2/15/2033 (b)	10,180	10,308
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (b)	465	488
Fertitta Entertainment, LLC 4.625% 1/15/2029 (b)	350	341
Ford Motor Co. 3.25% 2/12/2032	3,090	2,725
Ford Motor Co. 6.10% 8/19/2032	770	784
Ford Motor Co. 4.75% 1/15/2043	995	783
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,472
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,713
Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,066
Ford Motor Credit Co., LLC 5.918% 3/20/2028	4,926	4,989
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,000	1,033
Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	248
Ford Motor Credit Co., LLC 7.20% 6/10/2030	5,590	5,894
Ford Motor Credit Co., LLC 5.73% 9/5/2030	4,241	4,266
Ford Motor Credit Co., LLC 5.42% 4/9/2031	1,910	1,894
Ford Motor Credit Co., LLC 6.054% 11/5/2031	8,346	8,452
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,239	4,383
Ford Motor Credit Co., LLC 5.753% 4/6/2033	10,770	10,686
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,578	1,679
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,097	7,146
Ford Motor Credit Co., LLC 6.50% 2/7/2035	7,006	7,178
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	74
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,187
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,003	2,008
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,692	5,853
General Motors Financial Co., Inc. 6.15% 7/15/2035	4,061	4,234
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	6,300	5,664
Genting New York, LLC 7.25% 10/1/2029 (b)	625	643
Gildan Activewear, Inc. 5.40% 10/7/2035 (b)	1,290	1,253
GOHL Capital Holdings, Ltd. 8.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.261% on 4/29/2036) (a)	2,250	2,168
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	5,535	5,587
Great Canadian Gaming Corp. 8.75% 11/15/2029 (b)	1,275	1,277
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (b)	600	567
Home Depot, Inc. 4.95% 6/25/2034	1,150	1,154
Home Depot, Inc. 4.65% 9/15/2035	8,447	8,228
Home Depot, Inc. 5.40% 6/25/2064	9,221	8,775
Hyundai Capital America 1.65% 9/17/2026 (b)	100	99
International Game Technology PLC 5.25% 1/15/2029 (b)	650	648
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (b)	1,335	1,301
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (b)	520	542

25	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Lithia Motors, Inc. 3.875% 6/1/2029 (b)	USD 308	$295
Lithia Motors, Inc. 4.375% 1/15/2031 (b)	900	854
Macys Retail Holdings, LLC 5.875% 3/15/2030 (b)	17	17
McDonald’s Corp. 4.95% 3/3/2035	778	775
Newell Brands, Inc. 8.50% 6/1/2028 (b)	1,265	1,322
Newell Brands, Inc. 6.375% 5/15/2030	6,251	6,340
Newell Brands, Inc. 6.625% 5/15/2032	11,263	11,412
Newell Brands, Inc. 7.375% 4/1/2036	2,045	2,076
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (b)	4,287	4,200
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (b)	13,209	13,994
Party City Holdings, Inc. 0% 8/27/2030 (e)	148	3
Prosus NV 4.193% 1/19/2032	2,500	2,377
Prosus NV 3.832% 2/8/2051	1,687	1,128
Prosus NV 4.987% 1/19/2052	813	648
RHP Hotel Properties, LP 5.75% 3/15/2034 (b)	645	639
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (b)	400	401
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	2,627	2,558
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	8,651	8,592
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	8,400	8,140
Sonic Automotive, Inc. 4.875% 11/15/2031 (b)	3,463	3,334
Universal Entertainment Corp. 9.875% 8/1/2029 (b)	3,130	3,029
Whirlpool Corp. 7.50% 7/1/2031 (b)	815	827
Whirlpool Corp. 7.875% 7/1/2034 (b)	2,025	2,038
		272,384

Information technology 2.59%
Amphenol Corp. 4.625% 2/15/2036	200	193
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (b)	2,115	2,124
Beacon Point DC, LLC 6.129% 11/30/2042 (b)	4,208	4,246
Black Pearl Compute, LLC 6.125% 2/15/2031 (b)	1,075	1,090
Broadcom, Inc. 5.15% 11/15/2031	2,302	2,343
Broadcom, Inc. 4.80% 10/15/2034	4,372	4,281
Broadcom, Inc. 5.20% 7/15/2035	5,130	5,150
Broadcom, Inc. 3.187% 11/15/2036 (b)	1,200	1,006
Cloud Software Group, Inc. 9.00% 9/30/2029 (b)	11,165	10,846
Cloud Software Group, Inc. 8.25% 6/30/2032 (b)	5,793	5,434
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (b)	5,500	5,741
HUT 8 DC, LLC 6.192% 11/15/2042 (b)	6,038	6,118
Intel Corp. 5.30% 5/15/2036	6,288	6,259
Intel Corp. 3.05% 8/12/2051	7,050	4,414
Intel Corp. 5.60% 2/21/2054	11,469	10,734
Microchip Technology, Inc. 5.05% 2/15/2030	2,541	2,552
NCR Atleos Corp. 9.50% 4/1/2029 (b)	900	960
Oracle Corp. 5.35% 5/4/2033	3,093	3,005
Oracle Corp. 5.50% 8/3/2035	9,956	9,531
Oracle Corp. 5.20% 9/26/2035	19,500	18,264
Oracle Corp. 5.70% 2/4/2036	15,804	15,311
Oracle Corp. 6.50% 2/4/2046	3,509	3,310
Oracle Corp. 3.95% 3/25/2051	450	288
Oracle Corp. 5.95% 9/26/2055	16,560	14,082
Oracle Corp. 6.70% 2/4/2056	18,419	17,347
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (b)	26,933	26,859
Synopsys, Inc. 5.15% 4/1/2035	3,800	3,780
Synopsys, Inc. 5.70% 4/1/2055	15,015	14,574
UKG, Inc. 6.875% 2/1/2031 (b)	2,150	2,090
Unisys Corp. 10.625% 1/15/2031 (b)	7,646	7,203
Viasat, Inc. 5.625% 4/15/2027 (b)	2,410	2,412
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(f)	703	780
WULF Compute, LLC 7.75% 10/15/2030 (b)	2,845	2,990
		215,317

Capital Group Fixed Income ETF Trust	26

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer staples 2.46%
Albertsons Cos., Inc. 5.50% 3/31/2031 (b)	USD 3,850	$3,767
Albertsons Cos., Inc. 5.75% 3/31/2034 (b)	10,850	10,347
B&G Foods, Inc. 5.25% 9/15/2027	400	402
BAT Capital Corp. 2.259% 3/25/2028	100	96
BAT Capital Corp. 4.742% 3/16/2032	450	448
BAT Capital Corp. 4.625% 3/22/2033	1,095	1,072
BAT Capital Corp. 6.421% 8/2/2033	100	108
BAT Capital Corp. 6.00% 2/20/2034	8,232	8,683
BAT Capital Corp. 5.625% 8/15/2035	12,088	12,462
BAT Capital Corp. 4.758% 9/6/2049	587	494
BAT Capital Corp. 5.65% 3/16/2052	929	877
BAT Capital Corp. 7.081% 8/2/2053	19,194	21,673
Coca-Cola Co. 5.20% 1/14/2055	1,995	1,906
Constellation Brands, Inc. 4.35% 5/9/2027	326	326
Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,666
Constellation Brands, Inc. 4.90% 5/1/2033	886	876
Coty, Inc. 6.625% 7/15/2030 (b)	490	490
Coty, Inc. 5.60% 1/15/2031 (b)	12,449	12,118
Imperial Brands Finance PLC 5.875% 7/1/2034 (b)	10,770	11,081
Imperial Brands Finance PLC 5.50% 7/7/2036 (b)	7,000	6,959
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (b)	2,010	2,050
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	38
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	5,499	5,437
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (b)	905	300
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (b)	250	235
Mars, Inc. 5.20% 3/1/2035 (b)	17,646	17,722
Mars, Inc. 5.65% 5/1/2045 (b)	2,039	2,027
Mars, Inc. 5.70% 5/1/2055 (b)	15,220	15,005
Mars, Inc. 5.80% 5/1/2065 (b)	730	725
Minerva Luxembourg SA 8.875% 9/13/2033 (b)	2,030	2,102
Mondelez International, Inc. 5.125% 5/6/2035	1,140	1,144
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,359
Philip Morris International, Inc. 5.375% 2/15/2033	400	411
Philip Morris International, Inc. 5.625% 9/7/2033	14,100	14,666
Philip Morris International, Inc. 5.25% 2/13/2034	8,604	8,748
Philip Morris International, Inc. 4.90% 11/1/2034	15,803	15,712
Philip Morris International, Inc. 4.625% 10/29/2035	8,767	8,444
Post Holdings, Inc. 4.625% 4/15/2030 (b)	650	628
Post Holdings, Inc. 6.25% 2/15/2032 (b)	540	549
Post Holdings, Inc. 6.375% 3/1/2033 (b)	5,400	5,361
Post Holdings, Inc. 6.25% 10/15/2034 (b)	5,070	4,984
Prestige Brands, Inc. 6.25% 7/15/2034 (b)	1,410	1,410
		204,908

Utilities 1.95%
Aegea Finance SARL 9.00% 1/20/2031 (b)	300	289
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (b)	185	175
Comision Federal de Electricidad 6.043% 1/28/2034 (b)	492	482
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (b)	785	797
Duke Energy Corp. 6.10% 9/15/2053	300	305
Edison International 5.25% 3/15/2032	6,461	6,383
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (a)	3,425	3,525
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	625	726
Enfragen Energia Sur SA 8.499% 6/30/2032	350	366
Florida Power & Light Co. 5.30% 6/15/2034	1,150	1,174
Florida Power & Light Co. 4.70% 2/15/2036	3,590	3,482
Florida Power & Light Co. 5.125% 6/1/2036	400	401
Florida Power & Light Co. 5.75% 6/1/2056	4,185	4,209

27	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Generadora de Gatun SA 6.874% 9/30/2044 (b)	USD 1,665	$1,721
Jersey Central Power & Light Co. 5.10% 1/15/2035	450	450
Long Ridge Energy, LLC 8.75% 2/15/2032 (b)	4,085	4,314
NiSource, Inc. 5.30% 5/18/2036	575	576
Northern States Power Co. 4.85% 5/15/2036	250	246
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	744
Pacific Gas and Electric Co. 4.95% 7/1/2050	9,705	8,108
Pacific Gas and Electric Co. 3.50% 8/1/2050	13,798	9,212
PacifiCorp 5.45% 4/15/2033	1,750	1,777
PacifiCorp 5.45% 2/15/2034	5,988	6,059
PacifiCorp 5.80% 4/15/2036	6,575	6,751
PacifiCorp 5.35% 12/1/2053	12,537	11,254
PacifiCorp 5.50% 5/15/2054	11,221	10,296
PacifiCorp 5.80% 1/15/2055	12,270	11,710
Pampa Energia SA 7.75% 11/14/2037 (b)	3,320	3,402
Pampa Energia SA 7.75% 11/14/2037	518	531
PG&E Corp. 5.25% 7/1/2030	546	538
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (a)	6,375	6,355
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,460	1,451
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,500	1,484
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	200	203
Rio Grande LNG, LLC 5.25% 6/30/2031 (b)	2,248	2,248
Rio Grande LNG, LLC 5.75% 6/30/2036 (b)	13,767	13,724
Rio Grande LNG, LLC 6.15% 6/30/2041 (b)	2,196	2,198
Southern California Edison Co. 4.80% 3/15/2033	3,275	3,212
Southern California Edison Co. 5.20% 6/1/2034	4,364	4,327
Southern California Edison Co. 4.00% 4/1/2047	272	203
Southern California Edison Co. 3.65% 2/1/2050	1,855	1,284
Southern California Edison Co. 2.95% 2/1/2051	12,940	7,817
Southern California Edison Co. 3.45% 2/1/2052	12,627	8,347
Southern California Edison Co. 6.20% 9/15/2055	1,574	1,566
Talen Energy Supply, LLC 6.125% 5/1/2031 (f)	2,130	2,131
Talen Energy Supply, LLC 6.375% 5/1/2033 (f)	3,040	3,037
YPF Energia Electrica SA 7.875% 10/16/2032 (b)	2,790	2,878
		162,468

Materials 1.68%
Anglo American Capital PLC 5.25% 3/19/2036 (b)	800	792
Ball Corp. 6.00% 6/15/2029	200	203
Ball Corp. 5.50% 9/15/2033	5,490	5,527
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	314
Braskem Netherlands Finance BV 4.50% 1/31/2030	2,408	1,386
Braskem Netherlands Finance BV 8.75% 1/12/2031 (b)	1,530	959
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,282	804
Braskem Netherlands Finance BV 7.25% 2/13/2033	6,107	3,626
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)	475	282
Braskem Netherlands Finance BV 8.00% 10/15/2034 (b)	6,715	4,044
Braskem Netherlands Finance BV 8.00% 10/15/2034	750	452
Braskem Netherlands Finance BV 5.875% 1/31/2050	150	65
Canpack Group, Inc. 6.00% 5/15/2031 (b)	1,075	1,082
Celanese US Holdings, LLC 7.35% 11/15/2028	547	570
Celanese US Holdings, LLC 6.50% 4/15/2030	7,884	8,040
Celanese US Holdings, LLC 7.00% 2/15/2031	785	809
Celanese US Holdings, LLC 6.879% 7/15/2032	1,921	2,021
Celanese US Holdings, LLC 7.45% 11/15/2033	8,275	8,846
Celanese US Holdings, LLC 7.375% 2/15/2034	3,665	3,789
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (b)	1,755	1,760
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (b)	2,723	2,749
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (b)	600	549

Capital Group Fixed Income ETF Trust	28

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (b)	USD 8,075	$8,179
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (b)	7,750	7,752
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (b)	13,214	13,206
Consolidated Energy Finance SA 12.00% 2/15/2031 (b)	5,800	6,009
Dow Chemical Co. (The) 5.35% 3/15/2035	2,339	2,303
Dow Chemical Co. (The) 5.65% 3/15/2036	7,837	7,800
Dow Chemical Co. (The) 4.375% 11/15/2042	2,266	1,828
Dow Chemical Co. (The) 5.55% 11/30/2048	899	799
Dow Chemical Co. (The) 4.80% 5/15/2049	1,513	1,212
Dow Chemical Co. (The) 3.60% 11/15/2050	3,162	2,098
Dow Chemical Co. (The) 6.90% 5/15/2053	107	112
Dow Chemical Co. (The) 5.60% 2/15/2054	10,135	8,988
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(c)	2,281	610
FXI Holdings, Inc. 11.00% 11/15/2030 (b)	3,620	3,059
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (b)	113	102
JH North America Holdings, Inc. 5.875% 1/31/2031 (b)	665	669
JH North America Holdings, Inc. 6.125% 7/31/2032 (b)	645	651
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	3,000	3,035
LYB International Finance III, LLC 5.125% 1/15/2031	203	203
LYB International Finance III, LLC 5.50% 3/1/2034	1,461	1,449
LYB International Finance III, LLC 6.15% 5/15/2035	911	934
LYB International Finance III, LLC 5.875% 1/15/2036	1,299	1,303
LYB International Finance III, LLC 3.375% 10/1/2040	105	77
Magnera Corp. 7.25% 11/15/2031 (b)	6,550	6,400
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (b)	2,105	2,153
PT Krakatau Posco 6.375% 6/11/2029	2,900	2,921
Quikrete Holdings, Inc. 6.75% 3/1/2033 (b)	880	898
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (b)	742	732
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	3,050	3,055
Veritiv Operating Co. 10.50% 11/30/2030 (b)	1,680	1,720
Westlake Corp. 6.375% 11/15/2055	1,290	1,275
		140,201

Real estate 1.68%
Boston Properties, LP 2.55% 4/1/2032	2,281	1,987
Boston Properties, LP 2.45% 10/1/2033	11,482	9,448
Boston Properties, LP 6.50% 1/15/2034	3,596	3,818
Boston Properties, LP 5.75% 1/15/2035	3,199	3,231
Fibra SOMA Trust F/6185 7.125% 5/28/2036 (b)	4,250	4,236
Highwoods Realty, LP 5.35% 1/15/2033	5,200	5,173
Howard Hughes Corp. (The) 4.125% 2/1/2029 (b)	930	899
Howard Hughes Corp. (The) 4.375% 2/1/2031 (b)	5,522	5,226
Howard Hughes Corp. (The) 5.875% 3/1/2032 (b)	9,005	8,934
Howard Hughes Corp. (The) 6.125% 3/1/2034 (b)	7,695	7,607
Hudson Pacific Properties, LP 3.25% 1/15/2030	5,480	4,798
Iron Mountain, Inc. 6.25% 1/15/2035 (b)	4,755	4,780
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (b)	5,500	5,626
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (b)	5,000	5,110
Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,221
Kilroy Realty, LP 6.25% 1/15/2036	3,959	4,020
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,160	1,172
MPT Operating Partnership, LP 5.00% 10/15/2027	8,763	8,505
MPT Operating Partnership, LP 8.50% 2/15/2032 (b)	10,955	11,223
Prologis, LP 5.125% 1/15/2034	3,375	3,399
Prologis, LP 5.00% 1/31/2035	747	744
Prologis, LP 5.25% 3/15/2054	580	550
Service Properties Trust 3.95% 1/15/2028	1,554	1,515
Service Properties Trust 0% 9/30/2027 (b)	940	873
Service Properties Trust 4.95% 10/1/2029	6,680	6,298

29	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Service Properties Trust 4.375% 2/15/2030	USD 15,279	$13,860
Service Properties Trust 8.625% 11/15/2031 (b)	12,118	12,771
Trust 2401 7.70% 1/23/2032 (b)	226	241
VICI Properties, LP 4.125% 8/15/2030 (b)	250	240
VICI Properties, LP 5.125% 5/15/2032	930	923
VICI Properties, LP 5.625% 4/1/2035	1,668	1,669
		140,097

Industrials 1.51%
Ambipar Lux SARL 9.875% 2/6/2031 (b)	800	191
Ambipar Lux SARL 10.875% 2/5/2033 (b)	1,575	362
Amentum Holdings, Inc. 7.25% 8/1/2032 (b)	1,440	1,484
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (b)	2,950	2,981
BAE Systems PLC 5.30% 3/26/2034 (b)	2,264	2,306
Bidvest Group (UK) PLC 6.20% 9/17/2032	3,000	3,033
Boeing Co. (The) 3.625% 2/1/2031	1,642	1,563
Boeing Co. (The) 6.388% 5/1/2031	1,201	1,276
Boeing Co. (The) 5.705% 5/1/2040	655	666
Boeing Co. (The) 5.805% 5/1/2050	9,712	9,601
Boeing Co. (The) 6.858% 5/1/2054	3,568	4,013
Boeing Co. (The) 5.93% 5/1/2060	1,200	1,181
Canadian Pacific Railway Co. 5.20% 3/30/2035	3,650	3,691
Canadian Pacific Railway Co. 3.00% 12/2/2041	880	654
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,745	1,794
Clean Harbors, Inc. 6.375% 2/1/2031 (b)	533	541
Clean Harbors, Inc. 5.75% 10/15/2033 (b)	2,540	2,559
CoreLogic, Inc. 4.50% 5/1/2028 (b)	173	169
EquipmentShare.com, Inc. 8.625% 5/15/2032 (b)	1,880	1,958
EquipmentShare.com, Inc. 8.00% 3/15/2033 (b)	6,360	6,516
EquipmentShare.com, Inc. 7.125% 7/1/2034 (b)	4,440	4,368
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (b)	3,000	3,003
Herc Holdings, Inc. 6.625% 6/15/2029 (b)	1,340	1,369
Herc Holdings, Inc. 7.00% 6/15/2030 (b)	1,905	1,974
Herc Holdings, Inc. 5.75% 3/15/2031 (b)	1,545	1,544
Herc Holdings, Inc. 7.25% 6/15/2033 (b)	1,110	1,158
Herc Holdings, Inc. 6.00% 3/15/2034 (b)	1,615	1,606
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (b)	100	99
Icahn Enterprises, LP 5.25% 5/15/2027	3,330	3,293
Icahn Enterprises, LP 9.75% 1/15/2029	11,558	11,345
Icahn Enterprises, LP 10.00% 11/15/2029 (b)	1,615	1,595
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (b)	685	695
LATAM Airlines Group SA 7.875% 4/15/2030 (b)	830	865
Norfolk Southern Corp. 4.45% 3/1/2033	78	77
Norfolk Southern Corp. 5.35% 8/1/2054	7,164	6,768
QXO Building Products, Inc. 6.50% 7/15/2031 (b)	5,830	5,945
QXO Building Products, Inc. 6.75% 4/30/2032 (b)	2,955	3,053
QXO Building Products, Inc. 6.875% 7/15/2034 (b)	2,725	2,799
Regal Rexnord Corp. 6.40% 4/15/2033	1,250	1,327
Science Applications International Corp. 5.875% 11/1/2033 (b)	925	912
Sumisho Air Lease Corp. 4.85% 3/24/2031 (b)	2,435	2,410
Sumisho Air Lease Corp. 5.50% 3/24/2036 (b)	985	982
TransDigm, Inc. 6.25% 1/31/2034 (b)	2,100	2,145
TransDigm, Inc. 6.75% 1/31/2034 (b)	5,950	6,107
TransDigm, Inc. 6.125% 7/31/2034 (b)	2,616	2,616
Union Pacific Corp. 5.10% 2/20/2035	1,736	1,762
Union Pacific Corp. 2.95% 3/10/2052	1,930	1,235
Union Pacific Corp. 4.95% 5/15/2053	6,371	5,740
Union Pacific Corp. 5.60% 12/1/2054	238	236
Waste Connections, Inc. 4.80% 7/15/2036	2,696	2,625
		126,192

Capital Group Fixed Income ETF Trust	30

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Municipals 0.01%
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(e)	USD 572	$572
Total corporate bonds and notes		2,848,076
Mortgage-backed obligations 30.51%
Federal agency mortgage-backed obligations 19.63%
Fannie Mae Pool #253907 7.00% 7/1/2031 (g)	— (h)	— (h)
Fannie Mae Pool #625186 7.00% 1/1/2032 (g)	— (h)	— (h)
Fannie Mae Pool #AL9446 3.00% 10/1/2046 (g)	3,595	3,220
Fannie Mae Pool #AL9521 3.00% 10/1/2046 (g)	616	541
Fannie Mae Pool #CA6078 2.50% 6/1/2050 (g)	104	87
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (g)	45	37
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (g)	2,162	1,730
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (g)	824	660
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (g)	92	77
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (g)	1,472	1,177
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (g)	661	531
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (g)	2,069	1,655
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (g)	987	793
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (g)	64	52
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (g)	909	763
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (g)	458	384
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (g)	359	301
Fannie Mae Pool #BR7124 2.00% 4/1/2051 (g)	5,374	4,298
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (g)	5,006	4,005
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (g)	1,155	927
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (g)	228	191
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (g)	2,106	1,762
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (g)	509	426
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (g)	203	170
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (g)	695	582
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (g)	361	289
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (g)	794	669
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (g)	638	534
Fannie Mae Pool #FM8662 3.00% 8/1/2051 (g)	2,979	2,602
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (g)	1,145	959
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (g)	715	598
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (g)	531	445
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (g)	981	785
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (g)	908	760
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (g)	768	643
Fannie Mae Pool #FS5045 2.50% 10/1/2051 (g)	416	349
Fannie Mae Pool #FM9195 2.50% 10/1/2051 (g)	37	32
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (g)	27	23
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (g)	19	16
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (g)	7	5
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (g)	240	202
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (g)	75	63
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (g)	70	58
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (g)	1,937	1,554
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (g)	803	673
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (g)	469	375
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (g)	898	751
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (g)	358	300
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (g)	29	24
Fannie Mae Pool #FS0893 3.00% 2/1/2052 (g)	651	570
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (g)	226	191
Fannie Mae Pool #FS4110 2.50% 3/1/2052 (g)	66	56
Fannie Mae Pool #BV2954 3.00% 3/1/2052 (g)	698	610
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (g)	1,089	872
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (g)	1,028	825
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (g)	788	632

31	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (g)	USD 6,496	$5,467
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (g)	840	706
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (g)	214	180
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (g)	34	29
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (g)	2,187	1,911
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (g)	994	868
Fannie Mae Pool #FS1405 3.00% 4/1/2052 (g)	627	549
Fannie Mae Pool #CB3361 3.00% 4/1/2052 (g)	592	521
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (g)	392	342
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (g)	2,368	1,907
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (g)	748	600
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (g)	93	78
Fannie Mae Pool #CB3586 3.00% 5/1/2052 (g)	2,264	1,980
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (g)	921	805
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (g)	674	590
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (g)	1,955	1,642
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (g)	449	378
Fannie Mae Pool #FS4710 2.50% 6/1/2052 (g)	34	29
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (g)	19,570	16,379
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (g)	222	186
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (g)	165	139
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (g)	270	236
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (g)	1,333	1,211
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (g)	9,653	7,721
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (g)	1,989	1,667
Fannie Mae Pool #BX2469 5.50% 12/1/2052 (g)	237	239
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (g)	3,267	3,158
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (g)	1,013	852
Fannie Mae Pool #BW4985 4.00% 2/1/2053 (g)	1,244	1,167
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (g)	1,120	1,132
Fannie Mae Pool #FS5329 3.00% 3/1/2053 (g)	139	122
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (g)	236	239
Fannie Mae Pool #SD3124 2.50% 6/1/2053 (g)	417	351
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (g)	4,921	4,866
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (g)	193	195
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (g)	1,167	1,019
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (g)	118	103
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (g)	2,206	2,180
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (g)	61	51
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (g)	1,494	1,506
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (g)	480	419
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (g)	84	84
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (g)	334	337
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (g)	6,875	7,039
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (g)	1,815	1,858
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (g)	221	201
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (g)	225	227
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (g)	55	46
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (g)	197	199
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (g)	2,625	2,774
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (g)	4,795	4,833
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (g)	2,348	2,371
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (g)	263	265
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (g)	4,686	4,796
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (g)	621	635
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (g)	26	26
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (g)	2,795	2,877
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (g)	5,572	5,647
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (g)	4,195	4,328
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (g)	2,936	3,037
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)	1,594	1,632
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (g)	10,348	10,735

Capital Group Fixed Income ETF Trust	32

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (g)	USD 707	$734
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (g)	392	409
Fannie Mae Pool #DB8381 5.50% 8/1/2054 (g)	524	527
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (g)	4,777	4,890
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (g)	17,383	17,488
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (g)	2,455	2,513
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (g)	1,175	1,203
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (g)	2,856	2,871
Fannie Mae Pool #DC6011 5.50% 11/1/2054 (g)	458	462
Fannie Mae Pool #MA5549 3.50% 12/1/2054 (g)	4,775	4,337
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (g)(i)	122,765	120,998
Fannie Mae Pool #DC4826 5.50% 12/1/2054 (g)	3,633	3,651
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (g)	1,601	1,608
Fannie Mae Pool #DC4736 5.50% 12/1/2054 (g)	1,302	1,315
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)	5,403	5,531
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (g)	4,059	4,289
Fannie Mae Pool #MA5665 3.50% 3/1/2055 (g)	2,429	2,206
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (g)	5,230	5,256
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (g)	3,178	2,886
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (g)	1,733	1,774
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (g)	1,683	1,723
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (g)	112	119
Fannie Mae Pool #CC1170 6.00% 5/1/2055 (g)	158	162
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (g)	350	318
Fannie Mae Pool #MA5756 3.50% 7/1/2055 (g)	6,497	5,902
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (g)	13,772	14,207
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (g)	852	902
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (g)	1,195	1,085
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (g)	366	387
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (g)	784	771
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (g)	11,218	11,031
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (g)	493	448
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (b)(g)(j)	21,206	21,139
Freddie Mac Pool #ZS4017 5.50% 9/1/2027 (g)	1	1
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (g)	1,787	1,429
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (g)	305	255
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (g)	120	100
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (g)	771	617
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (g)	898	786
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (g)	971	813
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (g)	893	748
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (g)	139	122
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (g)	934	782
Freddie Mac Pool #QC9251 2.50% 10/1/2051 (g)	23	19
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (g)	1,663	1,333
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (g)	2,377	2,077
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (g)	980	857
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (g)	385	308
Freddie Mac Pool #RA6492 2.50% 12/1/2051 (g)	55	46
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (g)	1,470	1,284
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (g)	1,452	1,162
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (g)	1,033	828
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (g)	1,028	822
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (g)	962	770
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (g)	500	420
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (g)	1,406	1,229
Freddie Mac Pool #QD7819 3.00% 2/1/2052 (g)	567	500
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (g)	1,882	1,513
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (g)	872	699
Freddie Mac Pool #QE0887 2.00% 3/1/2052 (g)	798	639
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (g)	795	668
Freddie Mac Pool #QD8972 2.50% 3/1/2052 (g)	395	333

33	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (g)	USD 870	$697
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (g)	9,411	7,917
Freddie Mac Pool #QE0170 2.50% 4/1/2052 (g)	580	488
Freddie Mac Pool #RA8828 2.50% 4/1/2052 (g)	569	478
Freddie Mac Pool #QE0323 2.50% 4/1/2052 (g)	398	334
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (g)	262	220
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (g)	119	101
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (g)	759	664
Freddie Mac Pool #SD8206 3.00% 4/1/2052 (g)	737	644
Freddie Mac Pool #RA7130 3.00% 4/1/2052 (g)	714	624
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (g)	259	217
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (g)	39,080	34,184
Freddie Mac Pool #QE1237 3.50% 5/1/2052 (g)	959	873
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (g)	639	581
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (g)	462	387
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (g)	368	309
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (g)	122	106
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (g)	2,000	1,817
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (g)	662	621
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (g)	8,804	7,412
Freddie Mac Pool #QE6097 2.50% 7/1/2052 (g)	560	470
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (g)	181	152
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (g)	34,158	29,826
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (g)	5,306	4,984
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (g)	1,394	1,172
Freddie Mac Pool #QE8026 2.50% 8/1/2052 (g)	339	285
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (g)	1,173	1,025
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (g)	880	769
Freddie Mac Pool #QF0923 2.50% 9/1/2052 (g)	613	514
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (g)	280	254
Freddie Mac Pool #SD6584 3.50% 9/1/2052 (g)	109	99
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (g)	430	361
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (g)	667	560
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (g)	1,223	1,069
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (g)	346	290
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (g)	305	256
Freddie Mac Pool #SD8285 3.50% 1/1/2053 (g)	106	96
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (g)	3,455	3,422
Freddie Mac Pool #QG1193 5.50% 4/1/2053 (g)	293	296
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (g)	2,183	2,160
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (g)	2,850	2,881
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (g)	997	838
Freddie Mac Pool #SD8342 5.50% 6/1/2053 (g)	1,645	1,663
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (g)	164	138
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (g)	17,051	17,234
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (g)	3,908	4,000
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (g)	2,771	2,331
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (g)	170	142
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (g)	1,262	1,274
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (g)	87,307	86,413
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (g)	4,549	4,593
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (g)	212	217
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (g)	19,672	19,829
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (g)	16,062	16,442
Freddie Mac Pool #SD8403 6.50% 2/1/2054 (g)	17	17
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (g)	37,452	37,740
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (g)	745	750
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (g)	15	15
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (g)	26	27
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (g)	1,493	1,512
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (g)	8,931	9,294
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (g)	6,899	7,122

Capital Group Fixed Income ETF Trust	34

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (g)	USD 1,472	$1,507
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (g)	1,253	1,289
Freddie Mac Pool #SD6700 6.00% 8/1/2054 (g)	675	691
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (g)	30,337	30,519
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (g)	1,021	1,056
Freddie Mac Pool #QJ6165 5.50% 10/1/2054 (g)	203	204
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (g)	194	195
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (g)	42	42
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (g)	41,531	41,770
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (g)	35,961	35,444
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (g)	1,575	1,584
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (g)	628	570
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (g)	6,103	6,134
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (g)	1,618	1,626
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (g)	224	204
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (g)	8,735	8,609
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (g)	123	129
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	30,009	30,719
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (g)	17,044	17,447
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (g)	110	100
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (g)	4,133	4,064
Freddie Mac Pool #RQ0133 3.50% 7/1/2056 (g)	4,317	3,920
Government National Mortgage Assn. 2.50% 7/1/2056 (g)	2,100	1,793
Government National Mortgage Assn. 4.50% 7/1/2056 (g)	2,600	2,498
Government National Mortgage Assn. 5.00% 7/1/2056 (g)	2,600	2,564
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (g)	4,295	3,886
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (g)	10,868	10,476
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (g)	891	829
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (g)	1,545	1,438
Government National Mortgage Assn. Pool #MB0553 4.00% 8/20/2055 (g)	73	68
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (g)(k)	83,553	66,738
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (g)(k)	200,072	167,201
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (g)(k)	8,989	8,156
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (g)(k)	12,464	11,651
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (g)(k)	39,125	38,450
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (g)(k)	62,218	62,427
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (g)(k)	38,268	39,132
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (g)(k)	35,541	36,768
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (g)(k)	304	321
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (g)	38,916	31,072
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (g)(k)	21,498	19,491
Uniform Mortgage-Backed Security 4.00% 8/1/2056 (g)(k)	22,505	21,021
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (g)(k)	15,655	15,366
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (g)	43,156	43,236
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (g)	113,993	116,169
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (g)(k)	2,434	2,559
		1,635,142

Commercial mortgage-backed securities 8.81%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (g)(j)	1,690	1,593
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.718% 6/15/2040 (b)(g)(j)	14,282	14,361
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (b)(g)(j)	5,000	5,111
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (g)(j)	1,873	1,922
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.469% 4/15/2056 (g)(j)	3,787	3,856
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.469% 4/15/2056 (g)(j)	1,418	1,437
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (g)(j)	2,242	2,332
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (g)(j)	2,989	3,134
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (g)(j)	6,530	6,701
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (g)(j)	7,100	7,211
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (g)(j)	7,925	8,121

35	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (g)	USD 1,000	$868
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062 (g)(j)	1,033	944
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (g)(j)	273	238
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.389% 3/15/2064 (g)(j)	250	223
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (g)(j)	2,303	2,355
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.544% 3/15/2037 (b)(g)(j)	2,927	2,771
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.17% 12/15/2055 (g)(j)	1,355	1,327
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (g)	276	274
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (g)(j)	4,242	4,334
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class B, 6.002% 12/15/2057 (g)(j)	7,000	7,122
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (g)(j)	4,464	4,589
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (g)(j)	2,265	2,343
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class B, 6.13% 2/15/2062 (g)	8,000	8,236
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (g)	250	219
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (g)	1,200	1,056
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (g)(j)	2,005	1,614
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055 (g)(j)	2,988	3,032
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055 (g)(j)	1,994	2,003
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (g)(j)	1,499	1,520
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.172% 7/15/2056 (g)(j)	2,644	2,641
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (g)(j)	1,681	1,727
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (g)	3,496	3,561
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (g)(j)	2,600	2,658
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (g)(j)	6,000	6,016
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (g)(j)	7,298	7,483
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (g)(j)	3,868	3,901
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (g)(j)	3,244	3,337
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (g)	6,713	6,664
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (b)(g)(j)	15,553	15,392
BFLD Trust, Series 2025-5MW, Class D, 6.583% 10/10/2042 (b)(g)(j)	1,482	1,503
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 4.968% 3/15/2041 (b)(g)(j)	2,388	2,393
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.216% 3/15/2041 (b)(g)(j)	1,027	1,030
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (g)(j)	711	703
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (g)(j)	3,505	3,576
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (g)(j)	1,075	1,087
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.748% 2/15/2057 (g)(j)	7,774	7,962
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (g)(j)	443	449
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (g)(j)	1,159	1,167
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (g)(j)	3,470	3,475
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (g)(j)	9,000	9,136
BMO Mortgage Trust, Series 2024-5C8, Class B, 6.091% 12/15/2057 (g)(j)	4,000	4,047
BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 6.016% 6/15/2041 (b)(g)(j)	5,000	5,023
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.014% 6/15/2041 (b)(g)(j)	2,408	2,414
BX Commercial Mortgage Trust, Series 2024-GPA3, Class C, (1-month USD CME Term SOFR + 1.892%) 5.518% 12/15/2039 (b)(g)(j)	7,296	7,327
BX Commercial Mortgage Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 5.867% 10/15/2041 (b)(g)(j)	1,918	1,927
BX Commercial Mortgage Trust, Series 2024-FNX, Class C, (1-month USD CME Term SOFR + 2.291%) 5.917% 11/15/2041 (b)(g)(j)	10,076	10,103
BX Commercial Mortgage Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (b)(g)(j)	13,850	13,823
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (b)(g)(j)	989	930
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.775% 3/15/2045 (b)(g)(j)	24,208	24,246
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.175% 3/15/2045 (b)(g)(j)	10,883	10,904
BX Commercial Mortgage Trust, Series 2026-VLT10, Class A, 5.358% 6/13/2058 (b)(g)(j)	22,685	22,112
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.464% 4/15/2037 (b)(g)(j)	110	110
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (b)(g)(j)	916	916
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 5.818% 3/15/2042 (b)(g)(j)	8,955	8,933

Capital Group Fixed Income ETF Trust	36

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.217% 3/15/2042 (b)(g)(j)	USD 14,062	$14,027
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (b)(g)(j)	20,000	20,078
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.475% 7/15/2042 (b)(g)(j)	5,170	5,197
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (b)(g)(j)	2,000	1,864
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 7/15/2044 (b)(g)(j)	19,000	19,029
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.625% 7/15/2044 (b)(g)(j)	18,989	19,023
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 5.975% 7/15/2044 (b)(g)(j)	7,106	7,121
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (b)(g)(j)	9,945	9,971
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 12/15/2044 (b)(g)(j)	19,984	20,043
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 5.717% 3/15/2035 (b)(g)(j)	2,713	2,715
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.813% 3/15/2035 (b)(g)(j)	226	227
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028 (b)(g)(j)	3,950	3,918
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (b)(g)(j)	1,225	1,228
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (g)(j)	840	738
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751% 5/15/2043 (b)(g)(j)	14,662	14,630
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class C, 6.504% 5/15/2043 (b)(g)(j)	4,950	4,933
CONE Trust, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.667% 8/15/2041 (b)(g)(j)	5,768	5,748
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (b)(g)(j)	3,984	3,633
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (b)(g)(j)	5,155	5,180
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (b)(g)(j)	10,935	10,996
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (b)(g)(j)	973	974
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (b)(g)(j)	875	876
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (b)(g)(j)	4,793	4,809
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.225% 10/15/2042 (b)(g)(j)	5,053	5,095
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.559% 2/10/2056 (g)(j)	1,982	2,006
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (g)(j)	973	970
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 6.775% 12/15/2039 (b)(g)(j)	2,568	2,591
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.167% 3/15/2039 (b)(g)(j)	10,650	10,683
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.016% 3/15/2039 (b)(g)(j)	3,963	3,990
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.515% 3/15/2039 (b)(g)(j)	1,744	1,759
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (b)(g)(j)	2,174	2,165
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (b)(g)(j)	3,769	3,745
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.217% 3/15/2042 (b)(g)(j)	2,987	3,002
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.916% 3/15/2042 (b)(g)(j)	4,897	4,896
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.167% 5/15/2037 (b)(g)(j)	6,000	6,012
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.566% 5/15/2037 (b)(g)(j)	2,000	2,005
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.065% 5/15/2037 (b)(g)(j)	996	999
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (b)(g)(j)	5,381	5,509
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (b)(g)(j)	1,260	1,268
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (b)(g)(j)	2,564	2,593
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.551% 1/13/2040 (b)(g)(j)	20,000	20,454
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 5.875% 3/15/2042 (b)(g)(j)	11,000	11,020
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.475% 3/15/2042 (b)(g)(j)	11,000	11,025
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.867% 11/15/2039 (b)(g)(j)	6,779	6,811
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (b)(g)(j)	5,639	5,448
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (g)(j)	4,500	4,637

37	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class C, 6.637% 3/15/2030 (g)(j)	USD 7,473	$7,636
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (g)(j)	950	929
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.646% 11/15/2052 (g)(j)	750	678
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033 (g)(j)	1,642	1,708
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10, (30-day Average USD-SOFR + 3.864%) 7.492% 3/25/2050 (b)(g)(j)	2,286	2,324
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (b)(g)(j)	1,517	1,563
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.128% 11/25/2053 (b)(g)(j)	2,699	3,094
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (b)(g)(j)	8,862	8,995
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.728% 5/25/2055 (b)(g)(j)	2,421	2,466
Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 7.378% 1/25/2051 (b)(g)(j)	910	928
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (b)(g)(j)	6,121	6,075
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (b)(g)(j)	6,218	6,190
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.42% 11/5/2038 (b)(g)(j)	14,407	14,356
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.517% 2/15/2042 (b)(g)(j)	1,626	1,630
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.067% 2/15/2042 (b)(g)(j)	1,824	1,832
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (b)(g)	434	439
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (b)(g)(j)	15,083	15,150
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.367% 5/15/2039 (b)(g)(j)	1,943	1,948
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.139% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (a)(b)(g)	8,900	8,902
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.575% 1/15/2039 (b)(g)(j)	3,000	2,997
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (b)(g)(j)	7,732	7,672
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 6.966% 2/15/2042 (b)(g)(j)	3,469	3,440
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (g)	6,702	6,581
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.349% 8/15/2050 (g)(j)	1,582	1,492
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (b)(g)(j)	2,072	2,045
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (g)(j)	3,000	2,990
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.332% 11/15/2057 (g)(j)	1,997	2,028
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class B, 6.541% 1/15/2058 (g)(j)	10,000	10,311
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (g)(j)	1,723	1,769
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (g)(j)	2,000	2,035
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.872% 9/15/2058 (g)(j)	8	7
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (b)(g)(j)	1,440	1,444
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (b)(g)(j)	594	600
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (b)(g)(j)	5,875	5,884
		733,302

Collateralized mortgage-backed obligations (privately originated) 2.07%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(g)	3,056	3,059
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (b)(g)(j)	969	954
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (b)(g)(j)	382	381
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (b)(g)(j)	5,406	5,292
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(b)(g)	2,065	2,045
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.142% 10/25/2039 (b)(g)(j)	13,627	13,715

Capital Group Fixed Income ETF Trust	38

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, (30-day Average USD-SOFR + 0.114%) 6.742% 1/25/2040 (b)(g)(j)	USD 9,656	$9,751
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 6.992% 1/25/2040 (b)(g)(j)	22,212	22,469
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (b)(g)(j)	813	847
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (b)(g)(j)	1,322	1,323
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (b)(g)	8,101	7,839
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 5.128% 10/25/2041 (b)(g)(j)	547	548
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.842% 1/25/2050 (b)(g)(j)	3,055	3,367
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (b)(g)(j)	360	430
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.092% 6/25/2050 (b)(g)(j)	8,401	10,646
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.742% 8/25/2050 (b)(g)(j)	8,110	10,633
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.149% 10/25/2050 (b)(g)(j)	7,975	10,966
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.028% 11/25/2050 (b)(g)(j)	13,730	16,689
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.278% 12/25/2050 (b)(g)(j)	4,360	5,020
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(g)	8,829	8,553
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (b)(g)(j)	12,740	12,858
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (b)(g)(j)	6,390	6,395
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (b)(g)	6,530	6,307
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(g)	3,233	3,129
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (b)(g)(j)	9,024	9,056
		172,272
Total mortgage-backed obligations		2,540,716
U.S. Treasury bonds & notes 24.75%
U.S. Treasury 24.52%
U.S. Treasury 4.125% 10/31/2026	6,325	6,329
U.S. Treasury 4.625% 6/15/2027	23,890	24,006
U.S. Treasury 3.625% 8/31/2027	67,339	66,949
U.S. Treasury 3.50% 9/30/2027	3,310	3,284
U.S. Treasury 3.375% 11/30/2027	44	44
U.S. Treasury 3.50% 1/31/2028	274,910	272,098
U.S. Treasury 4.25% 2/15/2028	23,913	23,942
U.S. Treasury 3.75% 4/30/2028	132,411	131,465
U.S. Treasury 4.125% 6/30/2028	1,046	1,045
U.S. Treasury 3.50% 3/15/2029	124,998	122,913
U.S. Treasury 3.875% 5/15/2029	11,700	11,612
U.S. Treasury 4.125% 6/15/2029	26,300	26,278
U.S. Treasury 4.00% 5/31/2030	71,244	70,771
U.S. Treasury 3.625% 8/31/2030	4,600	4,500
U.S. Treasury 3.625% 10/31/2030	10,500	10,263
U.S. Treasury 3.75% 1/31/2031	137,849	135,259
U.S. Treasury 4.125% 5/31/2031	99,137	98,789
U.S. Treasury 4.25% 5/31/2033	58,394	58,186
U.S. Treasury 4.375% 5/15/2036	22,960	22,840
U.S. Treasury 1.375% 11/15/2040	22,290	14,419
U.S. Treasury 4.75% 2/15/2041	61,940	61,974
U.S. Treasury 4.375% 5/15/2041	150,000	143,789
U.S. Treasury 4.625% 11/15/2044	60,065	57,902

39	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.875% 8/15/2045	USD 13,200	$13,102
U.S. Treasury 5.00% 5/15/2046	359,100	361,793
U.S. Treasury 4.00% 11/15/2052	35,000	29,947
U.S. Treasury 4.625% 2/15/2055	29,700	28,227
U.S. Treasury 4.75% 5/15/2055 (i)	61,826	59,986
U.S. Treasury 4.75% 2/15/2056	49,332	47,921
U.S. Treasury 5.00% 5/15/2056	130,850	132,240
		2,041,873

U.S. Treasury inflation-protected securities 0.23%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (l)	19,218	19,128
Total U.S. Treasury bonds & notes		2,061,001
Asset-backed obligations 6.85%
Other asset-backed securities 3.06%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (b)(g)	582	583
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (b)(g)	800	808
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (b)(g)	2,997	3,034
ALLO Issuer, LLC, Series 2026-1A, Class C, 7.456% 6/20/2056 (b)(g)	2,521	2,547
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (b)(g)	3,660	3,597
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (b)(g)	4,786	4,847
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (b)(g)	713	717
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (b)(g)	7,384	7,357
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (b)(g)	544	543
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (b)(g)	486	299
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (b)(g)	8,561	8,604
Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032 (b)(g)	7,083	7,077
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (b)(g)	5,388	5,388
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (b)(g)	2,852	2,879
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (b)(g)	3,415	3,425
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (b)(g)	8,046	7,993
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (b)(g)	3,150	3,151
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (b)(g)	7,863	7,865
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (b)(g)	5,610	5,573
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (b)(g)	11,834	11,841
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (b)(g)	10,045	10,167
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (b)(g)	4,045	4,101
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (b)(g)	5,942	5,915
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (b)(g)	15,140	15,150
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (b)(g)	19,739	19,762
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (b)(g)	10,874	10,725
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (b)(g)	685	686
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (b)(g)	156	129
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (b)(g)	8,617	8,642
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (b)(g)	6,359	6,365
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (b)(g)	2,648	2,648
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (b)(g)	1,862	1,862
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (b)(g)	26,804	26,585
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (b)(g)	1,697	1,705
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (b)(g)	932	956
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (b)(g)	7,274	7,388
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (b)(g)	2,220	2,218
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (b)(g)	866	874
SCF Equipment Trust, LLC, Series 2025-2A, Class B, 4.51% 6/20/2036 (b)(g)	9,044	8,895
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (b)(g)	1,041	1,020
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (b)(g)	2,556	2,510
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (b)(g)	1,567	1,503
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (b)(g)	1,540	1,450
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (b)(g)	2,777	2,666
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (b)(g)	7,369	7,330

Capital Group Fixed Income ETF Trust	40

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (b)(g)	USD 891	$839
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (b)(g)	1,254	1,254
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (b)(g)	771	785
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (b)(g)	2,333	2,342
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (b)(g)	1,653	1,661
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (b)(g)	640	635
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (b)(g)	1,563	1,553
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (b)(g)	3,000	3,040
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (b)(g)	3,000	3,042
		254,531

Auto loan 2.47%
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (b)(g)	7,281	7,405
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (b)(g)	1,922	1,921
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028 (b)(g)	3,333	3,368
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class D, 6.36% 8/21/2028 (b)(g)	16,706	16,761
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (b)(g)	2,369	2,427
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029 (b)(g)	890	918
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (b)(g)	1,155	1,169
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029 (b)(g)	4,000	4,136
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (b)(g)	1,994	2,018
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (b)(g)	3,081	3,133
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1A, Class D, 7.20% 6/20/2030 (b)(g)	6,695	6,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-4A, Class D, 7.67% 12/20/2032 (b)(g)	1,124	1,142
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (b)(g)	700	727
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (b)(g)	1,500	1,558
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (b)(g)	2,777	2,766
CPS Auto Receivables Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (b)(g)	8,205	8,056
Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034 (b)(g)	5,769	5,913
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (b)(g)	2,919	2,914
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (b)(g)	3,391	3,376
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class B, 4.96% 6/16/2036 (b)(g)	2,302	2,284
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (b)(g)	2,445	2,425
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (g)	10	10
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (b)(g)	4,000	4,332
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (b)(g)	848	913
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (b)(g)	1,022	1,099
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (b)(g)	3,010	3,209
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (b)(g)	5,403	5,783
Exeter Automobile Receivables Trust, Series 2024-1A, Class E, 7.89% 8/15/2031 (b)(g)	4,799	4,971
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (g)	4,431	4,413
Exeter Select Automobile Receivables Trust, Series 2026-1, Class N, 6.87% 6/15/2034 (b)(g)	3,255	3,250
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (b)(g)	950	1,005
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (b)(g)	1,900	2,021
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (b)(g)	1,170	1,218
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (b)(g)	11,791	11,792
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (b)(g)	300	294
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (b)(g)	2,389	2,359
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029 (b)(g)	2,167	2,213
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (b)(g)	3,950	4,083
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class C, 6.45% 11/25/2030 (b)(g)	4,763	4,779
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class D, 7.91% 11/25/2030 (b)(g)	1,034	1,037
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class C, 6.76% 11/25/2032 (b)(g)	3,730	3,750
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class D, 8.60% 11/25/2032 (b)(g)	1,155	1,163
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (b)(g)	5,000	4,966
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (b)(g)	4,947	4,948
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (b)(g)	2,121	2,132
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (b)(g)	5,746	5,759
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (b)(g)	1,966	1,988
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (b)(g)	537	536

41	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (b)(g)	USD 1,912	$1,914
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (b)(g)	1,196	1,200
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (b)(g)	106	106
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (b)(g)	8,785	8,743
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (g)	616	624
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (g)	5,526	5,504
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (b)(g)	3,925	3,913
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (b)(g)	5,042	5,091
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027 (b)(g)	149	149
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (b)(g)	3,798	3,835
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (b)(g)	9,759	9,640
		205,938

Credit card 0.87%
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (b)(g)	11,000	11,014
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (b)(g)	5,000	5,012
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (b)(g)	765	767
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (b)(g)	7,000	7,044
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (b)(g)	3,176	3,170
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (b)(g)	2,701	2,698
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (b)(g)	2,418	2,412
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (b)(g)	4,000	3,955
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (b)(g)	10,363	10,350
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (b)(g)	1,658	1,654
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (b)(g)	996	991
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (b)(g)	953	940
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (b)(g)	9,789	9,735
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (b)(g)	6,831	6,803
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (b)(g)	1,418	1,416
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (b)(g)	2,888	2,892
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (b)(g)	1,481	1,489
		72,342

Student loan 0.45%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (b)(g)	4,009	4,020
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (b)(g)	3,858	3,868
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (b)(g)	15,590	15,588
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (b)(g)	1,331	1,180
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (b)(g)	678	601
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (b)(g)	2,490	2,502
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (b)(g)	73	70
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (b)(g)	3,521	3,355
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (b)(g)	5,000	5,110
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (b)(g)	1,592	1,610
		37,904
Total asset-backed obligations		570,715
Bonds & notes of governments & government agencies outside the U.S. 1.84%
Mexico 0.69%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (b)	25,506	25,641
United Mexican States 4.75% 4/27/2032	860	826
United Mexican States 5.85% 7/2/2032	445	450
United Mexican States 5.625% 9/22/2035	1,193	1,161
United Mexican States 6.00% 5/7/2036	8,260	8,253
United Mexican States 6.875% 5/13/2037	6,090	6,396

Capital Group Fixed Income ETF Trust	42

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Mexico (continued)
United Mexican States 6.25% 8/27/2037	USD 11,900	$11,916
United Mexican States 6.625% 1/29/2038	2,165	2,221
United Mexican States 5.55% 1/21/2045	550	497
		57,361

Colombia 0.34%
Colombia (Republic of) 5.375% 1/21/2029	3,705	3,698
Colombia (Republic of) 6.125% 1/21/2031	1,935	1,956
Colombia (Republic of) 8.00% 4/20/2033	430	472
Colombia (Republic of) 7.50% 2/2/2034	11,650	12,466
Colombia (Republic of) 7.75% 11/7/2036	8,594	9,387
		27,979

Egypt 0.22%
Egypt (Arab Republic of) 5.80% 9/30/2027	200	201
Egypt (Arab Republic of) 5.875% 2/16/2031	600	586
Egypt (Arab Republic of) 8.50% 1/31/2047	5,663	5,557
Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,681
Egypt (Arab Republic of) 8.75% 9/30/2051	1,050	1,041
Egypt (Arab Republic of) 7.50% 2/16/2061	10,580	9,163
		18,229

Brazil 0.12%
Brazil (Federative Republic of) 6.25% 5/22/2036	10,000	9,910

Turkey 0.09%
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	980	962
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	6,790	6,706
		7,668

Senegal 0.08%
Senegal (Republic of) 6.75% 3/13/2048	8,800	4,587
Senegal (Republic of) 6.75% 3/13/2048	3,439	1,792
		6,379

Panama 0.07%
Panama (Republic of) 7.50% 3/1/2031	315	347
Panama (Republic of) 2.252% 9/29/2032	1,800	1,513
Panama (Republic of) 4.50% 4/16/2050	1,200	963
Panama (Republic of) 4.50% 4/1/2056	4,180	3,272
		6,095

Republic of Angola 0.07%
Angola (Republic of) 9.375% 3/31/2033 (b)	3,650	3,739
Angola (Republic of) 9.875% 3/31/2037 (b)	1,690	1,746
		5,485

Peru 0.05%
Peru (Republic of) 5.50% 3/30/2036	3,310	3,347
Peru (Republic of) 5.875% 8/8/2054	1,275	1,273
		4,620

43	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Nigeria 0.03%
Nigeria (Republic of) 7.875% 2/16/2032	USD 2,350	$2,455

South Africa 0.03%
South Africa (Republic of) 5.875% 4/20/2032	1,003	1,028
South Africa (Republic of) 7.10% 11/19/2036 (b)	1,150	1,236
		2,264

Venezuela 0.02%
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (d)	2,693	1,225
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027	1,205	595
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028	602	291
		2,111

Dominican Republic 0.02%
Dominican Republic (Government of) 5.875% 1/30/2060	2,280	2,019

Chile 0.01%
Chile (Republic of) 2.45% 1/31/2031	400	363
Chile (Republic of) 4.34% 3/7/2042	200	177
		540

India 0.00%
Export-Import Bank of India 2.25% 1/13/2031 (b)	250	223
Total bonds & notes of governments & government agencies outside the U.S.		153,338
Loans 0.38%
Information technology 0.17%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (j)(m)	749	795
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (j)(m)	259	240
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (j)(m)	8,375	7,304
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (j)(m)	2,094	2,107
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (j)(m)	3,278	3,299
		13,745

Asset-backed obligations 0.09%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (b)(e)(j)(m)	7,244	7,217

Health care 0.04%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (j)(m)	2,215	2,100
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (j)(m)	1,454	1,457
		3,557

Industrials 0.04%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (j)(m)	3,410	3,089

Capital Group Fixed Income ETF Trust	44

Capital Group Core Plus Income ETF (CGCP) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer staples 0.03%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.87% 2/11/2033 (j)(m)	USD 2,710	$2,721

Consumer discretionary 0.01%
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (j)(m)	444	444

Municipals 0.00%
AM Bidco Operations, LLC, Term Loan, First Lien, 8.50% PIK 10/21/2027 (c)(e)(m)	688	358
Total loans		31,131
Municipals 0.05%
California 0.01%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,080	1,097

Puerto Rico 0.04%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (d)	5	4
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (d)	20	15
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (d)	95	73
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (d)	10	8
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (d)	190	145
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (d)	265	203
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (d)	210	161
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (d)	20	15
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (d)	75	57
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (d)	10	8
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (d)	10	8
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (d)	5	4
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (d)	20	15
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (d)	400	306
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027	65	50
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028	220	168
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028	55	42
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032	165	126
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036	330	254
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037	65	50
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040	355	272
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042	100	77
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (a)(d)	465	356
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (d)	70	53
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (d)	650	497
		2,967

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (b)	863	21
Total municipals		4,085
Total bonds, notes & other debt instruments (cost: $8,230,323,000)		8,209,062
Convertible stocks 0.03%	Shares
Information technology 0.03%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (n)	61,600	2,769
Total convertible stocks (cost: $3,080,000)		2,769

45	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
Common stocks 0.03%	Shares	Value (000)
Real estate 0.03%
Service Properties Trust REIT	1,416,667	$2,394

Energy 0.00%
New Fortress Energy, Inc., Class A (n)	89,859	33

Industrials 0.00%
AM BidCo Holdings, LLC (e)(n)	35	— (h)
Total common stocks (cost: $2,815,000)		2,427
Short-term securities 8.15%
Money market investments 8.15%
Capital Group Central Cash Fund 3.70% (o)(p)	6,790,870	679,019
Total short-term securities (cost: $678,984,000)		679,019
Total investment securities 106.79% (cost: $8,915,202,000)		8,893,277
TBA sale commitments (0.28)%	Principal amount (000)
Mortgage-backed obligations (0.28)%
Federal agency mortgage-backed obligations (0.28)%
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (g)(k)	USD (8,564)	(7,468)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (g)(k)	(17,051)	(16,337)
		(23,805)
Total TBA sale commitments (proceeds: $23,658,000)		(23,805)
Other assets less liabilities (6.51)%		(541,836)
Net assets 100.00%		$8,327,636
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	15,742	9/30/2026	USD3,148,400	$(2,660)
5 Year U.S. Treasury Note Futures	Long	4,904	9/30/2026	490,400	1,394
10 Year U.S. Treasury Note Futures	Long	2,772	9/21/2026	277,200	1,637
10 Year Ultra U.S. Treasury Note Futures	Short	6,121	9/21/2026	(612,100)	(8,387)
30 Year U.S. Treasury Bond Futures	Long	245	9/21/2026	24,500	476
30 Year Ultra U.S. Treasury Bond Futures	Long	120	9/21/2026	12,000	318
					$(7,222)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	8,196	EUR	7,070	HSBC Bank	7/20/2026	$112

Capital Group Fixed Income ETF Trust	46

Capital Group Core Plus Income ETF (CGCP) (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.863%	Annual	SOFR	Annual	10/29/2026	USD250,000	$242	$—	$242
3.787%	Annual	SOFR	Annual	6/12/2027	152,000	(304)	—	(304)
3.7315%	Annual	SOFR	Annual	6/20/2027	156,000	(410)	—	(410)
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	399	—	399
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	1,027	—	1,027
3.7675%	Annual	SOFR	Annual	12/3/2029	31,000	(147)	—	(147)
3.439%	Annual	SOFR	Annual	6/17/2031	176,250	(3,737)	—	(3,737)
3.4357%	Annual	SOFR	Annual	6/17/2031	176,250	(3,763)	—	(3,763)
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	2,004	—	2,004
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	2,511	—	2,511
SOFR	Annual	3.554%	Annual	6/17/2036	138,731	5,298	—	5,298
SOFR	Annual	3.7363%	Annual	6/17/2036	220,987	5,123	—	5,123
SOFR	Annual	3.7917%	Annual	6/17/2036	30,282	564	—	564
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	(111)	—	(111)
3.7575%	Annual	SOFR	Annual	12/3/2044	12,000	(716)	—	(716)
4.146%	Annual	SOFR	Annual	6/17/2056	47,500	(359)	—	(359)
4.1386%	Annual	SOFR	Annual	6/17/2056	47,500	(419)	—	(419)
						$7,202	$—	$7,202
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 8.15%
Money market investments 8.15%
Capital Group Central Cash Fund 3.70% (o)	$333,993	$1,642,184	$1,297,098	$3	$(63)	$679,019	$6,894
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026	$3,040	$3,037	0.04%
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	2,130	2,131	0.03
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030	6/23/2023	684	780	0.01
		$5,854	$5,948	0.08%

47	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (CGCP) (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,417,629,000, which represented 29.03% of the net assets of the fund.

(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Scheduled interest and/or principal payment was not received.
(e)	Value determined using significant unobservable inputs.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)	Amount less than one thousand.
(i)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $28,524,000, which represented 0.34% of the net assets of the fund.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Represents securities transacted on a TBA basis.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(n)	Non-income producing.
(o)	Rate represents the seven-day yield at 6/30/2026.
(p)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	48

Capital Group High Yield Bond ETF (CGHY)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 89.60%	Principal amount (000)	Value (000)
Corporate bonds and notes 88.41%
Consumer discretionary 15.38%
Advance Auto Parts, Inc. 1.75% 10/1/2027	USD 390	$375
Advance Auto Parts, Inc. 3.90% 4/15/2030	435	409
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	405	391
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	745	750
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	171	167
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	300	272
Carnival Corp., Ltd. 6.65% 1/15/2028	88	90
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	1,242	1,241
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	505	511
Churchill Downs, Inc. 4.75% 1/15/2028 (a)	278	275
Churchill Downs, Inc. 5.75% 4/1/2030 (a)	315	315
Ford Motor Credit Co., LLC 5.73% 9/5/2030	200	201
Ford Motor Credit Co., LLC 6.532% 3/19/2032	260	269
Ford Motor Credit Co., LLC 5.753% 4/6/2033	280	278
Ford Motor Credit Co., LLC 6.125% 3/8/2034	380	383
Gaia Purchaser, Inc. 7.625% 7/15/2033 (a)	350	354
Genting New York, LLC 7.25% 10/1/2029 (a)	728	749
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	435	439
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	380	380
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	95	95
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (a)	700	702
Hilton Domestic Operating Co., Inc. 6.125% 4/1/2032 (a)	85	86
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	105	105
International Game Technology PLC 5.25% 1/15/2029 (a)	420	419
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	375	365
Levi Strauss & Co. 3.50% 3/1/2031 (a)	735	681
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	958	918
Newell Brands, Inc. 7.375% 4/1/2036	110	112
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (a)	530	492
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	335	330
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)	705	657
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	248	257
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	543	575
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	105	107
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	130	128
RHP Hotel Properties, LP 6.50% 4/1/2032 (a)	275	282
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	144	143
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	582	498
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	195	201
Station Casinos, LLC 6.625% 3/15/2032 (a)	195	198
Travel + Leisure Co. 4.50% 12/1/2029 (a)	115	111
Travel + Leisure Co. 4.625% 3/1/2030 (a)	60	58
Travel + Leisure Co. 6.25% 6/1/2031 (a)	375	378
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	230	223
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	259	259
Whirlpool Corp. 7.50% 7/1/2031 (a)	165	167
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	385	380
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	495	489
Yum! Brands, Inc. 4.75% 1/15/2030 (a)	705	694
		17,959

Energy 14.47%
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	100	100
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	45	45
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	340	344
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	625	614
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	200	195
Caturus Energy, LLC 8.50% 2/15/2030 (a)	230	240
Caturus Energy, LLC 7.125% 5/15/2031 (a)	275	272
Chord Energy Corp. 6.75% 3/15/2033 (a)	386	392

49	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF (CGHY) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
CNX Resources Corp. 5.875% 3/1/2034 (a)	USD 265	$258
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	450	456
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	445	442
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (a)	200	200
Genesis Energy, LP 6.75% 3/15/2034	455	452
Global Partners, LP 7.125% 7/1/2033 (a)	382	387
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (a)	340	333
NFE Brazil Financing, Ltd. 12.00% PIK 6/19/2029 (a)(b)	130	118
NFE Financing, LLC 12.00% 11/15/2029 (a)(c)	349	123
Noble Finance II, LLC 6.25% 6/15/2034 (a)	250	245
Occidental Petroleum Corp. 6.05% 10/1/2054	290	295
Oceaneering International, Inc. 6.875% 7/15/2034 (a)	400	406
Par Petroleum, LLC 7.375% 6/1/2034 (a)	495	501
Parex Resources, Inc. 8.50% 5/11/2031 (a)	225	229
Petrobras Global Finance BV 5.125% 9/10/2030	815	802
Petroleos Mexicanos 5.95% 1/28/2031	750	742
Range Resources Corp. 4.75% 2/15/2030 (a)	305	299
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	410	430
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	300	290
SM Energy Co. 8.625% 11/1/2030 (a)	15	16
SM Energy Co. 8.75% 7/1/2031 (a)	767	801
SM Energy Co. 9.625% 6/15/2033 (a)	179	196
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	140	146
Sunoco, LP 5.875% 3/15/2028	10	10
Sunoco, LP 5.625% 3/15/2031 (a)	150	149
Sunoco, LP 6.25% 7/1/2033 (a)	100	101
Sunoco, LP 5.875% 3/15/2034 (a)	255	252
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(d)	110	114
Talos Production, Inc. 9.00% 2/1/2029 (a)	475	495
Talos Production, Inc. 9.375% 2/1/2031 (a)	139	146
Transocean International, Ltd. 8.25% 5/15/2029 (a)	480	496
Transocean International, Ltd. 8.50% 5/15/2031 (a)	135	140
Transocean International, Ltd. 7.875% 10/15/2032 (a)	20	21
Transocean International, Ltd. 6.80% 3/15/2038	210	195
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	670	678
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	40	43
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	1,157	1,236
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	115	118
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	699	729
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	727	771
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	258	262
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	570	582
		16,907

Industrials 12.28%
ADT Security Corp. 4.125% 8/1/2029 (a)	385	369
ADT Security Corp. 5.875% 10/15/2033 (a)	235	231
Advanced Drainage Systems, Inc. 6.375% 6/15/2030 (a)	230	234
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	615	603
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	20	21
Aramark Services, Inc. 5.00% 2/1/2028 (a)	700	699
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	399	411
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	265	271
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	640	656
Bombardier, Inc. 7.25% 7/1/2031 (a)	200	210
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	605	594
CACI International, Inc. 6.375% 6/15/2033 (a)	675	685
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	275	275
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	360	361

Capital Group Fixed Income ETF Trust	50

Capital Group High Yield Bond ETF (CGHY) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	USD 433	$442
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	330	325
ESAB Corp. 5.625% 4/1/2031 (a)	165	166
GFL Environmental, Inc. 6.75% 1/15/2031 (a)	390	402
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (a)	400	402
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	357	370
Moog, Inc. 5.50% 10/15/2034 (a)	620	612
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	267	271
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	395	403
Science Applications International Corp. 5.875% 11/1/2033 (a)	720	710
Seagate Data Storage Technology Pte., Ltd. 4.091% 6/1/2029 (a)	165	161
Seagate Data Storage Technology Pte., Ltd. 8.50% 7/15/2031 (a)	90	94
Sensata Technologies BV 4.00% 4/15/2029 (a)	100	97
TransDigm, Inc. 6.75% 8/15/2028 (a)	495	501
TransDigm, Inc. 4.625% 1/15/2029	660	650
TransDigm, Inc. 4.875% 5/1/2029	140	138
TransDigm, Inc. 6.00% 1/15/2033 (a)	15	15
TransDigm, Inc. 6.375% 5/31/2033 (a)	495	500
TransDigm, Inc. 6.25% 1/31/2034 (a)	300	306
TransDigm, Inc. 6.75% 1/31/2034 (a)	385	395
TransDigm, Inc. 6.125% 7/31/2034 (a)	119	119
United Rentals (North America), Inc. 4.875% 1/15/2028	235	234
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	240	238
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	820	846
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	330	327
		14,344

Communication services 9.87%
Altice France 6.50% 3/15/2032 (a)	267	259
CCO Holdings, LLC 5.125% 5/1/2027 (a)	231	231
CCO Holdings, LLC 5.375% 6/1/2029 (a)	125	122
CCO Holdings, LLC 4.50% 8/15/2030 (a)	65	60
CCO Holdings, LLC 4.25% 2/1/2031 (a)	557	502
CCO Holdings, LLC 4.25% 1/15/2034 (a)	1,029	872
Charter Communications Operating, LLC 3.50% 3/1/2042	625	432
Charter Communications Operating, LLC 4.80% 3/1/2050	169	126
Charter Communications Operating, LLC 3.90% 6/1/2052	300	191
Charter Communications Operating, LLC 5.25% 4/1/2053	69	54
Charter Communications Operating, LLC 6.70% 12/1/2055	34	32
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	151	152
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	256	265
Connect Finco SARL 9.00% 9/15/2029 (a)	663	699
Connect Holding II, LLC 10.50% 4/3/2031 (a)	235	236
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	179	179
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	270	275
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	140	145
Discovery Global Holdings, Inc. 4.279% 3/15/2032	325	292
Discovery Global Holdings, Inc. 4.279% 3/15/2032	145	130
DISH DBS Corp. 5.125% 6/1/2029	90	81
DISH Network Corp. 11.75% 11/15/2027 (a)	104	107
EchoStar Corp. 10.75% 11/30/2029	308	333
EchoStar Corp. 6.75% PIK 11/30/2030 (b)	205	209
Gray Media, Inc. 10.50% 7/15/2029 (a)	276	292
Gray Media, Inc. 9.625% 7/15/2032 (a)	75	72
Lamar Media Corp. 3.625% 1/15/2031	510	476
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	462	478
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	469	460
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	285	285
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	460	459
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	525	550

51	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF (CGHY) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	USD 30	$32
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	491	478
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	304	286
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	651	592
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	200	198
Univision Communications, Inc. 4.50% 5/1/2029 (a)	760	726
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	150	155
		11,523

Health care 6.90%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	400	405
Accendra Health, Inc. 9.00% 6/15/2032 (a)	294	274
Accendra Health, Inc. 9.75% 6/15/2033 (a)	132	90
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	323	323
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	175	162
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	225	133
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	875	860
Centene Corp. 2.45% 7/15/2028	300	285
Centene Corp. 4.625% 12/15/2029	665	646
Charles River Laboratories International, Inc. 4.00% 3/15/2031 (a)	620	582
Encompass Health Corp. 5.875% 6/1/2034 (a)	180	180
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	306	322
Medline Borrower, LP 3.875% 4/1/2029 (a)	740	719
Medline Borrower, LP 6.25% 4/1/2029 (a)	1,331	1,360
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(b)	139	138
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	145	152
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	310	317
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	215	215
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	180	203
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	675	692
		8,058

Information technology 6.21%
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)	625	675
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	480	487
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	438	411
CoreWeave, Inc. 9.75% 10/1/2031 (a)	290	290
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	204	213
Fair Isaac Corp. 4.00% 6/15/2028 (a)	898	879
Fair Isaac Corp. 6.00% 5/15/2033 (a)	393	387
Flash Compute, LLC 7.25% 12/31/2030 (a)	65	67
Hughes Satellite Systems Corp. 5.25% 8/1/2026	75	63
Hughes Satellite Systems Corp. 6.625% 8/1/2026	98	61
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	140	142
Intel Corp. 3.05% 8/12/2051	340	213
Intel Corp. 5.60% 2/21/2054	288	269
Match Group Holdings II, LLC 5.625% 2/15/2029 (a)	400	399
Match Group Holdings II, LLC 4.125% 8/1/2030 (a)	220	207
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	180	180
NCR Atleos Corp. 9.50% 4/1/2029 (a)	175	187
Oracle Corp. 4.95% 2/4/2031	164	161
Oracle Corp. 5.70% 2/4/2036	248	240
Oracle Corp. 6.70% 2/4/2056	157	148
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	218	217
SE Cosmos, LLC 8.875% 5/1/2031 (a)	570	586
Viasat, Inc. 6.50% 7/15/2028 (a)	450	449
Viasat, Inc. 7.50% 5/30/2031 (a)	323	327
		7,258

Capital Group Fixed Income ETF Trust	52

Capital Group High Yield Bond ETF (CGHY) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Financials 5.51%
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	USD 442	$426
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	225	228
Asurion, LLC 8.00% 12/31/2032 (a)	541	546
Banco Nacional de Mexico SA, 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(d)	500	493
Brown & Brown, Inc. 5.55% 6/23/2035	572	571
Cipher Compute, LLC 7.125% 11/15/2030 (a)	150	156
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	678	644
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	281	268
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	297	265
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	265	242
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	230	221
Jane Street Group, LLC 6.75% 5/1/2033 (a)	115	119
OneMain Finance Corp. 7.125% 9/15/2032	990	1,008
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	56	56
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	268	269
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	425	423
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	265	266
Voyager Parent, LLC 9.25% 7/1/2032 (a)	227	240
		6,441

Utilities 5.48%
AES Corp. 5.20% 7/15/2029	100	101
AES Corp. 3.95% 7/15/2030 (a)	372	357
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	400	406
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (d)	300	301
Generadora de Gatun SA 6.874% 9/30/2044 (a)	200	207
NRG Energy, Inc. 5.25% 6/15/2029 (a)	155	155
NRG Energy, Inc. 5.875% 5/15/2034 (a)	400	398
NRG Energy, Inc. 6.125% 5/15/2036 (a)	325	325
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030) (d)	230	233
PG&E Corp. 5.00% 7/1/2028	677	674
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	885	902
Rockies Express Pipeline, LLC 4.80% 5/15/2030 (a)	510	500
Talen Energy Supply, LLC 6.125% 5/1/2031 (e)	575	575
Talen Energy Supply, LLC 6.375% 5/1/2033 (e)	650	649
Talen Energy Supply, LLC 6.25% 2/1/2034 (a)	185	184
Vistra Operations Co., LLC 5.00% 7/31/2027 (a)	180	180
Vistra Operations Co., LLC 7.75% 10/15/2031 (a)	245	256
		6,403

Consumer staples 4.72%
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	465	450
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	225	220
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	265	256
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	935	892
B&G Foods, Inc. 5.25% 9/15/2027	35	35
B&G Foods, Inc. 8.00% 9/15/2028 (a)	200	200
Coty, Inc. 5.60% 1/15/2031 (a)	35	34
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	30	30
Fiesta Purchaser, Inc. 10.00% 9/30/2032 (a)	45	44
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	405	413
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	185	189
Post Holdings, Inc. 4.625% 4/15/2030 (a)	185	179
Post Holdings, Inc. 6.25% 2/15/2032 (a)	920	935
Post Holdings, Inc. 6.25% 10/15/2034 (a)	65	64

53	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF (CGHY) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	USD 540	$541
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	110	110
Safeway, Inc. 7.25% 2/1/2031	440	464
US Foods, Inc. 4.75% 2/15/2029 (a)	105	104
US Foods, Inc. 4.625% 6/1/2030 (a)	95	93
US Foods, Inc. 7.25% 1/15/2032 (a)	255	265
		5,518

Real estate 4.09%
Fibra SOMA Trust F/6185 7.125% 5/28/2036 (a)	200	199
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	205	198
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	1,015	961
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	180	179
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	161	159
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	120	118
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	315	302
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	260	261
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	325	333
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	470	480
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	301	308
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	450	440
Service Properties Trust 3.95% 1/15/2028	210	205
Service Properties Trust 0% 9/30/2027 (a)	85	79
Service Properties Trust 4.95% 10/1/2029	8	8
Service Properties Trust 4.375% 2/15/2030	150	136
Service Properties Trust 8.625% 11/15/2031 (a)	391	412
		4,778

Materials 3.50%
Century Aluminum Co. 6.875% 8/1/2032 (a)	505	520
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	225	217
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	635	641
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	45	46
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	125	125
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	30	31
FMC Corp. 8.00% 6/1/2031 (a)	275	286
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	509	526
Mineral Resources, Ltd. 6.00% 5/1/2032 (a)	170	168
Mineral Resources, Ltd. 6.25% 5/1/2034 (a)	110	108
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	530	557
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	80	79
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	590	587
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	187	198
		4,089
Total corporate bonds and notes		103,278
Loans 1.19%
Communication services 0.33%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (f)(g)	134	135
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (f)(g)	150	141
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (f)(g)	105	105
		381

Industrials 0.26%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (f)(g)	335	304

Capital Group Fixed Income ETF Trust	54

Capital Group High Yield Bond ETF (CGHY) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Information technology 0.23%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (f)(g)	USD 32	$34
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (f)(g)	224	225
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (f)(g)	15	15
		274

Consumer staples 0.18%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.87% 2/11/2033 (f)(g)	205	206

Consumer discretionary 0.15%
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (f)(g)	174	174

Health care 0.04%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029	50	47
Total loans		1,386
Total bonds, notes & other debt instruments (cost: $104,775,000)		104,664
Convertible bonds & notes 2.26%
Information technology 0.84%
Corweave, Inc., convertible notes, 2.00% 10/1/2032 (a)	141	156
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (a)	36	166
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (a)	98	210
Viavi Solutions, Inc., convertible notes, 0.625% 3/1/2031 (a)	42	150
Western Digital Corp., convertible notes, 3.00% 11/15/2028	18	303
		985

Communication services 0.38%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (b)	72	224
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	180	215
		439

Real estate 0.32%
Digital Realty Trust, LP, convertible notes, 1.875% 11/15/2029 (a)	170	182
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (a)	79	187
		369

Health care 0.25%
Alnylam Pharmaceuticals, Inc., convertible notes, 1.00% 9/15/2027	118	142
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	101	148
		290

Utilities 0.24%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (a)	150	159
Southern Co. (The), convertible notes, 4.50% 6/15/2027	114	126
		285

Industrials 0.16%
Uber Technologies, Inc., convertible notes, 0.875% 12/1/2028	156	187

55	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF (CGHY) (continued)
Convertible bonds & notes (continued)	Principal amount (000)	Value (000)

Financials 0.07%
Coinbase Global, Inc., convertible notes, 0.25% 4/1/2030	USD 95	$85
Total convertible bonds & notes (cost: $2,243,000)		2,640
Convertible stocks 0.50%	Shares
Utilities 0.16%
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	3,600	191

Industrials 0.12%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,000	135

Information technology 0.09%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (h)	2,400	108

Communication services 0.13%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029 (h)	1,500	76
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029 (h)	1,500	76
		152
Total convertible stocks (cost: $601,000)		586
Common stocks 0.55%
Real estate 0.22%
Service Properties Trust REIT	115,840	196
Ventas, Inc. REIT	689	61
		257

Information technology 0.22%
MACOM Technology Solutions Holdings, Inc. (h)	666	253

Consumer discretionary 0.11%
Carnival Corp., Ltd.	4,580	131
Total common stocks (cost: $448,000)		641
Short-term securities 6.70%
Money market investments 6.70%
Capital Group Central Cash Fund 3.70% (i)(j)	78,322	7,832
Total short-term securities (cost: $7,831,000)		7,832
Total investment securities 99.61% (cost: $115,898,000)		116,363
Other assets less liabilities 0.39%		452
Net assets 100.00%		$116,815

Capital Group Fixed Income ETF Trust	56

Capital Group High Yield Bond ETF (CGHY) (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	7	9/30/2026	USD1,400	$(1)
5 Year U.S. Treasury Note Futures	Long	6	9/30/2026	600	1
					$—
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.S46	5.00%	Quarterly	6/20/2031	USD 2,450	$(201)	$(180)	$(21)
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 6.70%
Money market investments 6.70%
Capital Group Central Cash Fund 3.70% (i)	$3,942	$33,809	$29,920	$1	$— (k)	$7,832	$126
Restricted security (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026	$651	$649	0.56%
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	577	575	0.50
		$1,228	$1,224	1.06%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $86,588,000, which represented
74.12% of the net assets of the fund.

(b)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(c)	Scheduled interest and/or principal payment was not received.
(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Non-income producing.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than one thousand.

57	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF (CGHY) (continued)

Key to abbreviation(s)
CME = CME Group
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	58

Capital Group International Bond ETF (USD-Hedged) (CGIB)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 94.46%	Principal amount (000)	Value (000)
Euros 30.05%
Agence Francaise de Developpement 2.75% 9/30/2030	EUR 500	$563
Agence Francaise de Developpement 3.75% 1/28/2036	600	684
Albania (Republic of) 4.75% 2/14/2035	200	232
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	400	478
Alphabet, Inc. 3.45% 5/11/2032	1,199	1,383
Amprion Gmbh 3.875% 6/5/2036	1,400	1,604
AT&T, Inc. 1.60% 5/19/2028	270	301
Banco de Sabadell SA 3.50% 5/27/2031 (1-year EUR-ICE Swap EURIBOR + 1.25% on 5/27/2030) (a)	400	460
Banco de Sabadell SA 3.375% 3/10/2032 (1-year EUR-ICE Swap EURIBOR + 1.05% on 3/10/2031) (a)	200	228
Banco de Sabadell SA 6.00% 8/16/2033 (5-year EUR Mid-Swap + 3.15% on 8/16/2028) (a)	200	239
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (a)	200	238
Bank of Ireland Group PLC 5.00% 7/4/2031 (1-year EUR-ICE Swap EURIBOR + 2.05% on 7/4/2030) (a)	1,180	1,433
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	400	470
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	210	239
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	280	319
Belgium (Kingdom of), Series 107, 4.35% 6/22/2056	365	419
BHP Billiton Finance, Ltd. 3.643% 9/4/2035	300	340
BMS Ireland Capital Funding DAC 2.973% 11/10/2030	851	966
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	100	113
British American Tobacco 4.20% subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 2.961% on 1/30/2051) (a)	500	572
Bulgaria (Republic of) 3.375% 7/18/2035	245	273
CaixaBank SA 4.125% 2/9/2032 (3-month EUR-EURIBOR + 1.50% on 2/9/2031) (a)	1,000	1,178
Colombia (Republic of) 3.75% 9/19/2028	610	693
Danaher Corp. 3.25% 4/29/2030	800	918
Deutsche Bank AG 4.00% 7/12/2028 (3-month EUR-EURIBOR + 0.95% on 7/12/2027) (a)	600	692
Deutsche Bank AG 3.375% 2/13/2031 (3-month EUR-EURIBOR + 1.25% on 2/13/2030) (a)	1,100	1,253
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	1,200	1,347
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	400	455
Equinor ASA 1.375% 5/22/2032	250	257
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	500	598
European Financial Stability Facility 2.875% 2/13/2034	740	837
European Financial Stability Facility 3.375% 8/30/2038	500	575
European Union 2.50% 10/14/2030	615	695
European Union 2.75% 12/13/2032	1,105	1,248
European Union 3.375% 12/12/2035	1,500	1,739
European Union 3.25% 12/12/2036	240	273
European Union 3.75% 10/12/2045	450	508
European Union 4.00% 10/12/2055	595	678
Ford Motor Credit Co., LLC 3.305% 5/17/2029	295	333
French Republic O.A.T. 2.70% 2/25/2031	1,164	1,316
French Republic O.A.T. 1.50% 5/25/2031	350	374
French Republic O.A.T. 2.00% 11/25/2032	1,335	1,423
French Republic O.A.T. 1.25% 5/25/2034	990	967
French Republic O.A.T. 3.75% 5/25/2056	250	253
Germany (Federal Republic of) 2.10% 3/15/2028	1,100	1,248
Germany (Federal Republic of) 2.10% 11/15/2029	400	451
Germany (Federal Republic of) 2.90% 2/15/2036	8,960	10,272
Germany (Federal Republic of) 2.90% 8/15/2056	890	919
Greece (Hellenic Republic of) 1.75% 6/18/2032	100	106
Greece (Hellenic Republic of) 4.375% 7/18/2038	700	854
Greece (Hellenic Republic of) 4.125% 6/15/2054	1,490	1,673
Indonesia (Republic of) 0.90% 2/14/2027	225	254
Italy (Republic of), Series 7Y, 0.50% 7/15/2028	250	274
Italy (Republic of), Series 5Y, 3.35% 7/1/2029	750	870
Italy (Republic of) 3.25% 11/15/2032	8,640	9,906
Italy (Republic of), Series 10Y, 3.85% 7/1/2034	2,430	2,867
Italy (Republic of) 3.65% 8/1/2035	2,802	3,238

59	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Italy (Republic of) 4.45% 9/1/2043	EUR 290	$346
Italy (Republic of) 4.50% 10/1/2053	215	252
KfW 2.375% 6/29/2029	730	828
Lloyds Banking Group PLC 3.125% 8/24/2030 (1-year EUR Mid-Swap + 1.50% on 8/24/2029) (a)	600	683
McDonald’s Corp. 0.25% 10/4/2028 (b)	100	108
Mizuho Financial Group, Inc. 0.47% 9/6/2029 (3-month EUR-EURIBOR + 0.718% on 9/6/2028) (a)	825	891
Morgan Stanley 3.383% 1/23/2032 (3-month EUR-EURIBOR + 0.911% on 1/23/2031) (a)	310	353
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031) (a)	775	865
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	600	751
New York Life Global Funding 3.625% 1/9/2030 (b)	1,320	1,530
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	1,000	1,133
North Macedonia (Republic of) 4.75% 1/21/2034	124	141
Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	475	540
Orange 3.50% 5/19/2035	300	339
Philip Morris International, Inc. 2.75% 6/6/2029	520	588
Philip Morris International, Inc. 0.80% 8/1/2031	550	555
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	560	633
Prologis Euro Finance, LLC 4.00% 5/5/2034	200	233
Republika Srpska 6.25% 4/2/2031	220	255
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	850	968
Spain (Kingdom of) 3.10% 7/30/2031	700	811
Spain (Kingdom of) 3.20% 10/31/2035	220	250
Spain (Kingdom of) 3.30% 4/30/2036	400	457
Spain (Kingdom of) 3.40% 10/31/2036	680	781
SPIE SA 3.75% 5/28/2030	600	686
Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029) (a)	1,090	1,299
TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027) (a)	1,020	1,155
Toyota Finance Australia, Ltd. 2.676% 1/16/2029	725	820
Treasury Corp. of Victoria 3.625% 9/29/2040	400	455
United Mexican States 3.50% 9/19/2029	430	489
Verallia SAS 3.875% 11/4/2032	500	554
		82,845
British pounds 9.99%
United Kingdom 0.875% 10/22/2029	GBP 8,809	10,516
United Kingdom 4.125% 3/7/2031	1,700	2,238
United Kingdom 4.50% 3/7/2035	7,510	9,821
United Kingdom 0.625% 7/31/2035	3,465	3,220
United Kingdom 4.75% 10/22/2035	710	941
United Kingdom 4.375% 7/31/2054	730	813
		27,549
Japanese yen 9.95%
Japan, Series 181, 1.30% 9/20/2030	JPY 586,550	3,534
Japan, Series 3, 1.60% 9/20/2035	597,500	3,429
Japan, Series 380, 1.70% 9/20/2035	77,800	444
Japan, Series 381, 2.10% 12/20/2035	872,000	5,131
Japan, Series 21, 2.30% 12/20/2035	1,018,250	6,097
Japan, Series 194, 2.70% 9/20/2045	210,000	1,135
Japan, Series 84, 2.10% 9/20/2054	160,000	683
Japan, Series 88, 3.20% 9/20/2055	598,200	3,241
Japan, Series 89, 3.40% 12/20/2055	316,550	1,782
Japan (Government of), Series 371, 0.40% 6/20/2033	240,000	1,303
Japan (Government of), Series 90, 3.70% 3/20/2056	107,150	638
		27,417

Capital Group Fixed Income ETF Trust	60

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Chinese yuan renminbi 8.80%
China (People’s Republic of), Series INBK, 1.43% 1/25/2030	CNY 30,130	$4,456
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	118,850	18,403
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	5,050	693
China Development Bank 1.54% 6/13/2030	4,870	718
		24,270
Brazilian reais 3.42%
Brazil (Federative Republic of) 0% 7/1/2026	BRL 2,430	471
Brazil (Federative Republic of) 0% 10/1/2026	4,000	749
Brazil (Federative Republic of) 0% 1/1/2029	21,310	2,974
Brazil (Federative Republic of) 0% 1/1/2030	19,377	2,367
Brazil (Federative Republic of) 10.00% 1/1/2031	16,008	2,698
Brazil (Federative Republic of) 6.00% 8/15/2050	1,100	176
		9,435
Australian dollars 3.38%
Australia (Commonwealth of) 1.00% 12/21/2030	AUD 3,418	2,045
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	6,040	3,847
Australia (Commonwealth of) 4.25% 12/21/2035	1,599	1,068
New South Wales Australia (State of) 2.50% 11/22/2032	1,500	903
New South Wales Treasury Corp. 5.25% 2/24/2038	2,143	1,453
		9,316
Czech korunas 2.94%
Czech Republic, Series 153, 5.75% 3/29/2029	CZK 35,750	1,760
Czech Republic, Series 152, 6.20% 6/16/2031	63,100	3,248
Czech Republic, Series 157, 3.60% 6/3/2036	70,900	3,089
		8,097
South Korean won 2.32%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW 672,890	427
South Korea (Republic of), Series 2903, 3.25% 3/10/2029	826,800	528
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	8,386,100	5,438
		6,393
Hungarian forints 2.17%
Hungary (Republic of) 3.00% 8/21/2030	HUF 1,308,670	3,897
Hungary (Republic of) 6.75% 7/23/2031	104,900	362
Hungary (Republic of) 3.25% 10/22/2031	216,640	640
Hungary (Republic of), Series 33/A, 2.25% 4/20/2033	399,910	1,084
		5,983
New Zealand dollars 2.00%
New Zealand 2.00% 5/15/2032	NZD 4,870	2,482
New Zealand 4.25% 5/15/2036	5,375	3,026
		5,508
Malaysian ringgits 0.93%
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR 3,090	761
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	5,260	1,310
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,920	485
		2,556
Philippine pesos 0.75%
International Bank for Reconstruction & Development 4.93% 11/3/2032	PHP 31,600	492

61	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Philippine pesos (continued)
Philippines (Republic of) 6.25% 2/28/2029	PHP 17,900	$291
Philippines (Republic of) 6.75% 9/15/2032	62,000	1,007
Philippines (Republic of) 6.375% 4/28/2035	17,500	275
		2,065
Chilean pesos 0.42%
Chile (Republic of) 6.00% 4/1/2033	CLP 1,025,000	1,153
Canadian dollars 0.38%
CPPIB Capital, Inc. 4.00% 6/2/2035	CAD 500	361
Ontario (Province of) 3.95% 12/2/2035	950	682
		1,043
Mexican pesos 0.32%
United Mexican States, Series M, 8.00% 2/21/2036	MXN 10,559	564
United Mexican States, Series M, 8.00% 7/31/2053	6,500	316
		880
Polish zloty 0.18%
Poland (Republic of) 4.50% 7/25/2030	PLN 1,920	511
U.S. dollars 16.46%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(d)(e)	USD 250	250
AbbVie, Inc. 4.125% 3/15/2031	125	122
AbbVie, Inc. 4.40% 3/15/2033	217	212
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (c)(d)	28	28
AES Corp. 5.20% 7/15/2029	525	528
AES Corp. 3.95% 7/15/2030 (d)	475	455
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (c)(d)	264	263
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (c)(d)	790	794
Amgen, Inc. 4.85% 2/19/2036	491	481
Amgen, Inc. 5.65% 3/2/2053	199	194
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (c)(d)	100	98
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(d)	289	285
Arthur J. Gallagher & Co. 5.15% 2/15/2035	240	238
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (c)(d)	300	304
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class D, 7.04% 8/20/2032 (c)(d)	470	465
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(e)	140	140
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (d)	605	602
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	45	46
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(d)	750	740
Broadcom, Inc. 3.469% 4/15/2034	200	180
Broadcom, Inc. 5.20% 7/15/2035	102	102
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (c)(d)(e)	73	73
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(d)	100	100
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (c)(d)(e)	271	272
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (c)(d)(e)	140	140
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(d)	490	501
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(d)	200	198
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(d)	500	495
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (c)(d)(e)	100	100
Canadian National Railway Co. 4.20% 3/12/2031	525	515
Charter Communications Operating, LLC 2.80% 4/1/2031	300	267

Capital Group Fixed Income ETF Trust	62

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Charter Communications Operating, LLC 4.40% 4/1/2033	USD 530	$488
Charter Communications Operating, LLC 6.70% 12/1/2055	155	148
Chile (Republic of) 4.35% 4/13/2031	520	512
Colombia (Republic of) 3.00% 1/30/2030	400	366
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (c)(d)(e)	11	11
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (c)(d)(e)	411	411
Coty, Inc. 5.60% 1/15/2031 (d)	880	857
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(d)(e)	100	101
Edison International 5.25% 3/15/2032	150	148
Eli Lilly and Co. 4.65% 5/20/2033	950	945
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(d)(e)	283	279
Enel Finance International NV 4.125% 9/30/2028 (d)	200	198
Enterprise Products Operating, LLC 5.20% 1/15/2036	19	19
Export-Import Bank of India 5.00% 1/12/2036 (d)	450	443
Export-Import Bank of Thailand 5.354% 5/16/2029	250	255
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (c)	29	30
Fibra SOMA Trust F/6185 7.125% 5/28/2036 (d)	530	528
Ford Motor Co. 3.25% 2/12/2032	500	441
Ford Motor Credit Co., LLC 4.97% 4/6/2029	650	644
Ford Motor Credit Co., LLC 5.875% 11/7/2029	490	496
Ford Motor Credit Co., LLC 5.42% 4/9/2031	330	327
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (c)	101	104
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	74	76
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (c)(d)(e)	100	103
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (c)(d)(e)	9	9
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M2, (30-day Average USD-SOFR + 1.30%) 4.928% 2/25/2046 (c)(d)(e)	385	385
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	400	360
Georgia Power Co. 4.60% 6/15/2029	1,000	1,002
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (a)	650	645
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.916% 3/15/2042 (c)(d)(e)	100	100
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)	150	149
HTA Group, Ltd. 6.75% 4/1/2031 (d)	400	405
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(e)	109	111
Huntington National Bank (The), Series 2026-1, Class C, (30-day Average USD-SOFR + 2.00%) 5.609% 2/20/2034 (c)(d)(e)	578	578
Hyundai Capital America 4.25% 9/18/2028 (d)	267	264
Hyundai Capital America 5.40% 6/24/2031 (d)	540	548
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (c)(d)	100	100
Intercontinental Exchange, Inc. 3.95% 12/1/2028	350	345
Intercontinental Exchange, Inc. 4.20% 3/15/2031	115	113
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(d)	900	1,041
Intesa Sanpaolo SPA 5.00% 6/29/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 6/29/2029) (a)(d)	1,050	1,051
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(c)(d)	610	612
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (a)	300	293
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (a)	150	147
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (a)	47	46
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	600	598
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	200	201
Korea Gas Corp. 5.00% 7/8/2029 (d)	200	203
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75% 5/15/2029 (c)(d)	147	147
LG Energy Solution, Ltd. 5.25% 4/2/2028 (d)	200	201
LYB International Finance III, LLC 5.125% 1/15/2031	37	37
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (c)(d)	670	670

63	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Mars, Inc. 5.20% 3/1/2035 (d)	USD 430	$432
Medline Borrower, LP 5.00% 6/15/2031 (d)	670	667
Meta Platforms, Inc. 4.875% 5/15/2033	700	694
Meta Platforms, Inc. 5.50% 11/15/2045	420	390
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(c)(d)	88	88
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(d)	100	100
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (c)(d)	100	100
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (c)(d)	100	101
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (c)(d)	100	101
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	650	647
Motherson Global Investments BV 5.625% 7/11/2029 (d)	200	201
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	400	401
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	50	50
Novartis Capital Corp. 4.60% 3/18/2033	222	220
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (c)(d)(e)	153	152
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(d)(e)	312	309
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(c)(d)	68	68
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (c)(d)(e)	248	246
Oracle Corp. 4.45% 9/26/2030	250	241
Oracle Corp. 5.35% 5/4/2033	320	311
Oracle Corp. 6.00% 8/3/2055	885	754
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (c)(d)	465	477
Pacific Gas and Electric Co. 5.00% 6/4/2028	100	101
Pacific Gas and Electric Co. 6.00% 8/15/2035	25	26
PacifiCorp 5.30% 2/15/2031	915	929
PacifiCorp 4.15% 2/15/2050	500	380
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(d)	387	385
Petroleos Mexicanos 6.70% 2/16/2032	540	545
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	470	443
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(d)	250	247
Progress Residential Trust, Series 2026-SFR1, Class A, 3.85% 2/17/2043 (c)(d)	397	378
Rio Grande LNG, LLC 5.25% 6/30/2031 (d)	236	236
Rio Grande LNG, LLC 5.75% 6/30/2036 (d)	493	491
Rio Grande LNG, LLC 6.15% 6/30/2041 (d)	97	97
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	200	203
Sands China, Ltd. 5.40% 8/8/2028	200	202
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (d)	517	510
Saudi Arabian Oil Co. 4.00% 2/2/2029 (d)	200	197
Saudi Arabian Oil Co. 4.375% 2/2/2031 (d)	238	233
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(d)	100	101
Schlumberger Investment SA 4.55% 5/7/2031	352	350
Schlumberger Investment SA 4.80% 5/7/2033	380	378
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (c)(d)	35	35
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (d)	200	199
Sumisho Air Lease Corp. 4.50% 3/24/2029 (d)	135	134
Sumisho Air Lease Corp. 4.85% 3/24/2031 (d)	155	153
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (c)(d)(e)	100	99
Synopsys, Inc. 5.15% 4/1/2035	290	288
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	209	208
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.50% 3/25/2058 (c)(d)(e)	400	379
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(d)	112	112
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (c)(d)	227	226
U.S. Treasury 4.25% 6/30/2033	141	140
U.S. Treasury 4.375% 5/15/2036	22	22
U.S. Treasury 4.75% 2/15/2056	291	283
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (c)	21	21
Uniform Mortgage-Backed Security 6.50% 7/1/2056	518	536
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)	25	25
United Mexican States 5.375% 3/22/2033	400	392
United Mexican States 6.25% 8/27/2037	520	521

Capital Group Fixed Income ETF Trust	64

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
UnitedHealth Group, Inc. 5.15% 7/15/2034	USD 102	$103
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (c)(d)	177	177
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(c)(d)	162	160
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(e)	70	70
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (a)	175	173
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (c)(d)	211	209
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(d)	43	43
		45,369
Total bonds, notes & other debt instruments (cost: $262,541,000)		260,390
Short-term securities 5.09%	Shares
Money market investments 5.09%
Capital Group Central Cash Fund 3.70% (f)(g)	140,456	14,044
Total short-term securities (cost: $14,043,000)		14,044
Total investment securities 99.55% (cost: $276,584,000)		274,434
Other assets less liabilities 0.45%		1,242
Net Assets 100.00%		$275,676
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year Euro-Schatz Futures	Long	192	9/8/2026	USD19,200	$32
2 Year U.S. Treasury Note Futures	Long	105	9/30/2026	21,000	(14)
5 Year U.S. Treasury Note Futures	Long	142	9/30/2026	14,200	14
5 Year Canadian Government Bond Futures	Long	25	9/18/2026	2,500	10
5 Year Euro-Bobl Futures	Long	188	9/8/2026	18,800	140
10 Year Australian Treasury Bond Futures	Long	6	9/15/2026	600	6
10 Year Canadian Government Bond Futures	Short	16	9/18/2026	(1,600)	(13)
10 Year Euro-Bund Futures	Short	85	9/8/2026	(8,500)	(110)
10 Year French Government Bond Futures	Long	3	9/8/2026	300	1
10 Year Italy Government Bond Futures	Long	1	9/8/2026	100	2
10 Year Japanese Government Bond Futures	Short	6	6/15/2026	(600,000)	(30)
10 Year Japanese Government Bond Futures	Long	22	9/14/2026	2,200,000	30
10 Year UK Gilt Futures	Long	28	9/28/2026	2,800	31
10 Year U.S. Treasury Note Futures	Long	38	9/21/2026	3,800	1
10 Year Ultra U.S. Treasury Note Futures	Short	64	9/21/2026	(6,400)	(68)
30 Year Euro-Buxl Futures	Long	33	9/8/2026	3,300	67
30 Year Ultra U.S. Treasury Bond Futures	Short	47	9/21/2026	(4,700)	(20)
					$79

65	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	9,242	GBP	6,875	JPMorgan Chase Bank	7/8/2026	$123
USD	27,096	EUR	23,266	Morgan Stanley	7/9/2026	506
USD	2,301	BRL	12,000	BNP Paribas	7/9/2026	(19)
USD	421	BRL	2,400	Morgan Stanley	7/9/2026	(43)
USD	25,990	EUR	22,381	Citibank	7/10/2026	409
USD	6,810	KRW	10,213,219	Citibank	7/10/2026	206
COP	4,119	USD	14,778,200	Morgan Stanley	7/10/2026	196
USD	10,508	AUD	14,901	JPMorgan Chase Bank	7/10/2026	192
USD	9,181	GBP	6,838	Morgan Stanley	7/10/2026	111
USD	3,985	JPY	635,670	Citibank	7/10/2026	73
USD	3,774	HUF	1,158,200	Standard Chartered Bank	7/10/2026	55
USD	1,388	HUF	422,756	JPMorgan Chase Bank	7/10/2026	31
USD	1,223	CAD	1,704	Standard Chartered Bank	7/10/2026	21
USD	1,296	CZK	27,200	Goldman Sachs	7/10/2026	16
USD	542	PLN	1,990	Citibank	7/10/2026	12
USD	951	GBP	710	BNP Paribas	7/10/2026	9
USD	900	HUF	277,842	Citibank	7/10/2026	8
USD	625	EUR	540	BNP Paribas	7/10/2026	8
USD	541	AUD	770	Citibank	7/10/2026	8
USD	939	MXN	16,311	Royal Bank of Canada	7/10/2026	7
USD	413	JPY	66,110	BNP Paribas	7/10/2026	6
USD	635	JPY	102,600	Citibank	7/10/2026	3
USD	321	JPY	51,860	JPMorgan Chase Bank	7/10/2026	2
EUR	627	USD	550	JPMorgan Chase Bank	7/10/2026	2
USD	276	AUD	400	Royal Bank of Canada	7/10/2026	(1)
USD	2,019	PHP	124,000	Citibank	7/10/2026	(2)
CZK	258	USD	5,400	Bank of New York	7/10/2026	(4)
USD	1,676	EUR	1,470	BNP Paribas	7/10/2026	(4)
AUD	1,824	USD	2,600	Royal Bank of Canada	7/10/2026	(24)
USD	4,115	COP	14,778,200	Citibank	7/10/2026	(201)
USD	5,229	BRL	27,208	Goldman Sachs	7/13/2026	(28)
USD	5,769	CZK	121,086	HSBC Bank	7/14/2026	69
USD	22,970	CNH	155,402	Citibank	7/14/2026	68
USD	738	CNH	4,980	Standard Chartered Bank	7/14/2026	4
USD	687	CNH	4,670	Royal Bank of Canada	7/14/2026	(2)
USD	22,777	JPY	3,642,197	Goldman Sachs	7/15/2026	354
USD	5,601	NZD	9,523	Standard Chartered Bank	7/15/2026	190
USD	1,200	CLP	1,095,200	Morgan Stanley	7/15/2026	12
USD	24,139	EUR	20,822	HSBC Bank	7/20/2026	332
USD	1,137	EUR	980	BNP Paribas	7/20/2026	17
EUR	1,598	USD	1,400	Standard Chartered Bank	7/20/2026	3
USD	5,506	EUR	4,840	Bank of New York	7/20/2026	(28)
USD	1,393	MYR	5,644	JPMorgan Chase Bank	7/22/2026	10
USD	8,659	GBP	6,456	HSBC Bank	7/28/2026	96
USD	728	BRL	3,980	Citibank	10/8/2026	(25)
						$2,778

Capital Group Fixed Income ETF Trust	66

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR1,250	$3	$—	$3
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	1,250	3	—	3
2.465%	Annual	3-month SEK STIBOR	Quarterly	4/17/2028	SEK157,500	71	—	71
2.4335%	Annual	3-month SEK STIBOR	Quarterly	4/20/2028	126,100	49	—	49
4.2857%	Annual	SONIA	Annual	4/24/2028	GBP4,530	33	—	33
4.3833%	Annual	SONIA	Annual	4/29/2028	4,550	45	—	45
4.3157%	Annual	SONIA	Annual	5/1/2028	4,600	37	(5)	42
3-month SEK STIBOR	Quarterly	2.4405%	Annual	6/3/2028	SEK85,750	(31)	—	(31)
3-month SEK STIBOR	Quarterly	2.4006%	Annual	6/4/2028	159,250	(44)	—	(44)
3-month SEK STIBOR	Quarterly	2.3132%	Annual	5/1/2030	22,000	7	—	7
3-month SEK STIBOR	Quarterly	2.3327%	Annual	10/7/2030	13,000	(11)	—	(11)
3-month SEK STIBOR	Quarterly	2.3592%	Annual	10/9/2030	4,000	(4)	—	(4)
3-month SEK STIBOR	Quarterly	2.5987%	Annual	1/27/2031	6,230	(9)	—	(9)
3-month SEK STIBOR	Quarterly	2.8652%	Annual	4/2/2031	21,910	(44)	—	(44)
2.5956%	Annual	3-month SEK STIBOR	Quarterly	6/4/2031	58,000	35	—	35
SOFR	Annual	3.313%	Annual	9/10/2032	USD970	36	—	36
3-month SEK STIBOR	Quarterly	2.9592%	Annual	12/9/2035	SEK7,388	(27)	—	(27)
3-month SEK STIBOR	Quarterly	2.9747%	Annual	12/19/2035	9,430	(36)	—	(36)
3-month SEK STIBOR	Quarterly	2.7902%	Annual	2/12/2036	17,750	(24)	—	(24)
3-month SEK STIBOR	Quarterly	2.7297%	Annual	6/29/2036	12,210	2	—	2
						$91	$(5)	$96
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.89%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL4,880	$9	$—	$9
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	6,400	(61)	—	(61)
13.765%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	10,760	(19)	—	(19)
13.89%	At maturity	BZDIOVER	At maturity	Cazenove, Inc.	2/1/2030	6,300	(7)	—	(7)
							$(78)	$—	$(78)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.S46	5.00%	Quarterly	6/20/2031	USD 990	$(81)	$(52)	$(29)

67	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (h) (000)	Value at 6/30/2026(i) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
5.00%	Quarterly	iTraxx Europe Crossover S45	6/20/2031	EUR4,180	$530	$369	$161
1.00%	Quarterly	iTraxx Europe S45	6/20/2031	EUR6,660	173	113	60
1.00%	Quarterly	CDX.NA.IG.S46	6/20/2031	USD6,000	133	131	2
					$836	$613	$223
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 5.09%
Money market investments 5.09%
Capital Group Central Cash Fund 3.70% (f)	$1,241	$94,808	$82,003	$(3)	$1	$14,044	$98
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
New York Life Global Funding 3.625% 1/9/2030	9/9/2024- 11/11/2025	$1,549	$1,530	0.56%
McDonald’s Corp. 0.25% 10/4/2028	6/25/2024	100	108	0.04
		$1,649	$1,638	0.60%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,782,000, which represented
8.63% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(i)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Capital Group Fixed Income ETF Trust	68

Capital Group International Bond ETF (USD-Hedged) (CGIB) (continued)

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds

HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PHP = Philippine pesos
PLN = Polish zloty
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
STIBOR = Stockholm Interbank Offered Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

69	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 92.46%	Principal amount (000)	Value (000)
Alabama 6.43%
Auburn University, General Fee Rev. Bonds, Series 2025-A, 5.00% 6/1/2044	USD 1,250	$1,370
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	3,110	3,176
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	5,365	5,579
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2026-A, AMT, 4.30% 3/1/2056 (put 3/1/2033) (a)	2,400	2,404
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026 (a)	2,035	2,034
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	26,345	27,611
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-I, 5.00% 10/1/2033	19,310	20,602
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 1/1/2034	17,675	18,542
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-A, 5.00% 12/1/2034	8,705	9,220
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	2,340	2,515
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.00% 6/1/2035	2,255	2,399
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	23,680	23,901
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	10,000	10,550
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	10,160	10,757
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-F, 5.00% 6/1/2036	20,000	21,029
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.25% 6/1/2036	31,085	33,526
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2036	15,000	15,792
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	1,000	1,079
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	2,900	3,088
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	2,825	2,925
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	7,035	7,399
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	2,725	2,904
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	5,140	5,483
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	8,485	8,507
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	1,000	1,003
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	4,750	4,799
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	7,345	7,766
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	7,290	7,453
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	750	785
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	7,370	7,922
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	2,405	2,465
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-B, 5.00% 11/1/2033	5,810	6,195
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	5,360	5,663
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,010	2,166
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	10,655	11,479
Highway Auth., Special Obligation Rev. Bonds, Series 2025, AGI, 5.00% 9/1/2041	2,390	2,675
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	4,005	4,322
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	260	268
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	265	266
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Providence Park Apartments Project), Series 2025-E, 3.15% 7/1/2029 (put 7/1/2028)	430	431
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	3,010	3,328
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2039	6,445	6,954
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	1,925	2,106
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	655	709
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	7,455	7,821
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 2.75% 7/15/2034 (put 3/15/2029)	650	647
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	770	774
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	325	315
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	3,000	3,000
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,305
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	1,500	1,506

Capital Group Fixed Income ETF Trust	70

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2036	USD 1,000	$1,101
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	2,305	2,413
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	10,090	10,645
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-D, 5.00% 9/1/2035	6,000	6,535
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	15,595	16,165
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	16,375	17,392
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	10,690	10,917
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	5,000	5,415
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	920	854
		407,952
Alaska 0.08%
Housing Fin. Corp., General Mortgage Rev. Bonds II, Series 2026-A, 6.00% 12/1/2056	650	719
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,400	1,401
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,455	1,462
International Airport System, Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2034	1,510	1,706
		5,288
Arizona 1.29%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2042	1,000	1,103
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2019-A, 5.00% 7/1/2038	1,200	1,266
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.00% 7/1/2046	895	894
City of Glendale, Senior Excise Tax Rev. and Ref. Ref. Obligations, Series 2024, 5.00% 7/1/2038	1,250	1,404
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	950	987
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2021-A, 4.00% 11/1/2040	815	814
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2036	310	295
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029 (a)	140	140
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	750	747
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2026-A, 5.50% 7/1/2056 (a)	125	124
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	340	356
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2026-A, 5.75% 7/1/2061 (a)	105	105
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	1,500	1,467
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	185	174
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2029 (a)	200	201
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2030 (a)	200	200
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	1,000	819
Industrial Dev. Auth., Multi Family Housing Bonds (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	2,190	2,205
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,885	3,926
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions-Harmony Public Schools Project), Series 2016-A, 5.00% 2/15/2046 (a)	900	900
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	160	147
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)(b)	1,000	811
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	485	431
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2041	1,000	1,076
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2035	3,795	4,241

71	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	USD 1,750	$1,769
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 1/1/2048	770	866
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	1,000	988
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	750	710
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,140	2,025
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	4,525	4,010
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	5,845	5,180
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 2.80% 11/15/2052 (c)	13,300	13,300
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	1,400	1,498
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	3,500	3,500
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,035	1,037
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Bonds, Series 2025, 5.00% 7/1/2038	2,000	2,275
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034 (a)	2,310	2,345
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	1,500	1,428
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	1,000	887
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2043	3,750	4,213
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2023, 5.00% 7/1/2026	1,000	1,000
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	2,590	2,950
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2037	415	472
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2038	365	413
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	1,000	1,065
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2037	3,615	4,176
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2019-A, 5.00% 6/1/2042	1,000	1,041
		81,981
Arkansas 0.50%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2026-A, AMT, 4.25% 9/1/2046 (put 3/3/2033) (a)	19,750	20,080
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	2,460	2,486
Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2025-B, AMT, 5.50% 1/1/2056	8,235	8,891
		31,457
California 9.88%
Anaheim Public Fin. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), CAB, Series 1997-C, AGI, 0% 9/1/2031	3,500	2,998
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2026-F-1, 5.00% 4/1/2037	3,000	3,585
Brisbane School Dist., GO Bonds, CAB, 2004 Election, Series 2004, AGI, 0% 7/1/2029	1,050	968
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.00% 11/1/2045	3,500	3,887
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	5,955	6,387
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	5,500	6,059
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	15,090	16,416
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-C, 5.25% 2/1/2036	5,525	6,055
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	2,070	2,160
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	26,220	28,454
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	2,330	2,367
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	850	902
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	3,500	3,727
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-F, 5.50% 10/1/2054 (put 11/1/2030)	640	699

Capital Group Fixed Income ETF Trust	72

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	USD 1,000	$1,058
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	2,900	2,986
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	4,730	5,026
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	6,765	7,070
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	6,250	6,427
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	14,335	15,042
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	1,650	1,703
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	4,980	5,339
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	4,835	5,235
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	1,000	843
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	450	393
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	3,260	2,965
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	970	859
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	500	445
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	600	441
Davis Joint Unified School Dist., GO Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	750	739
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	1,520	1,427
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 5/1/2029	1,210	1,119
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	10,000	9,997
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.00% 10/1/2038	525	539
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2028	500	472
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2039	3,885	4,134
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	500	526
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	495	529
Fremont Unified School Dist., GO Bonds, 2014 Election, Series 2021-D, 3.00% 8/1/2033	1,600	1,591
Glendale Community College Dist., GO Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2041	2,150	1,203
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2032	500	414
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	1,000	704
GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	5,110	5,431
GO Rev. Ref. Bonds, Series 2019, 3.00% 10/1/2037	1,440	1,361
Grossmont Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2008, 0% 8/1/2032	4,000	3,365
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	500	378
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 3.00% 11/1/2038	635	590
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2047	1,445	1,459
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2038	430	461
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2046	260	261
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	3,116	3,177
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	2,065	2,142
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	3,261	3,305
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	1,834	1,822
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	8,771	8,569
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	2,714	2,780
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)	24,400	24,394
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	250	221
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2026, 3.25% 6/1/2033	955	961

73	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2041	USD 710	$824
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	320	369
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	1,245	1,295
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2031	1,890	2,000
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	385	408
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	800	831
Lincoln Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2008-D, AGI, 0% 2/1/2033	4,300	3,488
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2042	2,500	2,828
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,028
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2039	1,000	1,036
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2029	625	663
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2029	3,395	3,527
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2034	2,000	2,252
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	5,000	5,172
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	1,745	1,871
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2032	640	709
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	2,385	2,643
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033	840	914
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	1,220	1,366
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2034	2,920	3,292
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	615	689
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2035	3,000	3,402
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2036	690	742
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	1,730	1,906
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	1,010	1,119
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2036	7,245	8,163
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2036	8,000	9,013
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2037	1,120	1,220
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	4,910	5,408
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2037	13,685	15,311
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2037	2,895	3,239
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	6,440	7,052
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2038	4,000	4,465
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2039	1,480	1,574
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	1,130	1,233
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,265	1,344
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2041	625	685
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	1,150	1,219
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,000	1,083
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2042	275	300
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	4,545	4,923
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,000	1,046
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	500	515
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	500	517
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	550	578
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-A, 5.00% 1/1/2030	1,955	2,072
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	1,290	1,444
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	500	557
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	245	276
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	730	804
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	840	920
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	2,305	2,465
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	500	543
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	1,040	1,141
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2040	2,775	3,028

Capital Group Fixed Income ETF Trust	74

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	USD 500	$518
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	500	526
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	360	397
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	400	433
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2029	3,420	3,682
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2037	1,435	1,654
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2044	3,000	3,385
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	500	525
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2001-B, NATL, 0% 8/1/2032	750	627
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2036	130	137
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,130	1,164
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	180	180
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	140	141
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Green at Warner Center), Series 2026-A-1, 2.95% 6/1/2056	1,670	1,671
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.326% 11/20/2040 (c)	1,467	1,464
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	4,578	4,543
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.05% 7/20/2041	997	935
Municipal Fin. Auth., Rev. Bonds (Clay Lacy Aviation Facs. - John Wayne Airport, Orange County Project), Series 2026, AMT, 5.00% 1/1/2041 (a)	290	301
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	1,775	1,912
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2039	750	838
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2044	260	286
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	500	511
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	2,350	2,352
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	1,200	1,202
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	90	92
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	1,250	1,316
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	5,000	5,080
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2026-A, AMT, 2.875% 3/1/2056 (put 9/15/2026)	5,860	5,858
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	2,065	2,082
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	2,235	2,197
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026)	2,405	2,405
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 2.85% 11/1/2046 (put 9/1/2026)	2,910	2,910
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-B, AMT, 3.375% 9/1/2050 (put 9/1/2028)	1,750	1,751
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	2,000	2,021
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2039	1,000	1,054
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	1,795	1,800
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2026	3,755	3,747
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.923% 7/20/2039 (c)	6,875	6,709
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2011, 0% 8/1/2033	700	568
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	3,000	3,178
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2034	1,000	1,007
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2028	2,015	2,096
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038	450	482
Palo Alto Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2008, 0% 8/1/2032	3,000	2,536

75	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2036	USD 2,005	$2,005
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2041	1,140	1,175
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (a)	1,300	1,299
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2035	1,900	2,227
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2037	6,000	6,926
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2039	1,100	1,258
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2042	2,500	2,826
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2027	1,065	1,099
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-B, 4.00% 5/1/2041	1,405	1,420
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2028	115	109
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2029	140	128
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2019, 4.00% 9/1/2046	200	176
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	1,985	2,003
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	215	214
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	1,415	1,422
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,420	1,470
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	500	371
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	1,000	1,006
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2035	2,110	2,125
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	1,070	1,142
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	556
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2040	1,920	2,042
County of Sacramento, Airport System Rev. Bonds, Series 2025-A, AMT, 5.00% 7/1/2035	5,645	6,317
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2029	1,440	1,498
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	2,000	2,002
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	3,325	3,439
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	4,030	4,165
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 7/1/2030	2,730	2,938
San Diego Community College Dist., GO Bonds, CAB, 2002 Election, Series 2011, 0% 8/1/2038	3,510	2,349
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2008 Election, Series 2012-E, 0% 7/1/2034	750	584
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-G, AMT, 5.00% 5/1/2027	2,210	2,249
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,030	1,145
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	2,095	2,244
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.00% 5/1/2036	3,660	4,048
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	500	512
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	795	858
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2038 (a)	710	756
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-F, 5.00% 11/1/2040	555	671
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.25% 9/1/2038 (a)	875	938
San Jacinto Unified School Dist., GO Bonds, 2016 Election, Series 2022, 4.00% 8/1/2043	1,105	1,120

Capital Group Fixed Income ETF Trust	76

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	USD 1,500	$1,512
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, NATL, 0% 9/1/2031	7,500	6,481
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2045	2,900	3,139
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2045	385	424
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	750	777
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	500	560
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2034	4,000	4,521
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	520	552
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	55	56
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (a)	7,000	7,766
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (a)	7,200	8,216
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2027	500	509
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2040	2,225	2,274
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	1,000	809
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	845	890
Temple City Unified School Dist., GO Bonds, CAB, 1998 Election, Series 2001-B, NATL, 0% 8/1/2026	3,200	3,193
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2013-A, 5.00% 8/1/2043	5,125	5,127
Regents of the University of California, General Rev. Bonds, Series 2026-CF, 5.00% 11/15/2034	14,000	16,246
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2035	1,250	1,438
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	3,145	3,695
Regents of the University of California, General Rev. Bonds, Series 2026-CH, 5.25% 5/15/2038	10,185	12,248
Regents of the University of California, General Rev. Bonds, Series 2026-CH, 5.25% 5/15/2039	3,395	4,097
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	1,330	1,505
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	2,685	3,249
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	1,400	1,646
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2039	1,485	1,696
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2042	2,000	2,255
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	2,735	3,098
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2043	6,000	6,799
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2046	1,785	1,975
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2027	7,750	8,016
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2028	1,000	1,057
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	5,650	6,401
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2035	1,000	1,169
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2004-C, 0% 8/1/2032	1,000	823
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	1,995	1,409
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	750	618
		626,430
Colorado 2.36%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	596	597
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. GO and Improvement Bonds, Series 2019, 5.25% 12/1/2048	1,359	1,359
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	421	422
County of Adams, Uplands Metropolitan Dist. No. 1, Limited Tax GO Cash Flow Bonds, Series 2023-B, 5.00% 9/15/2053 (a)	2,000	1,341
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	445	446
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 6.25% 12/1/2035	1,000	1,011
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2024-A, AGI, 5.00% 12/1/2041	750	833
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2035	530	539
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2032	835	910
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,000	1,000

77	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	USD 1,457	$1,421
Certs. of Part., Series 2018-A, 5.00% 12/15/2026	1,870	1,891
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	684	535
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	1,250	1,311
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2033	12,390	13,607
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040 (a)	835	841
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	5,000	5,212
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2035	845	930
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2036	1,200	1,314
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. GO Bonds, Series 2016, 5.25% 12/1/2040	1,545	1,546
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,395	1,546
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2004-A, NATL, 0% 9/1/2027	500	485
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2035	935	680
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2037	690	455
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,729
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039 (a)	1,500	1,519
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044 (a)	375	379
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	570	578
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	2,115	2,136
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2040	2,050	2,052
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	6,000	6,007
Health Facs. Auth., Rev. Bonds (Commonspirit Health), Series 2019-A-1, 4.00% 8/1/2044	3,295	3,162
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2026	200	200
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2029	5,830	6,178
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	4,050	4,437
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2034	8,000	8,907
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2035	1,900	2,122
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 4.00% 8/1/2039	1,095	1,087
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2039	2,125	2,198
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2034	825	903
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2035	750	818
Health Facs. Auth., Rev. Bonds (Sanford), Series 2019-A, 4.00% 11/1/2039	2,445	2,431
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	6,165	6,271
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2037	5,000	5,040
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Creekside Flats Project), Series 2026, 3.00% 5/1/2048 (put 11/1/2029)	605	605
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	1,205	1,213
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	2,905	2,864
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	3,415	3,380
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	7,125	7,728
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	970	1,075
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	5,730	6,282
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	5,035	5,630
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-C, Class I, 6.00% 11/1/2055	2,545	2,814
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-M, Class I, 6.25% 11/1/2055	2,940	3,256
Jefferson Center Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2026-A, 5.75% 12/1/2046 (a)	875	887
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	900	906
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 12/1/2035 (a)	1,000	1,048
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	750	724
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	4,200	3,480

Capital Group Fixed Income ETF Trust	78

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	USD 625	$626
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	500	512
School Dist. 27J (Counties of Adams, Weld, and Broomfield), GO Bonds, Series 2026-A, 5.50% 12/1/2037	3,000	3,621
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039 (d)	950	753
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2039 (d)	500	500
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Rev. Ref. and Improvement Bonds, Convertible CAB, Series 2022-A, 3.375% 12/1/2052	1,449	1,132
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039	1,200	1,193
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039 (escrowed to maturity)	300	305
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	500	455
		149,375
Connecticut 0.38%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2031 (a)	700	702
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2038	555	603
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-3, 4.40% 12/15/2031	795	799
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 5.875% 12/15/2046	280	284
Health and Educational Facs. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2016-CT, 5.00% 12/1/2045	1,430	1,432
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	705	692
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	725	727
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	125	126
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2015-A, 3.85% 5/15/2045	420	407
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,395	1,392
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2026-B-2, 2.75% 11/15/2065 (put 5/15/2029)	5,000	4,959
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	815	816
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	300	302
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2023-A, 5.00% 7/1/2031	1,180	1,307
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	1,500	1,511
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	3,035	3,154
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	2,465	2,503
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 5.50% 10/1/2035	1,000	1,057
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	1,000	1,072
		23,845
Delaware 0.18%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	275	275
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	5,100	5,162
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/2035)	4,935	4,995
GO Bonds, Series 2021, 2.00% 2/1/2036	1,000	843
GO Rev. Ref. Bonds, Series 2023-B, 5.00% 8/1/2026	150	150
		11,425
District of Columbia 0.76%
GO Bonds, Series 2026-B, 5.00% 6/1/2033	2,365	2,686
GO Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2034	3,055	3,511
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	1,000	1,001
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	460	474

79	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	USD 1,050	$1,081
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	2,125	1,680
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-B-1, FHA, 2.55% 3/1/2042	2,430	1,939
Housing Fin. Agcy., Multi Family Rev. Bonds, Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,000	1,004
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2037	1,340	1,428
Income Tax Secured Rev. Ref. Bonds, Series 2019-C, 5.00% 10/1/2026	3,455	3,475
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2041	4,125	4,609
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2042	1,640	1,826
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2040	750	755
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 5.00% 7/15/2045	660	684
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2034	1,210	1,247
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,232
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.25% 10/1/2041	1,000	1,110
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,910	1,962
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	720	786
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2032	1,015	1,019
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	1,885	2,093
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2035	1,000	1,004
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2042	365	367
Tax Increment Rev Bonds (Union Market Infrastructure Project), Series 2021-A, 4.25% 6/1/2046 (a)	1,470	1,278
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2024-A, 5.00% 10/1/2038	290	326
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2043	2,500	2,772
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2026-A, 5.00% 10/1/2035	1,305	1,513
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	1,550	1,518
		48,380
Florida 4.72%
County of Alachua, Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds, Series 2025-A, AGI, 5.00% 12/1/2035	1,000	1,121
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2031	1,815	1,925
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2030	435	448
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2031	460	473
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.00% 11/1/2042	1,975	1,856
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 4.50% 5/1/2035	1,000	999
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 10/1/2033	3,000	3,160
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	865	866
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027 (a)	175	175
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029 (a)	400	399
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	395	382
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2039 (a)	2,010	2,027
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	950	936
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2032	4,450	4,911
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2035	1,410	1,581
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2030	1,425	1,521
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2029	235	235
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	220	227
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds, Series 2022, 4.00% 5/1/2042	1,445	1,348
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Ave Maria National Project), Series 2021, 3.75% 5/1/2041	3,565	3,218
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	330	333
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	325	306
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034 (a)	595	610
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	1,000	1,010

Capital Group Fixed Income ETF Trust	80

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2036	USD 1,325	$1,337
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.50% 6/15/2038 (a)	1,000	1,074
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.00% 8/1/2047	2,700	2,835
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	565	556
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2045 (a)	2,250	2,401
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AGI, AMT, 5.00% 7/1/2044	9,885	9,797
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	10,285	10,442
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2025-A, AMT, 3.40% 9/1/2050 (put 9/1/2028)	4,560	4,593
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	1,000	1,008
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	2,000	2,060
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	5,000	4,679
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 4.50% 7/1/2032 (a)	9,940	9,974
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2026, AMT, 4.35% 4/1/2037 (put 4/2/2031)	5,510	5,553
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	2,530	2,565
Edgewater East Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.60% 5/1/2041	500	442
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2041 (preref. 6/1/2027)	1,280	1,298
Florida Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Amberwood Lofts), Series 2026-J, 3.00% 7/1/2044 (put 7/1/2029)	780	780
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 202-A, AMT, 5.00% 10/1/2029	1,350	1,437
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2035	1,455	1,550
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2036	4,400	4,746
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.875% 5/1/2039	1,000	972
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2032	680	729
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2034	715	772
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	250	258
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2029	2,870	3,056
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2031	8,420	9,178
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2038	1,525	1,662
County of Hillsborough, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Riverside Apartments), Series 2026, 2.90% 12/1/2028 (put 12/1/2027)	415	413
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	475	491
Housing Fin. Auth., Multi Family Rev. Bonds (Cypress Oaks Apartments), Series 2025, 3.15% 12/1/2028 (put 12/1/2027)	2,000	2,005
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	95	95
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	1,145	1,149
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	915	992
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	1,710	1,876
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	1,220	1,271
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,110	1,203
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	140	152
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	915	1,009
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	2,470	2,708
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2026-1, 6.00% 1/1/2057	2,500	2,802
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2026-3, 6.25% 7/1/2057	6,350	7,263
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	2,015	2,012
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	3,070	3,165
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2033	2,760	3,144
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2034	1,240	1,425
JEA, Water and Sewer System Rev. Bonds, Series 2025-A, 5.00% 10/1/2041	1,500	1,671
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Project), Series 2017, 5.00% 5/1/2037 (a)	535	539
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 3.75% 5/1/2039 (a)	905	863
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2035	2,325	2,493

81	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.50% 5/1/2040	USD 1,785	$1,953
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 3.75% 5/1/2040 (a)	2,585	2,432
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Villages of Lakewood Ranch South Project), Series 2016, 5.125% 5/1/2046	1,000	1,000
County of Lee, Airport Rev. Bonds, Series 2024, AMT, 5.25% 10/1/2041	1,635	1,791
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	1,340	1,439
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	165	163
County of Lee, Industrial Dev. Auth., Healthcare Facs. Improvement Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point/Waterside Health Project), Series 2019, 5.00% 11/15/2049	125	126
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 5.25% 10/1/2044 (a)	775	794
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Lee Health System, Inc.), Series 2019-A-1, 4.00% 4/1/2037	2,500	2,490
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 5.50% 6/15/2040 (a)	3,300	3,438
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	1,030	1,079
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.20% 11/15/2030 (a)	5,945	5,978
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.625% 11/15/2045 (a)	3,000	3,272
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2040	2,100	2,043
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2050	2,000	1,739
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	500	501
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,000	1,000
Manatee County School Board, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 7/1/2026	250	250
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	390	390
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	2,250	2,350
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	10,000	10,958
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 10/1/2037	4,500	4,998
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 10/1/2038	5,650	6,238
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	8,990	9,113
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2041	2,375	2,651
County of Miami-Dade, Double-Barreled Aviation Rev. Ref. Bonds, Series 2020, 5.00% 7/1/2030	1,610	1,752
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2026, 5.00% 4/1/2037	3,000	3,401
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2026, 5.00% 4/1/2044	2,000	2,178
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	1,645	1,576
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	140	146
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2034	1,690	1,854
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2037	2,945	3,183
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2038	1,095	1,180
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,250	1,252
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2025-A, 5.00% 10/1/2041	2,600	2,849
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2037	650	652
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	4,280	4,117
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	1,585	1,805
Osceola County Housing Fin. Auth., Multi Family Housing Rev. Bonds (Crestwood Apartments), Series 2026-B, 2.65% 9/1/2043 (put 9/1/2028)	155	154
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,250	1,263
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.125% 5/15/2046	215	219

Capital Group Fixed Income ETF Trust	82

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	USD 180	$182
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	3,230	3,231
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 4.35% 5/1/2032	535	547
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.75% 5/1/2039	820	796
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.00% 5/1/2032	1,500	1,420
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	1,650	1,436
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-C, 3.40% 5/1/2040	4,000	3,512
Sunbridge Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Phase 1/2 Project), Series 2022, 5.40% 5/1/2042	500	522
Dept. of Transportation, Turnpike Rev. Bonds, Series 2024-B, 4.00% 7/1/2045	890	884
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026	1,130	1,130
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2036	9,525	10,955
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030 (a)	495	495
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030 (a)	440	440
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030 (a)	375	375
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.00% 5/1/2035	2,500	2,511
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.50% 5/1/2040	2,750	2,798
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2016, 3.625% 5/1/2031	590	580
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	4,525	4,395
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.25% 5/1/2040 (a)	1,190	1,068
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	5,525	4,675
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.50% 5/1/2051 (a)	3,470	2,753
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (a)	280	282
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (a)	535	542
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	1,980	1,985
Windward at Lakewood Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-3, 4.85% 5/1/2040	365	367
Woodlands Section 9 Community Dev. Dist., Special Assessment Bonds, Series 2026, 4.50% 5/1/2036	930	916
		299,126
Georgia 2.17%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2038	1,245	1,381
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,000	1,057
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2039	2,515	2,726
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2040	2,565	2,768
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	3,000	3,153
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	500	491
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2024, BAM, 5.00% 11/1/2032	4,280	4,847
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2038	460	458
Bulloch County School Dist., GO Sales Tax Bonds, Series 2026, 5.00% 11/1/2027	1,250	1,293
Bulloch County School Dist., GO Sales Tax Bonds, Series 2026, 5.00% 11/1/2028	2,835	2,997
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	590	597
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2055 (a)	370	386
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,065

83	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	USD 620	$636
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2033	765	833
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2034	750	821
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2035	810	882
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2042	1,255	1,314
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	1,220	1,220
GO Bonds, Series 2022-A, 5.00% 7/1/2026	5,000	5,000
GO Bonds, Series 2022-A, 5.00% 7/1/2036	680	755
City of Griffin, Housing Auth., Multi Family Housing Rev. Bonds (Northside Hills Apartments Project), Series 2024, 5.00% 5/1/2028 (put 11/1/2027)	8,550	8,774
Housing Auth., Multi Family Housing Rev. Bonds (Cahec GA Portfolio II Project), Series 2025, 3.15% 2/1/2029 (put 2/1/2028)	1,165	1,168
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	312	320
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,050
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	2,750	2,786
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	21,555	21,644
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,615	3,816
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	7,840	8,434
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	4,850	5,243
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2033 (preref. 7/1/2026)	4,170	4,170
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2035 (preref. 7/1/2026)	4,785	4,785
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2037 (preref. 7/1/2026)	2,835	2,835
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2045	1,110	1,213
Municipal Electric Auth., General Resolution Projects Bonds, Series 2016-A, 5.00% 1/1/2028	8,000	8,045
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,250	1,399
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027	620	627
Municipal Electric Auth., Project One Bonds, Series 2016-A, BAM, 5.00% 1/1/2028	10,000	10,064
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2033	3,750	4,197
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2034	2,330	2,521
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2026-A, 5.00% 4/1/2036	3,345	3,793
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	4,330	4,335
Savannah Housing Auth., Multi Family Rev. Bonds (Montgomery Landing Project), Series 2025, 3.15% 7/1/2043 (put 7/1/2028)	1,975	1,981
		137,880
Guam 0.14%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,250	2,345
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	1,000	1,056
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	1,000	1,068
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	1,200	1,199
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	555	605
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2037	500	551
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	550	603
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	305	318
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,355	1,352
		9,097
Hawaii 0.15%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	500	520
Airports System Rev. Bonds, Series 2020-A, AMT, 4.00% 7/1/2035	500	503
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2035	1,965	2,023
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2041	1,500	1,629
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	1,010	1,003

Capital Group Fixed Income ETF Trust	84

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
GO Bonds, Series 2016-FG, 4.00% 10/1/2033	USD 2,000	$2,004
Harbor System Rev. Bonds, Series 2020-A, AMT, 5.00% 7/1/2028	1,000	1,038
City and County of Honolulu, GO Bonds (Honolulu Rail Transit Project), Series 2023-C, 3.00% 7/1/2034	1,030	1,026
		9,746
Idaho 0.26%
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2023-A, 5.25% 8/15/2048	2,035	2,180
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	2,310	2,497
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	1,525	1,670
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2025-C, 6.25% 1/1/2056	6,630	7,457
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2026-A, 6.00% 1/1/2057	2,515	2,819
		16,623
Illinois 6.13%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2021-A, 3.00% 6/15/2032	500	484
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2024-B, 5.00% 6/15/2035	5,130	5,703
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2025-C, 5.00% 6/15/2041	2,000	2,175
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2036	645	713
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	5,750	5,819
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.25% 4/1/2036	250	271
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	2,000	2,130
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	2,000	2,065
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	1,350	1,377
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2037	1,120	1,128
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	565	567
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,500	1,495
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	4,020	4,096
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	3,960	4,206
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds, Series 2025-C, 6.00% 12/1/2039	5,000	5,466
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2026	1,925	1,931
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	2,300	2,402
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	1,535	1,560
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2021-B, 5.00% 12/1/2030	2,000	2,057
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	1,000	1,038
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	1,250	1,260
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2036	7,815	7,330
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	2,575	2,583
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2037	1,000	929
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2037	3,430	3,789
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2037	2,500	2,761
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2038	5,000	4,611
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2038	7,500	8,241
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	2,000	2,155
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2043	4,520	4,874

85	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	USD 6,000	$6,126
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	500	412
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2027	1,125	1,072
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	1,130	1,168
City of Chicago, GO Bonds, Series 2021-A, 4.00% 1/1/2035	500	486
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	450	493
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	800	805
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2028	7,000	7,239
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2025-D, 5.00% 1/1/2034	1,750	1,985
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	4,500	4,377
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	240	196
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2041	1,565	1,721
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2043	700	763
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2029	1,295	1,364
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 1/1/2035	1,480	1,649
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2036	1,125	1,228
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2037	3,735	4,056
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 1/1/2037	2,155	2,372
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2041	400	432
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2043	800	859
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,008
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,057
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2032	1,020	1,130
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2035	5,080	5,730
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	480	485
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.25% 7/1/2046	2,655	2,666
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2047	100	100
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030	245	249
Fin. Auth., Rev. Bonds (CenterPointJoliet Terminal 2020), Series 2024, AMT, 4.125% 12/1/2050 (put 12/31/2034) (a)	5,000	5,009
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2036	2,430	2,433
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037	2,000	1,978
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,290	3,165
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	2,000	2,002
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2035	4,615	5,226
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2033	2,000	2,171
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	1,000	988
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2041	750	723
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-B, 5.25% 4/1/2039	500	561
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2042	750	828
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 1/1/2037	1,030	1,179
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 71/1/2037	2,850	3,262
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2038	2,500	2,526
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2043	450	499
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034	620	622
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	1,500	1,504
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 5.00% 5/15/2043	2,500	2,555
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	8,705	8,707
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2028	335	336
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2029	225	225
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	1,565	1,567
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	500	546
GO Bonds, Series 2021-A, 5.00% 3/1/2028	2,505	2,597
GO Bonds, Series 2017-D, BAM, 5.00% 11/1/2028	1,220	1,257
GO Bonds, Series 2025-C, 5.25% 9/1/2031	5,000	5,517

Capital Group Fixed Income ETF Trust	86

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
GO Bonds, Series 2021-A, 5.00% 3/1/2032	USD 2,060	$2,226
GO Bonds, Series 2024-B, 5.00% 10/1/2034	3,850	4,247
GO Bonds, Series 2023-B, 5.00% 5/1/2036	910	980
GO Bonds, Series 2022-B, 5.25% 10/1/2036	4,130	4,516
GO Bonds, Series 2018-A, 4.625% 5/1/2037	3,775	3,818
GO Bonds, Series 2022-C, 5.50% 10/1/2040	1,925	2,100
GO Bonds, Series 2024-B, 5.00% 5/1/2041	7,500	8,025
GO Bonds, Series 2024-C, 4.00% 10/1/2041	2,000	1,934
GO Bonds, Series 2026-C, 4.91% 4/1/2042	1,775	1,913
GO Bonds, Series 2024-B, 5.25% 5/1/2042	2,710	2,930
GO Bonds, Series 2023-B, 5.25% 5/1/2043	1,850	1,958
GO Bonds, Series 2026-C, 5.25% 4/1/2045	10,000	10,732
GO Bonds, Series 2024-B, 5.25% 5/1/2045	2,350	2,488
GO Bonds, Series 2025-F, 5.25% 9/1/2046	9,780	10,289
GO Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2027	11,575	11,835
GO Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2028	1,075	1,122
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	3,250	3,525
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	975	980
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025, 3.15% 7/1/2029 (put 8/1/2028)	1,420	1,425
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/2028)	210	210
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	4,295	4,246
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	565	564
Housing Dev. Auth., Rev. Bonds, Series 2023-D, 5.50% 10/1/2053	525	565
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	815	882
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	2,340	2,584
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	2,905	3,166
Housing Dev. Auth., Rev. Bonds, Series 2025-D, 6.25% 10/1/2055	7,690	8,654
Housing Dev. Auth., Rev. Bonds, Series 2025-G, 6.25% 4/1/2056	2,150	2,430
Housing Dev. Auth., Rev. Bonds, Series 2026-A, 6.25% 10/1/2056	9,000	10,197
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	1,275	1,415
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	1,055	994
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 6/15/2030	1,055	932
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2032	935	765
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,125	4,278
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2029	2,000	1,790
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2030	1,095	947
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2036	540	589
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2037	1,090	1,181
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2038	800	863
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	4,500	4,392
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2027	1,040	1,012
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	2,335	1,946
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, 0% 12/15/2054	3,000	752
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2029	1,375	1,450
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2028	1,330	1,375
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	3,220	3,397
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2033	6,000	6,641
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2034	5,505	6,069
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	7,120	7,908
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2040	7,500	8,275

87	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	USD 1,500	$1,628
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	5,750	6,255
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM, 5.00% 6/15/2029	665	699
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2032	2,580	2,584
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2032	11,280	11,299
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2026-A, 5.25% 4/1/2033	3,130	3,513
		388,917
Indiana 1.22%
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	2,450	2,455
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2034	3,295	3,754
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2043	5,000	5,429
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	1,025	1,095
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	600	590
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	1,075	1,110
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	905	890
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2038	5,000	5,606
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	1,185	1,293
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2028	1,100	1,134
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	1,000	1,020
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2025-C, 5.00% 2/1/2040	1,000	1,125
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2025-C, 5.00% 2/1/2041	905	1,010
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2023-B, 5.00% 2/1/2043	1,930	2,097
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2027	400	408
Housing and Community Dev. Auth., Multi Family Housing Rev. Bonds (Foundry Row Project), Series 2025, 3.35% 1/1/2043 (put 1/1/2028)	155	156
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	465	466
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	315	332
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	205	200
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2042	14,535	14,535
Trustees of Purdue University, Student Facs. System Rev. Bonds, Series 2025-A, 5.00% 7/1/2037	3,825	4,339
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	850	879
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	4,585	4,751
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	2,750	2,856
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	600	623
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2017, AMT, 4.00% 11/1/2047 (put 6/10/2033)	12,455	12,699
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	6,230	6,352
		77,204
Iowa 0.74%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Alcoa, Inc. Project), Series 2012, 4.75% 8/1/2042	3,870	3,871
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	2,405	2,721
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (preref. 12/1/2032)	1,110	1,256
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-A, 4.00% 5/15/2031	570	574
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-A, 5.00% 5/15/2036	2,225	2,375
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-A, 5.00% 5/15/2040	1,350	1,411
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2044	3,100	3,166
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2035	14,565	15,542
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	11,500	11,541
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	350	370

Capital Group Fixed Income ETF Trust	88

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	USD 250	$264
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	2,815	2,844
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2038	1,000	996
		46,931
Kansas 0.13%
Dev. Fin. Auth., Multi Family Rev. Bonds (Emerald Apartments), Series 2026-C, 3.10% 9/1/2028 (put 9/1/2027)	500	501
Dev. Fin. Auth., Multi Family Rev. Bonds (Gateway Plaza), Series 2026-B, 4.00% 4/1/2029 (put 4/1/2028)	6,600	6,716
Unified Government of Wyandotte County, Community Improvement Dist. Sales Tax Rev. Bonds (Homefield Project), Series 2024-A, 5.25% 3/1/2046 (a)	310	308
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.00% 3/1/2036 (a)	445	441
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.75% 3/1/2041 (a)	445	443
		8,409
Kentucky 0.82%
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	2,150	1,829
Econ. Dev. Fin. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2044	900	921
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	3,255	3,274
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,525	1,544
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-A-1, AMT, 5.00% 6/1/2029	500	517
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	2,655	2,705
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,790	1,793
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	550	606
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	230	249
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	1,215	1,325
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2025-A, 6.25% 7/1/2055	3,000	3,283
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	3,000	3,011
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	3,000	2,605
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2005-A, 3.80% 2/1/2035	740	741
City of Pikeville, Educational Facs. Rev. Bond Anticipation Notes (University of Pikeville - College of Dental Medicine), Series 2026, 3.80% 8/1/2028	315	315
Public Energy Auth., Gas Supply Rev. Bonds, Series 2026-A, 5.00% 6/1/2034	11,060	11,505
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	500	508
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	5,050	5,407
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	2,005	2,121
County of Trimble, Environmental Facs. Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2023-A, AMT, 4.70% 6/1/2054 (put 6/1/2027)	1,000	1,009
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2024-A, 5.00% 7/1/2030	4,015	4,373
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	2,030	2,244
		51,885
Louisiana 0.97%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	1,135	1,247
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	800	812
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	1,000	1,001
Housing Corp., Multi Family Housing Rev. Bonds (Hampton Park Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2028)	2,430	2,438
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	3,255	3,258
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2025-C, 6.25% 6/1/2055	1,400	1,545
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	345	370
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 10/1/2044	525	531

89	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Louisiana Insurance Guaranty Assn. Project), Series 2022-B, 5.00% 8/15/2027	USD 1,000	$1,029
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	590	615
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	400	430
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	1,440	1,255
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,355	1,485
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	1,400	1,551
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,250	1,377
City of New Orleans, Public Improvement Bonds, Series 2024-A, 5.00% 12/1/2034	1,355	1,470
City of New Orleans, Public Improvement Bonds, Series 2024-A, 5.00% 12/1/2036	2,235	2,395
City of New Orleans, Public Improvement Bonds, Series 2024-A, 5.00% 12/1/2037	1,165	1,242
City of New Orleans, Public Improvement Bonds, Series 2026-A, 5.00% 12/1/2040	650	688
City of New Orleans, Public Improvement Bonds, Series 2026-A, 5.00% 12/1/2041	1,500	1,585
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	10,985	11,054
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	2,890	2,896
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 5.50% 6/15/2040 (a)	3,500	3,667
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,635	1,676
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.375% 5/1/2053 (put 10/2/2028) (a)	6,520	6,577
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	500	530
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	1,570	1,593
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-D, 3.00% 6/1/2037 (put 7/2/2029)	5,090	5,103
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-A-1, 4.05% 6/1/2037 (put 7/1/2026)	2,000	2,000
		61,420
Maine 0.12%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	850	900
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	1,095	1,145
Housing Auth., Mortgage Purchase Bonds, Series 2026-B, 6.25% 11/15/2056	4,000	4,480
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 3.00% 7/1/2040	1,000	891
		7,416
Maryland 1.04%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	525	535
Mayor and City Council of Baltimore, Special Obligation Bonds (City-Wide Affordable Housing Program), Series 2025, 4.00% 6/1/2035 (a)	600	596
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	5,948	5,870
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	890	954
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	770	833
GO Bonds, State and Local Facs. Loan of 2018, Series 2018-A-1, 5.00% 3/15/2030	550	572
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-A, 5.00% 8/1/2031	1,775	1,897
GO Bonds, State and Local Facs. Loan of 2020, Series 2020-C-1, 3.00% 8/1/2026	1,500	1,500
GO Bonds, State and Local Facs. Loan of 2021, Series 2021-A-2, 5.00% 8/1/2033	1,635	1,805
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2028	6,095	6,418
GO Improvement Bonds, Series 2025, 5.00% 10/1/2030	6,115	6,714
GO Rev. Ref. Bonds, State and Local Facs. Loan of 2017, Series 2017-B-2, 5.00% 8/1/2026	100	100
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2030	690	704
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2038	240	245
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2036	1,365	1,424

Capital Group Fixed Income ETF Trust	90

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2043	USD 2,000	$2,019
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037	750	757
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2025-A, 5.00% 8/1/2038	1,065	1,214
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	735	645
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2028	5,000	5,294
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 5.00% 7/1/2026	610	610
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,465	1,648
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	5,000	5,051
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 5.00% 6/1/2041	9,000	10,129
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 5.00% 6/1/2042	6,225	6,968
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2052	1,360	1,311
		65,813
Massachusetts 0.99%
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2023-2B, 5.00% 2/1/2040	1,000	1,104
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2026-A-2, 5.00% 10/1/2065 (put 10/1/2033)	3,850	4,363
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.00% 12/1/2043	6,885	7,522
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.00% 12/1/2044	7,000	7,574
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.00% 12/1/2046	5,000	5,308
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	4,405	5,002
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 4.00% 2/15/2036	15,745	17,087
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2020-A-2, 4.00% 7/1/2041	1,000	988
Dev. Fin. Agcy., Rev. Bonds (Partners Healthcare System Issue), Series 2017-S, 4.00% 7/1/2035	500	503
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2015-O-1, 4.00% 7/1/2045	1,060	992
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	500	500
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,000	1,017
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	80	81
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	405	399
GO Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2026	590	590
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	3,275	3,235
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, Series 2024-A, 5.00% 7/1/2026	135	135
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-B, 5.00% 2/15/2036	2,000	2,318
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2042	1,275	1,427
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2043	1,250	1,393
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2044	1,250	1,383
		62,921
Michigan 0.93%
Building Auth., Rev. Bonds (Facs. Program), Series 2021-I, 4.00% 10/15/2041	500	502
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	1,300	1,337
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	1,027
Fin. Auth., Hospital Rev and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016, 5.00% 12/1/2045	2,855	2,858
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041	500	521
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033	500	538
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2035	1,000	1,018
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	190	190
GO Bonds, Consolidated Loan, Series 2021-D, 5.00% 9/1/2050	3,000	3,467
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2026	1,400	1,400
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2044	1,455	1,601
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	2,000	2,135
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,965	2,088
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 5/15/2033	3,005	3,335
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	1,430	1,446
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	3,375	3,380
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	10,000	9,982
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Trumbull Apartments Project), Series 2026, 4.00% 10/1/2029 (put 10/1/2028)	2,995	3,057

91	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	USD 700	$701
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	4,215	4,171
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	800	856
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-B, 3.90% 8/15/2031 (a)	825	820
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2036	2,830	3,205
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2049	1,400	1,470
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2031	1,460	1,546
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.58% 8/1/2027	1,000	1,007
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2034	1,000	1,028
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,170	1,197
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	550	569
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	1,895	1,897
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	355	357
		58,706
Minnesota 0.95%
GO State Trunk Highway Bonds, Series 2022-B, 5.00% 8/1/2026	165	165
GO State Trunk Highway Bonds, Series 2023-B, 5.00% 8/1/2036	2,210	2,483
GO State Trunk Highway Bonds, Series 2023-B, 5.00% 8/1/2040	3,410	3,762
GO State Trunk Highway Rev. Ref. Bonds, Series 2023-E, 5.00% 8/1/2026	160	160
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-D, 5.00% 8/1/2029	1,060	1,139
County of Hennepin, Housing and Redev. Auth., Multi Family Rev. Bonds (South Haven and Summit Point Apartments Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	1,290	1,293
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	1,420	1,366
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 1.90% 7/1/2029	735	701
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,080	1,070
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	970	957
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	8,125	9,090
City of Minneapolis, GO Bonds, Series 2025, 5.00% 12/1/2028	4,315	4,574
Public Facs. Auth., State Revolving Fund Rev. Ref. Bonds, Series 2023-B, 5.00% 3/1/2028	1,940	2,022
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2033	5,500	6,196
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2036	1,115	1,281
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2038	1,855	2,109
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2042	8,570	9,622
City of Rochester, Multi Family Housing Rev. Bonds (The Commons at Bear Creek), Series 2026, 2.95% 1/1/2060 (put 2/1/2029)	1,355	1,356
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 1/1/2038	5,000	5,433
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2036	3,060	3,500
Various Purpose GO Rev. Ref. Bonds, Series 2023-D, 5.00% 8/1/2033	1,840	2,100
		60,379
Mississippi 0.35%
Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 3.05% 6/1/2043 (c)	13,700	13,700
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	1,000	1,004
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	315	311
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	1,255	1,259
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	5,270	5,289
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Corp.), Series 2016-A, 5.00% 9/1/2041	780	783
		22,346

Capital Group Fixed Income ETF Trust	92

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri 1.30%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/1/2036	USD 735	$742
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	500	502
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2029	385	386
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2033	9,000	10,078
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2035	1,315	1,341
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2035	4,530	5,089
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,200	1,202
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2032	1,100	1,119
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	4,485	3,964
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,465
Housing Dev. Commission, Single Family Mortgage Rev. Bonds, Series 2025-D, 6.25% 5/1/2056	4,835	5,376
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	245	244
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	980	1,053
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	835	932
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	9,110	9,932
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	1,155	1,273
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	7,075	7,810
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	12,065	13,095
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	2,410	2,634
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	5,010	5,501
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-A, 5.75% 5/1/2057	2,365	2,619
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	3,695	4,123
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	975	993
City of Kansas City, Planned Industrial Expansion Auth., Multi Family Housing Rev. Bonds (The Depot on Old Santa Fe), Series 2023, 5.00% 7/1/2045 (put 7/1/2027)	750	758
		82,231
Montana 0.18%
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-3, 4.10% 11/15/2031	520	522
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-2, 4.35% 11/15/2032	595	598
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-A, 5.50% 11/15/2046	750	752
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	1,500	1,535
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	2,650	2,691
Board of Housing, Multi Family Housing Rev. Bonds (Hidden Creek 4 Project), Series 2026, 3.05% 11/1/2046 (put 5/1/2029)	445	446
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	382	391
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	1,805	1,794
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	1,110	1,099
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	1,515	1,632
		11,460

93	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska 0.22%
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	USD 3,020	$2,904
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 2.35% 9/1/2035	500	440
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	1,045	1,052
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 9/1/2049	370	370
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	3,400	3,368
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	3,560	3,516
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2026-A, 6.25% 3/1/2055	1,050	1,174
City of Omaha Airport Auth., Airport Facs. Rev. Bonds, Series 2024, AGI, AMT, 5.00% 12/15/2035	1,250	1,392
		14,216
Nevada 0.85%
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	310	310
County of Clark, Airport System Rev. Notes, Series 2021-B-2, AMT, 5.00% 7/1/2027	2,000	2,045
County of Clark, Limited Tax GO Park Improvement Bonds, Series 2018, 5.00% 12/1/2031	600	632
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033	515	537
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2043	1,500	1,544
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	460	424
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	365	373
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.15% 1/1/2045 (put 7/1/2029)	350	350
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,500	1,500
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.75% 6/1/2042	895	836
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 4.25% 6/1/2032	240	239
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	460	359
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.50% 6/1/2038	370	398
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2031	770	790
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	2,000	2,230
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	800	883
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	350	384
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035	500	516
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement Bonds, Series 2025-A, 5.00% 6/1/2044	7,000	7,688
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2033	2,500	2,850
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2037	13,550	15,727
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2039	8,460	9,706
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027 (a)	195	195
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.00% 6/1/2030 (a)	530	534
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2030	1,095	1,171
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2031	875	938
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/2039	435	459
		53,618
New Hampshire 1.69%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	235	233
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	1,050	1,098
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	3,285	3,649
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	170	181
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	865	931

Capital Group Fixed Income ETF Trust	94

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	USD 3,250	$3,307
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	2,140	2,195
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	407	414
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	4,920	5,015
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	3,935	3,917
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	3,634	3,528
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	1,572	1,510
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.182% 11/20/2039 (c)	3,740	3,729
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.923% 7/20/2040 (c)	1,750	1,586
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.166% 1/20/2041 (c)	6,276	6,180
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.946% 2/20/2041 (c)	11,243	11,699
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	1,060	1,065
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.25% 7/20/2041	14,389	14,125
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.25% 7/20/2041	2,063	1,937
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.182% 5/20/2042 (c)	985	891
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-1, 4.42% 2/20/2043 (put 4/1/2036)	8,995	9,160
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.162% 10/1/2051 (c)	8,278	8,182
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027 (a)	500	496
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049	2,650	2,676
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 12/1/2035	5,745	6,337
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.25% 6/1/2044	4,060	4,391
National Fin. Auth., Special Rev. Bonds (Aldeana, Azalea and Serenada Projects), CAB, Series 2026, 0% 12/1/2040 (a)	1,600	580
National Fin. Auth., Special Rev. Bonds (Astro Sunterra Projects), CAB, Series 2026, 0% 12/15/2034 (a)	3,600	2,099
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	4,538	4,537
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	1,000	1,024
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	435	454
		107,126
New Jersey 2.11%
Covid-19 GO Emergency Bonds, Series 2020-A, 5.00% 6/1/2029	2,410	2,577
Econ. Dev. Auth., Municipal Rehabilitation Rev. Ref. Bonds, Series 2019-A, 5.25% 4/1/2028	2,715	2,846
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	375	376
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2028	3,000	3,146
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2005-N-1, NATL, 5.50% 9/1/2027	1,000	1,035
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	5,645	5,653
Board of Education of the Township of Cherry Hill, New Jersey School Bonds, Series 2022, 3.00% 8/1/2032	5,000	4,996
County of Gloucester, Improvement Auth., Rev. Ref. Bonds (Rowan University Project), Series 2017-A, AGI, 5.00% 11/1/2028	1,750	1,762
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.25% 7/1/2029	20,000	21,322
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.00% 7/1/2034	3,000	3,416
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.00% 7/1/2036	2,500	2,881
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.25% 7/1/2037	3,000	3,550
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032	500	511
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	470	479
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	1,050	1,068
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	610	620
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	610	610

95	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	USD 635	$619
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1A, AMT, 5.00% 12/1/2031	2,520	2,721
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2033	3,745	4,096
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	115	114
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2034	1,250	1,371
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	680	664
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	775	752
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	1,715	1,718
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 4.25% 12/1/2046	6,680	6,732
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	235	235
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	1,645	1,623
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	665	710
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2025-M, 6.50% 4/1/2056	7,980	8,901
Montclair State University, GO Bonds, Series 2026-A, BAM, 5.00% 7/1/2032	4,500	5,034
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2034	2,030	2,281
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2035	700	783
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2037	630	700
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 4.125% 6/15/2039	2,065	2,070
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2025-AA, 5.00% 6/15/2039	2,065	2,317
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027	520	539
Transportation Trust Fund Auth., Transportation System Bonds, Series 2021-A, 5.00% 6/15/2028	1,400	1,468
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	6,700	7,630
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2040	5,000	4,994
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2026	500	493
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	8,890	8,275
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2028	590	549
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2035	550	395
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,000	1,020
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2031	3,000	3,291
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2034	4,070	4,643
		133,586
New Mexico 0.26%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.05% 10/1/2044	550	553
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	1,750	1,520
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 3.875% 6/1/2040 (put 6/1/2029)	450	460
Fin. Auth., Rev. Bonds (Public Project Revolving Fund), Series 2025-B, 5.00% 6/15/2037	1,275	1,460
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037	1,315	1,294
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 8/1/2046	210	212
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	1,135	1,132
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	3,110	3,392
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2025, 5.00% 6/1/2054 (put 11/1/2030)	5,785	6,154
		16,177
New York 7.42%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.50% 6/1/2044	400	392
Town of Brookhaven Local Dev. Corp., Rev. Ref. Bonds (Active Retirement Community, Inc.), Series 2016, 5.25% 11/1/2030	830	835
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,170	1,171
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	500	502
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	3,960	3,963
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-3, 5.25% 12/15/2031 (a)	3,260	3,262

Capital Group Fixed Income ETF Trust	96

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-1, 5.65% 12/15/2032 (a)	USD 425	$421
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	465	465
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.25% 7/1/2041	1,300	1,468
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.25% 7/1/2044	1,100	1,220
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2033	1,100	1,200
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2029	4,150	4,420
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 3/15/2031	2,500	2,758
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2/15/2032	155	155
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2032	3,030	3,393
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2037	1,040	1,054
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2037	9,880	11,384
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2040	2,655	2,944
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2041	1,300	1,294
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2041 (preref. 3/15/2031)	30	32
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2041	685	767
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,135	1,122
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2042	1,065	1,187
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024, 5.00% 3/15/2045	895	961
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 5.00% 3/15/2029 (escrowed to maturity)	5,515	5,870
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 5.00% 3/15/2029	685	730
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2038	2,000	2,293
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	805	837
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2041	3,310	3,720
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2043	2,500	2,775
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	13,435	13,891
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	120	124
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 4.30% 12/1/2044 (put 6/2/2036) (a)	250	254
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	2,250	2,300
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	1,000	1,056
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2041	800	869
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2044	850	909
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	1,275	1,287
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,000	1,692
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	720	720
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2026-D-2, 3.35% 5/1/2066 (put 11/1/2032)	3,715	3,721
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	995	769
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-B, 5.00% 11/15/2041	910	1,010
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,500	1,609
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	1,810	1,733
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,600	2,685
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2026	2,250	2,260
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,330	3,470
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-1, 5.00% 7/1/2028 (put 7/1/2026)	1,360	1,388
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	125	126
New York City GO Bonds, Fiscal 2009, Series 2009-B-3, 5.00% 9/1/2027	4,000	4,121
New York City GO Bonds, Fiscal 2016, Series 2016-E, 5.00% 8/1/2028	1,135	1,137
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2039	5,415	5,688
New York City GO Bonds, Fiscal 2022, Series 2022-B, 5.00% 8/1/2031	3,065	3,374
New York City GO Bonds, Fiscal 2022, Series 2022-B-1, 5.00% 8/1/2036	1,750	1,918
New York City GO Bonds, Fiscal 2023, Series 2023-1, 5.00% 8/1/2036	890	985
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2034	7,585	8,625
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2040	1,390	1,527
New York City GO Bonds, Fiscal 2025, Series 2025-G, 5.00% 2/1/2042	4,150	4,554
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2042	1,935	2,115
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2037	3,885	4,377

97	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2038	USD 7,500	$8,392
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	3,645	4,028
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2042	4,285	4,709
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2044	5,000	5,463
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2026-I, AMT, 2.70% 11/1/2045 (put 12/1/2026)	1,900	1,899
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.05% 11/1/2031	530	483
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-E-2, 3.125% 11/1/2065 (put 7/1/2030)	2,590	2,597
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	9,000	9,059
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.40% 11/1/2046	500	354
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	2,220	2,249
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031	900	928
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2031	2,250	2,448
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 2.00% 1/1/2038	2,375	1,846
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037	750	758
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 6/15/2042	1,170	1,156
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 2.90% 6/15/2050 (c)	4,000	4,000
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2037	13,000	14,867
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	2,000	2,212
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2036	1,500	1,756
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2035	4,360	5,086
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2040	3,270	3,694
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2043	1,650	1,836
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-C-3, 4.00% 5/1/2042	4,590	4,518
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2039	570	596
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2035	645	665
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C, 4.00% 2/1/2041	1,225	1,202
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-E, 5.00% 11/1/2032	2,420	2,711
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-E-1, 5.00% 11/1/2041	2,160	2,340
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2036	3,010	3,364
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2038	1,680	1,860
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2040	2,000	2,185
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2040	1,000	1,098
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.00% 2/1/2042	1,125	1,225
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-A1, 5.00% 11/1/2027	1,020	1,054
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2030	3,670	4,004
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2031	1,860	2,059
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 11/1/2032	3,000	3,361
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2035	1,250	1,421
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2035	1,875	2,154
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	4,760	5,386
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2036	1,100	1,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2037	2,335	2,625
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2037	2,955	3,311
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2038	8,480	9,437
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2039	6,080	6,725
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2040	1,550	1,706
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2041	2,005	2,204
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2045	1,120	1,209

Capital Group Fixed Income ETF Trust	98

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2046	USD 4,200	$4,492
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.25% 11/1/2048	1,230	1,327
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2027	1,230	1,271
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	390	405
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2030	1,095	1,180
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2034	1,110	1,263
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-C, 5.00% 11/1/2034	2,235	2,553
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2037	2,000	2,290
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2039	2,770	3,123
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2040	1,550	1,730
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2041	2,500	2,779
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2041	1,250	1,393
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2042	3,500	3,881
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2043	1,360	1,504
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	465	506
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.25% 12/1/2044	1,325	1,485
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,091
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	1,000	1,003
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2038	900	901
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2039	1,120	1,112
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, AGI, 6.50% 11/1/2055	1,020	1,146
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	2,780	3,103
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2034	1,000	1,035
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	1,000	1,032
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	755	758
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	1,160	1,160
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	1,050	1,050
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,004
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2048	950	1,009
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2041	1,040	1,128
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 4.00% 3/15/2044	15,000	16,440
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2041	2,000	1,971
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	280	280
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	240	232
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	1,350	1,406
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2030	100	107
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032	1,515	1,642
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2033	1,150	1,216
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2033	500	540
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2033	8,890	9,601
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	2,240	2,412
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	2,750	2,945
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2036	1,600	1,675
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	750	783

99	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	USD 2,510	$2,512
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	640	640
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2028	1,250	1,288
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,000	2,057
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	2,500	2,556
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	1,500	1,533
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	3,000	3,352
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	2,265	2,368
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	2,220	2,220
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	6,150	6,334
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	5,380	5,205
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.50% 6/30/2042	1,000	1,068
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2044	1,000	1,045
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2030	750	825
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2036	1,500	1,761
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2040	1,000	1,099
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 11/15/2042	1,250	1,389
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2044	3,250	3,586
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-1, 5.00% 11/15/2046	800	871
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	10,470	10,891
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 2/1/2029	5,000	5,317
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	575	650
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2036	1,000	1,153
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2037	1,015	1,025
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	1,510	1,514
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2038	1,180	1,267
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	2,500	2,521
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2043	4,255	4,238
Urban Dev. Corp., State Sales Tax Rev. Bonds (Bidding Group 4), Series 2020-E, 3.00% 3/15/2040	3,000	2,651
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	5,140	5,716
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2035	6,000	6,871
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	840	947
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2041	1,190	1,366
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.00% 12/1/2045 (a)	140	147
		470,316

Capital Group Fixed Income ETF Trust	100

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina 1.43%
Capital Facs. Fin. Agcy., Educational Facs. Rev. Ref. Bonds (Wake Forest University), Series 2016, 5.00% 1/1/2027	USD 900	$900
Capital Facs. Fin. Agcy., Educational Facs. Rev. Ref. Bonds (Wake Forest University), Series 2026, 5.00% 1/1/2036	3,725	4,324
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	500	529
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2026, 5.00% 7/1/2033	3,395	3,888
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2026, 5.00% 7/1/2035	7,395	8,643
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2026, 5.00% 7/1/2036	3,000	3,527
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	1,345	1,350
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	635	653
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2034	4,350	4,570
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	5,520	5,718
GO School Bonds, Series 2023, 5.00% 9/1/2029	2,185	2,353
GO School Bonds, Series 2023, 5.00% 9/1/2030	2,500	2,745
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2016-A, 5.00% 1/15/2034	4,200	4,207
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	4,785	5,062
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	595	635
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	520	559
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	3,290	3,637
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	3,650	3,970
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	2,485	2,809
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	4,810	5,468
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	325	327
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	435	438
Limited Obligation Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2027	4,000	4,097
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	1,840	1,925
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Deerfield Episcopal Retirement Community), Series 2026-B-1, 4.00% 11/1/2031	3,000	2,985
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2040	1,005	1,006
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2045	1,200	1,201
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	800	820
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	565	566
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	115	115
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	85	85
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.00% 9/1/2034	900	960
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-A, 5.00% 10/1/2039	500	527
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	1,360	1,367
City of Raleigh, GO Rev. Ref. Bonds, Series 2026, 5.00% 4/1/2028	2,125	2,217
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Tyron Flats), Series 2025, 2.95% 9/1/2059 (put 3/1/2029)	2,370	2,365
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2043	560	270
City of Wilmington Housing Auth., Multi Family Housing Rev. Bonds (Avenue Flats), Series 2025, 2.95% 5/1/2044 (put 5/1/2028)	800	801
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2026, 5.00% 6/1/2033	2,500	2,839
		90,458
North Dakota 0.11%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	300	300
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,160	1,161
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	880	870
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,635	1,606
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	535	565

101	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota (continued)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	USD 95	$101
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,835	2,025
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	500	496
		7,124
Ohio 2.76%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	4,015	4,048
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/2029	1,000	1,011
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,000	1,009
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2026-C, AMT, 4.125% 1/1/2036	680	685
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	1,000	969
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	3,030	3,021
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	2,380	2,392
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	1,530	1,552
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 3.75% 1/15/2028 (a)	555	557
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	8,000	8,040
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	1,800	1,749
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	750	806
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2035	540	572
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2038	1,000	1,007
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,190	1,078
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2027	1,000	1,014
Capital Facs. Lease Appropriation Bonds, Series 2026-A, 5.00% 12/1/2030	1,405	1,544
Capital Facs. Lease Appropriation Bonds, Series 2025-B, 5.00% 10/1/2039	1,720	1,920
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/2037	3,225	3,640
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/2038	2,850	3,201
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/2039	2,080	2,314
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.25% 1/1/2034 (a)	750	773
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	250	198
Columbus Regional Airport Auth., Airport Rev. Bonds (John Glenn Columbus International Airport), Series 2025-A, AMT, 5.00% 1/1/2033	1,800	1,971
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Castle Creek Apartments), Series 2026, 3.20% 6/1/2044 (put 6/1/2029)	285	287
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Dering Family Homes Project), Series 2023, 5.00% 7/1/2045 (put 2/1/2027)	840	844
Common Schools GO Bonds, Series 2025-A, 5.00% 6/15/2035	1,000	1,161
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2028	120	121
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2042	820	820
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	2,000	2,006
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2036	2,000	1,976
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2040	3,380	3,394
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2045	14,800	14,859
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/2031	540	592
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	1,000	991
GO Higher Education Bonds, Series 2025-A, 5.00% 5/1/2042	2,500	2,761
GO Highway Capital Improvement Bonds (Full Faith and Credit/Highway User Receipts), Series 2026-Z, 5.00% 5/1/2033	1,000	1,137
GO Infrastructure Improvement Bonds, Series 2025-A, 5.00% 3/1/2032	1,375	1,541
Port of Greater Cincinnati Dev. Auth., Special Obligation Dev. Rev. Ref. Bonds (Convention Center Hotel Project), Series 2026, 4.75% 3/1/2036 (a)	800	805
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2037	1,000	1,003
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	500	528
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2038	2,075	2,283

Capital Group Fixed Income ETF Trust	102

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2041	USD 3,825	$4,137
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2042	925	996
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2031	1,000	1,116
Hamilton Community Auth., Tax Increment Fing. Rev. Bonds (Champion Mill Project), Series 2020, 5.25% 12/1/2051	3,335	3,343
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.00% 5/1/2035	560	598
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2038	2,265	2,348
Higher Educational Facs., Rev. Bonds (Denison University 2026 Project), Series 2026, 5.00% 11/1/2035	1,830	2,100
Hospital Facs. Rev. Bonds (Children’s Hospital Medical Center of Akron), Series 2024-B, 5.00% 8/15/2054 (put 8/15/2032)	3,205	3,506
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	420	423
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	250	247
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2029	6,750	7,134
Hospital Rev. Bonds (University Hospitals Health System), Series 2021-A, 4.00% 1/15/2046	2,480	2,293
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	1,000	976
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harding Heights Apartments Project), Series 2025, 3.15% 7/1/2045 (put 7/1/2028)	3,270	3,283
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	1,890	1,908
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	500	496
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	775	817
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	680	735
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	2,325	2,532
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	4,990	5,673
Lorain Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Western Horizon, LLC), Series 2026-A, 3.10% 4/1/2030 (put 4/1/2029)	2,000	2,005
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2015-B, 4.00% 11/15/2045	1,895	1,674
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	4,130	4,154
Miami University, General Receipts and Rev. Ref. Bonds, Series 2024-A, 5.00% 9/1/2038	1,000	1,115
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2037	2,100	2,133
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2044	1,050	1,050
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2023-B, 5.00% 12/1/2034	1,315	1,484
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program III), Series 2026-A, 5.00% 6/1/2035	12,200	14,123
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	3,755	3,813
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2033	975	1,076
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2034	900	996
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2036	1,130	1,234
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2037	1,000	1,085
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2038	775	837
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2041	1,200	1,265
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2044	1,010	1,051
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 7/1/2027	740	755
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2033	875	876

103	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2034	USD 1,000	$1,001
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2035	1,000	1,001
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2036	580	581
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2044	180	187
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2035	1,995	2,321
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2024-D, 5.00% 12/1/2033	2,000	2,291
		174,949
Oklahoma 0.53%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	660	721
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	1,585	1,736
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	2,320	2,592
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-C, 6.50% 3/1/2057	2,995	3,408
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	1,740	1,951
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-B, 6.25% 9/1/2057	8,000	9,125
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	1,420	1,096
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2042 (preref. 7/1/2026)	2,000	2,000
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2046 (preref. 7/1/2026)	2,000	2,000
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2035	1,500	1,700
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	2,430	2,698
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.00% 1/1/2038	4,000	4,523
		33,550
Oregon 0.87%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2025-A, 5.00% 4/1/2037	1,000	1,145
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2042	1,500	1,670
GO Bonds, Series 2021-A, 5.00% 5/1/2029	1,015	1,085
GO Bonds (Article XI-Q State Projects), Series 2019-A, 5.00% 5/1/2027	1,405	1,435
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2034	500	567
GO Bonds (Article XI-Q State Projects), Series 2026-A, 5.00% 5/1/2036	2,500	2,925
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.00% 5/1/2037	950	1,086
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.00% 5/1/2039	4,750	5,354
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2043	2,000	2,271
GO Bonds (Articles XI-M and XI-N State Projects), Series 2026-C, 5.00% 6/1/2036	1,000	1,170
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	205	220
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2041	375	419
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Gresham Civic Station Apartments Project), Series 2025-Q, 3.125% 7/1/2044 (put 7/1/2028)	1,000	1,003
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	2,455	2,707
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	765	711
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2036	5,120	5,949
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2039	4,000	4,560
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2041	1,965	2,212
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2042	1,250	1,400

Capital Group Fixed Income ETF Trust	104

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2030	USD 2,990	$3,214
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2031	3,155	3,434
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2032	3,260	3,588
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2031	1,705	1,905
Washington County, Full Faith and Credit Obligations, Series 2025, 5.00% 6/1/2037	4,645	5,326
		55,356
Pennsylvania 2.49%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2044	2,350	2,439
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	3,270	3,271
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	9,513	9,094
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2037	165	166
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	631	670
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2029	1,155	1,175
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2030	515	523
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2031	660	670
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	345	346
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	110	120
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	1,220	1,221
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	1,000	1,089
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	3,430	3,433
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	800	842
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	1,235	1,369
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	15,000	15,154
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,000	1,001
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2039	500	493
Erie County School Dist., Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 4/1/2031	525	552
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	655	652
GO Bonds, Series 2016, AGI, 5.00% 9/15/2026	560	563
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.00% 6/1/2033	1,285	1,396
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.00% 6/1/2034	1,355	1,481
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/2046	745	777
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	2,150	2,300
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2033	540	581
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	1,390	1,496
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	200	183
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	180	178
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	1,168	1,144
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	1,910	1,883
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	3,565	3,577
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2038	1,930	1,940
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2044	6,000	5,827
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	968
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,840	1,839
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	1,365	1,416
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	570	603
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	2,955	3,187
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	2,555	2,767
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-147-A, 6.25% 10/1/2054	2,879	3,149
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-150-A, 6.25% 10/1/2055	6,485	7,313
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-149-A, 6.50% 10/1/2055	1,871	2,126
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,000	2,007

105	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	USD 1,340	$1,344
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Monarch PA Portfolio), Series 2026, 2.65% 9/1/2029 (put 9/1/2028)	1,100	1,090
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Walnut Park Plaza), Series 2026-B, 3.00% 2/1/2030 (put 2/1/2029)	615	616
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	360	388
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035 (put 2/1/2029)	395	395
County of Lancaster, Hospital Auth., Rev. Bonds (United Zion Retirement Community), Series 2017-A, 4.50% 12/1/2029	250	247
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.125% 7/1/2037	1,035	1,037
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2031	210	224
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2032	305	327
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2033	400	432
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2034	420	453
Latrobe Industrial Dev. Auth., University Rev. Bonds (Seton Hill University), Series 2026, 5.25% 3/1/2041	2,300	2,365
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2026-A, 5.00% 8/15/2036	4,230	4,779
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (e)	4,890	4,902
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	1,225	1,240
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	250	250
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, 4.10% 6/1/2029	1,290	1,337
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	1,960	1,967
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	7,000	7,378
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	60	60
Pennsylvania State University Bonds, Series 2025-A, 5.00% 9/1/2042	2,500	2,787
Pennsylvania State University Bonds, Series 2025-A, 5.00% 9/1/2043	1,180	1,309
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	1,000	1,010
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2032	1,000	1,009
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	980	1,000
Philadelphia School Dist., GO Bonds, Series 2019-A, NATL, 5.00% 9/1/2026	500	502
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2028	2,750	2,760
Philadelphia School Dist., GO Green Bonds, Series 2023-B, 5.25% 9/1/2038	1,000	1,116
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, FGIC-NATL, 5.00% 6/1/2034	6,000	6,790
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	415	416
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	500	517
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2038	1,520	1,700
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2044	2,000	2,242
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	960	1,066
University of Pittsburgh, Commonwealth System of Higher Education, Asset Notes, Series 2025-A, 5.00% 2/15/2036	7,840	9,153
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026	500	500
		157,689
Puerto Rico 2.96%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	625	658
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	1,810	1,883
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	2,360	2,484
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	2,750	2,678
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047 (a)	4,470	4,513
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (f)	95	73
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2017 (f)	1,365	1,044

Capital Group Fixed Income ETF Trust	106

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2016-B-4, 10.00% 7/1/2019 (f)	USD 450	$343
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023 (f)	70	54
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032	190	146
Electric Power Auth., Power Rev. Bonds, Series 2010-EEE, 6.05% 7/1/2032	2,325	1,781
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	320	320
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036	465	357
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040	1,580	1,211
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042	695	533
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	2,500	1,778
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (f)	1,400	1,071
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.162% 7/1/2029 (c)	1,015	1,001
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	728	771
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,541	1,562
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	10,072	10,115
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	2,681	2,613
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	10,233	9,387
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	71,506	51,484
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (c)	8,160	3,601
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	28,270	20,743
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2033	435	458
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2041	455	413
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,285	1,288
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	43,792	43,813
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	14,381	14,388
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	161	161
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	13,360	4,994
		187,719
Rhode Island 0.19%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 9/1/2031	1,500	1,501
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	620	669
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	640	637
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	300	297
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,015	1,002
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	3,260	3,330
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 4.50% 12/1/2045	4,270	4,344
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	455	445
		12,225
South Carolina 1.01%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	10,227	7,416
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	211
City of Greenville, Housing Auth., Multi Family Housing Rev. Bonds (Cherokee Landing Apartments Project), Series 2023, 5.00% 7/1/2027 (put 7/1/2026)	800	800
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	3,955	4,344
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	8,920	10,044
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2026-A, 6.00% 7/1/2056	2,120	2,356
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2026-B-1, 6.25% 1/1/2057	4,515	5,101
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Riverside Apartments Project), Series 2023, 4.00% 12/1/2028 (put 12/1/2027)	4,425	4,492
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	2,575	2,585
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.50% 12/1/2045	850	882
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	3,000	3,281
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2025-A, 5.25% 11/1/2042	1,875	2,079

107	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	USD 230	$230
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2042	335	364
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 5/15/2043	1,450	1,567
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2043	500	541
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	1,000	1,076
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2040	940	1,041
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2041	1,500	1,654
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2034	4,005	4,430
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	2,000	2,162
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	1,000	1,006
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2029	1,940	1,942
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2033	340	340
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2038	985	986
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2031	2,595	2,823
		63,753
South Dakota 0.21%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	515	554
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	4,065	4,402
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	2,675	3,019
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2026-A, 6.00% 11/1/2056	4,775	5,355
		13,330
Tennessee 0.99%
GO Improvement Bonds, Series 2026, 5.00% 5/1/2042	3,070	3,396
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2034	8,140	9,121
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2035	7,335	7,335
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2037	4,460	5,019
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2043	1,555	1,691
Health and Educational Facs. Board, Multi Family Rev. Bonds (841 Cowan Apartments), Series 2026, 3.05% 4/1/2044 (put 4/1/2029)	1,330	1,333
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	255	255
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	545	548
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-2-A, 6.00% 1/1/2056	4,315	4,811
City of Johnson City, Health and Educational Facs. Board, Hospital Rev. Ref. Bonds (Ballad Health), Series 2023-A, 5.00% 7/1/2032	10,000	10,955
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	1,040	1,042
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2038	290	316
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-B-1, BAM, 5.00% 7/1/2044	2,000	2,122
Knoxville Community Dev. Corp., Multi Family Housing Rev. Bonds (Union at Smoky Mountain), Series 2026, 3.05% 7/5/2046 (put 9/1/2029)	1,145	1,146
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2028	945	1,000
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2029	410	442
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	350	383
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-B, AMT, 5.00% 7/1/2029	260	275
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	10,020	10,604
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	1,105	1,113
		62,907

Capital Group Fixed Income ETF Trust	108

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 12.16%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 2.80% 7/1/2044 (put 12/1/2026)	USD 1,605	$1,605
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	405	405
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	3,140	3,150
Affordable Housing Corp., Multi Family Housing Rev. Bonds (The Bloom at Lamar Square), Series 2026, 3.05% 7/1/2030 (put 7/1/2029)	385	385
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	2,245	2,306
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 5.00% 8/15/2026	2,150	2,156
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	1,375	1,396
Allen Independent School Dist. Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,100	1,203
AM Bidco Operations, LLC, Term Loan, First Lien, 8.50% PIK 10/21/2027 (g)(h)(i)	554	288
Anna Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2050	2,465	2,646
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044 (a)	885	847
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	387
City of Arlington, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2036	1,445	1,623
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2039	1,140	1,230
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	195	200
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	160	164
Austin Community College Dist., Limited Tax Bonds, Series 2023, 5.00% 8/1/2039	1,000	1,096
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-B, AMT, 5.00% 11/15/2042	3,885	4,207
City of Austin, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 11/15/2033	1,000	1,053
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2041	1,500	1,635
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2040	2,000	2,234
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2042	2,250	2,497
City of Austin, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 11/15/2034	3,250	3,724
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2036	1,500	1,656
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2037	1,250	1,373
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2038	1,750	1,914
Azle Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2034	1,245	1,418
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,025	1,020
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2034	1,750	1,796
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2035	1,790	2,046
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	475	475
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10% 6/1/2042 (a)(c)	11	— (j)
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)	59	1
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 9/1/2041	1,545	1,561
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.50% 9/1/2043	1,705	1,727
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.625% 9/1/2045	1,880	1,903
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.625% 4/1/2043	1,270	1,265
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	925	873
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	5,715	5,766
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	240	247
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	241	245
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	506	520
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.375% 9/1/2041	1,005	961
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2043	1,095	1,045
Canyon Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2027)	1,500	1,522
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.20% 1/1/2041 (put 1/1/2027)	1,115	1,116

109	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	USD 1,820	$2,024
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	3,420	3,732
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032	500	543
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2030	2,130	2,285
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	1,000	993
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	595	670
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2043	4,755	5,127
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2044	3,780	4,048
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,000	1,024
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 3.00% 8/15/2051	2,000	1,365
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	500	510
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,000	1,080
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	105	114
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	1,680	1,738
College Student Loan GO Bonds, Series 2019, AMT, 5.00% 8/1/2027	1,000	1,023
College Student Loan GO Bonds, Series 2025, AMT, 5.00% 8/1/2034	1,750	1,954
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2043	1,340	1,345
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2043	615	677
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	2,440	2,750
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,630	1,835
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2026, 5.00% 2/15/2043	1,000	1,100
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2038	1,250	1,389
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2031	1,045	1,103
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2032	1,000	1,114
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2032	2,100	2,308
City of Dallas, GO Bonds, Series 2025, 5.00% 2/15/2033	1,000	1,123
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	500	500
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2036	1,090	1,228
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2020-C, 5.00% 10/1/2038	1,440	1,530
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2028	1,080	1,141
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2034	2,500	2,651
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	1,000	994
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A-5, 5.00% 2/15/2055 (put 2/15/2030)	1,750	1,869
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-B, 5.00% 2/15/2056 (put 2/15/2030)	4,295	4,585
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	1,605	1,801
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	1,655	1,659
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	195	200
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	420	424
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 6/15/2036	1,525	1,650
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 4.625% 12/31/2035 (a)	500	511
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.50% 12/31/2035 (a)	750	775
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.00% 12/31/2035 (a)	810	836
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	194	198
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	360	370
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.25% 9/1/2037	1,385	1,373
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.50% 9/1/2040	1,010	1,005
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2028	2,500	2,629
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2034	1,410	1,607

Capital Group Fixed Income ETF Trust	110

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2037	USD 1,390	$1,548
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.125% 4/1/2039	900	906
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.375% 4/1/2041	1,000	1,009
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.50% 4/1/2043	1,110	1,121
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,085	1,176
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.375% 9/1/2037	1,025	1,034
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2041	500	564
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2042	1,000	1,120
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2037	1,490	1,505
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,085	1,100
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/15/2043	3,640	3,953
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/15/2044	2,570	2,774
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,117
County of Fort Bend, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Park at Fort Bend), Series 2026, 3.05% 7/1/2044 (put 2/1/2030)	2,050	2,053
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2035	1,210	1,222
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2042	1,070	1,030
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2045	1,235	1,195
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2043	1,250	1,174
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2031	1,350	1,480
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2038	1,180	1,324
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2039	2,045	2,285
County of Galveston, Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2036	1,180	1,185
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	1,000	919
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2041	1,080	1,089
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2043	1,200	1,207
GO Bonds, Series 2026, 5.00% 8/15/2033	1,290	1,459
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM, 5.00% 10/1/2029	1,000	1,067
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2035	1,275	1,420
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2032	1,020	1,086
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 4.875% 12/1/2038	1,055	1,082
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2041	1,330	1,310
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.00% 9/1/2039	1,050	1,012
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2045	1,050	1,037
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2040	1,070	1,083
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2041	1,105	1,039
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2046	1,085	1,004
County of Harris, Rev. Ref. Bonds, Series 2022-A, 5.00% 8/15/2031	2,825	3,132
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2038	3,110	3,437
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2030	625	648
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	18,825	20,159
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2031	6,505	7,158
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2033	11,000	12,366
Harris County Hospital Dist., Limited Tax Bonds, Series 2025, 5.00% 2/15/2038	2,000	2,242
Harris County Housing Fin. Corp., Multi Family Housing Rev. Notes (Baypointe Apartments), Series 2025, 2.95% 9/1/2043 (put 9/1/2028)	2,045	2,043
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2042	1,050	1,055
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2042	1,095	1,081
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	780	848
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	1,510	1,680
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	4,575	4,584
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,350	1,332
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,630	1,755
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	5,000	5,587
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	2,800	3,060
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	765	767

111	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	USD 11,240	$12,122
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	3,900	4,261
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	5,325	5,782
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	5,000	5,413
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	6,500	6,980
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,525	1,442
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	5,965	5,642
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.25% 7/1/2039	2,000	2,225
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2028	2,825	2,944
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 7/1/2029	500	529
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2029	2,500	2,649
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2031	10,585	11,515
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2037	1,085	1,079
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Catering Options Facility Project), Series 2026, AMT, 5.50% 7/15/2035	2,740	2,964
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	6,430	6,438
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	5,595	5,679
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,750	1,777
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,425	1,447
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2031	2,000	2,125
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2033	1,385	1,489
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2035	3,835	4,152
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2038	1,000	1,066
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.00% 9/1/2039	1,890	2,093
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, AGI, 5.00% 9/1/2043	900	990
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Bonds, CAB, Series 2001-B, AMBAC, 0% 9/1/2027	240	232
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2026-A, 5.00% 9/1/2034	1,000	1,132
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	4,000	4,170
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 4.00% 2/1/2055 (put 8/1/2028)	1,630	1,666
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	135	138
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	6,350	7,075
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2036	2,145	2,412
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.50% 9/1/2037	1,150	1,154
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.875% 9/1/2046	1,040	1,050
Klein Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds (Permanent School Fund Guarantee Program), Series 2025, 4.00% 8/1/2048	1,550	1,475
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 4.25% 9/15/2032 (a)	340	345
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 5.75% 9/15/2045 (a)	330	348
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	500	515
Legacy Denton Public Fac. Corp., Multi Family Housing Rev. Bonds (Vintage Ranch), Series 2022, 2.96% 4/1/2043 (put 4/1/2027)	1,040	1,039
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2023, 5.00% 8/15/2030	1,580	1,722

Capital Group Fixed Income ETF Trust	112

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2027	USD 3,000	$3,080
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	855	857
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2036	2,035	2,164
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2037	2,000	2,121
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,005	1,064
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2038	475	534
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,340	1,384
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2039	1,100	1,229
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2040	1,000	1,110
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2041	605	668
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2040	2,000	2,104
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2025, 5.00% 5/15/2041	2,500	2,734
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2025, 5.00% 5/15/2042	1,275	1,386
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2034	1,000	1,119
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2038	1,000	1,126
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2039	1,000	1,119
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2040	1,000	1,113
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2030	400	436
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2031	755	837
Marble Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	5,000	5,574
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 2001-A, 2.60% 11/1/2029	1,365	1,340
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	825	855
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.25% 9/1/2039	870	884
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2041	1,875	1,909
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043	1,605	1,728
Mesquite Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2042	4,340	4,803
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2042	1,145	1,082
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	7,125	7,136
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Graphic Packaging International, LLC Project), Series 2026, AMT, 5.00% 12/1/2064 (put 6/1/2030)	8,120	8,425
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	2,305	2,355
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	2,690	2,790
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2037	570	580
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2038	595	602
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2039	625	630
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2040	655	661
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.25% 12/1/2036	1,055	1,076
Montgomery County Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,520	1,453
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.625% 9/1/2041	1,015	1,005
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2038	1,050	1,025
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.375% 11/1/2041	1,235	1,225
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,000	4,239
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	4,505	4,928
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	4,500	4,770
Municipal Utility Dist. No. 406, Unlimited Tax Bonds, Series 2019, 3.125% 9/1/2044	180	143
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2028 (a)	285	284
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2034	1,250	1,412
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2035	1,320	1,501
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2036	1,300	1,470

113	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2042	USD 2,410	$2,688
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	990	986
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	2,000	2,127
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2042	2,500	2,747
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2043	2,125	2,326
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	450	454
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 5.00% 12/15/2027	500	518
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2032	300	316
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2033	145	155
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	1,130	1,105
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	2,270	2,282
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2030	2,935	3,189
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2031	3,085	3,403
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036	420	399
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2025, 5.00% 9/1/2044	2,500	2,738
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036	500	510
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2033	2,450	2,741
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	2,420	2,729
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2035	710	802
North Texas Tollway Auth., System Rev. Ref. Bonds, CAB, Series 2008-D, AGI, 0% 1/1/2030	2,555	2,307
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.375% 3/1/2041	1,200	1,193
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2041	1,450	1,589
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2042	1,500	1,636
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 4.25% 9/1/2033 (a)	450	454
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 6.00% 9/15/2046	500	510
Pine Forest Municipal Utility Dist., Unlimited Tax Bonds, Series 2025, 5.00% 9/1/2043	1,125	1,147
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,790	2,015
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 4.00% 2/15/2043	2,020	2,020
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	1,000	1,137
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	2,500	2,778
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2044	1,100	1,188
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2045	1,150	1,234
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2035	2,400	2,751
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2036	1,000	1,134
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,165	1,284
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2040	1,000	1,108
Public Fin. Auth., GO Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2027	1,000	1,006
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	350	306
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2034	1,000	1,006
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2039	1,000	1,004
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2027	1,215	1,233
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2029	525	557
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2033	1,500	1,518
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2037	2,005	2,270
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2042	1,500	1,638
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2049	3,015	3,162
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	2,180	2,167
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	3,080	3,066
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	8,905	8,910
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.15% 2/1/2055 (put 12/1/2031)	3,885	3,876

Capital Group Fixed Income ETF Trust	114

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, General Improvement Bonds, Series 2024, 5.00% 2/1/2035	USD 1,175	$1,327
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	1,000	1,092
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2040	500	544
Socorro Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-B, 5.00% 8/15/2029	3,755	3,854
Socorro Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-B, 4.00% 8/15/2035 (preref. 8/15/2027)	1,840	1,870
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	3,500	3,757
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2041	1,500	1,603
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2041	2,000	2,215
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2042	1,725	1,901
Spring Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2046	6,590	7,240
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	1,025	1,149
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.50% 6/30/2040	1,500	1,582
County of Tarrant, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.50% 12/1/2041	1,030	1,046
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2016-A, 5.00% 2/15/2047	1,880	1,882
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2029	455	488
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2043	825	905
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2044	1,305	1,421
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	690	690
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	5,000	5,645
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	1,270	1,319
Tarrant Regional Water Dist., Water Transmission Facs. Contract Rev. Bonds, Series 2025, 5.00% 9/1/2034	2,015	2,304
Tarrant Regional Water Dist., Water Transmission Facs. Contract Rev. Bonds, Series 2025, 5.00% 9/1/2037	7,680	8,661
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041	3,000	3,305
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2026	4,000	4,000
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2026-A, 5.00% 7/1/2028	6,825	7,144
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2042	2,005	2,159
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2041	950	1,045
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2037	500	566
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2038	1,230	1,220
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2041	1,425	1,368
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.25% 11/15/2041	1,370	1,342
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2045	1,695	1,691
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2039	3,135	3,430
Transportation Commission, GO Highway Improvement Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2032	1,625	1,819
Transportation Commission, GO Highway Improvement Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2041	4,500	4,938
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2025, 5.00% 10/1/2036	1,445	1,660
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2024, 5.00% 10/1/2033	3,185	3,621
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2037	3,250	3,673
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2041	5,750	6,373
Trenton River Auth., Wastewater Treatment System Rev. Improvement Bonds (Denton Creek Regional), Series 2026, 5.00% 2/1/2035	3,050	3,471
Trenton River Auth., Wastewater Treatment System Rev. Improvement Bonds (Denton Creek Regional), Series 2026, 5.00% 2/1/2037	2,600	2,951
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	4,945	4,781
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2034	12,165	13,858
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2035	4,050	4,654
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2036	4,030	3,824

115	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2036	USD 4,000	$4,567
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 2/15/2037	1,000	1,090
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2037	3,280	3,722
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2032	1,875	2,090
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2026-A, 5.00% 7/1/2034	1,040	1,192
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/2036	2,185	2,478
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/2038	1,150	1,289
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 4.00% 7/1/2049	1,500	1,428
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-A, 5.00% 8/15/2026	5,465	5,479
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2033	1,415	1,608
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2035	370	428
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2036	17,750	20,397
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2036	975	1,136
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040	500	501
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2045	3,000	3,249
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2021, 5.00% 8/1/2032	1,270	1,399
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2025, 5.00% 8/1/2039	2,270	2,559
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	2,250	2,563
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2025, 5.00% 4/15/2033	8,085	9,158
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2035	1,000	1,128
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2038	5,020	5,632
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2038	1,380	1,354
Williamson County, Limited Tax Rev. Ref. and Park Bonds, Series 2025, 5.00% 2/15/2030	1,035	1,121
Williamson County, Limited Tax Rev. Ref. and Park Bonds, Series 2025, 5.00% 2/15/2036	1,400	1,590
		771,331
United States 1.60%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.641% 10/25/2040 (c)	15,479	16,160
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-31, Class AUS, 4.604% 6/25/2042 (c)	2,341	2,373
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-13, Class A, 3.125% 9/25/2036 (a)	1,930	1,787
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-35, 5.059% 1/25/2043 (c)	11,223	12,195
Freddie Mac, Multi Family Certs., Series 2023, 4.145% 1/25/2040 (c)	4,273	4,185
Freddie Mac, Multi Family Certs., Series 2023, 4.556% 8/25/2040 (c)	2,487	2,572
Freddie Mac, Multi Family Certs., Green Bonds, Series 2024, Class AUS, 4.705% 4/25/2042 (c)	8,599	9,035
Freddie Mac, Multi Family Certs., Green Bonds, Series 2025, 4.533% 11/25/2042 (c)	8,582	8,517
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.783% 7/25/2042 (c)	11,860	12,490
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.26% 12/25/2038 (c)	4,921	4,542
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2025-ML-29, 4.87% 1/25/2043 (c)	9,922	10,379
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	1,190	995
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.541% 11/25/2038 (c)	1,959	1,860
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.614% 8/25/2041 (c)	5,775	6,002
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.761% 8/25/2041 (c)	3,984	4,186
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 3.084% 4/25/2043 (c)	4,723	4,233
		101,511
Utah 0.88%
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	335	336
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.00% 6/1/2038	1,000	1,066
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.25% 6/1/2041	950	1,069
High Star Ranch Infrastructure Fncg. Dist., Special Assessment Bonds (High Star Ranch Assessment Area), Series 2026, 6.25% 12/1/2055 (a)	500	511
Housing Corp., Multi Family Housing Rev. Bonds (Daybreak Affordable Phase II Apartments), Series 2026, 3.00% 1/1/2045 (put 7/1/2030)	2,620	2,618

Capital Group Fixed Income ETF Trust	116

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Housing Corp., Multi Family Housing Rev. Bonds (Hive on 11th), Series 2026, 3.00% 8/1/2044 (put 2/1/2030)	USD 645	$645
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	825	882
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	225	244
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	1,120	1,225
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,090	3,428
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,195	4,673
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027 (a)	450	451
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2029 (a)	950	956
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030 (a)	445	448
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2031 (a)	770	775
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	455	459
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039 (a)	1,920	1,990
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2035 (5.00% on 6/1/2031) (a)(b)	500	407
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2043 (5.75% on 6/1/2031) (a)(b)	370	293
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	982
Nebo School Dist., Local Building Auth., Lease Rev. Bonds, Series 2020, 2.125% 7/1/2033	2,910	2,666
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	1,000	988
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2025-A, AMT, 5.00% 7/1/2027	150	153
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	1,500	1,562
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2030	1,585	1,645
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	2,875	2,221
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2030	875	955
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2025, 5.00% 12/15/2044	17,710	19,524
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2037	1,400	1,448
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.00% 12/1/2036 (a)	1,000	1,040
		55,660
Vermont 0.24%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	500	490
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	500	507
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	1,570	1,617
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,500	2,502
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2035	4,500	4,503
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2036	5,000	5,003
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	145	136
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	370	342
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	320	306
		15,406

117	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virgin Islands 0.14%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	USD 500	$502
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	1,130	1,189
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,815	1,936
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	4,970	5,171
		8,798
Virginia 0.75%
Alexandria Redev. and Housing Auth., Multi Family Housing Rev. Bonds (431 S Columbus St Block 4), Series 2024, 3.20% 12/1/2054 (put 6/1/2027)	1,315	1,317
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,155	1,155
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	500	494
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 4.00% 2/1/2034	1,040	1,056
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2031	6,025	6,248
County of Fairfax, Public Improvement Bonds, Series 2023-A, 4.00% 10/1/2026	1,000	1,004
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	250	255
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	500	511
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028	490	499
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2029	725	747
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2030	760	780
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	400	410
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	270	276
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,000	2,965
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2025-A, 5.00% 7/15/2026	675	676
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)	7,185	7,185
County of Henrico, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (Glenwood Farms Family), Series 2025, 3.20% 12/1/2045 (put 12/1/2029)	3,380	3,393
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-C, 3.80% 11/1/2035 (put 5/28/2027)	815	823
Public Building Auth., Public Facs. Rev. Bonds, Series 2025-A, 5.00% 8/1/2029	4,245	4,555
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	600	604
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	1,210	1,188
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	435	462
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	575
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	1,385	1,410
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	507

Capital Group Fixed Income ETF Trust	118

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2031	USD 2,925	$2,973
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,385	1,389
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	4,375	4,394
		47,851
Washington 3.09%
Bellevue School Dist. No. 405, Unlimited Tax GO and Rev. Ref. Bonds, Series 2026, 5.00% 12/1/2043	3,600	4,019
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2031	2,620	2,928
Certs. of Part. (State and Local Agcy. Real and Personal Property), Series 2025-A, 5.00% 1/1/2031	4,110	4,517
Certs. of Part. (State and Local Agcy. Real and Personal Property), Series 2025-A, 5.00% 1/1/2032	3,905	4,356
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	500	483
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2022-A, 5.00% 7/1/2032	1,850	2,082
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2015-A, 4.00% 7/1/2038	3,210	3,210
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	4,400	4,865
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2031	750	832
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2042	1,000	1,110
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2026-A, 5.00% 7/1/2032	2,000	2,250
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2025-A, 5.00% 7/1/2033	2,000	2,279
GO Bonds, Series 2020-A, 5.00% 8/1/2039	680	715
GO Bonds, Series 2021-A-2, 5.00% 8/1/2039	1,360	1,450
GO Bonds, Series 2024-C, 5.00% 2/1/2041	1,645	1,811
GO Bonds, Series 2023-A, 5.00% 8/1/2044	1,240	1,332
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	3,080	3,320
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	2,335	2,336
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	500	500
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040 (a)	1,790	1,775
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047	2,675	2,699
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	355	360
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 5.00% 8/1/2039	3,090	3,197
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Ardea at Totem Lake Apartments Project), Series 2023, 5.00% 12/1/2043 (put 2/1/2027)	830	834
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	255	258
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	5,463	5,276
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.496% 4/20/2037 (c)	1,673	153
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	3,330	3,127
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 4.08% 11/20/2041 (c)	6,521	6,352
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.085% 3/20/2040 (c)	13,646	13,435
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	690	690
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 4.75% 1/1/2034 (a)	940	942
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2036 (a)	365	365
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	115	116
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050	250	248
Issaquah School Dist. No. 411, Unlimited Tax GO Rev. Ref. Bonds, Series 2026, 4.00% 12/1/2031	7,715	8,186
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	500	507
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	750	768
County of King, Limited Tax GO Bonds, Series 2019-B, 5.00% 7/1/2026	1,200	1,200
County of King, Sewer Improvement and Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046 (preref. 7/1/2026)	3,000	3,000
County of King, Unlimited Tax GO Bonds, Series 2025-A, 5.00% 12/1/2038	6,210	7,063
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2021-E, 5.00% 6/1/2029	1,000	1,070
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2024-R-C, 5.00% 8/1/2031	540	600
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2042	1,085	1,205
Motor Vehicle Fuel Tax GO Bonds, CAB, Series 2005-F, AMBAC, 0% 12/1/2029	1,970	1,787
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2025-R-C, 5.00% 7/1/2028	5,040	5,290
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	2,165	2,367

119	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
North Thurston Public Schools, Unlimited Tax GO Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2032	USD 1,750	$1,974
City of Seattle, Drainage and Wastewater System Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 5/1/2039	1,050	1,191
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	500	501
Port of Seattle, Intermediate Lien Rev. and Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2030	3,840	4,128
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 8/1/2032	3,920	4,252
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2028	5,150	5,372
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,682
Port of Seattle, Rev. Ref. Bonds, Series 2016-B, AMT, 5.00% 10/1/2030	2,000	2,009
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2029	4,600	4,889
Various Purpose GO Bonds, Series 2025-R-A, 5.00% 7/1/2036	5,320	6,036
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	5,050	5,595
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2037	7,965	9,074
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2038	1,095	1,221
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2039	10,000	11,273
Various Purpose GO Bonds, Series 2026-C, 5.00% 2/1/2041	2,830	3,178
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2043	10,000	11,080
Various Purpose GO Bonds, Series 2023-A, 5.00% 8/1/2046	1,940	2,054
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2033	1,115	1,271
		196,045
West Virginia 0.15%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	1,500	1,549
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	1,550	1,692
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 3.75% 4/1/2036 (put 6/13/2030)	850	853
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	2,000	1,980
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2042	2,750	2,779
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2048	900	978
		9,831
Wisconsin 2.18%
Ascension Health Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 11/15/2026	1,000	1,001
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 5/1/2029 (preref. 5/1/2027)	3,585	3,657
GO Bonds, Series 2019-B, 5.00% 5/1/2027	1,330	1,359
GO Bonds, Series 2025-B, 5.00% 5/1/2036	10,000	11,464
GO Bonds, Series 2024-C, 5.00% 5/1/2038	6,485	7,276
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	2,400	2,697
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	2,060	2,346
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2033	6,905	7,862
GO Rev. Ref. Bonds, Series 2023-2, 5.00% 5/1/2036	2,790	3,132
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043	670	647
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043 (preref. 5/15/2028)	80	82
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	3,950	4,073
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	280	298
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc. Obligated Group), Series 2017-A, 5.00% 4/1/2048	600	604
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	345	306
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	95	95
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	370	371
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	795	798

Capital Group Fixed Income ETF Trust	120

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	USD 4,130	$4,186
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	1,885	1,891
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2025-A, 6.25% 9/1/2055	7,620	8,425
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,225	2,415
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-A, 5.75% 9/1/2056	1,950	2,130
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.477% 12/5/2040 (c)	1,035	1,042
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.157% 1/20/2041 (c)	9,125	8,865
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2035 (a)	700	736
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.00% 7/15/2046 (a)	205	203
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.50% 7/15/2056 (a)	215	214
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.50% 7/15/2061 (a)	110	108
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.00% 6/15/2034 (a)	1,905	1,791
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.50% 6/15/2049 (a)	3,045	2,477
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,410	1,444
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2039 (a)	700	703
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2039 (a)	750	716
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	345	333
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	190	193
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	140	142
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	105	106
Public Fin. Auth., Educational Facs. Rev. Ref. Bonds (Queens University of Charlotte), Series 2022-A, 5.25% 3/1/2047	325	335
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	2,642	2,641
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Legacy Hills Project), Series 2025, 6.00% 11/15/2045 (a)	2,000	2,004
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	4,255	1,351
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	4,592	4,596
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	21,677	8,281
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	4,395	2,645
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	997	997
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	200	206
Public Fin. Auth., Municipal Certs (Systima), Series 2026-1, Class A-1, 5.40% 6/20/2044	3,190	3,425
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2030	705	760
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	600	605
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	1,675	1,729
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	1,000	950
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2045 (a)	390	415
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2042	750	794
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2043	1,000	1,054
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2044	1,310	1,371
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.50% 7/1/2044	7,000	7,310
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	250	247
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	3,640	3,640
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032 (a)	405	398
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	480	498
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (put 1/1/2031) (a)	2,860	2,948
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	120	121
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	799	799

121	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, AGI, 4.00% 7/1/2045	USD 600	$566
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, AGI, 4.00% 7/1/2050	1,000	902
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038 (a)	415	423
		138,199
Total bonds, notes & other debt instruments (cost: $5,785,725,000)		5,863,374
Common stocks 0.00%	Shares
Industrials 0.00%
AM BidCo Holdings, LLC (g)(k)	28	— (j)
Total common stocks (cost: $0)		— (j)
Short-term securities 8.26%	Principal amount (000)
Municipals 8.26%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 3.05% 12/1/2033 (c)	USD 5,500	5,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.05% 12/1/2029 (c)	1,150	1,150
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.90% 2/1/2048 (c)	12,035	12,035
State of Arkansas, Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2026-B, 2.875% 7/1/2057 (put 5/15/2027) (l)	1,355	1,355
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	7,000	7,151
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.10% 10/1/2047 (c)	6,045	6,045
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	6,000	6,040
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.50% 7/1/2051 (c)	2,875	2,875
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.65% 7/1/2060 (c)	13,305	13,305
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	5,000	5,066
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.90% 8/1/2044 (c)	3,200	3,200
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (l)	1,960	1,964
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-1, 2.70% 11/15/2054 (c)	15,000	15,000
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.70% 11/15/2054 (c)	6,500	6,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 3.05% 12/1/2040 (c)	7,600	7,600
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.05% 8/1/2035 (c)	3,000	3,000
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 2.95% 5/15/2053 (c)	25,080	25,080
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.75% 11/1/2037 (c)	28,070	28,070
State of Maryland, County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.53% 12/1/2041 (put 9/1/2026) (l)	5,710	5,710
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.85% 4/1/2042 (c)	14,660	14,660
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.20% 11/15/2038 (c)	12,975	12,975
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 2.55% 11/15/2047 (c)	15,200	15,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 3.00% 12/1/2030 (c)	6,785	6,785
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 3.05% 12/1/2030 (c)	3,200	3,200

Capital Group Fixed Income ETF Trust	122

Capital Group Municipal Income ETF (CGMU) (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 3.05% 12/1/2030 (c)	USD 9,160	$9,160
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.00% 11/1/2035 (c)	4,240	4,240
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 3.05% 11/1/2035 (c)	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 3.05% 11/1/2035 (c)	2,610	2,610
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 3.20% 2/15/2033 (c)	7,900	7,900
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.00% 6/1/2041 (c)	6,200	6,200
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.66% 7/1/2032 (c)	5,405	5,405
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2027	3,750	3,817
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.65% 3/1/2039 (c)	4,440	4,440
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 2.95% 4/1/2042 (c)	17,120	17,120
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 3.05% 3/1/2042 (c)	32,165	32,165
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 2.90% 2/1/2056 (c)	5,900	5,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 3.45% 6/15/2044 (c)	5,500	5,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 3.05% 6/15/2049 (c)	6,100	6,100
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-4, 3.05% 6/15/2050 (c)	29,750	29,750
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 3.05% 6/15/2048 (c)	11,000	11,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.05% 6/15/2053 (c)	27,900	27,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 3.05% 2/1/2045 (c)	1,700	1,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 3.05% 8/1/2041 (c)	2,500	2,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 2.90% 8/1/2042 (c)	3,500	3,500
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (c)	2,625	2,625
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.05% 1/1/2035 (c)	22,895	22,895
State of North Carolina, City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2025, 5.00% 7/1/2026	640	640
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.20% 1/1/2039 (c)	1,595	1,595
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-2, AMT, 3.25% 4/1/2049 (put 7/15/2026) (l)	725	725
State of Rhode Island, Rhode Island Infrastructure Bank, State Revolving Fund Rev. Bonds (Master Trust), Series 2026-B, 5.00% 10/1/2026	9,090	9,143
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.90% 5/1/2048 (c)	15,395	15,395
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.13% 1/1/2033 (c)	1,010	1,010
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (HV Land Co. Apartments), Series 2022, 3.35% 6/1/2044 (put 12/1/2026) (l)	3,210	3,220
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 3.10% 4/1/2032 (c)	1,100	1,100
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 2.85% 11/1/2041 (c)	4,610	4,610
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 3.05% 11/1/2029 (c)	9,205	9,205
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 3.05% 11/1/2038 (c)	5,875	5,875
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 3.05% 11/1/2051 (c)	6,200	6,200

123	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (CGMU) (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Virginia, County of Fairfax, Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2026	USD 10,000	$10,059
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.70% 2/15/2038 (c)	5,000	5,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.05% 10/1/2044 (c)	18,905	18,905
		523,575
Total short-term securities (cost: $523,590,000)		523,575
Total investment securities 100.72% (cost: $6,309,315,000)		6,386,949
Other assets less liabilities (0.72)%		(45,417)
Net assets 100.00%		$6,341,532
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	200	9/30/2026	USD40,000	$(50)
5 Year U.S. Treasury Note Futures	Long	1,396	9/30/2026	139,600	359
					$309
Restricted security (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,890	$4,902	0.09%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $352,847,000, which represented
5.56% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Amount less than one thousand.
(k)	Non-income producing.
(l)	For short-term securities, the mandatory put date is considered to be the maturity date.

Capital Group Fixed Income ETF Trust	124

Capital Group Municipal Income ETF (CGMU) (continued)

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group

Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation

LOC = Letter of Credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
PIK = Payment In Kind
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

125	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 95.02%	Principal amount (000)	Value (000)
Alabama 4.23%
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	USD 3,865	$3,946
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	4,610	4,794
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2026-A, AMT, 4.30% 3/1/2056 (put 3/1/2033) (a)	3,670	3,676
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	4,030	4,224
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-I, 5.00% 10/1/2033	3,035	3,238
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 1/1/2034	2,400	2,518
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-A, 5.00% 12/1/2034	3,610	3,824
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	6,625	6,687
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	4,930	5,219
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-F, 5.00% 6/1/2036	10,500	11,040
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.25% 6/1/2036	7,170	7,733
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2036	8,635	9,091
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	105	113
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	295	314
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	720	745
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	5,630	5,921
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-C, 5.50% 11/1/2056 (put 8/1/2034) (a)	500	538
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	2,545	2,715
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	1,860	1,866
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	2,485	2,510
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	5,210	5,508
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	35	35
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	1,125	1,150
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-B, 5.00% 11/1/2033	1,450	1,546
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	850	898
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	1,530	1,649
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	2,875	3,097
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2054	275	283
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.00% 10/1/2056	135	134
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049	890	918
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	210	233
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040	250	274
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	70	77
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	115	125
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	710	742
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	630	664
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	5,935	5,970
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	13,465	13,063
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	3,170	3,170
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	605	614
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	710	743
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	3,085	3,255
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)	345	351
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	1,510	1,536
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	1,220	1,274

Capital Group Fixed Income ETF Trust	126

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	USD 1,835	$1,902
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	1,675	1,779
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	3,350	3,421
		135,123
Alaska 0.07%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	65	70
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	220	220
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	220	220
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2029	220	221
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2030	1,400	1,401
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	165	165
		2,297
American Samoa 0.06%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038 (a)	160	163
Econ. Dev. Auth., General Rev. Bonds, Series 2025-B, 5.25% 9/1/2045 (a)	555	566
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038 (a)	1,180	1,245
		1,974
Arizona 2.46%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-C, 5.25% 1/1/2055	2,000	2,150
City of Chandler, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Intel Corp. Project), Series 2022-1, AMT, 5.00% 9/1/2042 (put 9/1/2027)	100	101
City of Chandler, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Intel Corp. Project), Series 2022-2, AMT, 5.00% 9/1/2052 (put 9/1/2027)	1,555	1,574
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	50	43
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	10	10
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	320	318
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	170	160
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.00% 7/1/2046	190	190
City of Glendale, Industrial Dev. Auth., Rev. Bonds (The Beatitudes Campus Project), Series 2018, 5.00% 11/15/2063	2,225	1,804
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 4.00% 7/1/2028	30	30
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033	120	121
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	880	835
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	875	795
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	515	515
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (7-Day High Yield S&P + 0.81%) 3.31% 1/1/2037 (b)	510	511
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	125	126
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	65	65
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	80	80

127	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	USD 85	$85
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045	500	478
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	615	551
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	195	160
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	570	446
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	395	361
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	690	540
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039 (a)	490	490
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049 (a)	880	824
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054 (a)	690	632
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	1,885	1,652
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.25% 7/1/2042	325	294
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	600	510
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.50% 7/1/2054	500	421
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	315	262
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038 (a)	260	261
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039 (a)	225	227
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047 (a)	270	264
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	250	249
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048 (a)	280	280
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049 (a)	340	323
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051	1,000	979
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051 (a)	70	68
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053 (a)	415	415
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054 (a)	225	207
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2026-A, 5.50% 7/1/2056 (a)	125	124
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	135	141
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027 (a)	110	110
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037 (a)	175	175
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	70	70
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	170	170
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047 (a)	250	241
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047 (a)	375	362
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	375	374
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	3,525	3,517
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	545	513
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051 (a)	170	160
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	60	59
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	585	587
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	1,015	947
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	250	231

Capital Group Fixed Income ETF Trust	128

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	USD 250	$249
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040 (a)	205	194
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050 (a)	285	239
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038 (a)	230	230
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048 (a)	855	855
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	250	253
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	590	577
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	75	71
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051 (a)	260	203
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029 (a)	40	40
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039 (a)	130	130
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049 (a)	260	244
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	1,061	1,072
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.913% 5/20/2033 (b)(c)	1,342	41
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	3,924	3,930
Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Copper World, LLC Project), Series 2026-A, AMT, 4.50% 7/1/2046 (put 7/2/2036) (a)	1,145	1,164
Industrial Dev. Auth., Student Housing Rev. Bonds (CHF - Arizona, LLC - University of Arizona Project), Series 2026-A, BAM, 5.25% 7/1/2061	2,000	2,083
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046 (a)	605	587
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions-Harmony Public Schools Project), Series 2016-A, 5.00% 2/15/2046 (a)	900	900
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Harmony Education Foundation-Harmony Public Schools Project), Series 2021-A, 4.00% 2/15/2041	205	192
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.625% 7/1/2045 (a)	65	67
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.875% 7/1/2060 (a)	135	136
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	220	225
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052 (a)	400	402
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.10% 7/1/2026 (a)	35	35
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031 (a)	390	361
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039 (a)	395	400
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	420	387
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	1,265	1,026
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	340	347
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049	100	100
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	550	527
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	285	235

129	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	USD 555	$523
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056 (a)	160	129
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2025-A, 5.50% 7/1/2060	210	211
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036 (a)	475	475
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047 (a)	1,445	1,376
County of Maricopa, Industrial Dev. Auth., Education Rev. Ref. Bonds (Legacy Traditional Schools Projects), Series 2024, 4.00% 7/1/2039	250	235
County of Maricopa, Industrial Dev. Auth., Education Rev. Ref. Bonds (Legacy Traditional Schools Projects), Series 2024, 4.25% 7/1/2044	200	183
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	4,515	4,012
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	465	353
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	100	76
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	1,300	1,285
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	320	303
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	290	274
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	435	386
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	450	399
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	765	765
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	165	165
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	440	433
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	805	786
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026 (a)	70	70
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	460	460
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041 (a)	3,690	3,690
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	1,370	1,351
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046 (a)	525	510
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2034 (a)	60	60
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	950	829
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	80	70
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051 (a)	260	201
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057 (a)	85	64
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039 (a)	70	70
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049 (a)	140	128
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052 (a)	240	213
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034 (a)	50	50

Capital Group Fixed Income ETF Trust	130

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039 (a)	USD 60	$60
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049 (a)	165	156
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051 (a)	510	395
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057 (a)	710	529
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042 (a)	335	363
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052 (a)	1,525	1,624
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057 (a)	700	748
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	245	233
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	490	435
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2026-A, 6.25% 6/15/2056 (a)	250	246
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	1,215	1,190
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	475	413
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064 (a)	700	601
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2026-A, 6.50% 6/15/2065 (a)	730	732
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	875	853
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	610	538
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2025-A, 5.625% 12/1/2060	3,120	3,219
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Bonds (Yavapai Regional Medical Center), Series 2019, 4.00% 8/1/2043	105	100
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	490	477
		78,737
Arkansas 0.86%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2026-A, AMT, 4.00% 9/1/2046 (put 3/1/2033) (a)	14,500	14,664
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2026-A, AMT, 4.25% 9/1/2046 (put 3/3/2033) (a)	5,750	5,846
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052	4,155	4,252
Dev. Fin. Auth., Environmental Improvement Rev. Green Bonds (United States Steel Corp. Project), Series 2023, AMT, 5.70% 5/1/2053	320	332
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Hybar Steel), Series 2026-A, AMT, 4.875% 7/1/2056 (put 7/1/2036) (a)	625	654
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	1,650	1,668
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2054	55	57
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2060	125	128
		27,601

131	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California 8.25%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (d)	USD 65	$39
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (d)	205	124
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (d)	245	149
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	20	20
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	20	20
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	45	45
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2055	550	597
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.25% 11/1/2056	550	600
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	400	429
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	1,305	1,399
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	75	54
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	85	58
CMFA Special Fin. Agcy., Essential Housing Rev. Bonds (The Mix At CTR City), Series 2021-A-2, 4.00% 4/1/2056 (a)	550	436
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2040	550	320
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	880	464
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	1,350	1,487
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	1,250	1,360
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-C, 5.25% 2/1/2036	1,995	2,186
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	4,695	5,095
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	1,415	1,437
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-C, 5.25% 1/1/2054 (put 10/1/2031)	470	498
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	1,850	1,970
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	395	407
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	525	560
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	1,955	2,077
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	1,275	1,332
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	905	931
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	2,500	2,623
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	920	949
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	1,035	1,114
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	730	647
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056 (a)	500	353
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	4,425	3,542
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	945	786
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-2, 4.00% 8/1/2050 (a)	590	479
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (a)	2,030	1,552
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (a)	3,915	1,759
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 3.00% 2/1/2057 (a)	2,175	1,373
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (a)	1,100	1,043
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2034	110	84
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2036	120	84
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	70	70

Capital Group Fixed Income ETF Trust	132

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	USD 195	$146
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	1,630	1,245
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (a)	385	280
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	1,755	1,480
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056 (a)	215	182
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (a)	1,465	1,322
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	1,915	1,356
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	255	194
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057 (a)	330	239
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048 (a)	700	517
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	3,725	2,991
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (a)	3,270	1,806
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	672	587
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056 (a)	2,475	1,759
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058 (a)	807	393
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-A-2, 3.125% 7/1/2056 (a)	4,175	2,738
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	5,450	4,957
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	1,630	1,147
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	550	487
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	1,665	1,215
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	4,615	3,670
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (a)	3,068	2,405
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	680	491
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	1,601	1,425
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	9,255	7,844
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	290	213
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	1,805	1,125
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	1,305	1,026
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (a)	250	136
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	85	79
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	85	74
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	1,000	1,000

133	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	USD 235	$226
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	160	163
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2064 (a)	250	242
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2038	130	84
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2039	110	68
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2040	110	65
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2034	1,000	779
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	4,220	3,885
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible CAB, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035) (a)(d)	1,100	573
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	100	105
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2043	220	207
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	910	688
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	440	430
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	2,325	2,252
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	726	753
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	93	94
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	5,753	5,715
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	3,994	3,903
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.358% 9/20/2036 (b)	10,982	229
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	3,073	3,149
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	135	135
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)	7,000	6,998
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	420	371
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), CAB, Series 2021-B, 0% 1/1/2061 (a)	9,030	826
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (Brightline West Passenger Rail Project), Series 2025-B, AMT, 12.00% 1/1/2065 (put 11/2/2026) (a)	9,985	6,540
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	45	45
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	145	126
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	15	15
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	35	33
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	90	81
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.25% 9/1/2055	150	156
Las Virgenes Unified School Dist., GO Bonds, 2022 Election, Series 2025-B, 5.00% 8/1/2054	5,345	5,669
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	1,385	1,506
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	285	252
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	15	15
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	330	369
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	110	123
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	220	242
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	635	704
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	135	146
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	50	53
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	85	92
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	480	523
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	255	279
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	150	160
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	65	71
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	135	144
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2040	120	130
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	110	120
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	65	69
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	270	287
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	55	60

Capital Group Fixed Income ETF Trust	134

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	USD 220	$238
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	55	59
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	60	66
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	15	16
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	40	44
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	220	230
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	270	281
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	160	167
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	175	180
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2052	45	47
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	340	351
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	80	83
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	110	116
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	20	21
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2028	1,325	1,385
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2029	2,075	2,201
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	110	122
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	105	116
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2038	100	108
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	220	235
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	215	234
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	535	587
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	35	38
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	15	16
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	55	59
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	75	78
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	220	229
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	50	52
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	315	331
City of Los Angeles, Housing Auth., Multi Family Housing Rev. Bonds (Clarendon Apartments), Series 2024-B, 6.00% 12/1/2062 (a)	250	244
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2043	430	483
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2055	2,810	3,007
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	135	141
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	120	124
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	105	107
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2025-A-1, 5.00% 7/1/2049	325	350
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (preref. 10/1/2028) (a)	1,255	1,326
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	90	93
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	170	172
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027 (a)	110	109
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	40	42
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	60	61
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	100	101
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	50	51
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	90	90
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	200	200
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.326% 11/20/2040 (b)	2,267	2,262
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.537% 2/20/2041 (b)	1,381	1,300
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	549	544
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.05% 7/20/2041	499	467

135	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.00% 11/1/2035 (a)	USD 250	$263
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	280	257
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	240	203
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 3.00% 2/1/2046	1,755	1,390
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	425	389
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	220	176
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	570	430
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 4.00% 10/1/2049	115	103
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029 (a)	45	45
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049 (a)	170	161
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (a)	120	110
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2029	250	259
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2043	250	254
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	750	691
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	55	55
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.25% 10/1/2044	120	126
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2032	630	631
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	195	195
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	50	51
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	55	53
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	55	47
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (a)	60	61
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (a)	220	212
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	250	263
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	235	239
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026)	1,975	1,975
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	2,405	2,431
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (a)	825	786
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (a)	790	664
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	1,420	1,034
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	2,020	1,374
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	80	78
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	390	303
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	90	68
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.923% 7/20/2039 (b)	2,615	2,552
Newport-Mesa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2017, 0% 8/1/2044	195	90
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 4.311% 7/1/2027 (b)	335	335
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.25% 8/15/2045	250	250
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	135	143
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	65	68
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	105	108
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	265	269
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	420	439
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	85	80
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	100	87
Palomar Health, GO Rev. Ref. Bonds, Series 2017, AGI, 5.00% 11/1/2028	50	50
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	1,220	1,186

Capital Group Fixed Income ETF Trust	136

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	USD 560	$561
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2036	3,620	3,620
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	1,335	1,329
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	305	273
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	280	232
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045 (a)	360	361
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	70	69
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039 (a)	1,000	1,001
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.20% 6/1/2044 (a)	500	501
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (a)	1,485	1,390
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	9,000	9,619
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	55	55
Rio Hondo Community College Dist., GO Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2024 Election, Series 2025-A, 5.00% 8/1/2050	5,380	5,777
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	415	427
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	655	658
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	490	504
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2019, 4.00% 9/1/2046	430	379
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	135	116
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	135	127
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	170	148
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	335	283
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	350	369
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	110	109
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	250	252
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	445	440
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,655	1,634
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,000	987
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), CAB, Series 2011-B, 0% 10/1/2039	465	282
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	225	230
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	445	454
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	415	431
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.177% 6/1/2034 (b)	525	517
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.25% 5/1/2045	700	767
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.50% 5/1/2056	750	809
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	235	210

137	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD 125	$107
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042 (a)	1,000	952
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (a)	175	151
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	7,435	7,953
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-E, 5.25% 11/1/2055	1,250	1,363
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2049	9,895	10,627
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	240	241
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (a)	100	90
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	765	666
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.25% 9/1/2038 (a)	140	150
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	70	75
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	105	111
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	85	89
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	85	85
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	70	70
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	360	278
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	315	264
San Marcos Unified School Dist., GO Rev. Ref. Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2055	150	162
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052 (a)	145	140
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	135	128
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (a)	120	119
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	15	15
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	15	15
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	25	24
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	55	53
Southern California Public Power Auth., Clean Energy II Project Rev. Bonds, Series 2026-A, 5.00% 11/1/2033	5,000	5,338
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	280	290
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	65	68
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	55	62
Statewide Communities Dev. Auth., Hotel Rev. Bonds (HR Ontario Hotel Project), Series 2026-A, 6.125% 9/2/2048 (a)	300	314
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.25% 9/2/2061 (a)	255	261
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 6.25% 9/2/2061 (a)	205	212
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	3,295	2,395
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051 (a)	300	300
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	590	590

Capital Group Fixed Income ETF Trust	138

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	USD 440	$440
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056 (a)	4,260	4,261
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 12/1/2058 (a)	1,000	1,012
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	300	300
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (a)	425	425
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	385	403
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	375	354
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-2, 7.00% 9/2/2054	135	131
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	40	40
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	485	549
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	600	726
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	300	286
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	2,945	3,194
Various Purpose GO Bonds, Series 2024, 5.25% 8/1/2044	945	1,064
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2039	1,000	1,129
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2045	125	138
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2056	5,000	5,390
		263,550
Colorado 6.19%
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2031	500	438
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	2,000	1,957
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. GO and Improvement Bonds, Series 2019, 5.25% 12/1/2048	500	500
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	3,237	3,043
County of Adams, Uplands Metropolitan Dist. No. 1, Limited Tax GO Cash Flow Bonds, Series 2023-B, 5.00% 9/15/2053 (a)	3,000	2,012
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.25% 12/1/2041	500	478
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.50% 12/1/2044 (a)	830	856
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2019, 5.00% 12/1/2051	295	280
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.375% 12/1/2052	6,800	5,839
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.75% 12/1/2054 (a)	2,510	2,555
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	2,171	1,767
County of Arapahoe, Sky Ranch Community Auth. Board Dist. No. 3, Limited Tax Supported Bonds, Series 2022-A, 5.75% 12/15/2052	750	764
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	185	191
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	445	453
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	838	740
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax Convertible GO Bonds, CAB, Series 2025-A-1, 0% 12/1/2055 (6.25% on 12/1/2027) (d)	3,000	2,856
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax GO Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027) (d)	1,901	1,620
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.75% on 12/1/2027) (d)	11,830	10,506
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	1,861	1,869
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	500	418
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	476	479

139	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	USD 3,273	$3,279
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	2,010	1,980
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	500	426
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	11,834	9,103
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible CAB, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027) (d)	818	687
Belleview Place Metropolitan Dist., GO Bonds, Series 2020-A-3, 5.00% 12/1/2050	575	567
Belleview Village Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020, 4.95% 12/1/2050	571	570
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 7.00% 12/1/2045	2,000	2,014
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	1,914	1,880
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051	500	422
City of Brighton, Ridgeline Vista Metropolitan Dist., GO Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060	1,256	1,220
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2024-B, 6.75% 12/15/2054 (e)	1,000	1,012
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, CAB, Series 2024-B, 0% 12/15/2054 (5.875% on 12/15/2026) (a)(d)	1,203	1,195
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	670	670
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	500	488
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	15	16
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	95	101
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2, 5.00% 12/1/2050	2,969	2,904
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	866	861
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	1,541	1,542
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	2,632	2,664
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.60% 12/1/2054 (a)	1,314	1,324
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	1,403	1,097
City of Commerce City, Second Creek Farm Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	500	485
City of Commerce City, Settler’s Crossing Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2020-A, 5.125% 12/1/2050 (a)	4,265	4,233
Conexus Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	500	511
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-A, 6.25% 12/1/2045	1,500	1,565
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-B, 8.75% 12/1/2055 (e)	1,250	1,255
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.125% 12/15/2054 (e)	1,000	993
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	305	280
City and County of Denver, Aviation Station North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2048	500	492
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049 (a)	1,109	1,085
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	2,012	2,013
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	65	47
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	4,020	4,024
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2040	600	646
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2041	560	603
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	260	217
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	1,810	1,814
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	670	672
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 5.125% 12/1/2050	730	736
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 6.00% 12/1/2055	295	318
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	700	547

Capital Group Fixed Income ETF Trust	140

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. GO Bonds, Series 2016, 5.25% 12/1/2040	USD 500	$500
County of Douglas, Hilltop Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	255	241
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	56	56
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	115	127
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2006-B, NATL, 0% 9/1/2037	425	243
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2038	320	201
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2039	300	179
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Improvement Bonds, Series 2025-A, 5.75% 12/1/2055	1,125	1,150
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.80% 4/1/2054 (a)	560	560
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	600	592
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	10	9
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	35	29
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	160	128
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	565	573
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	6,723	6,791
Ellston Park Metropolitan Dist., Limited Tax GO Bonds, Series 2025-A, 6.00% 12/1/2055 (a)	500	505
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	1,500	1,522
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2050	2,710	2,677
Fraser Housing Auth., Housing Facs. Rev. Bonds (St. Louis Landing Project), Series 2026, 6.125% 12/1/2065 (a)	5,260	5,431
Green Valley Ranch East Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.875% 12/1/2050	1,775	1,805
Green Valley Ranch East Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2025-A, CAB, 0% 12/1/2055 (6.50% on 12/1/2029) (d)	750	628
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	525	538
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	220	225
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	815	595
Health Facs. Auth., Rev. Bonds (Commonspirit Health), Series 2019-A-1, 4.00% 8/1/2044	650	624
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	4,465	3,924
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2050	600	611
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	1,310	1,323
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	335	337
Health Facs. Auth., Rev. Bonds (Frasier), Series 2025-A, 5.00% 5/15/2040	155	164
Health Facs. Auth., Rev. Bonds (Frasier), Series 2025-A, 5.25% 5/15/2048	675	696
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 4.25% 9/15/2038	15	15
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 5.00% 9/15/2048	1,250	1,251
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	310	311
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	1,760	1,810
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	445	436
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	265	269
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	115	117
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	255	258
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	190	191
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2029	255	260
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	1,000	1,017
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	290	281
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	675	597

141	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Hess Ranch Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A-1, 5.00% 12/1/2049	USD 4,500	$4,501
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	100	101
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	75	83
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	2,765	3,031
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	330	369
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-M, Class I, 6.25% 11/1/2055	1,270	1,407
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	882	878
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	800	765
Jefferson Center Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2026-A, 6.00% 12/1/2056 (a)	3,000	3,042
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (e)	1,000	1,004
Town of Johnstown, Granary Metropolitan Dist. No. 9, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.45% 12/1/2044 (a)	1,038	1,066
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	500	503
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	1,314	1,305
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 5.75% 12/1/2055 (a)	3,500	3,581
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 8.25% 12/15/2055 (a)(e)	1,000	1,000
County of La Plata, Three Springs Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050 (e)	1,000	1,002
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 5.625% 12/1/2055	500	511
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	840	845
Town of Lochbuie, Silver Peaks Metropolitan Dist. No. 3, GO Senior Bonds, Series 2020-A, 5.00% 12/1/2050	500	492
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	483
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	2,356	2,179
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	8,167	6,767
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	500	490
Mead Place Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2024, 0% 12/1/2054 (8.00% on 6/1/2029) (a)(d)	2,407	1,872
Mesa County Valley School Dist. No. 51 (Grand Junction), GO Bonds, Series 2025, 5.25% 12/1/2049	1,090	1,174
North Range Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-A-3, 5.25% 12/1/2050	500	505
Town of Parker, Belford North Metropolitan Dist., GO Limited Tax Bonds, Series 2020-A, 5.50% 12/1/2050	696	648
Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 12/1/2040 (a)	2,000	2,001
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	145	151
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038	100	121
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	110	111
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, 4.25% 12/1/2054	150	143
Sterling Ranch Community Auth. Board Dist. No. 2, Limited Tax Bonds, Series 2025-B, 6.875% 12/15/2055 (e)	565	573
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	413	432
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. Bonds, Series 2025-A-2, 6.25% 12/1/2055 (a)	884	907
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2051 (e)	1,472	1,038
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Bonds, Series 2022-B, 6.375% 12/15/2052 (e)	500	501
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Series 2022-B, 6.00% 12/15/2052 (e)	650	614
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Convertible CAB, Series 2022-A, 4.00% 12/1/2052	2,807	2,256
Tree Farm Metropolitan Dist., GO Limited Tax Bonds, Series 2021, 4.50% 12/1/2041 (a)	500	472
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 5.875% 10/1/2055 (a)	145	152
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 6.00% 10/1/2064 (a)	265	277
Water Valley Metropolitan Dist. No. 2, GO Rev. Ref. Bonds, Series 2016, 5.25% 12/1/2040	220	221
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051	3,215	2,690

Capital Group Fixed Income ETF Trust	142

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	USD 1,535	$1,258
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Convertible CAB, Series 2022-A-3-2, 0% 12/1/2051 (5.75% on 12/1/2027) (d)	740	560
Westwood Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2051	1,000	865
City of Wheat Ridge, Legacy Community Auth., Limited Tax Rev. Bonds, Series 2025-A, 6.75% 12/1/2055	2,250	2,326
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (a)(e)	500	500
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	1,091	993
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046 (a)(e)	500	475
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 4.125% 12/1/2051	600	444
		197,661
Connecticut 0.79%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044 (a)	460	483
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051 (a)	1,110	904
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	1,945	2,018
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-3, 4.40% 12/15/2031	305	307
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-2, 4.60% 12/15/2032	1,035	1,041
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 5.875% 12/15/2046	700	710
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 6.25% 12/15/2053	1,170	1,187
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 6.375% 12/15/2061	1,035	1,050
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053 (a)	180	176
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045 (a)	160	151
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	220	217
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	350	359
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	1,525	1,509
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	50	49
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	330	320
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	135	127
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	170	140
Health and Educational Facs. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2016-CT, 5.00% 12/1/2045	365	366
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	30	30
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	15	15
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	25	26
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	60	63
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2035	75	75
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2035	35	38
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036	155	148
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2036	25	25
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2036	30	32
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037	260	221
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/15/2037	90	90
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/15/2037	100	101

143	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	USD 120	$118
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2035	55	59
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2036	60	65
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	85	85
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	20	20
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	70	70
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	125	133
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	80	86
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	55	61
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026 (a)	115	115
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	1,375	1,376
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035 (a)	1,380	1,421
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	2,958	2,983
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	200	202
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	2,835	2,857
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	360	374
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	2,620	2,660
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	115	123
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.375% 10/1/2045	185	198
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.50% 10/1/2055	120	126
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.25% 10/1/2060	115	118
		25,228
Delaware 0.08%
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	600	607
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	460	462
Health Facs. Auth., Rev. Bonds (Christiana Care Health System), Series 2026, 5.25% 10/1/2051	500	535
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	805	878
		2,482
District of Columbia 0.16%
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	550	435
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	340	303
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2050	195	206
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2025-A, 5.25% 7/15/2055	695	737
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 10/1/2050	550	566
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	155	169
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	890	777
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	110	113
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2049	100	100
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2042	365	367
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-A, 5.00% 7/1/2048	370	370
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	470	471
Tax Increment Rev Bonds (Union Market Infrastructure Project), Series 2021-A, 4.25% 6/1/2046 (a)	660	574
		5,188

Capital Group Fixed Income ETF Trust	144

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 5.83%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	USD 225	$219
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	130	126
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	180	161
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	195	174
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049	310	279
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	265	239
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	240	242
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	785	786
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	610	608
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	355	355
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.00% 11/1/2042	1,975	1,856
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.125% 11/1/2051	1,000	859
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 5.55% 5/1/2045	1,125	1,151
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	260	250
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	165	172
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051 (a)	205	165
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056 (a)	170	133
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038 (a)	120	120
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039 (a)	140	128
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056 (a)	125	110
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	200	192
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	505	476
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037 (a)	600	601
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047 (a)	1,100	1,066
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037 (a)	165	165
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039 (a)	130	130
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047 (a)	340	331
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049 (a)	360	345
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052 (a)	195	184
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054 (a)	485	454
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	12,805	11,686
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), CAB, Series 2021-B, 0% 7/1/2061 (a)	30,540	2,828
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	615	535
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	485	469
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2044 (a)	175	174
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.00% 6/15/2043 (a)	140	145
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.25% 6/15/2053 (a)	390	399
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.375% 6/15/2058 (a)	1,435	1,469
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	325	320

145	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	USD 870	$803
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	830	754
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2053 (a)	145	137
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2058 (a)	190	177
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	65	66
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	350	361
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055 (a)	725	729
County of Clay, Sandridge Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021-A-1, 3.875% 5/1/2041	65	62
County of Clay, Sandridge Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021-A-1, 4.00% 5/1/2051	725	640
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Ave Maria National Project), Series 2021, 4.00% 5/1/2051	1,000	833
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 5.60% 5/1/2056	655	659
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	330	333
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2045	250	250
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	355	356
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	295	253
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042 (a)	100	99
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052 (a)	450	415
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056 (a)	230	212
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2059 (a)	335	323
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041 (a)	150	143
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051 (a)	120	106
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2033	85	86
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	675	682
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	110	104
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2042	220	221
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	320	320
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	125	125
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	265	226
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	640	638
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2055	500	496
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056	1,120	1,109
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.75% 6/15/2053 (a)	620	657
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055	120	95
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030 (a)	170	167
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	935	920
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050 (a)	450	410
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2055 (a)	250	259
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	260	273
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	505	526
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	1,180	974
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.00% 7/1/2041	280	206
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AGI, AMT, 5.00% 7/1/2044	1,600	1,586
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.25% 7/1/2047	3,000	2,205
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AGI, AMT, 5.25% 7/1/2053	6,225	6,172
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.50% 7/1/2053	1,425	1,047
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050 (a)	220	219
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055 (a)	220	215

Capital Group Fixed Income ETF Trust	146

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2036 (a)	USD 185	$180
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2041 (a)	150	138
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	6,905	7,011
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	2,230	2,248
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	2,175	2,240
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	8,935	8,361
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 4.50% 7/1/2032 (a)	1,100	1,104
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2026, AMT, 4.35% 4/1/2037 (put 4/2/2031)	5,650	5,694
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	700	710
Dev. Fin. Corp., Taxable Convertible Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2020-A, 6.00% 6/15/2050 (d)	630	633
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2031	1,500	1,589
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052	515	461
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2034	1,000	1,072
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2035	950	1,012
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2036	450	485
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2037	1,935	2,080
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/2040	225	225
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.375% 5/1/2050	250	237
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.00% 5/1/2052	160	140
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	130	130
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.875% 5/1/2039	160	155
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	40	41
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	70	70
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	85	87
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Keiser University Project), Series 2025, 6.25% 7/1/2055 (a)	900	919
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	110	106
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 3.50% 8/1/2055	2,115	1,655
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	395	348
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.60% 5/1/2044	190	200
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.875% 5/1/2055	285	294
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	45	49
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	160	173
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	65	71
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	145	160
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	270	296
Hyde Park Community Dev. Dist. 1, Special Assessment Bonds, Series 2022, 4.00% 5/1/2052	700	583
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 3.50% 5/1/2041	665	580
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 4.00% 5/1/2051	250	204
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 5.875% 5/1/2045	2,000	2,061
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 6.125% 5/1/2056	1,200	1,216
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 5.75% 5/1/2045	145	153
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 6.00% 5/1/2057	1,000	1,034
Lake Flores Community Dev. Dist., Special Assessment Bonds, Series 2026, 4.00% 5/1/2033	970	960
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	310	336

147	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	USD 885	$938
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lorraine Lakes Project), Series 2020, 3.875% 5/1/2051 (a)	650	543
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 4.00% 5/1/2050 (a)	250	216
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Star Farms at Lakewood Ranch Project - Phase 1/2), Series 2021, 3.00% 5/1/2041	210	179
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Sweetwater Project), Series 2021, 3.10% 5/1/2041	485	417
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Villages of Lakewood Ranch South Project), Series 2016, 5.125% 5/1/2046	1,000	1,000
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	300	322
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 4.00% 11/1/2040	75	72
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-2, 4.00% 11/1/2040	100	96
County of Lee, Industrial Dev. Auth., Healthcare Facs. Improvement Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point/Waterside Health Project), Series 2019, 5.00% 11/15/2049	250	252
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	205	199
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	775	742
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2044	280	298
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	360	363
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	570	584
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 4.50% 10/1/2036 (a)	460	464
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 5.75% 10/1/2050 (a)	285	293
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 6.00% 10/1/2061 (a)	125	129
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028	60	61
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	25	26
County of Lee, Portico Community Dev. Dist., Special Assessment Rev. Ref. and Improvement Bonds, Series 2020-1, 3.50% 5/1/2037	310	288
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	55	52
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	15	14
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036	110	98
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036	65	58
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	190	199
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.25% 6/15/2055 (a)	970	1,004
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.125% 6/15/2065 (a)	2,210	2,255
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.875% 10/1/2061	175	175
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Discovery Academy of Sucnce Pasco Project), Series 2026-A, 6.75% 6/1/2047 (a)	460	450
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Discovery Academy of Sucnce Pasco Project), Series 2026-A, 7.25% 6/1/2066 (a)	1,985	1,986
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.875% 11/15/2064 (a)	550	589

Capital Group Fixed Income ETF Trust	148

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
LTC Ranch West Residential Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area One Project), Series 2021-A, 3.45% 5/1/2041	USD 1,125	$984
LTC Ranch West Residential Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area One Project), Series 2021-A, 4.00% 5/1/2052	810	677
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	60	60
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	400	400
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	110	111
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	120	121
County of Manatee, Artisan Lakes East Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-1, 4.00% 5/1/2051	35	29
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.00% 5/1/2040	315	305
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.25% 5/1/2051	135	122
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	190	189
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2035	1,155	1,277
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	1,900	1,926
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2041	1,500	1,674
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2017, 5.00% 8/1/2047	410	412
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	330	299
County of Miami-Dade, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (CFC-MB I, LLC Collins Park Housing Project), Series 2023, AMT, 6.25% 1/1/2059 (a)	835	866
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 3.45% 11/1/2041 (put 11/2/2026)	975	977
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	2,940	2,817
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	2,725	2,385
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	1,000	749
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.00% 5/1/2034	545	546
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.20% 5/1/2039	110	109
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.55% 5/1/2044	385	385
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.75% 5/1/2055	460	435
Mirada II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 3.50% 5/1/2041	490	424
Mirada II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 4.00% 5/1/2051	150	126
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-1, 5.75% 5/1/2036	195	195
Northlake Stewardship Dist., Special Assessment Bonds (Pod A - Assessment Area Two), Series 2026, 5.30% 5/1/2046	750	755
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	475	475
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	995	957
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	735	660
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2024, 5.00% 8/1/2054	1,170	1,175
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	325	343
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 5.75% 11/1/2047	500	507
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	655	657
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	140	141
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-B, 5.00% 11/15/2055	3,640	3,675

149	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2036	USD 115	$115
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	30	30
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	100	103
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.125% 5/15/2046	150	153
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.50% 5/15/2051	440	450
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053	135	130
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-C, 7.625% 5/15/2058	240	268
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.625% 5/15/2061	530	540
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	400	384
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037	190	190
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2022, 5.125% 5/1/2051	500	494
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	180	180
Palmetto Ridge Community Dev. Dist., Special Assessment Bonds (Assessment Area Two Project), Series 2026, 4.45% 5/1/2036	1,075	1,079
Parrish Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.50% 5/1/2041	500	445
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	70	76
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046 (a)	325	260
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056 (a)	455	390
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	180	183
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	340	344
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	330	333
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2055	430	418
County of Polk, Westside Haines City Community Dev. Dist., Special Assessment Bonds (Assessment Area One Project), Series 2021, 3.25% 5/1/2041	625	547
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2030	140	140
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2035	530	515
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	40	39
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	285	285
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	85	85
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	380	365
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	420	420
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	710	606
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	1,735	1,446
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2021, 4.00% 5/1/2052	65	53
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 5.65% 5/1/2056	250	253
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	220	220
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	155	149
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2019-A-2, 4.25% 5/1/2037	250	251
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	1,140	992
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-C, 3.40% 5/1/2040	400	351
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	515	437
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	110	106
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	105	96
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	520	440

Capital Group Fixed Income ETF Trust	150

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	USD 185	$148
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	185	185
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	235	236
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	485	486
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	405	401
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	745	703
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	135	135
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	20	20
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	15	15
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051	225	167
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	220	216
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	370	374
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	145	145
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	175	175
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	535	484
Trout Creek Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2022, 5.50% 5/1/2052	1,005	1,021
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 3.25% 5/1/2041	425	366
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 4.00% 5/1/2052	165	137
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	115	117
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	150	148
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	340	323
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.50% 1/1/2055 (a)	280	282
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.625% 1/1/2060 (a)	1,085	1,097
Verano #3 Community Dev. Dist., Special Assessment Bonds (Phase 1 Assessment Area), Series 2021, 3.375% 5/1/2041	545	480
Village Community Dev. Dist. No. 14, Special Assessment Rev. Bonds, Series 2022, 5.50% 5/1/2053	2,940	2,999
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 5.125% 5/1/2056	950	957
Wellness Ridge Community Dev. Dist., Special Assessment Bonds (Assessment Area Two), Series 2024, 5.20% 6/15/2055 (a)	1,000	1,002
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	130	126
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.375% 5/1/2050	245	224
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.25% 5/1/2040 (a)	1,190	1,068
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	290	245
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050	2,490	2,028
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.50% 5/1/2051 (a)	420	333
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	855	645
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 4.85% 5/1/2038 (a)	990	1,028
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	120	120
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	515	521
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	3,215	3,126

151	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	USD 290	$290
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	215	213
Woodlands Section 9 Community Dev. Dist., Special Assessment Bonds, Series 2026, 5.70% 5/1/2046	1,500	1,526
		186,232
Georgia 1.13%
City of Atlanta, Airport General Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2047	1,000	1,019
City of Atlanta, Airport General Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	2,450	2,586
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.25% 7/1/2050	1,430	1,505
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	190	187
City of Atlanta, Dev. Auth. Rev. Bonds (Gulch Enterprise Zone Project), CAB, Series 2024-A-1, 0% 12/15/2048 (6.50% on 6/15/2028) (a)(d)	380	351
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039 (a)	520	536
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	535	482
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	2,645	2,216
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	1,170	764
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	755	741
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.40% 6/15/2053 (a)	200	202
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.375% 6/15/2058 (a)	140	140
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2055 (a)	190	198
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2064 (a)	445	461
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033	70	71
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033 (preref. 7/15/2027)	45	46
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	140	138
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	105	99
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	105	94
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	120	100
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2038	105	112
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2039	100	107
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2040	80	85
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	650	665
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.00% 7/1/2041 (a)	300	306
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.25% 7/1/2046 (a)	350	354
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.625% 7/1/2056 (a)	1,430	1,443
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.75% 7/1/2066 (a)	1,545	1,557
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	200	200
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	135	127
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031 (a)	215	209

Capital Group Fixed Income ETF Trust	152

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036 (a)	USD 260	$265
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037 (a)	135	136
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047 (a)	250	251
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052 (a)	350	351
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	110	111
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	165	173
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	90	92
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	4,140	4,157
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	540	570
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	1,000	1,068
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	925	989
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	1,350	1,452
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	715	773
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	360	379
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	955	955
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2029	165	173
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2030	165	176
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	35	33
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	2,000	2,008
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2034	1,300	1,360
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	300	278
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2026-A, 5.00% 4/1/2036	305	346
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044	350	347
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	2,670	2,673
		36,217
Guam 0.30%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	25	27
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	25	27
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	60	64
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	140	148
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	50	53
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	560	598
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	2,455	2,452
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	500	545
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	45	49
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2039	110	120
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 4.00% 11/15/2039	115	108
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	1,940	1,897
Dept. of Education, Certs. of Part. (John F. Kennedy High School Rev. Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	90	90
Dept. of Education, Certs. of Part. (John F. Kennedy High School Rev. Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	665	671
Guam Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2025-A, 5.50% 7/1/2043	75	82
Guam Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2025-A, 5.25% 7/1/2050	450	467
Guam Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2024-B, 5.00% 7/1/2028	860	892
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	50	52
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	85	90
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	320	336
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	365	381
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	180	180
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	50	51
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	45	46
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	110	118
		9,544

153	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii 0.48%
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2043	USD 195	$210
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2045	175	185
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 7/1/2051	240	245
Airports System Rev. Bonds, Series 2025-A, AMT, 5.25% 7/1/2051	3,440	3,613
Airports System Rev. Bonds, Series 2025-A, AMT, 5.50% 7/1/2054	420	451
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	7,280	7,231
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	2,345	2,078
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds, Series 2023, 7.25% 5/15/2052 (a)	750	767
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	410	371
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.25% 7/1/2054	170	181
		15,332
Idaho 0.27%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	270	270
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	800	800
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	165	166
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 3.80% 10/1/2031	860	862
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.00% 10/1/2033	170	171
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.25% 10/1/2039	200	200
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.50% 10/1/2050	855	784
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	310	278
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040 (a)	200	200
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049 (a)	235	237
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054 (a)	330	296
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	610	583
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	1,130	1,222
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	1,985	2,173
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2025-C, 6.25% 1/1/2056	200	225
		8,467
Illinois 5.62%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	220	223
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	465	470
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2024-C, 5.00% 6/15/2040	250	271
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	1,600	1,619
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034	170	173
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2026	280	282
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	2,000	2,130
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	450	460
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	1,000	1,032
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	435	441
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	510	515
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-B, 5.00% 12/1/2036	1,395	1,410
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	365	367
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	245	245
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	2,725	2,717
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,020	1,017
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	3,790	3,761
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	1,655	1,570
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	865	869
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	6,200	6,347
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	340	352
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	4,795	4,886
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	3,265	3,468

Capital Group Fixed Income ETF Trust	154

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 1999-A, NATL, 5.50% 12/1/2026	USD 515	$518
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	250	257
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	250	261
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	365	379
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2032	475	509
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 5.00% 12/1/2034	110	110
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	490	464
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	220	208
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	120	121
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	2,835	2,843
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	500	499
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	2,715	2,455
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	460	412
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	1,310	1,418
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	2,195	2,258
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	2,430	2,150
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	1,815	1,957
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	1,165	1,248
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	5,040	5,146
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	770	732
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	985	811
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	1,080	993
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2028	270	275
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	30	31
City of Chicago, GO Bonds, Series 2023-A, 5.00% 1/1/2034	1,185	1,229
City of Chicago, GO Bonds, Series 2021-A, 4.00% 1/1/2035	1,250	1,215
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2037 (a)	25	24
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	2,237	2,100
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	805	756
City of Chicago, GO Bonds, Series 2025-B, 5.50% 1/1/2041	95	100
City of Chicago, GO Bonds, Series 2024-A, 5.00% 1/1/2042	1,000	1,008
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	115	126
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2044 (a)	493	429
City of Chicago, GO Bonds, Series 2019-A, 5.00% 1/1/2044	1,530	1,530
City of Chicago, GO Bonds, Series 2024-A, 5.25% 1/1/2045	2,835	2,856
City of Chicago, GO Bonds, Series 2025-E, 6.00% 1/1/2045	110	119
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2049 (a)	333	266
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	1,220	1,286
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	570	554
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	2,000	2,065
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039	500	523

155	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040	USD 300	$313
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041	100	103
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	250	246
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	270	228
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	655	659
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2028	240	245
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2028	115	119
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2041	110	112
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, 5.50% 1/1/2055	3,490	3,671
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2026-A, 5.25% 1/1/2056	3,000	3,173
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, BAM, 5.00% 1/1/2060	1,525	1,533
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2026-A, 5.25% 1/1/2061	1,000	1,046
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2032	1,435	1,568
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	2,715	2,721
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	8,990	8,744
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2029	590	522
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	775	685
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	1,125	917
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	920	750
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.50% 12/1/2056	210	224
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2059	1,035	1,056
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	100	91
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	2,395	2,400
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	330	290
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	1,035	1,052
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2049	490	510
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 1/1/2037	2,000	2,016
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	1,000	1,050
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	205	213
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	50	44
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	110	111
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	75	76
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	195	222
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	520	524
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	361	361
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	225	227
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	615	609
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2032	10	11
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	25	22
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2033	15	16
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	35	35
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.25% 7/1/2046	835	839
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2047	210	210
Fin. Auth., Rev. Bonds (Ascension Health Alliance), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	25	25
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2036 (preref. 2/15/2027)	25	25
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	390	393

Capital Group Fixed Income ETF Trust	156

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	USD 115	$115
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	415	420
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	415	332
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	135	134
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	280	200
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	390	393
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	250	252
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	165	166
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	180	181
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	260	260
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2040	95	91
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	400	339
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034 (preref. 2/15/2027)	30	30
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	10	10
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	190	189
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	205	199
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	150	117
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.125% 11/1/2046	275	280
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2050	360	366
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2055	565	569
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	20	22
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	110	112
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	115	114
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	205	202
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	125	115
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	335	322
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	35	29
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	895	825
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	120	113
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	120	109
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	90	89
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	550	485
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	285	286
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	565	565
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2025, 5.00% 8/15/2041	670	726
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	405	404
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2037	865	822
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2044	125	109
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	630	631
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	1,705	1,864
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	575	553
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2050	485	458
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	234	234
GO Bonds, Series 2018-A, 5.00% 5/1/2032	2,335	2,415
GO Bonds, Series 2021-B, 4.00% 1/1/2035 (a)	37	36
GO Bonds, Series 2016, 4.00% 6/1/2036	250	250
GO Bonds, Series 2021-B, 4.00% 12/1/2039	2,860	2,808
GO Bonds, Series 2019-C, 4.00% 11/1/2040	500	486
GO Bonds, Series 2021-B, 3.00% 12/1/2040	760	644
GO Bonds, Series 2021-B, 3.00% 12/1/2041	705	586
GO Bonds, Series 2022-A, 5.50% 3/1/2042	290	313
GO Bonds, Series 2019-C, 4.00% 11/1/2042	225	216
GO Bonds, Series 2019-C, 4.00% 11/1/2044	205	194
GO Bonds, Series 2024-B, 5.25% 5/1/2045	500	529
GO Bonds, Series 2020-C, 4.25% 10/1/2045	60	58
GO Bonds, Series 2025-F, 5.25% 9/1/2046	1,000	1,052
GO Bonds, Series 2024-B, 5.25% 5/1/2047	85	89
GO Bonds, Series 2024-B, 5.25% 5/1/2048	125	130
GO Bonds, Series 2024-B, 5.25% 5/1/2049	110	114

157	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
GO Bonds, Series 2026-C, 5.50% 4/1/2051	USD 1,145	$1,221
GO Rev. Ref. Bonds, Series 2016, AGI, 4.00% 2/1/2030	5	5
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	5	5
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	330	326
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	15	15
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	60	60
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	205	203
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	245	245
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	2,755	3,051
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	460	496
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	170	185
Housing Dev. Auth., Rev. Bonds, Series 2025-G, 6.25% 4/1/2056	510	577
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	475	527
Housing Dev. Auth., Rev. Social Bonds, Series 2025-A, 6.25% 10/1/2055	495	555
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2031	85	88
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2035	90	93
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 1994, BAM, 0% 6/15/2028	110	104
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	15	13
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	335	221
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	260	245
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	755	606
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	390	306
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2033	1,200	924
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	110	83
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	1,660	1,226
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	125	88
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2036	250	173
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2038	580	365
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2039	420	246
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2012-B, 0% 12/15/2051	735	217
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2015-A, AGI, 0% 12/15/2052	225	65
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	1,375	1,426
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053	220	220
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2012-B, AGI, 0% 12/15/2051	860	264
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	95	95
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	2,055	2,006
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	255	233
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	1,380	1,231
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	4,795	4,840
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	1,245	1,099

Capital Group Fixed Income ETF Trust	158

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	USD 130	$132
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	2,240	2,246
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	865	721
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2036	1,000	675
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2037	150	99
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	255	164
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2039	395	235
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2039	195	113
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2040	180	101
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2040	645	354
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2041	185	97
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2043	815	406
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	880	414
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2046	220	91
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2012-B, BAM, 0% 12/15/2051	1,600	490
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	4,615	1,206
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	3,800	895
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, 0% 12/15/2056	245	55
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Bonds, Series 2021, BAM, 4.00% 10/1/2043	60	56
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2033	350	368
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2035	125	126
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2036	255	256
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2037	195	195
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	280	278
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2039	295	291
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	45	44
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	270	264
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	370	354
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	40	39
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2038	220	220
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	195	217
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, CAB, Series 1999-A, NATL, 0% 4/1/2029	155	138
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	110	113

159	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	USD 220	$229
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	665	679
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2031	285	291
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	155	158
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	161	161
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.125% 3/1/2027	125	125
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2034	548	549
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	165	164
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2032	470	471
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	860	860
		179,718
Indiana 1.10%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	225	213
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	395	337
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029	220	203
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039	1,735	1,934
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	805	807
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	220	220
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	315	347
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-3, 5.00% 10/1/2059 (put 10/1/2033)	180	200
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	220	198
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	4,645	4,034
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	720	769
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	1,490	1,534
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	3,530	3,471
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	725	749
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	1,080	1,040
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	405	398
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	140	153
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	265	272
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	265	270
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	2,275	2,310
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	1,000	1,002
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	500	501
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	1,670	1,657
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	580	538
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	1,580	1,315
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	1,535	1,492
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	1,075	1,052
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	25	25
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	50	49
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2028	145	149
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2029	90	93
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	40	42
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	40	42
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	35	34
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	125	129
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.875% 1/1/2044 (a)	285	295
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 5.00% 1/1/2054 (a)	1,945	1,956

Capital Group Fixed Income ETF Trust	160

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	USD 765	$793
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	3,670	2,684
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	1,640	1,672
		34,979
Iowa 0.65%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Alcoa, Inc. Project), Series 2012, 4.75% 8/1/2042	1,335	1,335
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	1,050	1,188
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2049	365	358
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-B, 7.50% 5/15/2053	410	456
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	160	153
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.125% 5/15/2059	680	658
Fin. Auth., Rev. Bonds (Wesley Retirement Services, Inc.), Series 2025-BC, 6.00% 12/1/2055	3,380	3,457
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	15	15
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	110	111
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	125	125
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	85	84
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-D, 4.00% 7/1/2052	450	456
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2035	2,200	2,348
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	245	246
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	20	21
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2031	70	75
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2032	65	69
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2033	100	107
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2034	115	123
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	130	127
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	1,630	1,351
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	200	202
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	500	482
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	46,280	6,981
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	440	312
		20,840
Kansas 0.65%
Dev. Fin. Auth., Rev. Bonds (University of Kansas Projects), Series 2026-A, 5.00% 5/1/2038	3,500	3,909
City of Hitchinson, Health Care Facs. Rev. Ref. Bonds (Wesley Towers, Inc.), Series 2016-A, 4.00% 11/1/2031	30	28
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	85	86
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	135	137
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	150	152
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2032	30	30
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	760	765
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	460	461
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028	35	35
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	535	523
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	825	729
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 3.60% 6/1/2047	240	194
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	695	574
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-A, 5.50% 6/1/2055	325	333
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-A, 5.50% 6/1/2060	1,070	1,088
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034 (a)	290	304
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2026-A, 5.50% 3/1/2054	750	812
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments), Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	360	361

161	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kansas (continued)
Unified Government of Wyandotte County, Community Improvement Dist. Sales Tax Rev. Bonds (Homefield Project), Series 2024-A, 5.25% 3/1/2046 (a)	USD 630	$627
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	200	200
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.00% 3/1/2036 (a)	355	352
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.75% 3/1/2041 (a)	870	865
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 5.50% 3/1/2046 (a)	1,680	1,701
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 1 and 2A), Series 2015-A, 5.75% 9/1/2032	590	572
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	2,775	2,825
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039 (a)	2,940	3,029
		20,692
Kentucky 1.18%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	100	106
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	110	110
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	40	39
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	85	84
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	445	398
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	220	187
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2026	515	511
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	400	386
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035	65	65
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045	510	489
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050	170	156
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	430	436
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	665	671
Econ. Dev. Fin. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2044	550	563
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	1,400	1,408
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042 (a)	440	445
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,130	1,144
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052 (a)	5,740	5,599
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052 (a)	2,165	2,112
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2034	220	228
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2035	250	258
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-B-1, AMT, 5.00% 6/1/2036	425	433
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2023-A-1, AMT, 4.00% 6/1/2037	910	890
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	360	367
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	160	176
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	100	108
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	105	114
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM, 4.00% 11/1/2041	85	86
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	280	281
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,220	1,225
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	50	42

Capital Group Fixed Income ETF Trust	162

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	USD 705	$689
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	130	113
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2035	165	166
City of Pikeville, Educational Facs. Rev. Bond Anticipation Notes (University of Pikeville - College of Dental Medicine), Series 2026, 3.80% 8/1/2028	895	895
Public Energy Auth., Gas Supply Rev. Bonds, Series 2026-A, 5.00% 6/1/2034	10,175	10,584
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	175	178
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	115	121
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	4,000	4,218
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	900	964
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	450	476
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	90	85
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	205	186
		37,792
Louisiana 1.04%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	80	88
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	140	141
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	1,635	1,591
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 4.25% 11/15/2030 (a)	100	101
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	195	203
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	6,565	5,722
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2039	115	117
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	1,895	1,862
City of New Orleans, Public Improvement Bonds, Series 2026-A, 5.50% 12/1/2051	525	557
City of New Orleans, Public Improvement Bonds, Series 2026-A, 5.75% 12/1/2055	535	577
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	85	85
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	3,040	3,050
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	590	590
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	115	115
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 5.25% 7/1/2055	665	701
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 4.75% 7/1/2065	2,000	2,017
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041 (a)	305	261
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051 (a)	295	221
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051 (a)	205	154
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056 (a)	245	178
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056 (a)	140	101
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057 (a)	1,385	1,048
Public Facs. Auth., Rev. Bonds, (I-10 Calcasieu River Bridge Public-Private Partnership Project), Series 2024, AMT, 5.50% 9/1/2059	110	113
Public Facs. Auth., Rev. Bonds, (I-10 Calcasieu River Bridge Public-Private Partnership Project), Series 2024, AMT, 5.75% 9/1/2064	785	819
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2045 (a)	420	441
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.15% 6/15/2055 (a)	4,410	4,552
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2059 (a)	545	554
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	155	159

163	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043 (a)	USD 415	$415
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2020-A, 3.00% 5/15/2047	200	152
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.375% 5/1/2053 (put 10/2/2028) (a)	1,740	1,755
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	1,080	1,138
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	155	164
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030) (a)	450	495
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040 (a)	1,000	1,085
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040 (a)	215	233
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-B, 6.10% 12/1/2040 (put 6/1/2030) (a)	450	496
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	670	680
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)	355	355
		33,086
Maine 0.08%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	285	302
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	840	878
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	10	10
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	15	15
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	15	15
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	15	16
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	25	26
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.125% 12/1/2041	135	136
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2043	125	126
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2044	140	141
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2045	110	111
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2046	90	90
Housing Auth., Mortgage Purchase Bonds, Series 2026-A, 6.00% 11/15/2056	630	696
		2,562
Maryland 0.54%
City of Baltimore, Stadium Auth., Build To Learn Rev. Bonds, Series 2024, 5.00% 6/1/2054	210	218
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	445	396
Mayor and City Council of Baltimore, Special Obligation Bonds (City-Wide Affordable Housing Program), Series 2025, 5.00% 6/1/2045 (a)	825	841
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	1,215	1,227
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds (Harbor Point Project), Series 2019-B, 3.375% 6/1/2029 (a)	235	234
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	455	457
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	190	192
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	85	85
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	315	321
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	25	25
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	230	227
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-E, 6.25% 3/1/2054	100	108

Capital Group Fixed Income ETF Trust	164

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2024-C, 6.25% 9/1/2055	USD 755	$838
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	80	82
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	140	141
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	205	212
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	110	114
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	1,815	1,963
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036	390	390
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	850	841
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	50	47
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	165	141
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, 5.00% 7/1/2045	220	234
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, AGI, 5.00% 7/1/2060	235	239
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	110	110
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050 (a)	158	143
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043 (a)	265	269
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	2,060	2,068
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	370	379
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	250	252
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	100	91
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	110	96
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2034	140	147
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.50% 6/1/2047	280	281
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 4/1/2044	57	57
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039 (a)	550	550
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047 (a)	1,180	1,143
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039 (a)	235	236
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048 (a)	635	613
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	215	215
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	205	199
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	205	198
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2053	570	548
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2054	160	153
		17,321
Massachusetts 0.84%
Dev. Fin. Agcy., Rev. Bonds (Boston College Issue), Series 2025-W, 5.00% 7/1/2055	4,760	5,009
Dev. Fin. Agcy., Rev. Bonds (Brown University Health Obligated Group Issue), Series 2025-A, 5.50% 8/15/2050	250	267
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2051	3,000	3,264
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2056	1,530	1,646
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 4.00% 2/15/2036	2,015	2,187
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028 (a)	105	108
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033 (a)	440	454
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	470	483
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	755	766
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2055	220	230
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2060	145	151
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2065	380	393
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 6.00% 7/1/2050	1,285	1,371
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 5.25% 7/1/2055	600	599
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	195	195
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	1,295	1,296

165	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	USD 490	$490
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series 2025-B, 4.00% 10/1/2048	525	495
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047 (a)	275	276
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge on the Charles, Inc. Issue), Series 20, 5.00% 10/1/2057 (a)	525	522
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2039	30	30
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2027	605	607
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	115	116
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	385	371
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	175	177
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	100	107
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	210	174
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	340	335
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-D, AMT, 5.00% 7/1/2054	2,080	2,022
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2025-B, AMT, 5.50% 7/1/2055	115	116
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue N, Series 2026-B, AMT, 5.25% 7/1/2056	1,620	1,637
GO Bonds, Consolidated Loan, Series 2021-D, 5.00% 9/1/2050	500	519
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, FHA, 2.75% 12/1/2034	40	37
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2022-A, 5.00% 6/1/2050	330	343
		26,793
Michigan 1.31%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	235	254
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.248% 7/1/2032 (b)	800	799
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2028	25	26
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2029	50	51
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	50	51
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2031	1,365	1,404
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2031	110	117
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2032	350	360
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2033	50	51
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2034	140	144
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2036	170	174
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2037	100	102
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2038	140	143
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2039	395	414
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	140	139
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	35	34
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	45	44
City of Detroit, Unlimited Tax GO Bonds, Series 2023-C, 6.00% 5/1/2043	50	56
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,330	1,365
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	1,880	1,909
City of Detroit, Unlimited Tax GO Bonds, Series 2020, 5.50% 4/1/2050	135	139
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045	100	99
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	440	430
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A-MI, 3.00% 12/1/2049	140	104
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	1,165	1,171
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	540	500
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	305	290
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2028	25	25
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	315	315
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	285	285
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	665	677
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	1,165	1,174
City of Grand Rapids Econ. Dev. Corp., Rev. Bonds (Beacon Hill at Eastgate Project), Series 2025-A, 6.125% 11/1/2060	4,000	4,068
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027	135	135
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	115	116
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037	1,300	1,302
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2043	1,715	1,906
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2044	1,650	1,822

Capital Group Fixed Income ETF Trust	166

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2045	USD 1,145	$1,252
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2046	350	379
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	440	440
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	1,025	685
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	125	123
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	225	223
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	520	556
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	485	524
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	210	229
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2026-A, 6.00% 12/1/2056	5,625	6,232
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.25% 8/15/2061 (a)	435	450
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	95	103
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	65	70
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	140	145
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	1,790	1,794
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2041	250	253
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	885	810
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	265	237
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	435	459
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	130	133
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2049	250	243
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	300	300
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	1,820	1,822
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029	85	88
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	1,380	1,390
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	255	260
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	360	363
		41,758
Minnesota 0.30%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	55	46
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	100	80
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	50	50
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	1,075	1,002
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	1,950	1,876
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	20	18
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	10	10
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2024-G, 6.50% 7/1/2054	2,195	2,387
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	190	213

167	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 4.00% 11/15/2043	USD 2,615	$2,633
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052 (a)	190	184
City of St. Paul Park, Senior Housing Rev. Ref. Bonds (Presbyterian Homes - Norris Square Project), Series 2026, 5.50% 6/1/2062	1,000	1,004
		9,503
Mississippi 0.19%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	1,950	1,335
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027) (a)	1,410	1,426
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036 (a)	210	193
Home Corp., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2044	70	70
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	1,275	1,280
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Corp.), Series 2016-A, 5.00% 9/1/2041	775	778
County of Lowndes, Solid Waste Disposal and Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2022, 2.65% 4/1/2037 (put 4/1/2027)	785	783
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 4.00% 9/1/2032	155	160
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	185	194
		6,219
Missouri 0.98%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/1/2036	170	172
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	280	280
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 4.00% 3/1/2041	125	124
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 3.00% 3/1/2046	640	528
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	390	391
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2036	500	483
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040	285	285
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	450	416
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045	230	230
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2048	1,045	1,045
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	440	405
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	145	145
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2033	95	96
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	195	196
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	275	275
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	300	306
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042	170	160
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	1,435	1,355
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	1,035	1,052

Capital Group Fixed Income ETF Trust	168

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	USD 270	$270
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	4,420	3,907
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2024-A, 5.25% 2/1/2048	1,070	1,098
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	90	89
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053	3,480	3,812
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	110	123
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	275	294
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	665	725
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	685	755
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	1,395	1,540
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	290	315
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	530	579
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	1,335	1,490
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	125	119
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	1,070	1,090
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	575	595
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.625% 8/15/2054	60	62
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.75% 8/15/2059	55	57
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	55	51
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	505	415
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	840	620
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2045	220	228
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	110	113
County of Phelps, Hospital Rev. Bonds (Phelps Health), Series 2025, 6.00% 12/1/2055	165	176
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2049	580	573
City of Poplar Bluff, Tax Increment Rev. Ref. Bonds (Eight Points Redev. Project), Series 2026-A, 4.50% 11/1/2035	500	503
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	200	194
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	105	96
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2026	95	95
City of St. Louis, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Union Station Phase 2 Redev. Project), Series 2024-A, 4.875% 6/15/2034	90	92
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	110	110
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	155	155
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	225	211

169	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	USD 615	$617
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	145	145
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	1,580	1,584
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	160	160
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	335	336
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	40	38
		31,376
Montana 0.21%
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-3, 4.10% 11/15/2031	150	151
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-2, 4.35% 11/15/2032	235	236
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-A, 5.50% 11/15/2046	1,250	1,254
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-A, 6.125% 11/15/2056	960	975
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-A, 6.125% 11/15/2061	805	815
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	2,055	2,103
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	665	677
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	45	48
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	55	59
City of Kalispell, Housing and Healthcare Facs. Rev. Bonds (Immanuel Lutheran Corp. Project), Series 2017-A, 5.25% 5/15/2047	415	399
		6,717
Nebraska 0.03%
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2038	135	134
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	160	160
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	215	227
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	285	314
		835
Nevada 0.47%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047	420	399
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	155	155
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045 (a)	100	98
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048 (a)	210	198
Dept. of Business and Industry, Senior Secured Bonds (Brightline West Passenger Rail), Series 2025-B, AMT, 12.00% 1/1/2065 (put 11/2/2026) (a)	2,000	1,310
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	645	594
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 3.00% 9/1/2036	70	63
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 3.50% 9/1/2045	170	141
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 4.00% 9/1/2051	115	99
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	135	135
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2030	25	24
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2031	20	19
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.75% 6/1/2032	60	58
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.00% 6/1/2040	55	52

Capital Group Fixed Income ETF Trust	170

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	USD 655	$575
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	25	23
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	185	167
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 4.50% 6/1/2036	280	278
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 4.50% 6/1/2037	150	148
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 5.00% 6/1/2041	325	327
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	70	70
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	160	160
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	230	230
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	30	30
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	30	30
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	135	134
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	115	115
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	145	144
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047	465	447
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	25	25
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	20	20
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	45	44
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	40	38
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	45	43
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	60	57
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	105	99
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	65	63
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	165	145
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	125	127
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 5.00% 12/1/2049	455	459
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	55	50
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	95	81
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	645	527
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	170	133
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	210	152

171	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.75% 6/1/2043	USD 200	$216
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2048	40	43
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	80	85
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.75% 12/1/2033	60	62
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2044	205	212
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	140	141
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2054	370	371
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.50% 6/1/2035	150	153
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 5.25% 6/1/2045	600	628
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 5.50% 6/1/2055	925	954
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	25	25
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	45	45
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	10	10
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	35	35
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	50	50
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	25	25
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	35	35
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	75	75
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	145	146
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	320	321
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	400	389
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037 (a)	80	84
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042 (a)	120	126
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052 (a)	205	212
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, AGI, 4.125% 6/1/2058	150	140
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.25% 6/1/2032 (a)	65	66
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.375% 6/1/2034 (a)	70	71
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.50% 6/1/2036 (a)	75	76
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2041 (a)	40	42
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.25% 6/1/2054 (a)	650	657
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2027	20	20
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2028	20	20
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2029	25	26

Capital Group Fixed Income ETF Trust	172

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2031	USD 25	$26
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2032	15	16
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2033	100	105
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2034	100	105
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.125% 6/1/2054	115	116
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 4.125% 3/1/2036 (put 10/1/2029)	335	341
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 4.125% 3/1/2036 (put 10/1/2029)	445	453
		15,009
New Hampshire 2.66%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (a)	310	303
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	125	124
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	220	230
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	485	524
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	125	125
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	165	178
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	370	400
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	1,485	1,611
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	175	143
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	1,585	1,178
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	465	473
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-B, 6.343% 10/15/2034 (a)	315	321
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	1,105	1,133
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	5,856	5,956
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	4,471	4,557
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.691% 10/1/2036 (b)(c)	6,520	253
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	4,831	4,809
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	3,071	2,982
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	2,763	2,654
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.182% 11/20/2039 (b)	123	123
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.923% 7/20/2040 (b)	3,122	2,828
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.166% 1/20/2041 (b)	4,650	4,579
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.166% 1/20/2041 (b)	292	285
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.946% 2/20/2041 (b)	4,410	4,588
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	2,997	3,012
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.25% 7/20/2041	9,493	9,319
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.25% 7/20/2041	949	891
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.182% 5/20/2042 (b)	2,047	1,852
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-2, 4.40% 2/20/2043 (put 4/1/2036)	660	650
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-1, 4.42% 2/20/2043 (put 4/1/2036)	7,676	7,817
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.162% 10/1/2051 (b)	1,641	1,622
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027 (a)	100	99
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	250	229
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040) (a)	1,455	1,207
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040) (a)	760	628
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	660	675
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	180	191
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	495	500
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	800	842
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	1,020	969

173	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	USD 1,275	$1,083
National Fin. Auth., Special Rev. Bonds (Aldeana, Azalea and Serenada Projects), CAB, Series 2026, 0% 12/1/2040 (a)	4,500	1,632
National Fin. Auth., Special Rev. Bonds (Astro Sunterra Projects), CAB, Series 2026, 0% 12/15/2034 (a)	2,460	1,434
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	3,332	3,332
National Fin. Auth., Special Rev. Bonds (Lackland Projects, Special Fncg. Dists. in Fort Bend and Parker Counties), CAB, Series 2025-A, 0% 2/1/2035 (a)	1,969	1,139
National Fin. Auth., Special Rev. Bonds (River Ranch Project), CAB, Series 2025, 0% 12/1/2031 (a)	3,165	2,309
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	2,065	2,114
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	1,170	1,221
		85,124
New Jersey 1.12%
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052 (a)	220	216
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062 (a)	505	486
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037	810	810
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	80	80
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 7/1/2027	85	87
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	2,625	2,628
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052	435	435
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	495	484
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 1/1/2049	225	219
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	305	309
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	815	816
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	375	375
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034 (preref. 6/15/2027)	165	169
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035 (preref. 6/15/2027)	140	143
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043	205	212
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)	120	127
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	2,685	2,689
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	765	766
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	380	381
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027	305	306
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	275	276
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	275	262
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2036	515	515
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2041	345	345
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	930	906
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	920	934
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 5.50% 12/1/2055	615	634
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	20	20
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	815	811
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	2,225	2,178
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	105	100
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2035	120	132
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2036	80	88
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	1,305	1,275
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	1,010	951
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	3,365	3,265

Capital Group Fixed Income ETF Trust	174

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	USD 615	$616
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 4.25% 12/1/2046	1,905	1,920
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	325	235
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-C, AMT, 5.25% 12/1/2054	500	505
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-B, AMT, 5.25% 12/1/2056	570	577
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	35	36
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	115	124
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	110	112
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	140	142
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	95	96
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045	1,970	2,041
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	1,330	1,225
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	330	332
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	185	180
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2046	500	528
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	660	500
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	1,105	838
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050 (preref. 12/15/2028)	275	292
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	220	218
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	310	346
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2036	640	438
		35,731
New Mexico 0.12%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	1,060	967
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	785	682
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 8/1/2046	215	216
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	15	15
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2024-C, Class I, 6.00% 3/1/2055	1,060	1,160
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	140	153
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	185	189
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	135	135
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	145	146
		3,663
New York 6.83%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	630	600
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	60	58
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	750	655
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	250	255
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	2,115	2,116
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	8,360	8,388
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 4.00% 7/1/2045	60	50
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 7/1/2040	105	102
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (DYU-COM, LLC Project), Series 2026, 7.75% 5/1/2055	2,205	2,340
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.50% 6/1/2056 (a)	240	241
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.625% 6/1/2061 (a)	365	368
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.75% 6/1/2066 (a)	2,000	2,022

175	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041 (a)	USD 120	$119
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051 (a)	195	180
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055 (a)	155	140
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	3,070	3,072
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-3, 5.25% 12/15/2031 (a)	2,645	2,647
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-1, 5.65% 12/15/2032 (a)	860	851
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00% 12/15/2055 (a)	5,415	5,536
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00% 12/15/2065 (a)	4,505	4,587
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051 (a)	220	197
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	1,840	1,840
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028 (a)	1,680	1,700
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	2,250	2,253
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	440	257
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	895	375
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2046	380	150
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, AGI, 0% 11/15/2048	555	195
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, 0% 11/15/2049	1,520	517
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2055	750	181
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	435	100
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2026-A, 5.00% 11/15/2039	470	534
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2026-A, 5.00% 11/15/2040	465	526
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,150	861
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2037	195	176
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2038	185	164
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	485	402
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	1,540	1,396
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	100	92
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2024-A, 4.00% 5/1/2054	110	98
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033 (a)	100	100
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034 (a)	100	100
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034 (a)	110	108
Dormitory Auth., Rev. Bonds (Orchard Park CCRC, Inc. Obligated Group), Series 2025-A, 5.125% 11/15/2050	925	946
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	2,095	2,184
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	95	102
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	1,000	882
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	775	829
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	770	829
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	305	229
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	2,750	2,888
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.25% 3/15/2056	1,000	1,070
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2055	330	344
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	1,000	1,045
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	330	350
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	520	508
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 4.30% 12/1/2044 (put 6/2/2036) (a)	500	509
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	830	848
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	715	755
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	65	66

Capital Group Fixed Income ETF Trust	176

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2056	USD 460	$466
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-1, 4.90% 11/1/2055	1,000	1,005
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	410	350
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	220	186
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	275	212
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	1,085	839
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	3,465	2,532
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	220	163
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	175	171
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	765	821
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	110	115
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	495	511
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	355	332
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	1,000	915
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050	1,000	896
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	445	452
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	260	262
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	145	146
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	210	219
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	80	87
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.00% 11/15/2044	510	546
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	65	62
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040	245	203
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	75	74
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 6/1/2035	665	367
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 6/1/2046	1,680	928
New York City GO Bonds, Series 2021-F-1, 4.00% 3/1/2047	350	328
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2050	275	255
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 3.00% 8/1/2050	335	251
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	155	168
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.25% 4/1/2054	1,500	1,577
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.25% 9/1/2046	1,050	1,137
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	380	403
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2054	1,000	1,035
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	1,000	1,065
New York City GO Bonds, Fiscal 2026, Series 2026-C-1, 5.00% 8/1/2053	1,130	1,176
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	275	202
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.25% 11/1/2041	230	175
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	640	521
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	210	189
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	440	391
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/1/2045	485	468
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	285	215
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 2.90% 6/15/2050 (b)	4,000	4,000
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 5.25% 6/15/2046	130	141
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	300	317
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-BB-1, 5.25% 6/15/2054	685	724

177	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	USD 1,635	$1,733
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	600	664
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	515	541
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	515	549
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	110	109
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2046	245	261
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-C, 5.25% 5/1/2048	245	261
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	1,080	1,157
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	2,195	2,345
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	5,275	5,611
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.25% 2/1/2053	1,815	1,915
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2040	275	304
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2044	165	180
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2046	160	171
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	80	86
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	395	432
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2050	500	524
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	55	60
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	220	238
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	345	314
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042 (a)	3,320	3,054
Niagara Frontier Transportation Auth., Airport Rev. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 4/1/2039	50	51
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	130	130
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-A, 7.25% 9/1/2034 (a)	1,465	1,475
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	540	588
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	165	165
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.125% 8/1/2044	500	481
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	600	583
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	3,255	3,633
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	110	112
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	415	428
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 6.00% 12/1/2053	275	282
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	250	251
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031 (a)	370	371
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-2, 5.35% 11/1/2049 (a)	355	355
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-B-2, 5.35% 11/1/2049 (a)	920	920
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	350	350
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	375	375
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049 (a)	2,370	2,370
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	275	258
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	275	257
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	525	483
Thruway Auth., Personal Income Tax Rev. Green Bonds, Series 2025-B, 5.00% 3/15/2055	500	522
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	75	75
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	310	290

Capital Group Fixed Income ETF Trust	178

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	USD 535	$484
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	855	855
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	1,675	1,622
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	535	560
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	2,480	2,589
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2026	100	101
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	250	260
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2030	295	315
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032	1,515	1,643
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	350	375
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	100	107
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	75	78
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	100	106
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2038	185	195
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	120	116
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040	140	147
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	170	178
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2042	475	448
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	275	269
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 4.00% 12/1/2042	260	245
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	335	349
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	460	460
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	6,820	6,820
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2032	2,000	2,000
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	495	495
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	535	476
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	385	385
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	3,840	3,840
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2027	220	222
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2028	250	258
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	750	771

179	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	USD 520	$534
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	575	588
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	6,800	6,974
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	1,105	1,132
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	3,360	3,434
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	1,000	1,021
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	3,910	4,369
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	700	732
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	2,000	2,000
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	1,325	1,349
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 5.625% 4/1/2040	1,450	1,550
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	10,235	10,542
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	7,355	7,116
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AGI, AMT, 5.00% 6/30/2054	2,985	3,022
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2054	2,550	2,608
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, 6.00% 6/30/2054	440	461
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AGI, AMT, 5.50% 6/30/2059	220	230
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2059	1,730	1,839
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.125% 6/30/2060	2,000	2,022
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	1,750	1,787
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	2,000	2,072
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	760	784
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2060	1,405	1,440
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), CAB, Series 2024-B, AGI, AMT, 0% 12/31/2054 (5.00% on 12/31/2034) (d)	525	359
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	220	202
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-1, 5.25% 11/15/2054	850	917
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	405	429
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	240	256
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	2,470	2,687
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	165	172
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	220	194
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	655	509
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	40	37
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	25	23

Capital Group Fixed Income ETF Trust	180

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	USD 220	$165
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	275	206
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 4.00% 3/15/2052	250	234
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	280	248
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 3/15/2043	500	497
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2023-A, 5.00% 3/15/2048	260	272
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	110	108
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	405	375
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 5.25% 12/1/2040 (a)	250	256
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.00% 12/1/2045 (a)	70	74
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.375% 12/1/2055 (a)	195	204
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.50% 12/1/2065 (a)	630	661
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	590	560
County of Westchester Industrial Dev. Agcy., Special Fac. Rev. Bonds (Million Air Two, LLC. General Aviation Facs. Project), Series 2017-A, AMT, 7.00% 6/1/2046 (a)	100	103
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	55	55
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	50	50
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	100	90
		218,263
North Carolina 0.92%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046	295	231
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2026, 5.25% 7/1/2051	1,480	1,602
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2026, 5.25% 7/1/2056	2,785	2,992
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2054	2,650	2,800
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	220	230
County of Cumberland, Industrial Facs. and Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Project Aero), Series 2024, AMT, 3.125% 12/1/2027 (put 12/1/2026)	7,000	6,995
Educational Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2035	245	257
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	425	437
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	1,040	1,077
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	100	114
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	285	307
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	190	210
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	205	223
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	155	173
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	555	627
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	400	455
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	55	54
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	480	419
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040	1,190	1,222
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	165	167
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	1,600	1,366
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049	1,500	1,505
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2045	200	200
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	150	146
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	595	512
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Meadows), Series 2024, 5.25% 12/1/2049	100	104

181	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Meadows), Series 2024, 5.25% 12/1/2054	USD 250	$258
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 4.25% 4/1/2042	55	51
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	610	591
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	500	513
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	1,370	1,374
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2044	140	149
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	205	209
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 7/1/2044	50	50
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 7/1/2049	500	491
Medical Care Commission, Retirement Facs. Rev. Bonds (Friends Homes), Series 2020-A, 5.00% 9/1/2030	100	102
Medical Care Commission, Retirement Facs. Rev. Bonds (Friends Homes), Series 2020-A, 4.00% 9/1/2050	1,425	1,216
		29,429
North Dakota 0.10%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2046	1,735	1,335
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	65	64
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	170	167
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	125	132
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	85	91
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	295	326
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	165	164
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	720	690
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	220	191
		3,160
Ohio 2.65%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-C, AMT, 3.65% 12/1/2027	3,000	3,018
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	150	151
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-D, AMT, 3.70% 10/1/2028	2,000	2,018
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,470	1,483
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2026-C, AMT, 4.125% 1/1/2036	840	846
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	110	107
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	505	489
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,335	1,331
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	1,315	1,322
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	1,135	1,152
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (The Dayton Power and Light Co. Project), Series 2015-A, AMT, 4.25% 11/1/2040 (put 6/1/2027)	250	253
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	1,145	1,151
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	8,060	7,829
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	660	649
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	145	156
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2034	265	282
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	5,180	4,063
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	110	110

Capital Group Fixed Income ETF Trust	182

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2034	USD 220	$217
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2035	105	103
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	860	868
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047	20	20
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	270	263
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.875% 1/1/2049 (a)	195	197
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	1,510	1,199
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055 (a)	1,115	924
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (The Landmark on Scioto), Series 2025, 3.19% 6/1/2044 (put 6/1/2029)	2,500	2,512
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	932	936
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2042	545	545
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	750	719
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	1,150	1,151
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2057	450	427
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2031	105	106
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2032	35	35
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2035	40	40
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045	125	113
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	335	335
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	100	100
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	645	615
Port of Greater Cincinnati Dev. Auth., Special Obligation Dev. Rev. Ref. Bonds (Convention Center Hotel Project), Series 2026, 5.625% 3/1/2046 (a)	1,000	1,016
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	1,835	1,837
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	680	680
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	685	678
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2055	750	773
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2037	25	25
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.25% 1/1/2038	1,000	1,059
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	360	380
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	285	285
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	375	369
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	615	640
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	140	153
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	250	269
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	2,140	2,110
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	305	314
Hamilton Community Auth., Tax Increment Fing. Rev. Bonds (Champion Mill Project), Series 2020, 5.25% 12/1/2051	1,000	1,002
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	160	156
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	110	100
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.25% 5/1/2054	330	327
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	1,065	1,083
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	765	769
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	250	254
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	470	473
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	975	947
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	415	427

183	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	USD 2,305	$2,376
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046 (a)	315	324
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	390	393
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	2,400	2,414
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	745	735
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	1,940	1,747
Hospital Rev. Bonds (University Hospitals Health System), Series 2021-A, 4.00% 1/15/2046	230	213
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	45	40
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	65	64
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	320	349
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	500	541
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	100	109
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-A, 6.25% 3/1/2056	575	631
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	9,685	9,741
Miami University, General Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.25% 9/1/2051	1,440	1,544
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	220	197
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2044	800	800
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	875	849
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 5.00% 12/1/2041	410	427
Port Auth., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 2/1/2055 (put 8/1/2030)	500	531
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2039	10	10
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 6/30/2053	1,395	1,395
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	95	93
University of Cincinnati, GO Receipt Bonds, Series 2025-A, 5.25% 6/1/2049	295	314
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2054	500	502
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2044	205	212
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2052	690	692
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	365	392
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	2,795	2,931
		84,527
Oklahoma 0.94%
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	165	167
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2048	4,240	4,264
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	525	528
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2057	1,100	1,105
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051 (a)	555	565
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	80	87
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	540	591
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	325	360
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	345	385

Capital Group Fixed Income ETF Trust	184

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-E, 6.25% 3/1/2057	USD 2,475	$2,798
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-C, 6.50% 3/1/2057	1,995	2,270
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	130	146
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	250	193
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2027	50	45
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 5.25% 6/15/2034 (a)	70	71
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.00% 6/15/2044 (a)	110	111
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.25% 6/15/2054 (a)	155	154
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.50% 6/15/2064 (a)	320	322
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2035	8,265	9,370
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	5,425	6,024
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	345	378
		29,934
Oregon 0.36%
City of Astoria, Hospital Facs. Auth., Rev. Bonds (Columbia Memorial Hospital Project), Series 2024, 5.25% 8/1/2049	110	112
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2018-A, 5.00% 5/15/2052	155	147
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	70	71
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	110	110
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2052	590	570
County of Deschutes, Hospital Fac. Auth., Rev. Bonds (St. Charles Health System, Inc.), Series 2020-A, 3.00% 1/1/2051	50	37
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	250	256
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2050	109	118
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	705	526
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	800	882
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2036	55	54
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	635	591
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	2,175	1,750
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	1,705	1,326
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	170	170
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	565	565
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055	790	752
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	145	159
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2040	330	356
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048	100	106
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	305	294
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	225	199
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	350	286
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	635	648
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	135	135
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053	1,350	1,329
		11,549

185	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.31%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2059	USD 1,095	$1,084
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.449% 2/1/2037 (b)	310	312
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	245	252
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042 (a)	165	166
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.375% 5/1/2042 (a)	430	436
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2025, 5.50% 5/1/2042 (a)	515	572
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	195	203
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-B, 6.00% 5/1/2042 (a)	435	456
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	110	115
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	8,352	7,984
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	4,449	3,766
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), CAB, Series 2024-B-2, 0% 6/30/2044 (8.00% on 11/15/2029) (d)	2,369	1,345
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2037	350	352
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	165	166
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	685	685
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	618	656
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	2,005	2,045
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	360	315
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	1,390	1,192
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	140	137
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	70	67
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038 (a)	371	374
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048 (a)	545	547
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	250	250
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	110	110
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	180	180
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	325	321
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	825	846
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	495	504
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	440	444
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	125	125
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	195	206
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	305	334
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	675	676
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/1/2026)	160	160
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	380	363
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045 (preref. 7/1/2029)	85	88
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	720	721
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/1/2026)	140	140
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	315	321

Capital Group Fixed Income ETF Trust	186

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	USD 65	$69
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 5.00% 7/15/2032	65	66
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2018, 4.00% 7/15/2048	1,325	1,106
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	1,725	1,727
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	280	305
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053	90	92
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2026	250	250
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	550	551
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	8,840	8,847
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	355	355
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	125	129
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	600	612
Econ. Dev. Fncg. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2051 (put 3/27/2035) (a)	1,025	1,119
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	1,230	1,363
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039 (a)	1,190	958
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046	1,000	782
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2026-A, 4.50% 12/15/2051	2,430	2,364
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2038	170	171
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	420	418
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	910	843
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2053	1,085	977
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.00% 6/1/2035	580	633
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/2046	1,045	1,089
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/2055	950	976
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	165	147
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	60	62
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2031	200	213
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2033	100	108
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	205	187
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	685	606
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	70	70
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	425	419
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	417	408
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	820	808
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	475	477
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	105	76
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 6/1/2050	140	136
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1C, AMT, 5.50% 6/1/2052	3,016	3,045
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1C, AMT, 5.25% 6/1/2053	800	795
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028	55	54
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2044	485	471
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026	55	55
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	145	145
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	5	5
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	125	121
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	25	25
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	490	508
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	655	705
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	300	324

187	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-150-A, 6.25% 10/1/2055	USD 1,515	$1,708
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2037	40	40
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2046	75	67
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	280	237
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	320	258
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	35	35
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035 (put 2/1/2029)	325	325
County of Lancaster, Hospital Auth., Healthcare Facs. Rev. Bonds (Moravian Manors, Inc. Project), Series 2019-A, 5.00% 6/15/2044	30	29
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2040	490	490
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2045	350	334
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.125% 7/1/2037	900	902
Latrobe Industrial Dev. Auth., University Rev. Bonds (Seton Hill University), Series 2026, 5.375% 3/1/2051	2,150	2,128
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 4.50% 1/1/2045	70	69
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (f)	2,260	2,266
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039 (f)	1,440	1,457
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	220	225
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 4.00% 9/1/2049	110	98
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	135	136
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2052	275	241
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	90	91
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	1,610	1,629
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	1,420	1,421
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	490	424
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	370	371
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	2,125	2,131
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	445	469
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2049	445	452
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2055	390	394
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	210	205
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	340	347
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	320	324
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	60	60
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	165	167
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2044	380	380
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2049	200	188
Pennsylvania State University Bonds, Series 2025-A, 5.25% 9/1/2050	5,000	5,415

Capital Group Fixed Income ETF Trust	188

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Pennsylvania State University Bonds, Series 2025-A, 5.50% 9/1/2055	USD 4,425	$4,836
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	210	212
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2029 (a)	135	136
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2034 (a)	210	212
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2039 (a)	165	168
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2043 (a)	145	147
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	115	114
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	195	200
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	465	469
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	960	918
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	830	785
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Saint Josephs University), Series 2017, 5.00% 11/1/2047	340	340
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Saint Josephs University), Series 2017, 5.00% 11/1/2047 (preref. 5/1/2027)	330	336
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	165	153
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2036	1,000	1,004
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2037	165	166
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2038	1,000	1,004
Philadelphia School Dist., GO Bonds, Series 2018-A, AGI, 5.00% 9/1/2038	100	103
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, FGIC-NATL, 5.00% 6/1/2034	295	334
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	615	619
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	875	880
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	15	15
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027	15	15
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2028	10	10
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	75	75
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	325	315
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	120	109
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Pleasant View Retirement Community Project), Series 2018, 5.00% 12/15/2038	55	55
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	45	44
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	385	401
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	155	159
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	110	101
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	50	50
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	350	337
County of Westmoreland, Industrial Dev. Auth., Rev. Ref. Bonds (Redstone Presbyterian Senior Care Obligated Group), Series 2021, 4.00% 5/15/2041	635	562
Wilkes-Barre Area School Dist., GO Bonds, Series 2019, BAM, 5.00% 4/15/2059	110	111
		105,796

189	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico 6.85%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	USD 570	$600
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	570	595
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	3,245	3,416
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	945	920
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	8,760	8,532
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	5,880	5,727
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047 (a)	1,795	1,676
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047 (a)	13,955	14,090
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (g)	120	92
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (g)	825	631
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (g)	55	42
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (g)	30	23
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2025 (g)	2,615	2,000
Electric Power Auth., Power Rev. Bonds, Series 2007-UU, AGI, 5.00% 7/1/2026	1,000	1,000
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (g)	2,430	1,859
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, AGI, 5.00% 7/1/2028	400	400
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, AGI, 5.00% 7/1/2030	20	20
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032	3,000	2,299
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	235	235
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037	6,065	4,647
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040	4,955	3,797
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042	1,490	1,142
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	250	178
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (d)(g)	5	4
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (g)	5	4
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (g)	500	382
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.162% 7/1/2029 (b)	1,650	1,627
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, NATL, 5.25% 7/1/2030	50	51
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038	2,075	1,590
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	554	564
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,244	1,317
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	715	781
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	685	694
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,110	1,121
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	2,786	2,798
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	7,322	7,138
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	11,390	10,449
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,111	815
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	49,375	35,550
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (b)	12,966	5,721
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	38,407	28,181
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	145	145
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	95	95
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	110	110
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	175	174
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	185	182
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026 (a)	210	211
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027 (a)	210	215
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028 (a)	235	245
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	250	250
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034 (a)	255	268

Capital Group Fixed Income ETF Trust	190

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044 (a)	USD 295	$303
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	65	69
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	60	57
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.55% 7/1/2040	219	220
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	3,544	3,507
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (b)	202	70
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (b)	2,358	538
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	20,518	20,528
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	7,466	7,470
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	4,125	4,045
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	8,951	8,952
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	54	49
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	176	151
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	333	125
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	42,402	15,851
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2051	9,143	2,485
		219,023
Rhode Island 0.44%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	50	50
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	55	55
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	30	28
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	85	76
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (CharterCare Health of Rhode Island Obligated Group), Series 2026-B, 12.50% 10/1/2031	260	260
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (CharterCare Health of Rhode Island Obligated Group), Series 2026-A, 8.50% 10/1/2056	2,315	2,598
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	550	578
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2054	3,165	3,291
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	250	270
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	245	245
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	185	195
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 5.00% 12/1/2034	115	125
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 5.00% 12/1/2035	75	82
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	760	675
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	255	254
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	685	680
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	275	272
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	430	424
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	280	286
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 4.50% 12/1/2045	550	559
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 5.00% 12/1/2026	250	252
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	375	375
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	215	214
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	2,365	2,315
		14,159
South Carolina 1.12%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	728	528
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	9,752	3,486
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 7/22/2051	207	34
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.25% 10/1/2043	175	178
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.50% 10/1/2051	255	256

191	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-D, 3.00% 7/1/2051	USD 70	$69
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	380	396
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	320	348
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	950	1,046
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	410	450
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2025, 5.25% 4/1/2051	700	721
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054	280	279
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2042	195	198
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054	425	406
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Wesley Commons Project), Series 2025-A, 5.625% 10/1/2060	875	884
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.125% 6/15/2053 (a)	435	445
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.25% 6/15/2058 (a)	325	333
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046 (a)	170	130
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056 (a)	340	236
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	205	193
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 5.80% 12/1/2050	365	376
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.75% 12/1/2060	570	578
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2045	200	221
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	330	361
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	225	225
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041 (a)	1,255	1,241
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	280	266
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	235	236
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	265	266
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	240	240
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	1,135	1,236
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.75% 11/15/2058	710	779
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.50% 11/15/2050	465	495
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2054	740	767
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	255	275
Public Service Auth., Rev. Improvement Obligations, Series 2022-B, BAM, 4.00% 12/1/2055	8,485	7,728
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2055	500	513
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	130	131
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	8,330	8,378
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	465	484
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2034	75	75
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2037	75	75
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	115	116
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036 (a)	155	134
		35,812
South Dakota 0.31%
Flandreau Santee Sioux Tribe of South Dakota 7.125% 9/15/2045 (a)	3,000	3,009
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 11/1/2051	70	69
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	130	141
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	550	612
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	5,445	6,145
		9,976

Capital Group Fixed Income ETF Trust	192

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee 0.30%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Artist Lofts), Series 2025, 3.20% 12/1/2059 (put 12/1/2029)	USD 2,000	$2,011
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	1,000	1,078
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM, 5.25% 7/1/2064	2,055	2,130
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036 (a)	250	254
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	740	743
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051 (a)	1,980	1,754
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), CAB, Series 2021-B, 0% 6/1/2043 (a)	695	327
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042	100	109
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052	195	198
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	855	904
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	145	149
		9,657
Texas 7.83%
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	680	699
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	230	212
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2039	265	239
City of Anna, Special Assessment Rev. Bonds (Sherley Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 5.35% 9/15/2046 (a)	500	506
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	370	312
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	810	619
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	340	256
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	150	139
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2025, 5.75% 6/15/2055 (a)	500	510
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 5.00% 6/15/2064 (a)	215	199
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2025, 5.875% 6/15/2065 (a)	500	510
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	125	125
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	215	210
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2026-A, 4.75% 8/15/2061 (put 8/15/2034)	940	944
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	215	190
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	165	167
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	185	187
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 3.00% 8/15/2038	350	320
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.00% 6/15/2049	60	55
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.125% 6/15/2054	45	41
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057 (a)	120	120
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062 (a)	605	609
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	70	57
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062 (g)	100	35

193	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	USD 120	$120
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	300	287
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	155	144
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	45	45
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	515	517
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	445	445
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	460	456
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036	210	196
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041	260	229
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	250	205
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	90	92
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052	5,000	4,602
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-B, AMT, 5.00% 11/15/2056	1,000	1,021
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.25% 11/15/2056	1,000	1,042
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	135	141
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2029	255	271
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 4.25% 11/1/2032 (a)	46	46
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 5.25% 11/1/2053 (a)	100	100
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	210	183
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	1,210	825
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050 (a)	495	378
Bexar County Health Facs. Dev. Corp., Rev. Ref. Bonds (Army Retirement Residence Foundation Project), Series 2016, 4.00% 7/15/2045	145	125
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10% 6/1/2042 (a)(b)	94	2
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	10	10
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	275	228
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	500	472
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	615	621
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	104	107
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 6.00% 9/1/2055 (a)	236	238
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	43	44
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	440	452
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.75% 9/1/2055 (a)	508	512
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 4.00% 2/15/2049	500	468
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	270	251
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	1,110	1,023
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.125% 9/1/2044 (a)	125	129
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054 (a)	100	102
Clear Sky Municipal Utility Dist. No. 1, Unlimited Tax Roach Bonds, Series 2026, 4.875% 9/1/2046	1,050	1,047
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	60	60
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	65	57
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 3.00% 8/15/2051	390	266
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	390	377
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049	100	94
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.00% 6/15/2034 (a)	40	40
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	100	102
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.75% 6/15/2044 (a)	145	146

Capital Group Fixed Income ETF Trust	194

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.00% 6/15/2048 (a)	USD 405	$404
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.25% 6/15/2053 (a)	370	371
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 6.00% 6/15/2054 (a)	85	83
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046	810	638
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	100	90
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	3,000	2,764
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	1,260	1,161
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 4.00% 2/15/2050	2,015	1,903
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	130	116
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	110	105
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2031	5,385	5,864
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	1,555	1,424
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.625% 12/31/2055 (a)	427	431
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.375% 12/31/2045 (a)	181	190
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.875% 12/31/2045 (a)	254	266
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.125% 12/31/2055 (a)	574	599
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	169	174
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.75% 12/31/2044 (a)	115	118
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.625% 12/31/2054 (a)	228	231
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 6.125% 12/31/2054 (a)	158	160
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.00% 12/31/2044 (a)	220	226
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.25% 12/31/2054 (a)	333	337
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	4,500	4,142
City of Eagle Pass, Special Assessment Rev. Bonds (Eagle Pass Public Improvement Dist. No. 1 Improvement Area #1 Project), Series 2026, 7.625% 9/1/2060 (a)	1,500	1,496
East Lake Houston Management Dist., Special Assessment Rev. Bonds (Crosby Terrace Improvement Area Project), Series 2025-A, 7.50% 9/15/2055 (a)	2,250	2,289
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.00% 9/15/2045 (a)	120	127
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.25% 9/15/2055 (a)	246	255
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2055	435	463
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2037	145	136
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2038	200	185
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	475	475
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	540	540
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	605	616
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 3.00% 8/15/2049	140	111
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	550	505
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	2,585	2,347
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	310	323
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2041	1,450	1,572
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	140	151
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	795	580
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	410	369

195	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	USD 315	$328
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	85	85
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2043	145	145
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	5,670	5,671
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	200	147
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	395	359
Dept. of Housing and Community Affairs, Residential Mortgage Rev. and Rev. Ref. Bonds, Series 2026-A, 6.00% 1/1/2057	1,950	2,187
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	435	475
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	410	445
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	1,445	1,588
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	295	290
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	155	169
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2033	2,420	2,602
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	5,930	6,395
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	8,035	8,778
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	7,945	8,626
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	6,805	7,368
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	3,170	3,404
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2039	4,500	4,811
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,870	1,769
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	8,965	8,479
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-A, AMT, AGI, 5.25% 7/1/2041	100	108
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046	550	517
City of Houston, Airport System Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, 5.25% 7/15/2034	2,500	2,675
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Catering Options Facility Project), Series 2026, AMT, 5.50% 7/15/2035	2,100	2,271
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Catering Options Facility Project), Series 2026, AMT, 5.50% 7/15/2036	2,035	2,210
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	1,320	1,356
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	2,150	2,153
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	435	442
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,390	1,412
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2033	2,000	2,150
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2035	960	1,039
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2037	645	691
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.50% 9/1/2058	650	699
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, CAB, Series 2026-C, AGI, 0% 9/1/2049	1,000	318

Capital Group Fixed Income ETF Trust	196

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	USD 35	$35
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	185	198
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	165	174
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	190	198
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	110	110
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051 (a)	100	84
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	385	386
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Area #3-5 Project), Series 2025, 4.25% 9/15/2035	1,500	1,510
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	280	256
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 4.50% 9/1/2035 (a)	1,036	1,045
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.50% 9/1/2044 (a)	359	374
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 5.625% 9/1/2045 (a)	1,500	1,543
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051 (a)	2,200	2,217
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.75% 9/1/2053 (a)	331	341
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	380	381
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	825	764
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	70	73
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC, 5.125% 11/1/2028	215	225
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2048	1,350	1,244
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	135	135
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	110	101
Mesquite Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2052	7,000	7,542
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	2,315	2,319
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Graphic Packaging International, LLC Project), Series 2026, AMT, 5.00% 12/1/2064 (put 6/1/2030)	5,805	6,023
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	745	761
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	1,725	1,789
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	175	175
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2050	1,055	982
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 3.22% 9/15/2027 (b)	100	100
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.281% 9/15/2027 (b)	70	70
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	65	66
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	530	555
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	235	249
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	320	339
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	1,000	1,094
Municipal Gas Acquisition and Supply Corp. V, Gas Supply Rev. Bonds, Series 2026, 5.00% 4/1/2036	5,000	5,293
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	5,075	5,379
Municipal Utility Dist. No. 406, Unlimited Tax Bonds, Series 2019, 3.125% 9/1/2044	365	289
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	1,550	1,431
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	1,745	1,608
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2028 (a)	290	289
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	235	206

197	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	USD 195	$161
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2051 (a)	475	371
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029 (a)	75	72
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039 (a)	175	174
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049 (a)	325	304
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	270	269
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-2, 4.625% 10/1/2030	120	119
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.375% 1/1/2055	800	819
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030	90	89
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	140	128
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	90	88
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	205	178
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	345	301
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	115	117
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	100	97
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	470	450
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	10	10
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	415	415
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	1,025	1,025
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2040	245	262
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049	2,250	1,983
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2060	1,000	999
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	320	319
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	395	380
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	250	228
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021-A-1, 5.25% 1/1/2042	390	393
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	220	234
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.50% 7/1/2056 (a)	2,100	2,199
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	140	112
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	1,305	910
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	370	316
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	335	258
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	365	271

Capital Group Fixed Income ETF Trust	198

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	USD 200	$170
Noble Ridge Municipal Utility Dist., Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2050	1,050	929
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032 (a)	539	556
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042 (a)	2,173	2,267
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052 (a)	2,018	2,060
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2033	110	118
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	660	645
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	370	372
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	250	251
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048 (preref. 1/1/2027)	25	25
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	335	310
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2021-B, 3.00% 1/1/2051	215	158
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.125% 9/1/2045 (a)	200	204
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.375% 9/1/2055 (a)	556	560
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 6.25% 9/15/2056	1,000	1,012
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051 (a)	606	508
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051 (a)	2,278	1,917
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052	1,000	928
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	55	53
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	225	233
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 5.75% 9/15/2045	800	811
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Remainder Area Project), Series 2025, 6.75% 9/15/2055 (a)	750	753
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2049	145	155
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	1,220	1,213
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	1,900	1,891
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2053	220	228
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	2,470	2,441
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	165	164
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	150	148
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	50	49
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	80	78
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	35	34
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2016-A, 5.00% 2/15/2047	1,120	1,121
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	950	950
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	615	614
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	1,385	1,386
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	1,560	1,560
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2030	70	70

199	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	USD 20	$20
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	450	450
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-1, 5.00% 11/15/2051 (put 11/15/2032)	2,440	2,687
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	1,305	1,210
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	100	90
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	45	22
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2042	260	121
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Improvement Area #1 Project), Series 2025, 5.875% 9/1/2055	6,193	6,323
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Major Improvement Area Project), Series 2025, 5.875% 9/1/2055 (a)	2,285	2,333
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 2/15/2056	4,000	4,098
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 4.00% 8/1/2054	885	811
Waller County Municipal Utility Dist. No. 55A, Unlimited Tax Road Bonds, Series 2025, 4.625% 9/1/2047	1,025	988
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	150	139
		250,316
United States 1.39%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.641% 10/25/2040 (b)	1,751	1,828
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-32, Class AUS, 4.837% 3/25/2042 (b)	1,298	1,359
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-31, Class AUS, 4.604% 6/25/2042 (b)	448	454
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-34, Class AUS, 4.773% 12/25/2042 (b)	2,150	2,259
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-13, Class A, 3.125% 9/25/2036 (a)	304	282
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-35, 5.059% 1/25/2043 (b)	2,096	2,277
Freddie Mac, Multi Family Certs., Series 2023, 0.916% 6/25/2035 (a)(b)	14,159	703
Freddie Mac, Multi Family Certs., Series 2023, 4.145% 1/25/2040 (b)	1,408	1,378
Freddie Mac, Multi Family Certs., Series 2023, 4.556% 8/25/2040 (b)	669	692
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (a)	1,040	961
Freddie Mac, Multi Family Certs., Green Bonds, Series 2024, Class AUS, 4.705% 4/25/2042 (b)	2,183	2,294
Freddie Mac, Multi Family Certs., Green Bonds, Series 2025, 4.533% 11/25/2042 (b)	4,368	4,335
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	191	183
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.134% 6/25/2037 (b)(c)	5,761	362
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.13% 1/25/2038 (a)(b)	2,749	360
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.783% 7/25/2042 (b)	4,860	5,118
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.26% 12/25/2038 (b)	4,336	4,002
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024-ML-22, 4.687% 10/25/2040 (b)	983	1,025
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2021, 2.34% 7/25/2041 (a)	303	248
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	409	342
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	263	225
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.541% 11/25/2038 (b)	9,306	8,835
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.301% 5/25/2041 (b)	1,256	1,260
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.614% 8/25/2041 (b)	2,650	2,754
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.761% 8/25/2041 (b)	892	937
		44,473
Utah 2.71%
Arrowhead Springs Public Infrastructure Dist., Limited Tax GO and Special Rev. Bonds, Series 2025, 6.00% 3/1/2056 (a)	2,500	2,540
Arrowhead Springs Public Infrastructure Dist., Special Assessment Bonds (Arrowhead Springs Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	336	343
Black Rock Mountain Resort Public Infrastructure Dist., Special Assessment Bonds (Black Rock Mountain Resort Assessment Area), Series 2025, 5.875% 12/1/2054 (a)	1,273	1,326
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051 (a)	155	121
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046 (a)	850	817
Downtown Daybreak Public Infrastructure Dist. No. 1, Tax Increment Rev. Bonds, Series 2026, 5.00% 3/1/2041 (a)	1,165	1,187
Downtown Daybreak Public Infrastructure Dist. No. 1, Tax Increment Rev. Bonds, Series 2026, 5.875% 3/1/2051 (a)	825	847

Capital Group Fixed Income ETF Trust	200

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	USD 175	$189
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053 (a)	1,060	1,038
Firefly Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firefly Assessment Area No. 1), Series 2024-A-2, 5.625% 12/1/2043 (a)	611	633
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037 (a)	2,450	2,341
High Star Ranch Infrastructure Fncg. Dist., Special Assessment Bonds (High Star Ranch Assessment Area), Series 2026, 6.25% 12/1/2055 (a)	1,500	1,534
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	200	214
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	40	43
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	85	93
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	105	115
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	90	100
Housing Corp., Single Family Mortgage Bonds, Series 2025-H, 6.50% 7/1/2055	2,975	3,376
Housing Corp., Single Family Mortgage Bonds, Series 2025-E, 6.75% 7/1/2055	175	200
Housing Corp., Single Family Mortgage Bonds, Series 2026-A, 6.50% 7/1/2056	2,445	2,770
Jordanelle Ridge Public Infrastructure Dist. No. 2, Limited Tax GO Bonds, Series 2023-A, 7.75% 3/1/2054 (a)	4,943	5,190
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Convertible CAB, Series 2025-A-2, 0% 6/1/2055 (6.75% on 6/1/2029) (a)(d)	673	595
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2026 (a)	150	150
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030 (a)	100	101
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2050 (a)	4,985	4,317
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	365	368
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050 (a)	4,465	4,470
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	4,429	4,480
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	6,500	6,744
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.50% 6/1/2055 (a)	535	546
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.75% 6/1/2060 (a)	1,330	1,385
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2043 (5.75% on 6/1/2031) (a)(d)	170	135
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 6/1/2052	500	430
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	500	491
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	1,126	1,067
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2052	1,100	936
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	699	691
NWQ Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A, 6.125% 3/1/2056 (a)	665	678
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.125% 2/1/2041 (a)	500	444
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.375% 2/1/2051 (a)	1,000	813
Pine View Publick Infrastructure Dist. No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1), Series 2026, 6.25% 12/1/2055 (a)	1,500	1,536
Resort Core Public Infrastructure Dist. No. 1, GO Bonds, Series 2026-A-1, 5.625% 3/1/2051	1,650	1,678
Resort Core Public Infrastructure Dist. No. 1, GO Bonds, Series 2026-A-1, 5.875% 3/1/2057	1,505	1,547
Resort Core Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Convertible CAB, Series 2026-A-2, 0% 3/1/2057	1,420	1,106
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2046	1,775	1,826
Sawmill Infrastructure Fncg. Dist., Special Assessment Bonds (Sawmill Assessment Area), Series 2025, 6.00% 12/1/2054 (a)	175	184
Soleil Hills Public Infrastructure Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 5.875% 3/1/2055 (a)	500	507
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054 (a)	1,761	1,822
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	1,704	1,316
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053 (a)	2,229	2,262
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	2,406	2,349
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	8,489	7,963

201	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.00% 12/1/2036 (a)	USD 550	$572
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.00% 12/1/2041 (a)	500	511
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.50% 12/1/2046 (a)	600	617
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.875% 12/1/2055 (a)	1,500	1,542
Wakara Ridge Public Infrastructure Dist., Special Assessment Bonds (Wakara Ridge Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	1,054	1,088
Wolf Creek Infrastructure Fncg. Dist. No. 1, Special Assessment Bonds (Wolf Creek Assessment Area No. 1), Series 2025, 5.75% 12/1/2044	2,915	3,048
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053 (a)	362	367
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 2), Series 2026, 5.875% 12/1/2055 (a)	750	769
		86,468
Vermont 0.23%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	935	916
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	800	718
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047	105	105
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	265	269
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	1,135	1,169
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	110	80
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	110	78
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	30	30
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	25	25
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	60	60
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	20	20
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	120	126
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	15	15
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	120	127
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	10	10
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	230	224
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	100	93
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 4.75% 6/15/2036	250	254
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2037	65	67
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2038	70	71
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	520	481
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2039	85	86
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.375% 6/15/2040	85	83
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.50% 6/15/2040	70	69
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.125% 6/15/2040	75	76
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	305	291
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.25% 6/15/2041	65	65
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	690	627
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	1,225	1,044
		7,279
Virgin Islands 0.49%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	100	102
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	1,220	1,263
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	1,925	2,027
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,150	1,227

Capital Group Fixed Income ETF Trust	202

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virgin Islands (continued)
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	USD 9,205	$9,577
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039 (a)	585	585
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042 (a)	200	197
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042 (a)	300	305
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052 (a)	300	302
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052 (a)	100	99
		15,684
Virginia 1.35%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	145	150
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	135	136
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	445	436
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	180	175
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	165	169
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 5.00% 7/1/2036	590	611
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 5.25% 7/1/2041	900	924
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 6.00% 7/1/2048	385	397
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-A-T, 8.50% 1/1/2037	485	485
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	120	123
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	155	158
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	845	852
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	380	381
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	1,490	1,473
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	445	423
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	1,455	1,363
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	1,750	1,604
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2026-A, 6.50% 1/1/2056	2,375	2,400
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	3,465	3,134
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045 (a)	125	125
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	180	182
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	70	71
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	680	661
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	980	876
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	200	200
County of Henrico, Econ. Dev. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2025-A, 5.00% 11/1/2048	500	523

203	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	USD 115	$117
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039	705	712
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	245	247
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049	1,000	988
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	3,180	3,193
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	65	68
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	205	212
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.75% 12/1/2053	95	104
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.875% 12/1/2058	360	395
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	210	192
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	505	426
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	225	224
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	475	454
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2016, 4.00% 1/1/2037	365	365
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	230	168
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	1,625	1,625
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	50	50
Small Business Fncg. Auth., Health Care Facs. Rev. Bonds (Mary Washington Healthcare Obligated Group.), Series 2025-A-1, 5.25% 6/15/2050	1,120	1,177
Small Business Fncg. Auth., Health Care Facs. Rev. Bonds (Mary Washington Healthcare Obligated Group.), Series 2025-A-1, 5.25% 6/15/2055	200	209
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	220	220
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	915	915
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	455	455
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	390	390
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	505	505
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	940	910
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	670	658
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	500	435
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	2,790	3,025
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	170	181
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	820	851
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	155	162
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	210	220
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	255	267
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	720	693
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051	200	163
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	2,515	2,291
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	455	456

Capital Group Fixed Income ETF Trust	204

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	USD 330	$331
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 6.50% 9/1/2043	335	372
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2053	280	309
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2059	315	346
		43,113
Washington 1.72%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	1,165	1,114
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	120	122
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	215	216
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	240	168
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	530	438
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	120	120
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058	300	203
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040 (a)	1,050	1,210
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.00% 12/1/2051	335	350
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.25% 12/1/2055	215	227
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	955	1,016
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	275	251
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	1,080	1,081
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	220	220
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	250	255
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	80	81
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	225	227
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	240	242
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	4,631	4,472
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.496% 4/20/2037 (b)	4,454	406
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	5,102	4,792
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 4.08% 11/20/2041 (b)	615	599
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.085% 3/20/2040 (b)	3,389	3,336
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Eliseo Project), Series 2021-A, 4.00% 1/1/2057 (a)	200	143
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	2,095	2,143
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033 (a)	130	131
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2056	1,000	1,039
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2061	1,950	2,018
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bayview Manor Project), Series 2024, 6.00% 7/1/2059 (a)	200	206
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bonesta Project), Series 2026-A-1, 7.00% 5/1/2066	1,000	1,039
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	1,170	1,170
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.50% 1/1/2044 (a)	325	328
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.75% 1/1/2053 (a)	140	140
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.875% 1/1/2059 (a)	120	120
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056 (a)	100	91
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038 (a)	360	361

205	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043 (a)	USD 340	$335
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	195	179
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2038 (a)	175	176
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048 (a)	155	147
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2036 (a)	365	365
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051 (a)	520	473
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050 (a)	250	227
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056 (a)	255	225
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	70	69
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	80	79
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	220	223
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032 (a)	155	157
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038 (a)	1,200	1,217
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038 (a)	240	243
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	4,040	4,135
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033 (a)	130	125
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034 (a)	280	266
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034 (a)	105	106
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035 (a)	365	342
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	675	571
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	3,080	2,357
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048	765	574
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	3,350	2,264
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	805	567
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	450	312
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	165	141
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	420	421
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	275	275
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042	55	58
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	110	110
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	220	220
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	110	111
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	165	166
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	165	166
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	165	166
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2038	1,000	1,115
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2041	5,000	5,588
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-D, 5.00% 8/1/2039	500	564
		54,910
West Virginia 0.19%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	2,965	3,061
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	975	1,064
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 6/1/2052	990	997
City of Huntington, Tax Increment Rev. Bonds (Highlawn Redev. Dist. No. 3 Project), Series 2025-A, 5.625% 6/1/2052	965	967
		6,089

Capital Group Fixed Income ETF Trust	206

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 4.73%
GO Rev. Ref. Bonds, Series 2023-2, 5.00% 5/1/2036	USD 1,000	$1,123
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2034	7,500	7,514
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2025, 5.25% 8/15/2055	3,000	3,111
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2026, 5.50% 6/1/2055	750	762
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2026, 5.50% 6/1/2061	180	182
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.25% 11/15/2055	835	848
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.375% 11/15/2060	585	595
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	305	314
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.625% 7/1/2045	2,445	2,526
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	1,410	1,433
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 6.00% 7/1/2060	1,520	1,549
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2025, 6.625% 7/1/2060	210	223
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 4.25% 8/1/2034	55	55
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	675	666
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	25	27
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.00% 10/1/2044	35	38
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.125% 10/1/2059	275	289
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc. Obligated Group), Series 2017-A, 5.00% 4/1/2048	350	352
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2045	250	262
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	85	75
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	90	74
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	390	278
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	120	82
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	360	360
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 4.00% 2/15/2050	80	72
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2024-A, 5.50% 2/15/2054	665	698
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	175	178
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	60	59
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	200	218
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	200	215
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.477% 12/5/2040 (b)	365	368
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.157% 1/20/2041 (b)	3,011	2,926
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-2, 4.157% 1/20/2041 (b)	1,199	1,123
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	120	127
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	45	45
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029 (a)	45	45
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039 (a)	155	153
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049 (a)	375	347
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054 (a)	195	175
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037 (a)	705	706
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047 (a)	1,675	1,628
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052 (a)	220	209
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041 (a)	100	92

207	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051 (a)	USD 235	$200
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056 (a)	165	137
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050 (a)	275	243
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051 (a)	375	282
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052 (a)	165	163
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062 (a)	175	175
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 4.75% 7/1/2045 (a)	185	176
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	180	169
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2060 (a)	290	266
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 5.75% 6/1/2045 (a)	220	223
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2055 (a)	240	241
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2060 (a)	225	225
Public Fin. Auth., Conference Center and Hotel Rev. First Tier Bonds (Lombard Public Facs. Corp. Project), Series 2025, 6.00% 1/1/2045 (a)	951	946
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040 (a)	175	136
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050 (a)	345	228
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056 (a)	280	174
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2054 (a)	2,055	1,647
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059 (a)	1,880	1,471
Public Fin. Auth., Education Rev. Bonds (Coral Academy of Science Las Vegas), Series 2021-A, 4.00% 7/1/2041	180	165
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2044 (a)	175	173
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 4.00% 6/15/2029 (a)	45	45
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039 (a)	120	120
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049 (a)	125	118
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054 (a)	195	180
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041 (a)	455	439
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051 (a)	435	392
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056 (a)	495	432
Public Fin. Auth., Education Rev. Bonds (Triad Math & Science Academy), Series 2025, 5.25% 6/15/2065	310	291
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.25% 7/15/2044 (a)	65	61
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.50% 7/15/2049 (a)	180	164
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	845	816
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041	2,135	2,057
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035 (a)	380	385
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045 (a)	885	846
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	5	5
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	30	31
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	70	70
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064 (a)	230	231
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	1,285	1,250
Public Fin. Auth., Educational Facs. Rev. Ref. Bonds (Queens University of Charlotte), Series 2022-A, 5.25% 3/1/2047	600	618
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	1,135	1,107
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	500	411
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	1,395	1,089
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	1,700	1,263
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2031 (a)	65	64
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041 (a)	390	358
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AGI, 3.00% 6/1/2045	2,355	1,848
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046 (a)	1,985	2,058

Capital Group Fixed Income ETF Trust	208

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052 (a)	USD 295	$302
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062 (a)	275	283
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	2,585	2,585
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Legacy Hills Project), Series 2025, 6.00% 11/15/2045 (a)	3,500	3,506
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	1,065	338
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	1,824	1,825
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	10,675	4,078
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	2,733	1,645
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	1,157	1,157
Public Fin. Auth., Infrastructure Program Rev. Bonds (Hartland Ranch Project), Series 2023, 6.25% 11/15/2029	90	90
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	200	206
Public Fin. Auth., Municipal Certs (Systima), Series 2026-1, Class A-1, 5.40% 6/20/2044	440	472
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	430	451
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	430	438
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	170	171
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	170	171
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	500	516
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 9/1/2029 (a)	615	620
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039 (a)	85	86
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049 (a)	310	300
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054 (a)	310	295
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2034	100	103
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	110	110
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	120	113
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	755	668
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029 (a)	195	198
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039 (a)	250	255
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049 (a)	695	691
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	405	398
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	275	233
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	1,135	938
Public Fin. Auth., Rev. Bonds (Absolute Awakenings), Series 2025, 7.25% 1/1/2061 (a)	275	294
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 9.00% 11/1/2028 (a)	175	184
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 10.00% 11/1/2038 (a)	2,410	2,673
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	550	406
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	410	310
Public Fin. Auth., Rev. Bonds (Forgewell Collective), Series 2026-A, 8.375% 7/1/2034	370	388
Public Fin. Auth., Rev. Bonds (Forgewell Collective), Series 2026-A, 9.00% 7/1/2040	1,470	1,550
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.50% 12/1/2044 (a)	505	520
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2045 (a)	1,325	1,411
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2050 (a)	925	958
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054 (a)	665	669
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2055 (a)	2,510	2,573
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	1,385	1,416
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031 (a)	35	34
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041 (a)	70	67
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056 (a)	200	173
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2049	850	889

209	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	USD 2,605	$2,717
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (a)	670	675
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	115	101
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055 (a)	1,395	1,222
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029 (a)	145	143
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	90	89
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049 (a)	345	315
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 9/30/2051	2,140	1,848
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	1,640	1,377
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,750	1,750
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	840	762
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	1,260	1,270
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 5/15/2052 (a)	195	194
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	3,465	3,573
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	200	174
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	225	182
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	250	256
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	410	416
Public Fin. Auth., Special Fac. Rev. Bonds (General Aviation Facs. Project), Series 2024-B, AMT, 7.00% 9/1/2054 (a)	2,225	2,354
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.75% 9/1/2035 (a)	115	120
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 6.25% 9/1/2046 (a)	305	316
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (put 1/1/2031) (a)	7,070	7,287
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital, LLC Aviation Facs. Project), Series 2021, AMT, 4.25% 7/1/2054	5,115	4,355
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	248	251
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	1,281	1,281
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	370	370
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	110	110
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	215	214
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	480	477
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2063 (a)	1,205	1,177
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, AGI, 5.00% 7/1/2058	250	251
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	270	277
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	225	228
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	275	279
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	150	151
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	625	445
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 6/30/2060	2,970	3,113
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 6/30/2060	2,215	2,482
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 12/31/2065	5,245	5,498

Capital Group Fixed Income ETF Trust	210

Capital Group Municipal High-Income ETF (CGHM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 12/31/2065	USD 2,030	$2,273
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 5.386% 7/1/2062 (a)(b)	5,035	4,104
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	2,582	2,703
		151,248
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	50	54
Total bonds, notes & other debt instruments (cost: $2,925,358,000)		3,036,270
Rights & warrants 0.02%	Shares
Industrials 0.02%
BL Train Holdings West, LLC, warrants, expire 4/30/2036	310,929	726
Total rights & warrants (cost: $622,000)		726
Short-term securities 4.58%	Principal amount (000)
Municipals 4.58%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.90% 2/1/2048 (b)	USD 1,000	1,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.90% 2/1/2048 (b)	6,875	6,875
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	2,000	2,043
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.10% 10/1/2047 (b)	345	345
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.65% 7/1/2060 (b)	2,900	2,900
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	1,000	1,013
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.90% 8/1/2044 (b)	11,000	11,000
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-1, 2.70% 11/15/2054 (b)	5,000	5,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 3.05% 12/1/2040 (b)	8,200	8,200
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.75% 11/1/2037 (b)	6,300	6,300
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.85% 4/1/2042 (b)	5,200	5,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 3.05% 12/1/2030 (b)	4,300	4,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 3.05% 12/1/2030 (b)	3,500	3,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 3.05% 11/1/2035 (b)	3,600	3,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 2.90% 3/1/2040 (b)	5,160	5,160
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.00% 6/1/2041 (b)	3,705	3,705
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 2.95% 4/1/2042 (b)	2,200	2,200
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 3.05% 3/1/2042 (b)	15,600	15,600
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 2.90% 2/1/2056 (b)	4,600	4,600
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 3.45% 6/15/2044 (b)	2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 3.05% 6/15/2049 (b)	1,900	1,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.05% 6/15/2053 (b)	9,615	9,615
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 3.05% 2/1/2045 (b)	5,000	5,000

211	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (CGHM) (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 2.90% 8/1/2042 (b)	USD 4,000	$4,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-3, 3.05% 11/1/2054 (b)	1,000	1,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.05% 1/1/2035 (b)	2,800	2,800
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.20% 1/1/2039 (b)	2,500	2,500
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.90% 5/1/2048 (b)	10,845	10,845
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.13% 1/1/2033 (b)	590	590
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 2.85% 11/1/2041 (b)	2,000	2,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 3.05% 11/1/2038 (b)	6,200	6,200
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.05% 10/1/2044 (b)	5,400	5,400
		146,391
Total short-term securities (cost: $146,390,000)		146,391
Total investment securities 99.62% (cost: $3,072,370,000)		3,183,387
Other assets less liabilities 0.38%		12,060
Net assets 100.00%		$3,195,447
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	171	9/30/2026	USD34,200	$(6)
5 Year U.S. Treasury Note Futures	Long	212	9/30/2026	21,200	71
					$65
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	8/18/2025	$2,154	$2,266	0.08%
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039	8/18/2025	1,433	1,457	0.05
		$3,587	$3,723	0.13%

Capital Group Fixed Income ETF Trust	212

Capital Group Municipal High-Income ETF (CGHM) (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $700,150,000, which represented
21.91% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Step bond; coupon rate may change at a later date.
(e)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Scheduled interest and/or principal payment was not received.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility

Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

213	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 97.42%	Principal amount (000)	Value (000)
Corporate bonds and notes 47.93%
Financials 21.39%
AerCap Ireland Capital DAC 4.125% 2/28/2029	USD 1,500	$1,479
American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027) (a)	1,815	1,826
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (a)	5,000	4,957
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	335	343
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (a)	950	962
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (a)	1,600	1,617
American International Group, Inc. 4.85% 5/7/2030	3,160	3,178
Aon North America, Inc. 5.125% 3/1/2027	5,285	5,305
Aon North America, Inc. 5.15% 3/1/2029	1,960	1,988
Arthur J. Gallagher & Co. 4.60% 12/15/2027	5,790	5,802
Arthur J. Gallagher & Co. 4.85% 12/15/2029	2,000	2,015
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	4,400	4,394
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (a)	150	150
Bank of America Corp. 3.593% 7/21/2028 (3-month USD CME Term SOFR + 1.37% on 7/21/2027) (a)	100	99
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (a)	9,884	9,926
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (a)	3,350	3,369
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (a)	4,122	4,219
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (a)	7,042	6,999
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (a)	5,652	5,016
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (a)	6,799	6,681
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (a)	400	362
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (a)	700	623
Bank of Montreal 5.004% 1/27/2029 (USD-SOFR Index + 0.67% on 1/27/2028) (a)	3,600	3,625
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (a)	178	180
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	1,500	1,513
Bank of Nova Scotia (The) 4.043% 9/15/2028 (USD-SOFR + 0.76% on 9/15/2027) (a)	2,600	2,585
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (b)	2,431	2,421
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (a)(b)	1,000	1,018
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026) (a)(b)	7,059	7,102
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,854	1,905
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	1,438	1,454
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	3,100	3,057
Brown & Brown, Inc. 4.60% 12/23/2026	3,125	3,127
Brown & Brown, Inc. 4.70% 6/23/2028	8,800	8,799
Brown & Brown, Inc. 4.90% 6/23/2030	3,690	3,685
CaixaBank SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026) (a)(b)	5,564	5,588
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(b)	125	128
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (a)(b)	2,950	2,948
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	790	808
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(b)	2,049	2,042
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	1,050	1,042
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (a)	5,970	5,969
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (a)	3,475	3,489
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (a)	2,075	2,107
Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028) (a)	400	411
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (a)	1,313	1,340
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (a)	2,350	2,319
Charles Schwab Corp. (The) 5.875% 8/24/2026	400	401
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (a)	615	627
Citi Bank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (a)	5,000	4,995
Citi Bank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (a)	6,600	6,597
Citibank, NA 4.929% 8/6/2026	1,510	1,510
Citibank, NA 4.576% 5/29/2027	4,400	4,410
Citibank, NA 4.838% 8/6/2029	780	786
Citibank, NA 4.914% 5/29/2030	1,403	1,421
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (a)	950	947
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (a)	9,350	9,374
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (a)	1,200	1,213
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (a)	6,563	6,586
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (a)	3,500	3,455
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (a)	379	389
Corebridge Global Funding 4.80% 5/29/2029 (b)	2,602	2,598

Capital Group Fixed Income ETF Trust	214

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Danske Bank A/S 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	USD 4,674	$4,675
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (a)	8,035	7,956
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (a)	382	385
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (a)	500	523
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (a)	1,025	1,029
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (a)	1,832	1,852
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	2,575	2,431
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (a)	4,498	4,434
Equitable America Global Funding 5.125% 6/15/2031 (b)	4,500	4,518
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (a)	1,034	1,036
Fifth Third Bank, National Association 4.967% 1/28/2028 (USD-SOFR + 0.81% on 1/28/2027) (a)	6,632	6,649
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	390	388
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (a)	595	588
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (a)	100	99
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (a)	4,330	4,293
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (a)	5,000	5,004
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (a)	5,719	5,862
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (a)	3,666	3,649
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (a)	7,267	7,109
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (a)	4,428	4,345
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)	2,126	2,125
Guardian Life Global Funding 4.809% 6/1/2031 (b)	3,087	3,087
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (a)	1,750	1,765
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (a)	2,300	2,314
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	4,935	4,866
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (a)	11,263	11,299
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (a)	2,705	2,728
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (a)	416	415
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (a)	500	500
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (a)	300	297
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (a)	3,819	3,869
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029) (a)	650	655
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (a)	1,145	1,170
JPMorgan Chase & Co. 4.804% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (a)	5,000	4,958
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (a)	2,393	2,410
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	5,180	5,158
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (a)	2,989	3,023
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (a)	650	636
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (a)	3,221	3,156
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	7,431	6,542
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (a)	4,633	4,640
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (a)	4,500	4,523
LSEG US Fin Corp. 4.25% 3/23/2029 (b)	4,000	3,955
Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	2,650	2,655
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	3,005	3,003
Metropolitan Life Global Funding I 3.45% 12/18/2026 (b)	3,985	3,974
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (a)	9,331	9,412
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (a)	125	125
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (a)	272	278
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (a)	4,820	4,884
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (a)	6,742	6,651
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (a)	1,275	1,287
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (a)	6,500	6,416
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (a)	2,593	2,577
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (a)	2,157	2,204
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (a)	2,710	2,729
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	2,883	2,868
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (a)	4,388	4,438
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	2,750	2,779

215	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	USD 4,200	$4,107
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (a)	2,500	2,470
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (a)	6,550	6,500
National Australia Bank, Ltd. 5.087% 6/11/2027	2,300	2,317
National Australia Bank, Ltd. 4.50% 10/26/2027	1,050	1,053
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (a)	5,590	5,631
Navient Corp. 5.00% 3/15/2027	2,000	1,985
Navient Corp. 4.875% 3/15/2028	750	736
Navient Corp. 5.50% 3/15/2029	500	480
New York Life Global Funding 4.60% 12/5/2029 (b)	1,764	1,764
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (a)	6,355	6,396
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (a)	4,812	4,773
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (a)	108	110
PNC Financial Services Group, Inc. 4.618% 10/26/2029 (USD-SOFR + 0.681% on 10/26/2028) (a)	4,500	4,490
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (a)	794	807
Progressive Corp. 4.60% 3/26/2031	974	971
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (a)	1,800	1,796
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,641	1,661
Royal Bank of Canada 4.97% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (a)	1,550	1,561
State Street Corp. 4.834% 4/24/2030	1,150	1,162
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (b)	2,851	2,841
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (b)	4,000	3,954
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	2,264	2,317
Sumitomo Mitsui Financial Group, Inc., 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (a)	973	970
Toronto-Dominion Bank (The) 4.568% 12/17/2026	4,520	4,528
Toronto-Dominion Bank (The) 4.861% 1/31/2028	2,150	2,160
Toronto-Dominion Bank (The) 5.523% 7/17/2028	180	184
Toronto-Dominion Bank (The) 4.783% 12/17/2029	758	764
Truist Bank 4.144% 1/27/2029 (USD-SOFR + 0.662% on 1/27/2028) (a)	4,000	3,974
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (a)	149	152
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	892	901
Truist Financial Corp. 4.597% 1/27/2032 (USD-SOFR + 0.965% on 1/27/2031) (a)	4,150	4,094
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027) (a)	100	100
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (a)	266	272
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (a)	100	102
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	515	513
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	3,220	3,266
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	100	99
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (a)	9,825	9,915
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (a)	4,330	4,342
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (a)	5,945	6,046
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (a)	400	414
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (a)	1,825	1,801
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (a)	625	632
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (a)	2,102	1,979
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (a)	6,335	6,403
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (a)	3,000	2,991
Wells Fargo Bank, N.A. 5.45% 8/7/2026	1,700	1,702
		500,663

Utilities 5.16%
AES Corp. 5.20% 7/15/2029	3,250	3,269
AES Corp. 3.95% 7/15/2030 (b)	2,525	2,420
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	253
Consumers Energy Co. 4.70% 1/15/2030	804	806
DTE Energy Co. 4.95% 7/1/2027	1,250	1,256
DTE Energy Co. 5.10% 3/1/2029	350	354

Capital Group Fixed Income ETF Trust	216

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Duke Energy Carolinas, LLC 4.65% 6/15/2031	USD 1,050	$1,050
Duke Energy Florida, LLC 4.20% 12/1/2030	5,150	5,064
Edison International 6.25% 3/15/2030	2,432	2,500
Evergy Missouri West, Inc. 4.70% 5/21/2029 (b)	1,638	1,637
Eversource Energy 5.95% 2/1/2029	1,139	1,172
Eversource Energy 4.45% 12/15/2030	4,600	4,522
Florida Power & Light Co. 5.15% 6/15/2029	1,145	1,167
Georgia Power Co. 5.004% 2/23/2027	1,647	1,654
Georgia Power Co. 4.65% 5/16/2028	400	401
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	2,200	2,206
NiSource, Inc. 5.20% 7/1/2029	475	482
Pacific Gas and Electric Co. 5.00% 6/4/2028	7,836	7,880
Pacific Gas and Electric Co. 4.65% 8/1/2028	8,849	8,828
PacifiCorp 5.10% 2/15/2029	1,885	1,903
PacifiCorp 4.25% 3/15/2029	7,400	7,313
PacifiCorp 4.65% 4/15/2029	8,712	8,692
PacifiCorp 3.50% 6/15/2029	382	369
PacifiCorp 2.70% 9/15/2030	1,250	1,149
PacifiCorp 5.30% 2/15/2031	475	482
PacifiCorp 5.10% 4/15/2031	4,650	4,694
Public Service Electric and Gas Co. 4.20% 1/1/2031	2,800	2,754
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	1,582	1,595
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	4,487	3,960
Public Service Enterprise Group, Inc. 4.80% 6/15/2031	5,000	4,988
Rio Grande LNG, LLC 5.25% 6/30/2031 (b)	2,226	2,226
Southern California Edison Co. 5.85% 11/1/2027	10,114	10,267
Southern California Edison Co. 5.30% 3/1/2028	300	303
Southern California Edison Co. 5.65% 10/1/2028	185	189
Southern California Edison Co. 5.15% 6/1/2029	4,075	4,119
Southern California Edison Co. 2.85% 8/1/2029	925	873
Southern California Edison Co. 5.25% 3/15/2030	3,202	3,239
Southern California Edison Co. 2.50% 6/1/2031	293	262
WEC Energy Group, Inc. 4.75% 1/15/2028	3,500	3,510
Wisconsin Public Service Corp. 4.55% 12/1/2029	1,100	1,099
Xcel Energy, Inc. 3.35% 12/1/2026	5,945	5,925
Xcel Energy, Inc. 4.75% 3/21/2028	3,977	3,990
		120,822

Health care 4.16%
Abbott Laboratories 4.00% 3/15/2031	4,200	4,094
AbbVie, Inc. 4.80% 3/15/2027	2,375	2,383
AbbVie, Inc. 4.80% 3/15/2029	1,718	1,732
AbbVie, Inc. 4.125% 3/15/2031	2,933	2,872
Amgen, Inc. 2.20% 2/21/2027	7,231	7,136
Amgen, Inc. 5.15% 3/2/2028	5,394	5,447
Amgen, Inc. 4.20% 2/19/2031	7,746	7,598
AstraZeneca Finance, LLC 4.85% 2/26/2029	792	800
Baxter International, Inc. 1.915% 2/1/2027	3,636	3,576
Baxter International, Inc. 2.272% 12/1/2028	550	518
Baxter International, Inc. 4.45% 2/15/2029	3,129	3,094
Baxter International, Inc. 3.95% 4/1/2030	150	145
Baxter International, Inc. 4.90% 12/15/2030	5,371	5,332
Becton, Dickinson and Co. 4.874% 2/8/2029	100	101
Cigna Group (The) 5.00% 5/15/2029	500	506
Cigna Group (The) 4.50% 9/15/2030	3,102	3,084
CVS Health Corp. 5.00% 1/30/2029	1,310	1,322
CVS Health Corp. 5.40% 6/1/2029	3,745	3,827
Elevance Health, Inc. 4.00% 9/15/2028	3,500	3,461
Elevance Health, Inc. 4.75% 2/15/2030	981	984
Eli Lilly and Co. 4.75% 2/12/2030	1,192	1,205

217	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD 159	$160
HCA, Inc. 5.00% 3/1/2028	3,550	3,571
Johnson & Johnson 4.80% 6/1/2029	750	763
Medline Borrower, LP 5.00% 6/15/2031 (b)	3,740	3,724
Novartis Capital Corp. 4.40% 3/18/2031	3,589	3,564
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	830	831
Pfizer, Inc. 4.20% 11/15/2030	4,708	4,649
Stryker Corp. 4.70% 2/10/2028	2,600	2,608
Stryker Corp. 4.85% 2/10/2030	2,050	2,066
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,606	7,572
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	2,750	2,701
UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,200
UnitedHealth Group, Inc. 4.80% 1/15/2030	1,285	1,295
UnitedHealth Group, Inc. 4.65% 1/15/2031	3,367	3,372
		97,293

Consumer discretionary 3.47%
Amazon.com, Inc. 4.10% 11/20/2030	4,000	3,932
Amazon.com, Inc. 4.25% 3/13/2031	4,500	4,432
Carnival Corp., Ltd. 4.00% 8/1/2028 (b)	500	491
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (b)	350	351
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (b)	1,325	1,335
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (b)	1,083	1,089
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (b)	214	216
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (b)	827	837
Ford Motor Credit Co., LLC 5.125% 11/5/2026	657	658
Ford Motor Credit Co., LLC 5.85% 5/17/2027	13,332	13,435
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,700	1,747
Ford Motor Credit Co., LLC 5.918% 3/20/2028	2,763	2,798
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,650	1,704
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,400	1,413
Ford Motor Credit Co., LLC 4.97% 4/6/2029	3,871	3,832
Ford Motor Credit Co., LLC 5.875% 11/7/2029	1,781	1,803
Ford Motor Credit Co., LLC 5.73% 9/5/2030	2,747	2,763
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,500	2,480
General Motors Financial Co., Inc. 4.20% 10/27/2028	5,535	5,476
General Motors Financial Co., Inc. 4.75% 4/6/2029	2,687	2,686
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,662	1,667
General Motors Financial Co., Inc. 5.35% 1/7/2030	1,600	1,626
General Motors Financial Co., Inc. 4.60% 1/8/2031	4,450	4,390
Home Depot, Inc. 4.875% 6/25/2027	750	755
Home Depot, Inc. 4.75% 6/25/2029	911	920
Hyatt Hotels Corp. 5.05% 3/30/2028	800	805
Hyundai Capital America 5.30% 3/19/2027 (b)	575	579
Hyundai Capital America 4.875% 6/23/2027 (b)	1,934	1,942
Hyundai Capital America 4.875% 11/1/2027 (b)	50	50
Hyundai Capital America 4.60% 4/6/2028 (b)	1,980	1,977
Hyundai Capital America 4.90% 6/23/2028 (b)	1,379	1,383
Hyundai Capital America 6.10% 9/21/2028 (b)	675	693
Hyundai Capital America 4.25% 1/8/2029 (b)	1,236	1,220
Hyundai Capital America 6.50% 1/16/2029 (b)	53	55
Hyundai Capital America 4.75% 4/6/2029 (b)	3,000	2,992
Hyundai Capital America 4.55% 9/26/2029 (b)	413	410
Hyundai Capital America 5.30% 1/8/2030 (b)	1,200	1,216
Hyundai Capital America 5.15% 3/27/2030 (b)	1,500	1,512
Marriott International, Inc. 5.55% 10/15/2028	250	255
Marriott International, Inc. 4.875% 5/15/2029	850	857
Toyota Motor Credit Corp. 4.55% 8/9/2029	900	900
Toyota Motor Credit Corp. 4.95% 1/9/2030	1,475	1,492
		81,174

Capital Group Fixed Income ETF Trust	218

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Industrials 3.10%
BAE Systems PLC 5.125% 3/26/2029 (b)	USD 648	$657
Boeing Co. (The) 6.259% 5/1/2027	13,521	13,703
Boeing Co. (The) 6.298% 5/1/2029	2,053	2,138
Canadian Pacific Railway Co. 4.00% 3/15/2029	3,500	3,449
Canadian Pacific Railway Co. 4.80% 3/30/2030	2,182	2,194
Eaton Corp. 3.85% 3/6/2028	3,500	3,467
Eaton Corp. 3.95% 3/6/2029	3,500	3,450
Eaton Corp. 4.20% 3/6/2031	2,415	2,368
GE Vernova, Inc. 4.25% 2/4/2031	5,100	5,021
General Electric Co. 4.30% 7/29/2030	2,121	2,102
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (b)	3,000	2,960
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (b)	2,814	2,766
Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	654
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	264
Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	317
L3Harris Technologies, Inc. 5.40% 1/15/2027	6,684	6,718
Northrop Grumman Corp. 4.65% 7/15/2030	2,750	2,757
Paychex, Inc. 5.10% 4/15/2030	3,435	3,465
RTX Corp. 5.75% 11/8/2026	6,927	6,957
Sumisho Air Lease Corp. 4.40% 3/24/2028 (b)	3,445	3,428
Sumisho Air Lease Corp. 4.50% 3/24/2029 (b)	2,110	2,093
Waste Management, Inc. 4.65% 3/15/2030	1,500	1,505
		72,433

Consumer staples 3.05%
Altria Group, Inc. 4.875% 2/4/2028	6,348	6,381
BAT International Finance PLC 5.931% 2/2/2029	2,456	2,532
Campbell’s Co. (The) 5.20% 3/19/2027	4,079	4,105
Campbell’s Co. (The) 5.20% 3/21/2029	255	257
Clorox Co. 4.70% 5/15/2031	831	826
Constellation Brands, Inc. 4.35% 5/9/2027	390	390
Constellation Brands, Inc. 4.80% 5/1/2030	248	249
Constellation Brands, Inc. 4.85% 5/6/2031	1,013	1,013
Coty, Inc. 4.75% 1/15/2029 (b)	1,150	1,118
Coty, Inc. 5.60% 1/15/2031 (b)	4,932	4,801
Diageo Investment Corp. 5.125% 8/15/2030	1,443	1,467
Imperial Brands Finance PLC 4.50% 6/30/2028 (b)	11,283	11,258
Mars, Inc. 4.45% 3/1/2027 (b)	2,000	2,003
Mars, Inc. 4.60% 3/1/2028 (b)	3,377	3,384
Mars, Inc. 4.80% 3/1/2030 (b)	5,636	5,654
McCormick & Co., Inc. 4.15% 2/15/2029	1,906	1,886
Mondelez International, Inc. 4.50% 5/6/2030	2,800	2,785
Philip Morris International, Inc. 4.75% 2/12/2027	3,000	3,010
Philip Morris International, Inc. 4.375% 11/1/2027	1,975	1,974
Philip Morris International, Inc. 4.125% 4/28/2028	1,400	1,393
Philip Morris International, Inc. 5.25% 9/7/2028	250	254
Philip Morris International, Inc. 3.875% 10/27/2028	2,250	2,222
Philip Morris International, Inc. 4.875% 2/13/2029	380	383
Philip Morris International, Inc. 4.125% 4/27/2029	4,500	4,453
Philip Morris International, Inc. 4.625% 11/1/2029	1,129	1,131
Philip Morris International, Inc. 4.375% 4/30/2030	3,590	3,555
Philip Morris International, Inc. 4.00% 10/29/2030	3,010	2,933
		71,417

Information technology 2.35%
Amphenol Corp. 3.90% 11/15/2028	2,750	2,717
Amphenol Corp. 4.125% 11/15/2030	3,550	3,482
Broadcom, Inc. 4.35% 2/15/2030	3,520	3,486
Intel Corp. 4.65% 6/1/2031	8,501	8,421

219	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Microchip Technology, Inc. 4.90% 3/15/2028	USD 5,281	$5,309
Oracle Corp. 3.25% 11/15/2027	600	588
Oracle Corp. 4.80% 8/3/2028	6,141	6,129
Oracle Corp. 4.55% 2/4/2029	7,510	7,405
Oracle Corp. 4.45% 9/26/2030	6,575	6,349
Oracle Corp. 4.95% 2/4/2031	4,388	4,297
Synopsys, Inc. 4.65% 4/1/2028	6,900	6,910
		55,093

Communication services 2.12%
Alphabet, Inc. 4.10% 11/15/2030	4,000	3,942
Alphabet, Inc. 4.10% 2/15/2031	3,865	3,799
AT&T, Inc. 4.40% 4/30/2031	9,000	8,851
Charter Communications Operating, LLC 3.75% 2/15/2028	500	490
Charter Communications Operating, LLC 4.20% 3/15/2028	700	691
Charter Communications Operating, LLC 6.10% 6/1/2029	4,741	4,858
Meta Platforms, Inc. 4.20% 11/15/2030	4,385	4,317
Meta Platforms, Inc. 4.55% 5/15/2031	4,000	3,980
Orange 4.00% 1/13/2029 (b)	3,100	3,059
Orange 4.25% 1/13/2031 (b)	8,508	8,293
Space Exploration Technologies Corp. 5.35% 7/15/2031 (b)	5,992	5,978
T-Mobile USA, Inc. 4.80% 7/15/2028	925	929
T-Mobile USA, Inc. 2.625% 2/15/2029	400	380
		49,567

Energy 2.02%
Chevron USA, Inc. 4.687% 4/15/2030	1,043	1,051
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028 (b)	450	462
ConocoPhillips Co. 4.70% 1/15/2030	1,800	1,806
Enbridge, Inc. 5.90% 11/15/2026	4,782	4,803
Enbridge, Inc. 6.00% 11/15/2028	300	309
Energy Transfer, LP 6.10% 12/1/2028	2,038	2,103
Energy Transfer, LP 5.25% 7/1/2029	1,173	1,190
EOG Resources, Inc. 4.40% 7/15/2028	706	705
EOG Resources, Inc. 4.40% 1/15/2031	3,000	2,961
Petroleos Mexicanos 6.49% 1/23/2027	500	503
Petroleos Mexicanos 5.35% 2/12/2028	1,430	1,432
Petroleos Mexicanos 8.75% 6/2/2029	9,679	10,356
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (b)	1,703	1,706
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (b)	3,406	3,425
Saudi Arabian Oil Co. 4.00% 2/2/2029 (b)	1,825	1,794
Saudi Arabian Oil Co. 4.375% 2/2/2031 (b)	4,121	4,031
Schlumberger Investment SA 4.55% 5/7/2031	1,342	1,335
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	7,461	7,337
		47,309

Materials 0.86%
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	253
Celanese US Holdings, LLC 6.665% 7/15/2027	728	746
Celanese US Holdings, LLC 7.35% 11/15/2028	2,366	2,466
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (b)	581	579
Dow Chemical Co. (The) 4.80% 1/15/2031	2,700	2,661
Ecolab, Inc. 4.80% 6/15/2031	5,000	5,024
LYB International Finance III, LLC 5.125% 1/15/2031	2,655	2,651
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	2,000	2,019
Sherwin-Williams Co. 4.30% 8/15/2028	2,250	2,239
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,588
		20,226

Capital Group Fixed Income ETF Trust	220

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Real estate 0.25%
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (b)	USD 100	$99
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	5,639	5,697
		5,796
Total corporate bonds and notes		1,121,793
Mortgage-backed obligations 24.25%
Federal agency mortgage-backed obligations 9.68%
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (c)	132	136
Fannie Mae Pool #CC0188 6.00% 3/1/2040 (c)	354	363
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (c)	143	146
Fannie Mae Pool #DA1075 6.00% 11/1/2053 (c)	24	25
Fannie Mae Pool #CB7612 6.00% 12/1/2053 (c)	56	58
Fannie Mae Pool #DA7801 5.50% 1/1/2054 (c)	900	908
Fannie Mae Pool #MA5246 5.50% 1/1/2054 (c)	30	30
Fannie Mae Pool #DA5980 6.00% 1/1/2054 (c)	455	467
Fannie Mae Pool #DA5779 6.00% 1/1/2054 (c)	72	75
Fannie Mae Pool #DA9467 6.00% 2/1/2054 (c)	43	45
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (c)	3,048	3,072
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (c)	123	125
Fannie Mae Pool #DA6019 5.50% 4/1/2054 (c)	731	736
Fannie Mae Pool #DB2745 5.50% 4/1/2054 (c)	267	269
Fannie Mae Pool #BY7524 5.50% 4/1/2054 (c)	29	29
Fannie Mae Pool #DB2626 5.50% 4/1/2054 (c)	26	26
Fannie Mae Pool #CB8275 6.00% 4/1/2054 (c)	1,674	1,716
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (c)	1,508	1,553
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (c)	539	552
Fannie Mae Pool #DB1087 6.00% 5/1/2054 (c)	751	770
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (c)	2,780	2,846
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (c)	1,825	1,868
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	106	108
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	51	52
Fannie Mae Pool #DC8833 6.00% 12/1/2054 (c)	2,693	2,757
Fannie Mae Pool #DC8826 6.00% 12/1/2054 (c)	1,949	1,995
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (c)	1,517	1,553
Fannie Mae Pool #FA0445 5.50% 1/1/2055 (c)	2,909	2,925
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (c)	1,428	1,465
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	4,159	4,257
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	3,019	3,090
Fannie Mae Pool #DD7343 6.00% 4/1/2055 (c)	2,336	2,392
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	778	796
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	75	77
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	73	74
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	377	386
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	1,494	1,529
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (b)(c)(d)	467	467
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (b)(c)(d)	4,241	4,228
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (c)	632	650
Freddie Mac Pool #QO3370 6.00% 4/1/2040 (c)	473	486
Freddie Mac Pool #SD3513 6.00% 8/1/2053 (c)	23	24
Freddie Mac Pool #QH6125 6.00% 12/1/2053 (c)	20	20
Freddie Mac Pool #QH9078 5.50% 1/1/2054 (c)	432	437
Freddie Mac Pool #RJ1372 6.00% 1/1/2054 (c)	1,019	1,046
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	90	94
Freddie Mac Pool #QH9775 5.50% 2/1/2054 (c)	491	494
Freddie Mac Pool #SD8431 5.50% 5/1/2054 (c)	380	383
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	577	591
Freddie Mac Pool #QI6042 6.00% 5/1/2054 (c)	530	545
Freddie Mac Pool #QI8145 6.00% 6/1/2054 (c)	753	775
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	8	8
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	167	175

221	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (c)	USD 2,300	$2,363
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	1,531	1,568
Freddie Mac Pool #RJ2526 6.00% 7/1/2054 (c)	315	323
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	1,346	1,400
Freddie Mac Pool #SD5986 6.50% 7/1/2054 (c)	500	522
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	4,337	4,440
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (c)	1,498	1,533
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	54	56
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (c)	9,508	9,566
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (c)	17	17
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (c)	1,732	1,773
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (c)	378	387
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (c)	155	159
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	11,128	11,192
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (c)	3,038	3,110
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	1,947	1,993
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	1,999	2,046
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	31,081	31,817
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (c)	583	597
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (c)	75	77
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	35,565	36,407
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (c)	2,392	2,448
Uniform Mortgage-Backed Security 5.50% 7/1/2041 (c)(e)	492	500
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (c)(f)	34,970	35,087
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (c)(f)	2,075	2,147
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (c)(e)	11,806	11,828
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(e)	13,211	13,463
		226,513

Collateralized mortgage-backed obligations (privately originated) 8.88%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(b)(c)	1,206	1,206
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (b)(c)(d)	42	41
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (b)(c)(d)	196	191
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(b)(c)	204	198
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.281% 4/26/2066 (6.325% on 4/1/2030) (a)(b)(c)	5,648	5,632
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(c)	2,618	2,546
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (b)(c)(d)	18	18
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(b)(c)	1,115	1,117
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(b)(c)	4,116	4,129
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(b)(c)	2,585	2,591
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	3,550	3,554
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (b)(c)(d)	478	477
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (b)(c)(d)	485	477
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (b)(c)(d)	2,703	2,646
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	1,572	1,541
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(b)(c)	2,253	2,232
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(b)(c)	590	589
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(b)(c)	607	608
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1 (30-day Average USD-SOFR + 3.10%) 6.728% 10/25/2041 (b)(c)(d)	4,559	4,590
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (b)(c)(d)	169	170
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (b)(c)(d)	137	137
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (b)(c)(d)	343	343

Capital Group Fixed Income ETF Trust	222

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.328% 1/25/2044 (b)(c)(d)	USD 995	$1,022
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (b)(c)(d)	128	128
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.128% 2/25/2044 (b)(c)(d)	593	608
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 5.828% 5/25/2044 (b)(c)(d)	333	339
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.778% 9/25/2044 (b)(c)(d)	1,361	1,365
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (b)(c)(d)	165	165
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (b)(c)(d)	1,388	1,389
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (b)(c)(d)	456	457
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (b)(c)(d)	2,042	2,043
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(b)(c)	1,929	1,867
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (b)(c)(d)	2,179	2,200
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (b)(c)(d)	851	861
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (b)(c)(d)	250	250
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (b)(c)(d)	1,217	1,222
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (b)(c)(d)	1,670	1,676
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.678% 10/25/2044 (b)(c)(d)	895	897
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (b)(c)(d)	565	566
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (b)(c)(d)	616	618
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 9/25/2045 (b)(c)(d)	1,316	1,318
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (b)(c)(d)	1,724	1,724
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(c)	409	411
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (a)(b)(c)	3,871	3,871
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(c)	548	535
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(b)(c)	344	344
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(b)(c)	1,073	1,071
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (b)(c)(d)	1,645	1,640
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(b)(c)	7,850	7,873
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028) (a)(b)(c)	2,120	2,116
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(b)(c)	3,348	3,357
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	1,777	1,769
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (b)(c)(d)	154	150
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(b)(c)	1,000	1,006
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (b)(c)(d)	411	398
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (b)(c)(d)	156	149
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(b)(c)	2,017	2,019
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (b)(c)(d)	1,400	1,390
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (b)(c)(d)	483	447
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(c)	4,619	4,616
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (b)(c)(d)	806	810

223	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(c)	USD 5,169	$5,174
Onslow Bay Financial Mortgage Loan Trust, Series 2026-NQM4, Class A1, 5.173% 2/25/2066 (b)(c)(d)	4,876	4,854
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (b)(c)(d)	1,780	1,786
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (b)(c)(d)	2,624	2,595
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	636	638
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(c)	919	923
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(c)	734	738
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(c)	1,572	1,586
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(c)	2,039	2,051
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(c)	1,337	1,336
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(c)	3,641	3,659
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(b)(c)	1,675	1,680
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(b)(c)	2,496	2,505
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(c)	3,710	3,717
Onslow Bay Financial, LLC, Series 2025-NQM12, Class A1, 5.316% 6/25/2065 (6.316% on 6/1/2031) (a)(b)(c)	2,140	2,139
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(b)(c)	1,489	1,484
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (a)(b)(c)	4,437	4,413
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (b)(c)(d)	2,762	2,739
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (b)(c)(d)	4,837	4,830
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (b)(c)	1,948	1,945
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (b)(c)	474	468
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (b)(c)	1,134	1,090
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (b)(c)	2,231	2,118
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (b)(c)	1,343	1,266
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (b)(c)	997	940
Progress Residential Trust, Series 2026-SFR1, Class A, 3.85% 2/17/2043 (b)(c)	2,445	2,328
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (b)(c)	2,078	2,007
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(c)	808	782
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (b)(c)(d)	3,173	3,184
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (b)(c)(d)	1,647	1,649
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (b)(c)(d)	599	600
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.962% 5/25/2055 (b)(c)(d)	861	852
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (b)(c)(d)	133	132
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (b)(c)(d)	630	629
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (b)(c)(d)	1,134	1,098
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.75% 4/25/2057 (b)(c)(d)	242	240
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (b)(c)(d)	1,448	1,379
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (b)(c)(d)	142	141
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (b)(c)(d)	1	1
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (b)(c)(d)	331	321
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (b)(c)(d)	359	347
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.625% 11/25/2060 (b)(c)(d)	1,225	1,189
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (b)(c)	814	775
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (b)(c)(d)	1,344	1,345
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (b)(c)	1,369	1,359
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (b)(c)	340	335
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (b)(c)	2,217	2,184
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (a)(b)(c)	4,963	4,959
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(c)	692	684
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (b)(c)(d)	2,535	2,539
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(b)(c)	663	665
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(c)	2,117	2,130
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(b)(c)	1,123	1,133
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(c)	730	734
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (b)(c)(d)	825	824
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (b)(c)(d)	1,662	1,662
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (b)(c)(d)	1,522	1,524
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(c)	6,216	6,247
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(c)	3,213	3,224

Capital Group Fixed Income ETF Trust	224

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (a)(b)(c)	USD 2,025	$2,029
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)	2,383	2,374
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(b)(c)	1,912	1,897
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (b)(c)(d)	3,599	3,552
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (b)(c)(d)	2,392	2,377
		207,825

Commercial mortgage-backed securities 5.69%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (b)(c)(d)	3,550	3,571
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (b)(c)	2,477	2,453
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (b)(c)(d)	447	448
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (b)(c)(d)	2,337	2,349
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)	819	814
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)	1,127	1,115
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (c)(d)	133	135
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (c)	430	442
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (c)	2,142	2,201
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (c)(d)	350	361
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (c)(d)	166	170
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (c)(d)	1,227	1,258
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (c)(d)	1,403	1,411
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (c)	414	398
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(d)	843	844
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.544% 3/15/2037 (b)(c)(d)	241	228
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (c)(d)	574	584
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (c)(d)	305	300
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (c)(d)	800	775
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (c)(d)	145	144
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (c)	351	313
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (c)(d)	1,105	1,134
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	845	860
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (c)(d)	50	51
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (c)	53	54
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 4.968% 3/15/2041 (b)(c)(d)	796	798
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (c)(d)	89	91
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (c)(d)	60	63
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(d)	561	575
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(d)	985	1,016
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (c)	1,784	1,804
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(d)	450	460
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (c)(d)	1,380	1,417
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (b)(c)(d)	4,111	4,125
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.919% 12/15/2039 (b)(c)(d)	1,752	1,757
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (b)(c)(d)	365	366
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (b)(c)(d)	90	91
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.067% 4/15/2041 (b)(c)(d)	1,516	1,520
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (b)(c)(d)	3,803	3,775
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2039 (b)(c)(d)	1,911	1,921
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (b)(c)	3,361	3,376
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (b)(c)(d)	4,000	4,016
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (b)(c)(d)	6,000	6,016
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (b)(c)(d)	4,521	4,533
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 12/15/2044 (b)(c)(d)	3,997	4,009
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (b)(c)	887	874

225	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (b)(c)(d)	USD 454	$455
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	375	370
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (b)(c)(d)	750	767
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (b)(c)(d)	361	366
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (c)	154	152
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (b)(c)(d)	983	980
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	68	67
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (c)(d)	1,800	1,756
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (b)(c)	2,490	2,531
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (b)(c)(d)	3,062	3,079
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (a)(b)(c)	4,592	4,555
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (b)(c)(d)	1,697	1,675
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (b)(c)(d)	5,423	5,419
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (b)(c)(d)	1,928	1,929
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (b)(c)(d)	1,752	1,754
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (b)(c)(d)	2,236	2,244
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (b)(c)	476	473
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (c)(d)	1,216	1,230
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (b)(c)	808	812
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (b)(c)(d)	1,356	1,361
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	454	448
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (b)(c)(d)	2,419	2,426
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.217% 3/15/2042 (b)(c)(d)	1,358	1,365
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (b)(c)(d)	591	594
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (b)(c)(d)	3,625	3,685
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (b)(c)(d)	2,995	2,998
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (b)(c)(d)	2,549	2,557
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (b)(c)	857	830
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (c)	500	483
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	1,807	1,849
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (b)(c)(d)	190	195
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (b)(c)(d)	505	510
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (b)(c)(d)	1,081	1,097
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (b)(c)(d)	1,913	1,898
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (b)(c)(d)	1,555	1,548
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (b)(c)(d)	3,428	3,443
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (b)(c)(d)	708	710
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.367% 5/15/2039 (b)(c)(d)	486	487
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.139% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (a)(b)(c)	1,000	1,000
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.489% 5/15/2038 (b)(c)(d)	362	362
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (b)(c)(d)	500	500
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (b)(c)(d)	4,783	4,759
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	300	296
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (b)(c)(d)	691	682
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	505	496

Capital Group Fixed Income ETF Trust	226

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (c)	USD 40	$41
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(d)	225	232
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.144% 11/15/2057 (c)(d)	358	368
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (b)(c)(d)	180	181
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (b)(c)(d)	173	175
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (b)(c)(d)	100	101
		133,307
Total mortgage-backed obligations		567,645
Asset-backed obligations 23.66%
Other asset-backed securities 10.87%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (b)(c)	243	244
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (b)(c)	1,430	1,431
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (b)(c)	1,715	1,717
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (b)(c)	700	700
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (b)(c)	1,594	1,594
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (b)(c)	2,102	2,091
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (b)(c)	2,835	2,815
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (b)(c)	3,165	3,156
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (b)(c)	6,575	6,606
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class B, 6.688% 6/15/2056 (b)(c)	930	934
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (b)(c)	1,311	1,327
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (b)(c)	301	304
Altde Trust, Series 2026-1A, Class A, 5.521% 3/31/2051 (b)(c)	7,158	7,099
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (b)(c)	2,745	2,728
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (b)(c)	1,486	1,476
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (b)(c)	4,631	4,562
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (b)(c)	2,561	2,539
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (b)(c)	1,425	1,432
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (b)(c)	21	21
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (b)(c)	190	191
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (b)(c)	139	141
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (b)(c)	1,590	1,608
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (b)(c)	2,061	2,053
Capteris Equipment Finance, Series 2026-1A, Class B, 4.95% 9/20/2033 (b)(c)	3,320	3,291
Capteris Equipment Finance, Series 2026-1A, Class C, 5.18% 9/20/2033 (b)(c)	3,320	3,294
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (b)(c)	2,049	2,057
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (b)(c)	5,640	5,568
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (b)(c)	8,625	8,559
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (b)(c)	1,314	1,096
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (b)(c)	1,507	1,198
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (b)(c)	1,489	1,497
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (b)(c)	1,647	1,654
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (b)(c)	2,874	2,869
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (b)(c)	250	235
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (b)(c)	1,364	1,256
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (b)(c)	262	263
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (b)(c)	2,021	2,021
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (b)(c)	970	960
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (b)(c)	1,712	1,727
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (b)(c)	326	328
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (c)	1,452	1,466
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (b)(c)	1,992	1,999
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (b)(c)	3,609	3,593
Dext ABS, LLC, Series 2025-2, Class B, 4.66% 4/15/2036 (b)(c)	2,800	2,781
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (b)(c)	72	72
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (b)(c)	491	496
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (b)(c)	1,821	1,826
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (b)(c)	3,852	3,854

227	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (b)(c)	USD 492	$492
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (b)(c)	258	248
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (b)(c)	617	579
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (b)(c)	1,805	1,807
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (b)(c)	2,028	2,011
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A4, 4.96% 5/16/2033 (b)(c)	1,765	1,783
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class C, 5.44% 5/15/2034 (b)(c)	2,330	2,349
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (b)(c)	490	486
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (c)	612	614
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (b)(c)	2,289	2,297
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (b)(c)	1,282	1,288
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (b)(c)	4,441	4,446
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (b)(c)	8,544	8,426
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (b)(c)	277	278
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (b)(c)	830	834
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (b)(c)	358	296
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (b)(c)	907	910
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (b)(c)	1,164	1,166
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (b)(c)	1,958	1,964
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (b)(c)	1,907	1,909
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (b)(c)	3,178	3,178
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (b)(c)	1,039	1,039
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (b)(c)	5,027	4,908
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (b)(c)	1,020	1,026
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (b)(c)	1,001	1,000
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (b)(c)	992	988
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (b)(c)	1,015	1,012
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (b)(c)	643	638
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (b)(c)	748	742
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class C, 6.30% 11/17/2032 (b)(c)	709	714
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (b)(c)	1,787	1,773
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (b)(c)	2,544	2,538
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (b)(c)	2,716	2,709
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (b)(c)	610	608
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (b)(c)	2,813	2,796
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (b)(c)	2,244	2,234
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (b)(c)	3,801	3,783
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (b)(c)	4,272	4,267
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (b)(c)	5,000	4,986
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (b)(c)	128	128
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (b)(c)	657	660
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (b)(c)	1,288	1,285
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (b)(c)	860	863
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (b)(c)	293	293
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (b)(c)	764	765
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (b)(c)	1,632	1,620
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (b)(c)	2,969	2,982
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (c)	1,566	1,571
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (b)(c)	482	488
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (b)(c)	1,110	1,109
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (b)(c)	828	822
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (b)(c)	674	665
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (b)(c)	617	620
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (b)(c)	1,450	1,459
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (b)(c)	3,450	3,468
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (b)(c)	28	28
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (b)(c)	733	732
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (b)(c)	1,505	1,496
Reach Financial, LLC, Series 2026-2A, Class B, 4.81% 2/15/2035 (b)(c)	2,525	2,523
Reach Financial, LLC, Series 2026-2A, Class C, 5.35% 2/15/2035 (b)(c)	2,860	2,858
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (b)(c)	3,567	3,601
SLAM, LLC, Series 2026-1A, Class A, 5.547% 7/15/2051 (b)(c)	4,354	4,352

Capital Group Fixed Income ETF Trust	228

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (b)(c)	USD 932	$925
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (b)(c)	2,151	2,115
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	498	500
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	2,835	2,853
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (b)(c)	622	597
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (b)(c)	662	623
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (b)(c)	466	439
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (b)(c)	1,769	1,760
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (b)(c)	940	934
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (b)(c)	783	712
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (b)(c)	1,727	1,669
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (b)(c)	767	722
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (b)(c)	784	784
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (b)(c)	1,417	1,412
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (b)(c)	760	754
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (b)(c)	815	806
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (b)(c)	4,000	3,996
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (b)(c)	947	946
Upstart Securitization Trust, Series 2026-2, Class B, 5.08% 5/20/2036 (b)(c)	4,174	4,162
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (b)(c)	357	361
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (b)(c)	164	167
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (b)(c)	3,364	3,380
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (c)	1,937	1,935
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (b)(c)	652	658
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (b)(c)	625	634
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (b)(c)	2,825	2,852
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(b)(c)	2,693	2,668
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (b)(c)	566	567
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (b)(c)	154	154
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (b)(c)	667	670
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (b)(c)	708	711
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (b)(c)	216	216
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (b)(c)	2,105	2,091
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (b)(c)	320	317
		254,329

Auto loan 9.22%
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (b)(c)	36	36
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (b)(c)	1,042	1,044
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (b)(c)	168	168
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (b)(c)	1,820	1,851
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (b)(c)	1,759	1,766
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (b)(c)	187	187
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (b)(c)	1,431	1,441
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (b)(c)	242	243
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (b)(c)	311	311
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (b)(c)	384	384
AutoNation Finance Trust, Series 2026-1A, Class B, 4.42% 6/11/2031 (b)(c)	2,000	1,980
AutoNation Finance Trust, Series 2026-1A, Class C, 4.56% 10/14/2031 (b)(c)	2,000	1,981
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (b)(c)	193	194
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027 (b)(c)	667	669
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (b)(c)	259	261
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (b)(c)	289	293
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (b)(c)	627	628
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (b)(c)	770	783
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (b)(c)	700	712
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (b)(c)	2,001	1,975
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (b)(c)	2,919	2,945
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (c)	342	344
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030 (c)	1,329	1,332

229	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (c)	USD 1,441	$1,455
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (c)	787	788
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 5.11% 5/15/2031 (c)	3,000	2,999
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class D, 5.49% 5/15/2031 (c)	3,000	3,004
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (c)	923	917
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class C, 4.44% 11/17/2031 (c)	2,250	2,224
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (c)	455	454
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class C, 4.88% 2/17/2032 (c)	2,470	2,461
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (b)(c)	40	40
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (b)(c)	102	102
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (b)(c)	108	109
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (b)(c)	680	685
CPS Auto Receivables Trust, Series 2024-B, Class B, 6.04% 10/16/2028 (b)(c)	228	228
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (b)(c)	197	198
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (b)(c)	79	80
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (b)(c)	100	101
CPS Auto Receivables Trust, Series 2024-B, Class C, 6.28% 7/15/2030 (b)(c)	2,000	2,014
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (b)(c)	1,929	1,933
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (b)(c)	823	821
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (b)(c)	2,629	2,640
CPS Auto Trust, Series 2025-D, Class C, 4.85% 2/17/2032 (b)(c)	1,423	1,420
CPS Auto Trust, Series 2026-A, Class C, 4.63% 5/17/2032 (b)(c)	4,000	3,967
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (b)(c)	2,744	2,732
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (b)(c)	1,513	1,503
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (b)(c)	292	292
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (b)(c)	1,130	1,125
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class B, 4.96% 6/16/2036 (b)(c)	460	456
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (b)(c)	330	327
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	149	149
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	1,114	1,115
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (c)	723	730
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (c)	1,090	1,092
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (c)	1,849	1,855
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (c)	497	499
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (b)(c)	380	383
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028 (c)	96	96
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (c)	147	148
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (c)	353	354
Exeter Automobile Receivables Trust, Series 2024-1A, Class D, 5.84% 6/17/2030 (c)	574	580
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	420	418
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (c)	542	543
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (c)	423	426
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (c)	912	903
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (c)	615	611
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (c)	665	662
Exeter Automobile Receivables Trust, Series 2026-1A, Class C, 4.40% 5/17/2032 (c)	4,000	3,944
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	145	145
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (c)	1,682	1,670
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (c)	3,000	3,004
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (b)(c)	716	714
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (b)(c)	1,013	1,005
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	2,077	2,084
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (b)(c)	253	253
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (b)(c)	79	79
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (b)(c)	1,083	1,087
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (b)(c)	2,652	2,664
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (b)(c)	1,303	1,311
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (b)(c)	837	847
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (b)(c)	1,307	1,307
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (b)(c)	746	753
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (b)(c)	1,678	1,676
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07% 11/15/2030 (b)(c)	3,000	3,012

Capital Group Fixed Income ETF Trust	230

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-1A, Class D, 5.61% 11/15/2030 (b)(c)	USD 3,000	$3,035
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (b)(c)	2,374	2,364
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (b)(c)	2,748	2,730
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (b)(c)	2,699	2,692
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (b)(c)	220	222
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (b)(c)	773	795
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (b)(c)	1,888	1,888
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (c)	219	220
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (c)	624	628
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (b)(c)	250	247
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (b)(c)	502	498
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (b)(c)	281	283
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (b)(c)	1,449	1,463
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (b)(c)	349	358
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (b)(c)	1,616	1,617
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (b)(c)	3,709	3,714
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (b)(c)	2,999	3,009
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (b)(c)	1,610	1,614
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (b)(c)	1,643	1,645
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/26/2031 (b)(c)	2,000	2,020
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (b)(c)	2,878	2,880
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (b)(c)	2,646	2,622
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class B, 4.16% 5/15/2030 (b)(c)	2,800	2,776
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (b)(c)	3,113	3,078
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (b)(c)	402	403
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (b)(c)	608	613
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (b)(c)	367	369
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (b)(c)	444	449
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (b)(c)	507	510
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (b)(c)	410	411
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (b)(c)	148	148
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (b)(c)	175	179
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (c)	1,601	1,607
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (c)	793	795
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (c)	857	861
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (b)(c)	722	718
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (b)(c)	1,037	1,038
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (b)(c)	422	424
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (b)(c)	1,993	1,990
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class B, 6.211% 7/25/2034 (b)(c)	5,000	4,993
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class A4, 5.62% 2/26/2035 (b)(c)	1,468	1,467
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	253	253
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (c)	1,517	1,525
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (c)	900	903
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (c)	124	125
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27% 1/15/2032 (c)	3,491	3,470
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (c)	3,988	3,965
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (b)(c)	351	352
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (b)(c)	193	194
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (b)(c)	617	621
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (b)(c)	479	476
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (b)(c)	224	222
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (b)(c)	224	222
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (b)(c)	1,846	1,851
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (b)(c)	2,013	2,015
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (b)(c)	692	694
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (b)(c)	1,707	1,704
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (c)	679	681
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (c)	659	665
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(c)(g)	3,129	1,815
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (b)(c)	4,906	4,891
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (b)(c)	7,485	7,496

231	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (b)(c)	USD 1,586	$1,587
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (b)(c)	36	36
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (b)(c)	1,947	1,945
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (b)(c)	1,019	1,020
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (b)(c)	141	141
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (b)(c)	77	78
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (b)(c)	423	424
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (b)(c)	523	526
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (b)(c)	703	714
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (b)(c)	1,176	1,178
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (b)(c)	1,945	1,948
Westlake Automobile Receivables Trust, Series 2026-P1, Class B, 4.28% 4/15/2031 (b)(c)	1,750	1,731
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (b)(c)	1,343	1,334
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (b)(c)	3,000	3,002
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (b)(c)	1,797	1,792
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (b)(c)	1,738	1,733
Westlake Automobile Receivables Trust, Series 2026-P1, Class C, 4.38% 8/15/2031 (b)(c)	1,500	1,483
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (b)(c)	4,669	4,651
Wheels Fleet Lease Funding, LLC, Series 2026-1, Class A2A, 4.30% 4/18/2039 (b)(c)	2,008	2,004
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (b)(c)	1,300	1,306
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (b)(c)	959	963
		215,831

Collateralized loan obligations 2.27%
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (b)(c)(d)	416	416
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 1/20/2033 (b)(c)(d)	699	700
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (b)(c)(d)	1,260	1,260
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (b)(c)(d)	4,794	4,789
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (b)(c)(d)	3,002	3,004
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 4.911% 11/21/2033 (b)(c)(d)	3,809	3,812
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 4/19/2034 (b)(c)(d)	1,368	1,369
CIFC Funding CLO, Ltd., Series 2023-2A, Class AR, (3-month USD CME Term SOFR + 1.13%) 4.802% 1/21/2037 (b)(c)(d)	3,413	3,416
Dryden 37 Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.035% 1/15/2031 (b)(c)(d)	16	16
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (b)(c)(d)	2,077	2,077
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class AR, (3-month USD CME Term SOFR + 1.24%) 4.906% 1/23/2037 (b)(c)(d)	4,000	4,002
GCRED BSL CLO 1, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.714% 1/20/2034 (b)(c)(d)	4,000	3,999
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.795% 7/20/2035 (b)(c)(d)	1,103	1,103
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.715% 10/20/2034 (b)(c)(d)	2,279	2,277
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (b)(c)(d)	693	693
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (b)(c)(d)	618	618
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.667% 7/24/2031 (b)(c)(d)	71	71
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 4.967% 7/24/2031 (b)(c)(d)	889	889

Capital Group Fixed Income ETF Trust	232

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Parallel, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.065% 7/20/2036 (b)(c)(d)	USD 3,000	$3,003
Sound Point CLO IV-R, Ltd., Series 2013-3RA, Class A, (3-month USD CME Term SOFR + 1.412%) 5.087% 4/18/2031 (b)(c)(d)	56	56
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.767% 4/20/2035 (b)(c)(d)	1,328	1,327
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.713% 4/15/2032 (b)(c)(d)	826	826
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (b)(c)(d)	1,134	1,133
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (b)(c)(d)	3,229	3,231
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (b)(c)(d)	2,666	2,668
Trinitas CLO XII, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.217% 4/25/2033 (b)(c)(d)	1,318	1,319
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.865% 1/20/2037 (b)(c)(d)	1,000	1,001
Vibrant CLO, Ltd., Series 2023-16A, Class A1A2, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (b)(c)(d)	4,130	4,132
		53,207

Credit card 1.16%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (b)(c)	5,000	5,005
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (b)(c)	574	577
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (b)(c)	230	231
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	668	670
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	2,110	2,128
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (b)(c)	2,151	2,141
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (b)(c)	2,541	2,536
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (b)(c)	1,200	1,198
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (b)(c)	2,591	2,588
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (b)(c)	995	992
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (b)(c)	427	425
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (b)(c)	2,988	2,976
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (c)	2,157	2,176
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (c)	3,374	3,383
		27,026

Student loan 0.14%
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (b)(c)	3,118	3,118
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (b)(c)(d)	153	154
		3,272
Total asset-backed obligations		553,665
Bonds & notes of governments & government agencies outside the U.S. 0.74%
Colombia 0.31%
Colombia (Republic of) 5.375% 1/21/2029	7,270	7,257

Saudi Arabia 0.19%
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (b)	4,540	4,452

Mexico 0.18%
United Mexican States 5.00% 5/7/2029	4,210	4,221

233	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (CGSD) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Chile 0.06%
Chile (Republic of) 4.85% 1/22/2029	USD 1,335	$1,347
Total bonds & notes of governments & government agencies outside the U.S.		17,277
U.S. Treasury bonds & notes 0.63%
U.S. Treasury 0.63%
U.S. Treasury 4.125% 6/30/2028	8,021	8,017
U.S. Treasury 4.125% 6/15/2029 (h)	6,861	6,856
		14,873
Total U.S. Treasury bonds & notes		14,873
Loans 0.15%
Asset-backed obligations 0.09%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (b)(d)(g)(i)	2,028	2,020

Financials 0.06%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(d)(g)(i)	1,404	1,413
Total loans		3,433
Municipals 0.06%
Illinois 0.06%
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	1,470	1,482
Total bonds, notes & other debt instruments (cost: $2,283,096,000)		2,280,168
Short-term securities 5.00%	Shares
Money market investments 5.00%
Capital Group Central Cash Fund 3.70% (j)(k)	1,170,339	117,022
Total short-term securities (cost: $117,016,000)		117,022
Total investment securities 102.42% (cost: $2,400,112,000)		2,397,190
Other assets less liabilities (2.42)%		(56,681)
Net assets 100.00%		$2,340,509
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.8465%	Annual	SOFR	Annual	5/15/2028	USD735,000	$(1,987)	$—	$(1,987)
SOFR	Annual	3.1665%	Annual	9/18/2034	56,900	3,474	—	3,474
SOFR	Annual	3.745%	Annual	3/13/2036	91,000	1,923	—	1,923
						$3,410	$—	$3,410

Capital Group Fixed Income ETF Trust	234

Capital Group Short Duration Income ETF (CGSD) (continued)
Investments in affiliates (k)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 5.00%
Money market investments 5.00%
Capital Group Central Cash Fund 3.70% (j)	$89,376	$452,909	$425,264	$15	$(14)	$117,022	$1,485

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $973,360,000, which represented
41.59% of the net assets of the fund.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Purchased on a TBA basis.
(f)	Represents securities transacted on a TBA basis.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $5,526,000, which represented 0.24% of the net assets of the fund.
(i)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(j)	Rate represents the seven-day yield at 6/30/2026.
(k)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
GO = General Obligation
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

235	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 92.22%	Principal amount (000)	Value (000)
Alabama 3.60%
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	USD 1,000	$1,040
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2031 (preref. 1/1/2027)	1,385	1,402
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2033	1,055	1,068
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 12/1/2029	1,000	1,042
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2030	2,700	2,843
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.00% 12/1/2030	1,000	1,052
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2031	5,305	5,606
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 12/1/2031	750	787
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	4,900	5,135
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	2,235	2,314
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	800	853
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	6,495	6,512
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	2,055	2,061
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	1,310	1,385
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	2,240	2,260
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2035 (preref. 9/1/2026)	1,250	1,255
Health Care Auth., Baptist Health, An Affiliate of UAB Health System, Series 2023-A, 5.00% 11/15/2029	1,000	1,052
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	1,250	1,349
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	195	201
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	555	557
Housing Fin. Auth., Multi Family Housing Rev. Bonds (The Grove at Foley Beach), Series 2026-B, 3.10% 8/1/2030 (put 8/1/2029)	2,875	2,877
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	1,015	1,030
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2032	1,000	1,107
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	1,215	1,275
Midcity Improvement Dist., Special Assessment Rev. Bonds, Series 2022, 3.875% 11/1/2027	105	104
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 2.75% 7/15/2034 (put 3/15/2029)	650	647
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 1), Series 2024-A, 5.00% 8/1/2054 (put 4/1/2032)	1,000	1,065
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	4,000	4,220
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	2,000	2,069
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	920	854
		55,022
Alaska 0.20%
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 10/1/2026	300	302
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,000	1,001
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2021-A, Class 1, 5.00% 6/1/2028	1,650	1,717
		3,020
Arizona 3.31%
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.00% 7/1/2046	325	325
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2027	500	510
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2028	625	652
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund - Kestrel Verifiers), Series 2021-A, 4.00% 11/1/2026	1,000	1,003
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029 (a)	135	135
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	1,325	1,329
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,975	4,016
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.913% 5/20/2033 (b)(c)	368	11
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2028	2,000	2,111
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	290	293

Capital Group Fixed Income ETF Trust	236

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	USD 500	$494
City of Mesa, Utility Systems Rev. Obligations, Series 2026-B, 5.00% 7/1/2027	1,725	1,768
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 2.60% 11/15/2052 (c)	13,500	13,500
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 2.80% 11/15/2052 (c)	15,200	15,200
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	295	297
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	475	508
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	2,000	2,043
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,000	1,002
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2028	700	735
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	1,000	1,139
Transportation Board, Highway Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2029	2,495	2,495
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2027	500	511
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2029	550	587
		50,664
Arkansas 0.03%
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	480	485
California 12.29%
Alvord Unified School Dist., GO Bonds, CAB, 2007 Election, Series 2011-B, AGI, 0% 8/1/2036	1,000	688
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	6,850	6,917
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2027	295	296
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2028	570	574
Clovis Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2002-B, NATL, 0% 8/1/2027	1,000	974
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2033	625	502
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	2,395	2,433
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	2,405	2,440
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	4,000	4,245
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	4,205	4,477
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	1,270	1,343
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	1,500	1,599
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	1,390	1,477
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	2,000	2,090
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	1,000	939
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 5/1/2029	1,000	925
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	3,000	2,999
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2030	400	422
Enterprise Dev. Auth., Rev. Bonds (Milken Community School Project), Series 2026-A, 5.00% 7/1/2033	290	323
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2032	245	261
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	500	520
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.125% 1/15/2028	1,000	1,058
GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	3,000	3,189
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Santa Monica Christian Towers), Series 2026-I, 2.60% 10/1/2047 (put 4/1/2030)	375	371
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	917	911
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	463	452
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)	7,000	6,998

237	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2028	USD 1,000	$1,020
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2029	600	642
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 9/2/2028	675	676
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2027	1,085	1,106
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2030	400	438
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2029	1,105	1,172
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2029	1,190	1,262
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2027	1,080	1,107
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	6,735	6,966
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	2,645	2,836
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	825	886
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2032	1,000	1,108
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	530	587
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2032	2,000	2,216
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2027	1,415	1,450
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-A, 5.00% 1/1/2030	1,405	1,489
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	1,950	2,100
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	405	453
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2027	375	384
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2031	2,500	2,800
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2032	760	868
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	2,810	2,837
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-B, 3.00% 7/1/2031	1,835	1,826
Madera Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2007, NATL, 0% 8/1/2028	1,000	943
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2031	685	594
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	2,000	2,182
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2000-B, 0% 8/1/2031	1,295	1,120
Monrovia Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, AGI, 0% 8/1/2029	1,000	920
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	450	485
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027 (a)	110	110
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 4.50% 9/1/2034	200	209
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	125	125
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palmdale Family Apartments), Series 2025-A-1, 2.95% 1/1/2056 (put 1/1/2028)	1,590	1,593
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Zenith on 25th), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	1,860	1,869
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	800	862
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	501
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2031	100	100
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2030	130	133
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 2.95% 7/1/2041 (put 10/1/2026)	4,000	3,997
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2026-A, AMT, 2.875% 3/1/2056 (put 9/15/2026)	4,140	4,139
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	630	635
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026)	1,945	1,945
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2029	1,000	1,049
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2027	145	149

Capital Group Fixed Income ETF Trust	238

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2028	USD 190	$198
Oxnard Union High School Dist., GO Bond Anticipation Notes, Series 2025, 6.00% 2/1/2030	3,330	3,724
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	265	265
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)	500	506
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (a)	800	800
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2028	1,120	1,185
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2031	3,855	4,301
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2032	4,265	4,830
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2026	3,000	3,006
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	2,835	3,016
Robla School Dist., GO Bonds, CAB, 1992 Election, Series 2003-D, 0% 8/1/2026	2,110	2,105
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	735	740
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	65	65
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	150	153
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	195	202
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	245	256
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,155	1,162
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-A-2, AMT, 5.00% 5/1/2029	1,000	1,059
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)	1,920	1,944
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-B-2, 5.00% 5/1/2031	730	815
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,235	1,373
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, NATL, 0% 9/1/2031	2,500	2,160
San Mateo Union High School Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 9/1/2030	1,000	1,106
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, NATL, 0% 8/1/2030	435	387
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	1,910	2,006
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	1,560	1,562
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2031	655	717
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	90	92
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-A, 5.00% 10/1/2028 (a)	3,300	3,457
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (a)	2,000	2,219
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2029	425	446
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2030	450	478
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2030	1,410	1,499
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, NATL, 0% 8/1/2026	500	499
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	1,250	1,181
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	10,675	11,649
Regents of the University of California, General Rev. Bonds, Series 2026-CF, 5.00% 11/15/2032	1,515	1,720
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	1,135	1,185
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2031	2,000	2,231
Various Purpose GO Rev. Ref. Bonds, Series 2021, 5.00% 10/1/2029	2,000	2,160
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2030	750	816
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2030	3,250	3,563
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2033	1,500	1,714
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2026	200	201

239	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2024-B, 5.00% 8/1/2026	USD 2,605	$2,610
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,035	1,039
Wright Elementary School Dist., GO Bonds, CAB, Series 2003-A, NATL, 0% 8/1/2028	435	408
		188,122
Colorado 1.50%
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	425	426
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.125% 12/1/2034	745	747
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2028	400	421
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2030	205	222
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,285	1,285
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	1,000	1,047
E-470 Public Highway Auth., Rev. Bonds, Series 2026-B, (3-month USD-SOFR x 0.67 + 0.70%) 3.13% 9/1/2039 (put 9/1/2028) (c)	985	984
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 4.15% 12/1/2030	935	937
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	840	874
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,000	1,022
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	120	121
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	2,835	3,106
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2029	1,000	1,056
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-D, 3.22% 5/15/2061 (put 8/17/2026) (c)	3,500	3,500
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	415	421
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Fitzsimons Gateway Apartment Project), Series 2024-B, 3.18% 9/1/2028 (put 9/1/2027)	1,160	1,165
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	1,060	1,063
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	1,370	1,356
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	965	1,069
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	1,500	1,677
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	518	514
		23,013
Connecticut 1.37%
GO Bonds, Series 2022-A, 4.00% 1/15/2027	1,000	1,008
GO Bonds, Series 2021-A, 4.00% 1/15/2028	110	113
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035	1,075	1,075
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2016-A-2, 2.00% 7/1/2042 (put 7/1/2026)	225	225
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2016-A-1, 2.75% 7/1/2042 (c)	14,800	14,800
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-4, 2.75% 7/1/2057 (c)	2,300	2,300
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	460	451
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 4.25% 11/15/2043	145	145
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	75	75
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	430	436
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	335	338
		20,966
Delaware 0.18%
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	2,555	2,767

Capital Group Fixed Income ETF Trust	240

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia 1.78%
GO Bonds, Series 2026-A, 5.00% 6/1/2027	USD 2,000	$2,047
GO Bonds, Series 2026-A, 5.00% 6/1/2028	1,500	1,574
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2027	900	921
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2028	715	750
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	315	325
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	2,430	2,501
Housing Fin. Agcy., Multi Family Rev. Bonds, Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	735	738
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2026-A, 6.25% 12/1/2056	8,070	9,020
Income Tax Secured Rev. Ref. Bonds, Series 2019-C, 5.00% 10/1/2026	2,710	2,726
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2030	1,000	1,089
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	1,000	1,046
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2029	1,485	1,580
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2029	1,570	1,670
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,250	1,287
		27,274
Florida 6.61%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-2, 3.75% 10/1/2030	235	235
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2029	420	433
Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2022, 4.125% 5/1/2027	325	326
County of Brevard, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Place Apartments), Series 2025, 3.30% 2/1/2028 (put 2/1/2027)	565	566
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	2,885	2,887
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026	1,000	1,003
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2035 (preref. 7/1/2026)	3,630	3,630
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	135	137
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 4.00% 5/1/2030	470	469
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	2,185	2,218
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	750	756
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 4.50% 7/1/2032 (a)	3,305	3,316
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2026, AMT, 4.35% 4/1/2037 (put 4/2/2031)	6,000	6,047
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	250	253
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2041 (preref. 6/1/2027)	2,765	2,804
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2029	15,000	16,049
Florida Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Amberwood Lofts), Series 2026-J, 3.00% 7/1/2044 (put 7/1/2029)	1,270	1,271
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.30% 5/1/2029	385	383
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	400	398
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	245	244
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2030	615	647
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 5.00% 10/1/2028	1,500	1,571
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Lakewood Terrace Apartments), Series 2026, 2.90% 7/1/2043 (put 7/1/2028)	455	456
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	1,385	1,390
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	700	704
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	1,795	1,796
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	1,325	1,313
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	1,555	1,539
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	235	256
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	2,005	2,198
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2026-3, 6.25% 7/1/2057	7,300	8,350
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Magnolia Trail), Series 2025-Z, 3.15% 7/1/2043 (put 1/1/2029)	1,625	1,630

241	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Arbours at Emerald Springs), Series 2025-L, 3.15% 12/1/2028 (put 12/1/2027)	USD 295	$296
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	270	270
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Mariposa Grove), Series 2025-R, 3.15% 1/1/2044 (put 1/1/2029)	3,110	3,116
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Southward Village CNI Phase 2), Series 2025-T, 3.20% 12/1/2044 (put 12/1/2028)	695	697
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (URICK Street Apartments), Series 2025-P-2, 3.20% 7/1/2029 (put 7/1/2028)	2,525	2,533
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Village At Lake Forest), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,830	1,836
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Project), Series 2017, 4.30% 5/1/2027 (a)	110	111
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Phase 4 Project), Series 2019, 3.80% 5/1/2049	135	136
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	435	467
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	235	232
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Avella North Port), Series 2026, 2.95% 1/1/2060 (put 7/1/2029)	2,565	2,567
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028	60	61
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.20% 11/15/2030 (a)	340	342
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	315	315
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2027	950	975
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Bonita Pointe), Series 2026, FHA, 2.65% 4/1/2029 (put 4/1/2028)	685	680
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Residences At Palm Court), Series 2025-B, 2.95% 9/1/2029 (put 9/1/2028)	1,210	1,207
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 3.45% 11/1/2041 (put 11/2/2026)	510	511
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	500	499
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2027	1,190	1,205
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2028	940	970
City of North Port, West Villages Improvement Dist., Special Assessment Rev. Bonds (Unit of Dev. No. 8), Series 2021, 3.125% 5/1/2031	525	497
Northlake Stewardship Dist., Special Assessment Bonds (Pod A - Assessment Area Two), Series 2026, 4.10% 5/1/2031	325	325
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,000	1,001
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2033	1,240	1,245
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2026-A, 5.00% 10/1/2027	1,760	1,812
Osceola County Housing Fin. Auth., Multi Family Housing Rev. Bonds (Crestwood Apartments), Series 2026-B, 2.65% 9/1/2043 (put 9/1/2028)	185	183
Osceola County Housing Fin. Auth., Multi Family Housing Rev. Bonds (San Jose Apartments), Series 2026-A, 2.75% 4/1/2029 (put 4/1/2028)	2,750	2,745
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	1,420	1,428
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 3.125% 9/1/2028	100	99
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 3.25% 9/1/2030	200	198
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.00% 5/1/2032	1,535	1,453
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-C, 3.20% 5/1/2032	1,480	1,400
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Bonds (Assessment Area 3, Phase 2), Series 2021, 3.10% 5/1/2031	310	300
Talavera Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 3.85% 5/1/2030	440	436
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2021-B, 5.00% 7/1/2026	905	905
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030 (a)	120	120

Capital Group Fixed Income ETF Trust	242

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 3.55% 5/1/2030	USD 1,000	$1,002
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 3.80% 5/1/2028	740	744
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (a)	210	211
Windward at Lakewood Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 2 Project), Series 2022, 3.25% 5/1/2027	195	193
Woodlands Section 9 Community Dev. Dist., Special Assessment Bonds, Series 2026, 4.25% 5/1/2031	600	594
		101,192
Georgia 2.50%
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Auburn Square), Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,675	1,683
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Garson Drive Project), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	205	205
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Martin House), Series 2025, 3.20% 5/1/2029 (put 5/1/2028)	810	812
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	250	251
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Green Bonds, Series 2026, 5.00% 11/1/2031	2,000	2,228
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1994-5, 3.70% 10/1/2032 (put 6/13/2028)	455	462
Cherokee County Water and Sewer Auth., Water and Sewerage Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2033	100	100
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	290	291
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	145	145
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	580	595
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2028	450	467
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	500	471
GO Rev. Ref. Bonds, Series 2026-C-4, 4.00% 12/1/2031	15,000	15,966
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	300	300
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	948	973
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	1,500	1,519
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	5,490	5,513
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	1,000	1,056
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	335	360
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2023-A, AGI, 5.00% 7/1/2027	350	359
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2029	1,390	1,451
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2028	1,270	1,316
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2029	1,655	1,746
		38,269
Guam 0.10%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	1,000	1,056
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2032	285	307
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2033	155	168
		1,531
Hawaii 0.69%
Highway Rev. Bonds, Series 2026-B, 5.00% 1/1/2030	6,730	7,285
City and County of Honolulu, GO Bonds, Series 2023-A, 5.00% 7/1/2026	1,000	1,000
City and County of Honolulu, GO Bonds, Series 2023-B, 5.00% 7/1/2026	1,260	1,260
City and County of Honolulu, GO Bonds, Series 2017-A, 5.00% 9/1/2026	1,050	1,054
		10,599

243	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Idaho 0.05%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	USD 205	$211
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2026-A, 6.00% 1/1/2057	550	617
		828
Illinois 2.99%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	1,000	1,065
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	350	360
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	750	783
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2030	150	156
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2032	470	504
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	1,000	1,006
City of Chicago, Multi Family Housing Rev. Bonds (Sacred Apartments), Series 2025-B, 3.40% 6/1/2029 (put 6/1/2028)	3,000	3,026
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,057
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2030	1,430	1,544
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-A, NATL, 6.00% 7/1/2029	1,000	1,048
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2030	295	312
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2032	190	204
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	135	136
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027	225	225
Fin. Auth., Rev. Bonds (Ascension Health Alliance), Series 2016-C, 5.00% 2/15/2041 (preref. 2/15/2027)	710	720
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)	535	541
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2029	540	544
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2030	2,500	2,663
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025-B-2, 3.65% 5/1/2031	2,250	2,251
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-C, 5.00% 7/1/2028	300	315
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-C, 5.00% 7/1/2030	465	507
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2027	485	486
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2029	515	515
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	400	399
GO Bonds, Series 2025-C, 5.25% 9/1/2032	4,000	4,461
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	740	744
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2023, 2.80% 8/1/2028 (put 4/1/2028)	795	794
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/2028)	330	330
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Lakeside Tower), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	305	306
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA, 3.60% 8/1/2032 (put 8/1/2028)	1,900	1,916
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	1,955	1,933
Housing Dev. Auth., Rev. Social Bonds, Series 2026-E, 6.50% 10/1/2056	5,885	6,772
County of Kane, Toll Bridge Rev. Bonds, Series 2018, 4.25% 12/15/2048 (preref. 12/15/2028)	1,085	1,126
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	635	539
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	500	401
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026	1,530	1,536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027	605	622
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2027	665	647
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 1994, NATL, 0% 6/15/2029	40	36

Capital Group Fixed Income ETF Trust	244

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2034	USD 1,000	$1,103
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2027	975	977
United City of Yorkville, Special Service Area Nos. 2006-113, Ad Valorem Tax Bonds (Cannonball/Beecher Road Project), Series 2007, 5.75% 3/1/2028	140	140
		45,750
Indiana 0.59%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	1,000	1,033
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2028	835	880
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2027	1,050	1,072
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2026	1,000	1,001
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2/1/2030	840	891
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2030	1,040	1,084
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	170	166
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2035	1,000	1,000
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	140	145
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	1,665	1,698
		8,970
Iowa 0.87%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	475	481
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	780	779
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2029	380	394
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	10,050	10,086
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027	580	596
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2030	280	297
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2031	275	293
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	420	424
		13,350
Kansas 0.31%
Dev. Fin. Auth., Multi Family Housing Rev. Bonds (Floret Hill), Series 2026-F, 3.05% 12/1/2043 (put 12/1/2028)	1,850	1,858
Dev. Fin. Auth., Multi Family Rev. Bonds (Emerald Apartments), Series 2026-C, 3.10% 9/1/2028 (put 9/1/2027)	1,000	1,002
Dev. Fin. Auth., Multi Family Rev. Bonds (Seasons), Series 2025-F, 2.95% 9/1/2059 (put 9/1/2027)	1,000	1,000
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments), Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	820	823
		4,683
Kentucky 2.71%
County of Carroll, Environmental Facs., Rev. Bonds (Kentucky Utilities Co. Project), Series 2004-A, AMT, 1.75% 10/1/2034 (put 9/1/2026)	2,000	1,991
County of Carroll, Environmental Facs., Rev. Bonds (Kentucky Utilities Co. Project), Series 2016-A, 1.55% 9/1/2042 (put 9/1/2026)	2,000	1,992
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	935	940
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2033	700	730
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	1,150	1,172
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,790	1,793
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	1,000	1,004
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,025	1,029
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	530	460
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2020, 3.875% 6/1/2040 (put 9/1/2028)	2,500	2,543

245	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2027	USD 2,000	$2,011
City of Pikeville, Educational Facs. Rev. Bond Anticipation Notes (University of Pikeville - College of Dental Medicine), Series 2026, 3.80% 8/1/2028	515	515
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	1,000	1,012
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	4,070	4,132
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	3,000	3,151
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	8,945	9,481
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2028	5,215	5,421
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	1,000	974
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	1,000	1,105
		41,456
Louisiana 0.95%
Housing Corp., Multi Family Housing Rev. Bonds (BW Cooper Senior Project), Series 2025, 3.20% 8/1/2029 (put 8/1/2028)	625	627
Housing Corp., Multi Family Housing Rev. Bonds (Capstone at Covington Place Project), Series 2025, 3.10% 5/1/2043 (put 5/1/2028)	1,145	1,147
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	2,630	2,632
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	1,780	1,910
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	565	566
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	500	527
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	450	457
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-D, 3.00% 6/1/2037 (put 7/2/2029)	6,700	6,716
		14,582
Maine 0.10%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	115	122
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2036	1,280	1,371
		1,493
Maryland 2.30%
County of Baltimore, GO Metropolitan Dist. Rev. Bonds, Series 2024-A, 5.00% 7/1/2026	1,630	1,630
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,025	1,045
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 2.95% 6/1/2027 (a)	175	174
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.05% 6/1/2028 (a)	190	188
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.15% 6/1/2029 (a)	200	198
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-A-1, 5.00% 6/1/2029	195	209
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2029	3,385	3,638
GO Bonds, State and Local Facs. Loan of 2026, Series 2026, 5.00% 6/1/2030	15,000	16,389
County of Harford, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 10/1/2028	2,865	3,027
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2029	500	516
Health and Higher Educational Facs. Auth., Rev. Bonds (The Johns Hopkins Health System Issue), Series 2025-A, 5.00% 5/15/2032	1,080	1,208
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 8/1/2027	1,455	1,496
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2018-A, 5.00% 7/15/2029	350	368

Capital Group Fixed Income ETF Trust	246

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Prince George, GO Consolidated Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2027	USD 2,865	$2,939
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2029	650	701
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-2, 5.00% 6/1/2028	1,500	1,534
		35,260
Massachusetts 1.61%
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2026-B-2, 5.00% 10/1/2042 (put 10/1/2031)	1,065	1,172
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-3, 4.75% 12/1/2029 (a)	2,700	2,701
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2028	4,665	4,859
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2031	3,545	3,915
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	540	613
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	455	461
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	765	754
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2001-J-2, 2.65% 7/1/2031 (c)	4,800	4,800
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	1,170	1,156
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2017-A-2, 5.00% 7/1/2026	1,035	1,035
Dept. of Transportation Metropolitan Highway System Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2027	1,480	1,498
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2026-D, 5.00% 8/1/2029	1,500	1,613
		24,577
Michigan 1.33%
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2027	1,000	1,013
City of Grand Rapids Econ. Dev. Corp., Rev. Bonds (Beacon Hill at Eastgate Project), Series 2025-B-3, 4.125% 11/1/2030	4,000	4,002
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,790	1,902
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2031	1,075	1,173
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	1,020	1,025
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	1,060	1,072
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Kalamazoo Community Courtyard Project), Series 2025, 5.00% 12/1/2027 (put 12/1/2026)	1,500	1,512
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	2,230	2,233
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Trumbull Apartments Project), Series 2026, 4.00% 10/1/2029 (put 10/1/2028)	800	817
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2024-A, 3.70% 4/1/2030	30	30
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	450	450
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	590	591
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	760	765
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,260	1,247
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-B, 3.90% 8/15/2031 (a)	275	273
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	2,090	2,089
Trunk Line Fund Bonds (Rebuilding Michigan Program), Series 2020-B, 5.00% 11/15/2027	100	103
		20,297
Minnesota 2.78%
GO State Trunk Highway Rev. Ref. Bonds, Series 2025-B, 5.00% 8/1/2030	1,795	1,964
County of Hennepin, Housing and Redev. Auth., Multi Family Rev. Bonds (South Haven and Summit Point Apartments Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	1,720	1,724
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	100	93
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	605	606
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2026-A, 6.00% 7/1/2056	2,275	2,554
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-C, 2.80% 11/15/2064 (c)	8,925	8,925
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-C, 2.60% 4/1/2066 (c)	15,525	15,525

247	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
City of Rochester, Multi Family Housing Rev. Bonds (The Commons at Bear Creek), Series 2026, 2.95% 1/1/2060 (put 2/1/2029)	USD 1,260	$1,261
Various Purpose GO Bonds, Series 2022-A, 5.00% 8/1/2026	1,685	1,688
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2028	4,350	4,576
Various Purpose GO Bonds, Series 2025-D, 5.00% 8/1/2028	3,050	3,208
County of Washington, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Red Rock Manor Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	405	406
		42,530
Mississippi 1.09%
Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 3.05% 6/1/2043 (c)	15,375	15,375
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	1,275	1,280
		16,655
Missouri 0.70%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2032	750	825
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2028	445	445
Highways and Transportation Commission, State Road Bonds (State Appropriations Mega Projects), Series 2025-A, 5.00% 5/1/2027	1,025	1,047
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	915	979
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	340	375
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	2,905	3,207
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	855	934
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	2,480	2,767
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	190	191
		10,770
Montana 0.38%
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-3, 4.10% 11/15/2031	120	120
Board of Housing, Multi Family Housing Rev. Bonds (Aspen Village Apartments Project), Series 2025, 2.90% 12/1/2028 (put 12/1/2026)	1,825	1,824
Board of Housing, Multi Family Housing Rev. Bonds (Aurora Apartments), Series 2024, 3.32% 7/1/2046 (put 2/1/2028)	1,245	1,251
Board of Housing, Multi Family Housing Rev. Bonds (Hidden Creek 4 Project), Series 2026, 3.05% 11/1/2046 (put 5/1/2029)	340	341
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	361	370
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, FHA, 4.25% 12/1/2045	635	637
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	1,235	1,247
		5,790
Nebraska 0.28%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	435	437
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	80	80
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2026-A, 6.25% 3/1/2055	1,950	2,180
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2026-A, 5.00% 2/1/2030	1,000	1,082
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2026-A, 5.00% 2/1/2032	500	558
		4,337

Capital Group Fixed Income ETF Trust	248

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada 0.55%
Clark County School Dist., Limited Tax GO Building Bonds, Series 2022-A, 5.00% 6/15/2031	USD 500	$550
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2026	290	290
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	350	323
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	215	220
Housing Division, Multi Unit Housing Rev. Bonds (Nevada Portfolio), Series 2026, 3.15% 6/1/2029 (put 6/1/2028)	3,420	3,438
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.15% 1/1/2045 (put 7/1/2029)	310	310
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 5.00% 6/1/2028	100	102
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 5.00% 6/1/2030	200	206
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2028	345	353
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2027	250	254
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.75% 6/1/2027	135	137
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.50% 6/1/2030	285	294
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.00% 6/1/2031	120	121
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2027	350	359
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2027 (a)	250	253
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2028 (a)	185	190
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2031	1,000	1,000
		8,400
New Hampshire 0.42%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	235	234
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	415	434
Health and Education Facs. Auth., Rev. Bonds (Riverwoods at Exeter Issue), Series 2024, 5.00% 10/1/2026	245	246
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-C, 6.50% 7/1/2055	2,000	2,234
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	750	763
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2031	440	474
National Fin. Auth., Special Rev. Bonds (Astro Sunterra Projects), CAB, Series 2026, 0% 12/15/2034 (a)	600	350
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	908	908
National Fin. Auth., Special Rev. Bonds (River Ranch Project), CAB, Series 2025, 0% 12/1/2031 (a)	510	372
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	355	363
		6,378
New Jersey 1.41%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2032 (preref. 6/15/2027)	1,050	1,075
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	1,180	1,182
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-B, AMT, 3.75% 11/1/2034 (put 6/1/2028)	3,435	3,471
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2023-A, 5.00% 9/1/2026	870	873
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.00% 7/1/2031	1,070	1,178
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	380	387

249	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	USD 2,510	$2,553
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	485	493
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	365	356
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	1,170	1,189
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2031	1,000	1,080
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	145	144
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	1,275	1,209
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	355	347
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	495	466
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	265	266
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2025-M, 6.50% 4/1/2056	495	552
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	4,300	4,002
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	655	668
		21,491
New Mexico 0.21%
GO Bonds (Capital Projects), Series 2025, 5.00% 3/1/2027 (escrowed to maturity)	2,500	2,542
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	150	150
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	490	534
		3,226
New York 6.33%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,500	1,501
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	470	470
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2028	1,125	1,175
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2031	1,000	1,103
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2027	2,835	2,886
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2026-A, 5.00% 6/15/2027	1,750	1,794
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	275	281
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	425	429
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	2,000	2,145
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 3.05% 11/15/2050 (c)	11,200	11,200
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)	2,390	2,440
County of Nassau, GO General Improvement Bonds, Series 2016-B, AGI, 5.00% 10/1/2026	1,000	1,006
New York City GO Bonds, Fiscal 2006, Series 2006-I-6, 5.00% 4/1/2033	1,405	1,579
New York City GO Bonds, Fiscal 2017, Series 2017-C, 5.00% 8/1/2027	1,030	1,045
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2029	1,000	1,070
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2026	585	586
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2030	850	915
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2033	1,910	2,142
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2026-I, AMT, 2.70% 11/1/2045 (put 12/1/2026)	1,015	1,015
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-E-2, 3.125% 11/1/2065 (put 7/1/2030)	1,865	1,870
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	2,500	2,516
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	1,000	1,013
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2028	1,320	1,364
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2031	1,000	1,088

Capital Group Fixed Income ETF Trust	250

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 2.90% 6/15/2050 (c)	USD 10,035	$10,035
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2027	460	475
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2027	3,985	4,119
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	400	416
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2028	1,140	1,205
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2028	800	845
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2029	1,915	2,027
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2029	850	912
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	500	502
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 6.50% 11/1/2030	1,500	1,548
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	190	191
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2028	410	426
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2033	750	852
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	145	140
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	1,000	1,042
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2029	2,490	2,624
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2031	2,000	2,151
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032	1,195	1,296
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2028	3,110	3,205
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,040	2,098
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2031	1,500	1,676
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	12,730	13,242
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 2/1/2029	3,000	3,190
		96,850
North Carolina 1.70%
City of Charlotte, GO Rev. Ref. Bonds, Series 2025-B, 5.00% 7/1/2027	1,975	2,027
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2026	2,480	2,480
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	1,665	1,671
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	200	206
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	1,110	1,150
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2029	3,000	3,214
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051	450	446
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	500	491
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	685	688
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	1,060	1,050
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,605	1,746
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	600	682
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,300	1,309
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	520	524
Inlivian Multi Family Housing Rev. Bonds (The Barton South), Series 2025-B, 3.375% 2/1/2029 (put 2/1/2028)	1,365	1,370
Limited Obligation Rev. Ref. Bonds, Series 2017-B, 5.00% 5/1/2027	15	15
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2027	850	868
Limited Obligation Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2027	1,000	1,024
County of Mecklenburg, Limited Obligation Bonds, Series 2025, 5.00% 2/1/2030	975	1,056
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2027	800	806

251	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 4.00% 10/1/2031	USD 310	$310
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	230	231
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	170	170
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Porters Neck Village), Series 2026-B-1, 3.875% 1/1/2031	1,195	1,195
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2025-B-1, 3.75% 10/1/2030	1,165	1,168
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	150	151
		26,048
North Dakota 0.19%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	280	283
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,045	1,027
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	170	187
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2025-C, 5.75% 7/1/2056	1,245	1,360
		2,857
Ohio 2.11%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	1,440	1,453
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,700	1,695
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2027	185	191
Capital Facs. Lease Appropriation Bonds (Dept. of Youth Services Project), Series 2026-A, 5.00% 10/1/2031	1,975	2,198
Capital Facs. Lease Appropriation Bonds (Parks and Recreation Improvement Fund Project), Series 2026-A, 5.00% 12/1/2031	2,000	2,232
City of Columbus, Various Purpose Unlimited Tax GO Bonds, Series 2024-A, 5.00% 8/15/2026	1,000	1,003
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Barthman Family Homes Project), Series 2026, 2.95% 7/1/2066 (put 1/1/2029)	2,175	2,177
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Castle Creek Apartments), Series 2026, 3.20% 6/1/2044 (put 6/1/2029)	300	302
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	500	502
Higher Education GO Rev. Ref. Bonds, Series 2025-B, 5.00% 11/1/2028	2,105	2,227
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	185	187
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2029	3,240	3,424
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2027	1,315	1,328
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	250	244
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	1,175	1,178
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Community Pendleton Project), Series 2025, 3.40% 7/1/2042 (put 2/1/2028)	1,300	1,304
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Lincoln & Gilbert Family II Apartments), Series 2024, 3.35% 5/1/2044 (put 5/1/2027)	380	380
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (The Scarborough), Series 2026-B, 2.75% 10/1/2029 (put 10/1/2028)	430	428
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	315	313
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	1,500	1,633
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	2,070	2,353
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 4.375% 12/1/2030	515	521
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	2,270	2,305
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2026	335	335
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2027	470	480

Capital Group Fixed Income ETF Trust	252

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2028	USD 640	$665
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2029	315	332
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2030	550	589
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2017-A, 5.00% 6/1/2028	250	256
		32,235
Oklahoma 0.25%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	1,545	1,726
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	1,925	2,159
		3,885
Oregon 0.60%
GO Bonds, Series 2026, 5.00% 6/1/2028	685	719
GO Bonds (Article XI-M, XI-N, and XI-P State Grant Programs), Series 2025-C, 5.00% 6/1/2028	1,000	1,049
GO Bonds (Article XI-Q State Projects), Series 2025-K, 5.00% 11/1/2027	2,355	2,438
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2029	1,200	1,289
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Gresham Civic Station Apartments Project), Series 2025-Q, 3.125% 7/1/2044 (put 7/1/2028)	1,000	1,003
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Verde Pines Project), Series 2025-O, 3.10% 12/1/2059 (put 2/1/2028)	435	436
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	375	413
Housing and Community Services Dept., Muti Family Housing Rev. Bonds, (Redmond Landing Apartments Project), Series 2024-K-2, 3.01% 5/1/2028 (put 5/1/2027)	1,000	1,001
Dept. of Transportation, Grant Anticipation Rev. Bonds, Series 2024, 5.00% 5/15/2027	575	588
Dept. of Transportation, Highway User Tax Rev. Bonds, Series 2026-A, 5.00% 11/15/2028	280	296
		9,232
Pennsylvania 1.59%
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2027	760	774
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	500	501
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	155	164
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2028	715	715
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2030	150	150
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2028	895	896
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	3,250	3,283
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,250	1,252
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,079
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	700	745
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2032	2,000	2,139
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	90	82
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	200	177
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	231	226
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	333	328
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	890	893
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,850	1,849
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	100	100
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	1,335	1,321
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	170	176
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	1,930	2,082

253	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	USD 2,200	$2,207
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Walnut Park Plaza), Series 2026-B, 3.00% 2/1/2030 (put 2/1/2029)	710	712
County of Lancaster, Hospital Auth., Rev. Bonds (United Zion Retirement Community), Series 2017-A, 4.50% 12/1/2029	250	248
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	500	505
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027	130	131
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2026-B, 3.70% 11/15/2029	625	627
		24,362
Puerto Rico 1.21%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (d)	205	157
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020 (d)	335	256
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (d)	275	210
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2025 (d)	25	19
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027	160	123
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032	10	8
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035	145	111
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036	320	245
Electric Power Auth., Power Rev. Bonds, Series 2010-YY, 6.125% 7/1/2040	200	153
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	1,000	711
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (d)	1,000	765
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	32	33
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	12,209	8,791
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	6,387	4,686
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	500	521
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2027	80	78
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	1,000	912
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	904	774
		18,553
Rhode Island 0.40%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	2,995	3,232
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	350	350
Rhode Island Infrastructure Bank, State Revolving Fund Rev. Bonds (Master Trust), Series 2026-B, 5.00% 10/1/2028	375	396
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	495	493
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	250	248
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	80	79
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,370	1,353
		6,151
South Carolina 1.14%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	294	213
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	915	327
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	1,520	1,582
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,360	1,498
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	1,575	1,730
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	1,495	1,683
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2026-B-1, 6.25% 1/1/2057	2,700	3,051
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (573 Meeting Street Project), Series 2024, 3.00% 4/1/2043 (put 4/1/2027)	2,500	2,501
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Poplar Square Apartments Project), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	100	102
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	755	758

Capital Group Fixed Income ETF Trust	254

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.00% 11/1/2031	USD 1,000	$1,099
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 10/1/2028	1,210	1,216
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2029	1,360	1,460
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031 (a)	290	268
		17,488
South Dakota 0.47%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	940	940
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	845	849
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	610	656
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	170	192
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2026-C, 6.25% 5/1/2057	2,780	3,180
Sioux Falls School Dist. No. 49-5, GO Bonds, Series 2018-A, 4.00% 8/1/2043 (preref. 8/17/2026)	1,310	1,312
		7,129
Tennessee 1.41%
City of Chatanooga, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Shallowford Project), Series 2023, 3.80% 12/1/2029 (put 12/1/2026)	620	622
Health and Educational Facs. Auth., Collateralized Multi Family Rev. Bonds (BTT Dev. IV and Housing Associates Rural Dev. Program), Series 2024, 3.00% 4/1/2028 (put 4/1/2027)	1,195	1,196
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Eastpoint Flats), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	450	450
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Park Point Project), Series 2023, 3.50% 2/1/2048 (put 2/1/2028)	1,950	1,956
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Skyline Heights), Series 2026, 2.85% 6/1/2056 (put 7/1/2027)	370	370
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Trinity Flats Apartments), Series 2024-B, 3.65% 10/1/2046 (put 7/1/2028)	575	581
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2032	2,625	2,891
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	840	848
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	815	818
City of Johnson City, Health and Educational Facs. Board, Collateralized Multi Family Housing Bonds (Tapestry at Roan Hill Project), Series 2023, 3.60% 12/1/2027 (put 12/1/2026)	395	396
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	2,510	2,514
Knoxville Community Dev. Corp., Multi Family Housing Bonds (The Peter Apartments), Series 2025, 3.15% 5/1/2046 (put 5/1/2029)	2,000	2,006
Knoxville Community Dev. Corp., Multi Family Housing Rev. Bonds (525 Flats), Series 2024, 2.70% 12/1/2064 (put 6/1/2029)	530	524
Knoxville Community Dev. Corp., Multi Family Housing Rev. Bonds (Union at Smoky Mountain), Series 2026, 3.05% 7/5/2046 (put 9/1/2029)	1,580	1,581
Metropolitan Dev. and Housing Agcy., Tax Increment Dev. Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 4.50% 6/1/2028 (a)	200	203
Metropolitan Government of Nashville and Davidson County, GO Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2027	130	130
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	3,045	3,057
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-B, AMT, 5.00% 7/1/2029	340	360
Tennergy Corp., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	1,000	1,013
		21,516

255	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 9.73%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 2.80% 7/1/2044 (put 12/1/2026)	USD 2,265	$2,265
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	550	550
Affordable Housing Corp., Multi Family Housing Rev. Bonds (The Bloom at Lamar Square), Series 2026, 3.05% 7/1/2030 (put 7/1/2029)	335	335
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	400	406
Alvardo Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052 (put 8/15/2028)	2,925	2,997
Argyle Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 8/15/2034	3,680	4,169
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	300	308
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	405	415
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	485	508
Bexar Management and Dev. Corp., Multi Family Housing Rev. Bonds (Miller’s Pond Apartments), Series 2026, FHA, 2.65% 3/1/2029 (put 3/1/2028)	190	189
Boerne Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054 (put 2/1/2028)	2,060	2,099
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2029	1,700	1,761
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	1,070	1,080
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.00% 9/1/2033 (a)	100	102
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	78	79
Canutillo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2027	1,195	1,228
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.20% 1/1/2041 (put 1/1/2027)	1,090	1,091
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Katy), Series 2024, 3.125% 9/1/2029 (put 9/1/2027)	2,775	2,785
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2029	2,000	2,143
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	950	983
County of Collin, Limited Tax Permanent Improvement Bonds, Series 2026, 5.00% 2/15/2028	1,500	1,558
County of Collin, Limited Tax Permanent Improvement Bonds, Series 2026, 5.00% 2/15/2029	1,000	1,060
County of Collin, Road and Rev. Ref. Bonds, Series 2016, 4.00% 2/15/2027	500	500
Comal Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2027	1,120	1,136
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	920	934
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2027	675	694
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2030	1,025	1,101
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2029	400	423
Crystal City Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2028	975	1,013
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A-5, 5.00% 2/15/2055 (put 2/15/2030)	2,000	2,136
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	600	601
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, FHA, 5.00% 8/1/2027 (put 8/1/2026)	135	135
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	430	441
County of Denton, Permanent Improvement Rev. Ref. Bonds, Series 2026, 5.00% 7/15/2028	190	200
County of Denton, Permanent Improvement Rev. Ref. Bonds, Series 2026, 5.00% 7/15/2030	1,700	1,855
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 4.375% 12/31/2030 (a)	400	402
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.25% 12/31/2030 (a)	305	305
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	214	219
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2027	350	359
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 8/15/2028	1,500	1,579
County of El Paso, Hospital Dist. GO Bonds, Series 2025, 5.00% 2/15/2031	1,200	1,304

Capital Group Fixed Income ETF Trust	256

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2048 (preref. 8/15/2029)	USD 410	$427
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	200	200
County of Fort Bend, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Park at Fort Bend), Series 2026, 3.05% 7/1/2044 (put 2/1/2030)	2,730	2,733
City of Galveston, Wharves and Terminal Rev. Bonds, Series 2024-A, AMT, 5.00% 8/1/2029	450	472
Goose Creek Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2028	345	359
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2052 (put 4/1/2028)	4,085	4,211
Grand Prairie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2031	3,000	3,283
Grapevine-Colleyville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	1,385	1,389
City of Greenville, Electric System Rev. Ref. Bonds, Series 2024, BAM, 5.00% 2/15/2027	500	507
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2026-A, 5.00% 7/1/2031	4,910	5,360
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	1,570	1,681
Harris County Housing Fin. Corp., Multi Family Housing Rev. Notes (Baypointe Apartments), Series 2025, 2.95% 9/1/2043 (put 9/1/2028)	1,000	999
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	1,500	1,676
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	415	416
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2028	1,000	1,042
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2029	1,000	1,060
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,015
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,500	1,523
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2026	130	131
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Bonds, CAB, Series 2001-B, AMBAC, 0% 9/1/2027	940	908
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2028	640	665
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	750	750
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 4.25% 9/15/2032 (a)	213	216
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2027	590	572
Legacy Denton Public Fac. Corp., Multi Family Housing Rev. Bonds (Vintage Ranch), Series 2022, 2.96% 4/1/2043 (put 4/1/2027)	850	850
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	470	471
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2030	1,000	1,083
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2016-A, 3.50% 2/15/2033	1,200	1,200
Lubbock Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Ella Apartments), Series 2026, 2.80% 3/1/2029 (put 3/1/2028)	200	200
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	145	145
Mesquite Independent School Dist., Unlimited Tax Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	435	436
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	430	431
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Graphic Packaging International, LLC Project), Series 2026, AMT, 5.00% 12/1/2064 (put 6/1/2030)	1,000	1,038
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	2,250	2,384
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2031	1,500	1,587
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 4.00% 2/15/2050 (put 8/15/2027)	230	233
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2028 (a)	285	284
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	585	583
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.00% 1/1/2027	605	609
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.00% 1/1/2028	805	823
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2028	500	521
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2032	225	237
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	320	313

257	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	USD 1,295	$1,302
North Texas Tollway Auth., System Rev. Ref. Bonds, CAB, Series 2008-D, AGI, 0% 1/1/2030	2,000	1,805
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2027	600	605
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2028	1,000	1,039
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	1,780	1,769
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	2,540	2,528
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,000	1,129
Sinton Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2049 (put 8/15/2026)	530	531
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2036	1,500	1,717
Spring Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	585	587
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 7/1/2026	1,775	1,775
County of Tarrant, Housing Fin. Corp., Multi Family Housing Rev. Notes (Wildwood Branch), Series 2025, 3.60% 2/1/2043 (put 2/1/2028)	2,125	2,142
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2028	545	574
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-1, 5.00% 11/15/2051 (put 11/15/2032)	810	892
Tarrant Regional Water Dist., Water Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 3/1/2033	1,265	1,427
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2026-A, 5.00% 7/1/2028	7,000	7,327
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2026-A, 5.00% 7/1/2030	6,000	6,518
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2028	1,250	1,308
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 6.50% 11/15/2030	390	438
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2031	305	312
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 6.50% 11/15/2031	410	469
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2032	320	326
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2027	700	711
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2031	360	396
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2028	1,360	1,435
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2025, 5.00% 10/1/2029	2,275	2,448
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2024, 5.00% 10/1/2033	1,000	1,137
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	1,000	967
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2031	7,500	8,229
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2032	2,500	2,783
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2016-B, 2.00% 7/1/2028	1,250	1,227
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2016-B, 5.00% 7/1/2030	2,000	2,000
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2019-B, 5.00% 8/15/2029	1,040	1,115
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	1,280	1,458
		148,897
Utah 1.07%
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	270	271
GO Bonds, Series 2017, 5.00% 7/1/2026	600	600
Housing Corp., Multi Family Housing Rev. Bonds (Daybreak Affordable Phase II Apartments), Series 2026, 3.00% 1/1/2045 (put 7/1/2030)	5,780	5,776
Housing Corp., Multi Family Housing Rev. Bonds (Flats at Folsom), Series 2026, 3.05% 7/1/2044 (put 1/1/2030)	900	901
Housing Corp., Multi Family Housing Rev. Bonds (Hive on 11th), Series 2026, 3.00% 8/1/2044 (put 2/1/2030)	1,170	1,169
Housing Corp., Multi Family Housing Rev. Bonds (Liberty Corner), Series 2025, 3.00% 9/1/2045 (put 9/1/2029)	1,045	1,045
Housing Corp., Multi Family Housing Rev. Bonds (The Cooperative 1881), Series 2026, 2.65% 3/1/2045 (put 3/1/2029)	1,385	1,374
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	595	660
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	285	317
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027 (a)	450	451
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2029 (a)	950	956

Capital Group Fixed Income ETF Trust	258

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2027	USD 500	$511
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2029	500	529
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2027	600	613
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	1,000	773
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-B-2, 5.00% 5/15/2060 (put 8/1/2026)	425	426
		16,372
Vermont 0.19%
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	670	690
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	610	611
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023, AMT, 5.00% 6/15/2033	1,530	1,617
		2,918
Virgin Islands 0.10%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	1,285	1,289
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	185	195
		1,484
Virginia 3.13%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	2,925	2,863
County of Arlington, GO Public Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 10/15/2027	3,125	3,231
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	650	650
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Virginia, Inc. Project), Series 2003-A, AMT, 4.25% 8/1/2027	1,000	1,009
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-C, 5.00% 2/1/2031	1,260	1,277
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2026-A, 5.00% 2/1/2032	9,000	10,057
Commonwealth Transportation Board, Transportation Capital Projects Rev. Ref. Bonds, Series 2026, 5.00% 5/15/2033	3,605	4,083
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028	490	499
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2025-A, 5.00% 7/15/2026	4,250	4,254
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)	8,030	8,030
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 3.125% 11/1/2035 (put 10/1/2030)	1,040	1,038
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, AMT, 5.00% 8/1/2028	800	834
Richmond Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Joyfield at German School Road), Series 2026, 3.05% 12/1/2055 (put 6/1/2028)	2,750	2,759
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2027	500	505
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2029	1,000	1,049
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	175	177
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	507
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	850	864

259	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2032	USD 1,000	$1,016
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,310	1,314
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	1,930	1,939
		47,955
Washington 2.74%
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2015-A, 4.00% 7/1/2038	5,000	5,000
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2021-A, 5.00% 7/1/2026	215	215
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2026-A, 5.00% 7/1/2031	1,105	1,225
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	6,315	6,807
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	1,125	1,146
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	870	878
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	645	651
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	135	137
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	250	253
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-B-3, 4.375% 1/1/2033	1,500	1,507
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	470	470
Issaquah School Dist. No. 411, Unlimited Tax GO Rev. Ref. Bonds, Series 2026, 4.00% 12/1/2029	5,000	5,222
County of King, Sewer Improvement and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041 (preref. 7/1/2026)	1,785	1,785
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 4/1/2029	2,000	2,111
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2026	2,000	2,000
Various Purpose GO Bonds, Series 2017-A, 5.00% 8/1/2039	5,030	5,039
Various Purpose GO Rev. Ref. Bonds, Series 2022-R-C, 4.00% 7/1/2026	2,045	2,045
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-D, 5.00% 8/1/2029	2,980	3,198
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2030	1,890	2,063
Various Purpose GO Rev. Ref. Bonds, Series 2017-A, 5.00% 8/1/2030	200	200
		41,952
West Virginia 0.19%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 3.75% 4/1/2036 (put 6/13/2030)	650	652
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Highlawn Place), Series 2026, 2.875% 11/1/2028 (put 2/1/2028)	300	300
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Rivermont), Series 2025, 3.20% 2/1/2029 (put 2/1/2028)	1,950	1,956
		2,908
Wisconsin 1.81%
GO Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2027	1,090	1,114
GO Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,000	1,022
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2028	2,270	2,378
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-B, 4.25% 11/15/2029	2,500	2,506
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2025-A, 6.25% 9/1/2055	5,800	6,413
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	350	380
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-D, 6.00% 3/1/2057	2,095	2,338
Housing and Econ. Dev. Auth., Multi Family Housing Bonds (Timberline Terrace Project), Series 2026-C, 3.05% 8/1/2030 (put 8/1/2029)	500	501
Public Fin. Auth., Air Cargo Obligated Group Rev. Bonds (AFCO Airport Real Estate Group), Series 2023, AMT, 5.00% 7/1/2031	1,875	1,971
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	345	333
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	628	628

Capital Group Fixed Income ETF Trust	260

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	USD 994	$995
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	1,655	996
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	2,000	2,000
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	130	135
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (put 1/1/2031) (a)	2,485	2,561
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	100	101
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	280	280
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2029	1,000	1,061
		27,713
Wyoming 0.07%
Community Dev. Auth., Housing Rev. Bonds, Series 2026-1, 6.25% 12/1/2056	975	1,098
Total bonds, notes & other debt instruments (cost: $1,403,936,000)		1,411,350
Short-term securities 15.55%
Municipals 15.55%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 3.05% 12/1/2033 (c)	1,100	1,100
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 3.05% 12/1/2033 (c)	6,675	6,675
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.90% 2/1/2048 (c)	3,400	3,400
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.90% 2/1/2048 (c)	3,035	3,035
State of Arizona, Western Maricopa Education Center Dist. No. 402, School Improvement Bonds (Project of 2025), Series 2026-A, AGI, 5.00% 7/1/2026	2,000	2,000
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	2,000	2,043
State of District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 3.20% 9/1/2040 (put 12/1/2026)	2,215	2,215
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.10% 10/1/2047 (c)	115	115
State of Florida, Dept. of Transportation, Turnpike Rev. Bonds, Series 2026-A, 5.00% 7/1/2026	1,600	1,600
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.50% 7/1/2051 (c)	7,600	7,600
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.65% 7/1/2060 (c)	6,100	6,100
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	1,000	1,013
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.90% 8/1/2044 (c)	3,550	3,550
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.70% 11/15/2054 (c)	5,000	5,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 3.05% 12/1/2040 (c)	8,300	8,300
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.05% 8/1/2035 (c)	1,100	1,100
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-D, 2.55% 5/15/2053 (c)	5,000	5,000
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 2.95% 5/15/2053 (c)	9,965	9,965
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.75% 11/1/2037 (c)	11,605	11,605
State of Maryland, County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.53% 12/1/2041 (put 9/1/2026)	7,000	7,000
State of Massachusetts, Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2027	1,320	1,340
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.85% 4/1/2042 (c)	8,700	8,700
State of Minnesota, GO State Trunk Highway Rev. Ref. Bonds, Series 2025-E, 5.00% 8/1/2026	2,000	2,004

261	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.00% 11/1/2035 (c)	USD 3,530	$3,530
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-D, 3.00% 11/1/2035 (c)	2,000	2,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 3.05% 11/1/2035 (c)	2,600	2,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 2.90% 3/1/2040 (c)	3,400	3,400
State of Nevada, City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 5.00% 6/1/2027	120	121
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.00% 6/1/2041 (c)	5,090	5,090
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 3.05% 4/1/2036 (c)	2,200	2,200
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 2.95% 4/1/2042 (c)	10,100	10,100
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 2.90% 2/1/2056 (c)	11,000	11,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-4, 3.05% 6/15/2050 (c)	3,120	3,120
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.05% 6/15/2053 (c)	14,800	14,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 2.90% 2/1/2045 (c)	13,785	13,785
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 3.05% 2/1/2045 (c)	4,500	4,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 2.90% 8/1/2042 (c)	2,200	2,200
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-3, 3.05% 11/1/2054 (c)	7,100	7,100
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (c)	1,850	1,850
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.05% 1/1/2035 (c)	3,040	3,040
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.20% 1/1/2039 (c)	100	100
State of Rhode Island, Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Rhode Island Dept. of Transportation), Series 2026-A, 5.00% 6/15/2027	3,800	3,883
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.90% 5/1/2048 (c)	15,675	15,675
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 2.85% 11/1/2041 (c)	2,600	2,600
State of Texas, Northwest Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2027	2,660	2,701
State of Texas, San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2026	1,155	1,158
State of Texas, Veterans Bonds, Series 2019, 2.70% 6/1/2050 (c)	5,000	5,000
State of Texas, Williamson County, Limited Tax Notes, Series 2026, 5.00% 2/15/2027	5,070	5,144
State of Virginia, County of Arlington, GO Public Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 10/15/2026	8,040	8,098
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.05% 10/1/2044 (c)	2,700	2,700
		237,955
Total short-term securities (cost: $237,958,000)		237,955
Total investment securities 107.77% (cost: $1,641,894,000)		1,649,305
Other assets less liabilities (7.77)%		(118,957)
Net assets 100.00%		$1,530,348

Capital Group Fixed Income ETF Trust	262

Capital Group Short Duration Municipal Income ETF (CGSM) (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	527	9/30/2026	USD105,400	$(47)
5 Year U.S. Treasury Note Futures	Long	169	9/30/2026	16,900	62
					$15

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,918,000, which represented
3.39% of the net assets of the fund.

(b)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Scheduled interest and/or principal payment was not received.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

263	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (CGUI)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 75.59%	Principal amount (000)	Value (000)
Corporate bonds and notes 49.26%
Financials 19.92%
AerCap Ireland Capital DAC 4.125% 2/28/2029	USD 500	$493
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (a)	750	743
Arthur J. Gallagher & Co. 4.60% 12/15/2027	1,074	1,076
Bank of America Corp. 6.22% 9/15/2026	752	755
Bank of America Corp. 3.593% 7/21/2028 (3-month USD CME Term SOFR + 1.37% on 7/21/2027) (a)	1,085	1,075
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (a)	100	98
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (a)	100	102
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (a)	750	745
Bank of Nova Scotia (The) 4.043% 9/15/2028 (USD-SOFR + 0.76% on 9/15/2027) (a)	600	597
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	502	498
Brown & Brown, Inc. 4.60% 12/23/2026	1,350	1,351
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (a)	2,192	2,192
Charles Schwab Corp. (The) 5.875% 8/24/2026	350	350
Citi Bank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (a)	2,500	2,498
Citigroup, Inc. 4.45% 9/29/2027	3,750	3,745
Citigroup, Inc. 4.643% 5/7/2028 (USD-SOFR + 1.143% on 5/7/2027) (a)	1,650	1,651
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027) (a)	200	198
Cooperatieve Rabobank UA 3.75% 7/21/2026	2,950	2,949
Corebridge Financial, Inc. 3.65% 4/5/2027	500	497
Corebridge Global Funding 4.80% 5/29/2029 (b)	566	565
Danske Bank A/S 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	704	704
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (a)	1,408	1,409
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (a)	250	262
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	2,357	2,344
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (a)	1,250	1,235
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (a)	500	501
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027) (a)	200	200
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (a)	700	694
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (a)	1,500	1,501
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026) (a)	1,500	1,490
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (a)	550	553
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (a)	900	908
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (a)	200	200
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (a)	400	400
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (a)	1,500	1,430
JPMorgan Chase & Co. 4.804% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (a)	700	694
Mastercard, Inc. 4.325% 6/8/2028	1,000	1,000
Met Tower Global Funding 4.80% 1/14/2028 (b)	450	452
Morgan Stanley 4.35% 9/8/2026	1,287	1,287
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (a)	1,350	1,348
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (a)	100	99
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (a)	600	592
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (a)	500	497
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	600	597
Morgan Stanley Private Bank, National Association 4.204% 11/17/2028 (USD-SOFR + 0.78% on 11/17/2027) (a)	1,200	1,194
Navient Corp. 5.00% 3/15/2027	2,770	2,750
PNC Financial Services Group, Inc. 1.15% 8/13/2026	300	299
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (a)	975	975
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (a)	962	954
PNC Financial Services Group, Inc. 4.618% 10/26/2029 (USD-SOFR + 0.681% on 10/26/2028) (a)	500	499
Toronto-Dominion Bank (The) 4.568% 12/17/2026	850	852
Toronto-Dominion Bank (The) 5.156% 1/10/2028	100	101
Truist Bank 4.144% 1/27/2029 (USD-SOFR + 0.662% on 1/27/2028) (a)	1,250	1,242
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027) (a)	100	100
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	1,850	1,844
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (a)	1,700	1,705
Wells Fargo & Co. 4.577% 5/20/2029 (USD-SOFR + 0.72% on 5/20/2028) (a)	2,500	2,494

Capital Group Fixed Income ETF Trust	264

Capital Group Ultra Short Income ETF (CGUI) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (a)	USD 100	$103
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (a)	300	296
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (a)	25	24
		58,007

Consumer discretionary 5.67%
Ford Motor Credit Co., LLC 2.70% 8/10/2026	2,735	2,729
Ford Motor Credit Co., LLC 5.125% 11/5/2026	1,350	1,352
Ford Motor Credit Co., LLC 4.271% 1/9/2027	650	648
Ford Motor Credit Co., LLC 4.95% 5/28/2027	550	551
Ford Motor Credit Co., LLC 4.125% 8/17/2027	550	545
Ford Motor Credit Co., LLC 7.35% 11/4/2027	450	463
Ford Motor Credit Co., LLC 4.97% 4/6/2029	600	594
General Motors Co. 4.20% 10/1/2027	300	299
General Motors Financial Co., Inc. 4.20% 10/27/2028	527	521
Hyundai Capital America 4.30% 9/24/2027 (b)	200	199
Hyundai Capital America 4.875% 11/1/2027 (b)	100	100
Hyundai Capital America 4.60% 4/6/2028 (b)	371	371
Hyundai Capital America 4.50% 6/16/2028 (b)	1,100	1,095
Hyundai Capital America 4.25% 9/18/2028 (b)	167	165
Hyundai Capital America 4.25% 1/8/2029 (b)	201	198
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (b)	842	846
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (b)	1,207	1,197
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (b)	4,100	4,109
Toyota Motor Credit Corp. 4.05% 3/13/2029	528	522
		16,504

Real estate 4.92%
Boston Properties, LP 2.75% 10/1/2026	4,575	4,561
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (b)	7,800	7,759
VICI Properties, LP 5.75% 2/1/2027 (b)	1,400	1,404
VICI Properties, LP 3.75% 2/15/2027 (b)	600	596
		14,320

Health care 4.14%
Baxter International, Inc. 1.915% 2/1/2027	844	830
Baxter International, Inc. 2.272% 12/1/2028	200	189
Centene Corp. 4.25% 12/15/2027	700	697
CVS Health Corp. 3.625% 4/1/2027	1,400	1,392
CVS Health Corp. 1.30% 8/21/2027	450	434
CVS Health Corp. 4.30% 3/25/2028	400	398
Elevance Health, Inc. 4.50% 10/30/2026	1,347	1,349
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	4,908	4,886
Viatris, Inc. 2.30% 6/22/2027	1,930	1,885
		12,060

Utilities 3.26%
AES Corp. 5.20% 7/15/2029	654	658
Evergy Missouri West, Inc. 4.70% 5/21/2029 (b)	300	300
FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,250	1,243
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	275	276
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,145	1,115
Pacific Gas and Electric Co. 3.00% 6/15/2028	450	436
Pacific Gas and Electric Co. 3.75% 7/1/2028	100	98
PacifiCorp 5.10% 2/15/2029	50	50
PacifiCorp 4.25% 3/15/2029	850	840
PacifiCorp 4.65% 4/15/2029	750	748

265	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (CGUI) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Southern California Edison Co. 4.40% 9/6/2026	USD 1,346	$1,346
Southern California Edison Co. 5.30% 3/1/2028	450	454
Southern California Edison Co. 5.65% 10/1/2028	300	306
Southern California Edison Co. 5.15% 6/1/2029	650	657
Southern California Edison Co. 2.85% 8/1/2029	100	94
WEC Energy Group, Inc. 5.15% 10/1/2027	109	110
WEC Energy Group, Inc. 4.75% 1/15/2028	750	752
		9,483

Information technology 2.89%
Amphenol Corp. 3.80% 11/15/2027	700	695
Intel Corp. 3.15% 5/11/2027	2,300	2,276
Microchip Technology, Inc. 4.90% 3/15/2028	499	502
Oracle Corp. 2.65% 7/15/2026	450	449
Oracle Corp. 3.25% 11/15/2027	850	833
Oracle Corp. 4.80% 8/3/2028	1,208	1,206
Oracle Corp. 4.55% 2/4/2029	711	701
Synopsys, Inc. 4.55% 4/1/2027	1,750	1,753
		8,415

Energy 2.84%
Petroleos Mexicanos 6.49% 1/23/2027	1,661	1,672
Petroleos Mexicanos 6.50% 3/13/2027	5,446	5,488
Petroleos Mexicanos 5.35% 2/12/2028	550	551
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (b)	200	200
Saudi Arabian Oil Co. 4.00% 2/2/2029 (b)	365	359
		8,270

Consumer staples 2.46%
Altria Group, Inc. 4.875% 2/4/2028	100	100
BAT Capital Corp. 3.557% 8/15/2027	2,350	2,328
Conagra Brands, Inc. 1.375% 11/1/2027	1,250	1,198
Mars, Inc. 4.45% 3/1/2027 (b)	500	501
McCormick & Co., Inc. 4.15% 2/15/2029	351	347
Molson Coors Beverage Co. 3.00% 7/15/2026	297	297
Philip Morris International, Inc. 4.375% 11/1/2027	200	200
Philip Morris International, Inc. 5.125% 11/17/2027	300	303
Philip Morris International, Inc. 4.125% 4/28/2028	600	597
Philip Morris International, Inc. 3.875% 10/27/2028	300	296
Philip Morris International, Inc. 4.125% 4/27/2029	1,000	989
		7,156

Industrials 2.23%
Boeing Co. (The) 5.04% 5/1/2027	3,850	3,862
Boeing Co. (The) 3.25% 2/1/2028	150	147
Canadian Pacific Railway Co. 4.00% 3/15/2029	500	493
Eaton Corp. 3.85% 3/6/2028	650	644
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (b)	500	493
Sumisho Air Lease Corp. 2.20% 1/15/2027	150	148
Sumisho Air Lease Corp. 4.40% 3/24/2028 (b)	725	721
		6,508

Capital Group Fixed Income ETF Trust	266

Capital Group Ultra Short Income ETF (CGUI) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Communication services 0.86%
Charter Communications Operating, LLC 3.75% 2/15/2028	USD 750	$735
Charter Communications Operating, LLC 4.20% 3/15/2028	1,100	1,086
Orange 4.00% 1/13/2029 (b)	700	691
		2,512

Materials 0.07%
Rio Tinto Finance (USA) PLC 4.375% 3/12/2027	200	200
Total corporate bonds and notes		143,435
Asset-backed obligations 20.52%
Other asset-backed securities 9.99%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (b)(c)	367	367
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (b)(c)	18	18
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (b)(c)	198	199
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (b)(c)	605	609
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (b)(c)	16	16
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (b)(c)	189	189
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (b)(c)	476	476
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (b)(c)	198	197
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (b)(c)	137	136
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (b)(c)	855	859
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (b)(c)	845	852
AXIS Equipment Finance Receivables, LLC, Series 2022-2A, Class B, 5.65% 10/20/2028 (b)(c)	324	324
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (b)(c)	537	541
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (b)(c)	44	44
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (b)(c)	750	754
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (b)(c)	416	399
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (b)(c)	203	205
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (b)(c)	206	205
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (b)(c)	193	194
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (b)(c)	329	330
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (b)(c)	29	29
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (b)(c)	216	216
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (b)(c)	42	39
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (b)(c)	121	121
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (b)(c)	127	127
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (b)(c)	166	166
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (b)(c)	1,198	1,199
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (b)(c)	370	372
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (b)(c)	854	858
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (b)(c)	395	395
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027 (b)(c)	14	14
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (b)(c)	53	53
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (b)(c)	2,000	2,010
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (b)(c)	364	365
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (b)(c)	710	710
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (b)(c)	847	848
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (b)(c)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (b)(c)	250	252
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (b)(c)	400	399
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (b)(c)	100	99
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (b)(c)	451	466
Pagaya AI Debt Selection Trust, Series 2026-1, Class A1, 4.228% 2/15/2027 (b)(c)	136	136
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (b)(c)	153	152
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (b)(c)	600	598
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (b)(c)	224	223
Pagaya AI Debt Selection Trust, Series 2026-R2, Class C, 6.216% 2/15/2034 (b)(c)	600	600
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (b)(c)	958	957
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (b)(c)	13	13
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (b)(c)	161	161

267	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (CGUI) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (b)(c)	USD 500	$503
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (b)(c)	691	693
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (b)(c)	4	4
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (b)(c)	73	73
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (b)(c)	151	150
Reach Financial, LLC, Series 2026-2A, Class B, 4.81% 2/15/2035 (b)(c)	325	325
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (b)(c)	534	535
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (b)(c)	559	549
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/17/2031 (c)	233	231
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (b)(c)	337	323
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (b)(c)	353	339
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (b)(c)	59	55
T-Mobile US Trust, Series 2026-1A, Class A, 4.25% 10/21/2030 (b)(c)	239	238
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (b)(c)	1,278	1,203
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (b)(c)	112	112
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (b)(c)	172	171
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (b)(c)	505	506
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (b)(c)	73	73
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (b)(c)	100	99
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (b)(c)	1,265	1,261
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (b)(c)	150	150
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (b)(c)	397	386
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (b)(c)	64	65
Verdant Receivables, LLC, Series 2023-1A, Class A2, 6.24% 1/13/2031 (b)(c)	837	846
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (a)(c)	76	76
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (a)(c)	256	255
Verizon Master Trust, Series 2026-1, Class A1A, 3.94% 2/20/2031 (4.69% on 2/20/2028) (a)(c)	267	265
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (b)(c)	59	59
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (b)(c)	851	853
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (b)(c)	100	100
		29,090

Auto loan 9.09%
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (b)(c)	32	32
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32% 5/8/2030 (b)(c)	1,133	1,132
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (b)(c)	290	290
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (b)(c)	100	100
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (b)(c)	333	334
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (b)(c)	167	167
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-2A, Class A, 1.66% 2/20/2028 (b)(c)	1,100	1,087
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (b)(c)	500	502
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (b)(c)	750	756
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (c)	332	332
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	64	63
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (b)(c)	212	212
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (b)(c)	298	300
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (b)(c)	626	626
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	350	350
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (b)(c)	124	124
Enterprise Fleet Financing, LLC, Series 2025-4, Class A2, 4.05% 8/20/2028 (b)(c)	300	299
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (b)(c)	404	406
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (c)	19	19
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (c)	477	478
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (c)	1,333	1,333
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (c)	67	67
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	5	5
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (c)	100	100
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (c)	1,000	1,002
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (b)(c)	27	27
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (b)(c)	268	268

Capital Group Fixed Income ETF Trust	268

Capital Group Ultra Short Income ETF (CGUI) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (b)(c)	USD 620	$621
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (b)(c)	1,600	1,599
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (b)(c)	40	40
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (b)(c)	21	21
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (b)(c)	272	273
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (b)(c)	1,006	1,008
GLS Auto Select Receivables Trust, Series 2026-2A, Class B, 4.79% 6/15/2032 (b)(c)	155	155
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (b)(c)	750	754
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (b)(c)	750	755
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (b)(c)	970	953
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (b)(c)	450	447
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (b)(c)	750	745
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (b)(c)	250	248
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (b)(c)	512	515
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (b)(c)	100	100
Huntington National Bank (The), Series 2024-1, Class B2, (30-day Average USD-SOFR + 1.40%) 5.009% 5/20/2032 (b)(c)(d)	173	173
Huntington National Bank (The), Series 2024-2, Class B2, (30-day Average USD-SOFR + 1.35%) 4.959% 10/20/2032 (b)(c)(d)	191	192
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (b)(c)	220	218
Huntington National Bank (The), Series 2026-1, Class C, (30-day Average USD-SOFR + 2.00%) 5.609% 2/20/2034 (b)(c)(d)	263	264
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (b)(c)	21	21
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (b)(c)	133	133
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (b)(c)	143	142
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (c)	260	261
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (b)(c)	472	474
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (b)(c)	48	48
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (b)(c)	22	22
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029 (b)(c)	282	283
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (b)(c)	258	258
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (b)(c)	412	413
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (b)(c)	171	171
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (b)(c)	35	35
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (b)(c)	461	459
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (b)(c)	1,010	1,011
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (b)(c)	680	680
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (b)(c)	449	453
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (b)(c)	56	56
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (b)(c)	293	293
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028 (b)(c)	57	57
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (b)(c)	290	290
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (b)(c)	600	600
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (b)(c)	206	207
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (b)(c)	48	48
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (b)(c)	76	75
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (b)(c)	187	186
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (b)(c)	307	309
		26,477

Credit card 1.12%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (b)(c)	200	200
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	750	753
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	550	555
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (b)(c)	100	99
Mission Lane Credit Card Master Trust, Series 2025-A, Class C, 6.38% 5/15/2030 (b)(c)	1,250	1,254
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (b)(c)	100	100
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (b)(c)	299	298
		3,259

269	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (CGUI) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Collateralized loan obligations 0.32%
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 4.855% 10/20/2034 (b)(c)(d)	USD 312	$312
Ares LIII CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.757% 10/24/2036 (b)(c)(d)	339	339
Dryden 37 Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.035% 1/15/2031 (b)(c)(d)	59	59
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.713% 4/15/2032 (b)(c)(d)	69	69
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (b)(c)(d)	167	167
		946
Total asset-backed obligations		59,772
Mortgage-backed obligations 5.59%
Collateralized mortgage-backed obligations (privately originated) 3.98%
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (a)(b)(c)	213	212
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (b)(c)	656	637
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(b)(c)	48	48
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (b)(c)(d)	45	45
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(b)(c)	46	46
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(b)(c)	347	349
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1 (30-day Average USD-SOFR + 3.10%) 6.728% 10/25/2041 (b)(c)(d)	326	328
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (b)(c)(d)	52	52
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (b)(c)(d)	929	931
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (b)(c)(d)	93	93
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (b)(c)(d)	697	704
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.928% 2/25/2042 (b)(c)(d)	24	24
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (b)(c)(d)	1,250	1,290
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (b)(c)(d)	546	548
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (b)(c)(d)	646	649
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (b)(c)(d)	535	537
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (b)(c)(d)	229	229
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (b)(c)	144	142
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (b)(c)	151	151
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	88	88
Mill City Mortgage Trust, Series 15-1, Class M3, 3.62% 6/25/2056 (b)(c)(d)	317	314
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(b)(c)	95	95
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(c)	1,148	1,155
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (b)(c)	318	313
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (b)(c)(d)	113	111
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (b)(c)(d)	173	172
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (b)(c)(d)	273	272
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.625% 11/25/2060 (b)(c)(d)	206	200
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (b)(c)	1,785	1,770
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)	84	83
		11,588

Capital Group Fixed Income ETF Trust	270

Capital Group Ultra Short Income ETF (CGUI) (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 1.61%
AMSR Trust, Series 2021-SFR3, Class B, 1.726% 10/17/2038 (b)(c)		USD 100	$99
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)		547	543
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)		400	396
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (b)(c)(d)		500	502
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (b)(c)(d)		24	24
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)		19	19
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)		10	10
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (b)(c)(d)		300	300
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 3/15/2041 (b)(c)(d)		792	795
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)		23	22
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (c)		750	738
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (b)(c)(d)		532	532
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)		15	15
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)		475	467
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374% 12/15/2059 (c)		227	227
			4,689
Total mortgage-backed obligations			16,277
U.S. Treasury bonds & notes 0.22%
U.S. Treasury 0.22%
U.S. Treasury 4.125% 6/15/2029		638	637
Total U.S. Treasury bonds & notes			637
Total bonds, notes & other debt instruments (cost: $220,408,000)			220,121
Short-term securities 24.38%	Weighted average yield at acquisition
Commercial paper 20.63%
ANZ New Zealand (International), Ltd. 9/14/2026 (b)	3.731%	500	496
Atlantic Asset Securitization, LLC 9/9/2026 (b)	3.930	2,000	1,985
Australia & New Zealand Banking Group, Ltd. 10/22/2026 (b)	4.000	600	593
Australia & New Zealand Banking Group, Ltd. 11/3/2026 (b)	3.941	2,000	1,973
BofA Securities, Inc. 7/27/2026 (b)	3.900	1,500	1,496
Cabot Trail Funding, LLC 11/19/2026 (b)	3.983	2,000	1,969
Cabot Trail Funding, LLC 9/4/2026 (b)	3.886	1,750	1,738
Commonwealth Bank of Australia 12/1/2026 (b)	3.983	4,000	3,932
DBS Bank, Ltd. 9/9/2026 (b)	3.877	3,500	3,474
DNB Bank ASA 7/14/2026 (b)	3.419	2,500	2,496
Gotham Funding Corp. 7/6/2026 (b)	3.866	3,600	3,598
ING (U.S.) Funding, LLC 9/8/2026 (b)	3.885	2,000	1,985
LMA-Americas, LLC 7/1/2026 (b)	3.691	5,000	4,999
Manhattan Asset Funding Co., LLC 7/27/2026 (b)	3.857	4,000	3,989
National Bank of Canada 11/12/2026 (b)	3.998	3,500	3,449
National Bank of Canada 7/6/2026 (b)	3.667	1,500	1,499
Nestle Finance International, Ltd. 7/21/2026 (b)	3.998	4,000	3,991
OMERS Finance Trust 9/24/2026	3.844	5,000	4,954
Societe Generale 8/19/2026 (b)	3.818	4,000	3,979
Sumitomo Mitsui Trust Bank, Ltd. 7/28/2026 (b)	3.931	2,500	2,493
Thunder Bay Funding, LLC 11/23/2026 (b)	4.008	2,000	1,968
Toyota Motor Credit Corp. 7/10/2026	3.876	3,000	2,997
			60,053
Federal agency bills and notes 2.73%
Federal Home Loan Bank 7/1/2026	3.488	7,950	7,950

271	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (CGUI) (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.02%
Alberta (Province of) 9/18/2026 (e)	3.844%	USD 3,000	$2,975
Total short-term securities (cost: $70,987,000)			70,978
Total investment securities 99.97% (cost: $291,395,000)			291,099
Other assets less liabilities 0.03%			92
Net assets 100.00%			$291,191
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.757%	Annual	SOFR	Annual	5/1/2027	USD12,250	$(21)	$—	$(21)
SOFR	Annual	3.2515%	Annual	10/21/2027	5,952	78	—	78
SOFR	Annual	3.214%	Annual	10/24/2027	8,050	114	—	114
3.8855%	Annual	SOFR	Annual	11/2/2027	4,290	(6)	—	(6)
SOFR	Annual	3.2995%	Annual	2/9/2028	3,250	41	—	41
3.779%	Annual	SOFR	Annual	5/13/2028	9,480	(38)	—	(38)
						$168	$—	$168
Restricted security (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Alberta (Province of) 9/18/2026	5/28/2026	$2,975	$2,975	1.03%

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $144,936,000, which represented
49.77% of the net assets of the fund.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	272

Capital Group U.S. Multi-Sector Income ETF (CGMS)unaudited
Investment portfolio June 30, 2026

Bonds, notes & other debt instruments 96.61%	Principal amount (000)	Value (000)
Corporate bonds and notes 75.51%
Financials 15.74%
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	USD 5,218	$5,112
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	6,200	6,304
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	425	424
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	4,701	4,672
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR 200	244
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	100	119
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	USD 1,925	1,897
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	950	955
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	7,157	6,901
Aon North America, Inc. 5.45% 3/1/2034	5,961	6,083
Apollo Debt Solutions BDC 6.90% 4/13/2029	2	2
Apollo Debt Solutions BDC 5.875% 8/30/2030	2	2
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	12,275	12,022
Apollo Debt Solutions BDC 6.70% 7/29/2031	4,072	4,153
Apollo Debt Solutions BDC 6.55% 3/15/2032 (a)	326	329
Apollo Debt Solutions BDC 6.55% 3/15/2032	2	2
Arch Capital Group, Ltd. 5.25% 6/15/2036	564	563
Arch Capital Group, Ltd. 5.95% 6/15/2056	551	556
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,600	1,619
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	8,626	8,387
Ares Capital Corp. 5.55% 1/15/2030	1,350	1,343
Ares Capital Corp. 5.25% 4/12/2031	6,830	6,638
Ares Strategic Income Fund 5.55% 4/15/2031	15,625	15,171
Aretec Group, Inc. 7.50% 4/1/2029 (a)	7,983	7,958
Aretec Group, Inc. 10.00% 8/15/2030 (a)	400	422
Asurion, LLC 8.375% 2/1/2034 (a)	1,750	1,621
Athene Holding, Ltd. 6.625% 5/19/2055	8,729	8,495
Banco do Brasil SA 5.625% 10/23/2031 (a)	2,909	2,885
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (a)(b)	1,195	1,187
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	2,500	2,457
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (b)	900	893
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	125	110
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	255	230
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	3,434	3,590
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	3,832	3,912
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	28,150	27,735
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	2,000	1,998
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (a)	5,366	5,264
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (b)	1,000	985
BlackRock Funding, Inc. 5.25% 3/14/2054	1,767	1,666
Blackstone Private Credit Fund 5.95% 5/15/2031	510	502
Blackstone Private Credit Fund 6.00% 1/29/2032	1,450	1,430
Block, Inc. 5.625% 8/15/2030 (a)	3,660	3,671
Block, Inc. 6.50% 5/15/2032	9,140	9,336
Block, Inc. 6.00% 8/15/2033 (a)	5,657	5,699
Blue Owl Credit Income Corp. 5.80% 3/15/2030	1,137	1,109
Blue Owl Credit Income Corp. 6.65% 3/15/2031	1,647	1,648
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (a)	5,884	5,859
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	8,224	8,596
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	7,405	7,257
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	1,650	1,689
Brown & Brown, Inc. 4.90% 6/23/2030	525	524
Brown & Brown, Inc. 5.25% 6/23/2032	4,193	4,199
Brown & Brown, Inc. 5.55% 6/23/2035	5,707	5,698
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(b)	500	512
CaixaBank SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028) (b)	EUR 1,500	1,778
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (b)	1,500	1,756
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(b)	USD 1,499	1,485
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	2,501	2,553
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,753	1,856

273	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	USD 7,724	$8,027
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	10,836	10,698
Carlyle Group, Inc. (The) 5.05% 9/19/2035	250	239
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	1,292	1,351
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (b)	744	754
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,883	8,912
Chubb INA Holdings, LLC 4.90% 8/15/2035	4,951	4,884
Citi Bank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	5,000	4,998
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	11,093	11,178
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	7,676	7,291
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	18,464	16,096
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	17,357	16,546
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	6,591	5,993
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	1,200	1,255
Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029) (b)	EUR 1,500	1,750
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	USD 859	857
Deutsche Bank AG 4.50% 7/12/2035 (3-month EUR-EURIBOR + 1.70% on 7/12/2034) (b)	EUR 1,500	1,789
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	100	116
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	900	1,077
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	USD 4,850	5,030
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	5,425	5,522
FS KKR Capital Corp. 6.125% 1/15/2030	8,450	8,238
FS KKR Capital Corp. 6.125% 1/15/2031	643	618
FS KKR Capital Corp. 7.50% 8/1/2031	6,141	6,119
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	1,216	1,209
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	3,075	3,008
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (b)	1,617	1,453
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (b)	3,600	3,599
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	7,753	8,043
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	19,462	18,906
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (b)	5,585	5,455
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (b)	4,750	4,768
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	1,335	1,328
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	7,247	7,161
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	6,593	6,314
Hightower Holding, LLC 6.75% 4/15/2029 (a)	5,293	5,298
Hightower Holding, LLC 9.125% 1/31/2030 (a)	200	208
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	4,658	4,689
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (b)	640	685
HUB International, Ltd. 5.625% 12/1/2029 (a)	1,080	1,077
HUB International, Ltd. 7.25% 6/15/2030 (a)	1,947	1,999
HUB International, Ltd. 7.375% 1/31/2032 (a)	6,245	6,361
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	4,259	4,924
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	1,000	1,179
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	14,568	13,013
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	7,838	7,160
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	9,112	8,115
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	6,530	4,739
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	13,511	12,989
Jane Street Group, LLC 7.125% 4/30/2031 (a)	430	445
Jane Street Group, LLC 6.125% 11/1/2032 (a)	2,365	2,367
Jane Street Group, LLC 6.75% 5/1/2033 (a)	7,545	7,763
Jefferies Financial Group, Inc. 5.50% 2/15/2036	17,560	16,954
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	278	284
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	2,230	2,245
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	925	921
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	558	491
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (b)	4,000	4,090
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	6,509	6,694
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	9,278	9,128

Capital Group Fixed Income ETF Trust	274

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (b)	USD 7,635	$7,583
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,560	2,550
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	385	374
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	180	180
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	290	291
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	13,634	13,505
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,764	4,506
Mastercard, Inc. 4.875% 5/9/2034	556	557
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	500	494
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (b)	2,318	2,273
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (b)	402	405
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (b)	3,998	4,149
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	6,304	6,475
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	8,578	8,310
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	9,223	9,023
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (b)	5,284	5,260
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	200	206
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	731	707
Navient Corp. 5.00% 3/15/2027	50	50
Navient Corp. 4.875% 3/15/2028	1,000	981
Navient Corp. 9.375% 7/25/2030	963	979
Navient Corp. 11.50% 3/15/2031	846	894
Navient Corp. 9.375% 10/15/2031	7,515	7,496
Navient Corp. 7.875% 6/15/2032	12,140	11,377
Navient Corp. 5.625% 8/1/2033	21,282	17,611
OneMain Finance Corp. 6.125% 5/15/2030	1,000	1,001
OneMain Finance Corp. 7.50% 5/15/2031	8,475	8,761
OneMain Finance Corp. 7.125% 11/15/2031	8,471	8,650
OneMain Finance Corp. 7.125% 9/15/2032	13,173	13,411
OneMain Finance Corp. 6.50% 3/15/2033	765	753
OneMain Finance Corp. 6.75% 9/15/2033	480	476
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	2,270	2,275
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	8,996	9,036
Oxford Finance, LLC 7.75% 5/15/2031 (a)	5,255	5,213
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	385	401
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	1,295	1,268
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR 150	185
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	850	1,014
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD 2,254	2,276
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	3,769	4,163
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	7,897	8,141
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	7,971	8,078
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	5,569	5,712
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	445	429
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	1,085	1,068
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	2,190	2,198
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	7,605	7,567
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	2,895	2,912
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	601	608
Sumitomo Mitsui Financial Group, Inc., 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (b)	538	536
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	1,833	1,834
Synchrony Financial 7.25% 2/2/2033	9,053	9,441
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR + 2.07% on 7/29/2035) (b)	6,991	7,027
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	3,137	3,161
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	5,254	5,468
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	8,115	8,359
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	4,552	4,429
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	200	209
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	6,480	6,693

275	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	USD 8,740	$8,901
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	1,404	1,289
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033) (a)(b)	2,400	2,551
USI, Inc. 7.50% 1/15/2032 (a)	270	273
Voyager Parent, LLC 9.25% 7/1/2032 (a)	4,484	4,745
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	250	252
Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	25	25
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	1,100	1,112
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (b)	2,250	2,243
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	4,569	4,685
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	2,880	2,813
		814,367

Energy 8.90%
3R Lux SARL 9.75% 2/5/2031 (a)	1,798	1,887
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	1,370	1,354
Antero Resources Corp. 5.40% 2/1/2036	5,565	5,481
APA Corp. 5.25% 2/1/2042	1,188	1,031
Archrock Services, LP 6.00% 2/1/2034 (a)	315	313
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	7,048	7,048
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	460	466
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	1,565	1,584
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	605	621
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	4,898	4,787
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	6,711	6,495
Caturus Energy, LLC 8.50% 2/15/2030 (a)	685	714
Caturus Energy, LLC 7.125% 5/15/2031 (a)	785	778
Cheniere Energy Partners, LP 5.35% 11/30/2036 (a)	6,953	6,920
Cheniere Energy Partners, LP 6.05% 11/30/2056 (a)	4,530	4,579
CNX Resources Corp. 7.375% 1/15/2031 (a)	6,901	7,071
CNX Resources Corp. 7.25% 3/1/2032 (a)	6,870	7,082
CNX Resources Corp. 5.875% 3/1/2034 (a)	1,845	1,797
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	2,104	2,073
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	5,187	4,895
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	6,050	6,373
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	5,670	5,719
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	3,660	3,708
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	7,454	7,413
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	765	788
Diamondback Energy, Inc. 5.75% 4/18/2054	4,942	4,808
Diamondback Energy, Inc. 5.90% 4/18/2064	1,211	1,182
DT Midstream, Inc. 4.375% 6/15/2031 (a)	750	725
Ecopetrol SA 7.75% 2/1/2032	1,550	1,624
Ecopetrol SA 8.875% 1/13/2033	1,835	2,011
Ecopetrol SA 8.375% 1/19/2036	5,615	6,085
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	685	658
Eni SpA 5.25% 5/18/2036 (a)	4,870	4,791
Eni SpA 6.00% 5/18/2056 (a)	1,040	1,027
Enterprise Products Operating, LLC 5.20% 1/15/2036	266	267
EOG Resources, Inc. 4.40% 7/15/2028	205	205
EOG Resources, Inc. 5.95% 7/15/2055	500	510
EQT Corp. 4.75% 1/15/2031	3,356	3,326
Expand Energy Corp. 4.75% 2/1/2032	285	278
Exxon Mobil Corp. 3.452% 4/15/2051	4,115	2,932
FORESEA Holding SA 7.50% 6/15/2030	598	591
Genesis Energy, LP 8.25% 1/15/2029	1,895	1,958
Genesis Energy, LP 8.875% 4/15/2030	3,270	3,423
Genesis Energy, LP 7.875% 5/15/2032	1,790	1,847
Genesis Energy, LP 6.75% 3/15/2034	9,200	9,134

Capital Group Fixed Income ETF Trust	276

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
GeoPark, Ltd. 8.75% 1/31/2030 (a)	USD 5,000	$4,963
Global Partners, LP 8.25% 1/15/2032 (a)	3,605	3,777
Green Palm Bidco SARL 5.957% 6/30/2041 (a)	935	945
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (a)	3,740	3,821
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	520	531
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	1,934	2,004
Harvest Midstream I, LP 6.75% 5/15/2034 (a)	5,400	5,480
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	3,200	3,224
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	900	886
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	1,211	1,173
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,363	1,420
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	805	800
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	1,880	1,886
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	865	877
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	865	888
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	2,880	2,910
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	980	1,008
Matador Resources Co. 6.25% 4/15/2033 (a)	6,416	6,396
Matador Resources Co. 6.00% 4/15/2034 (a)	760	741
MPLX, LP 5.40% 9/15/2035	2,129	2,124
Murphy Oil Corp. 6.00% 10/1/2032	4,865	4,848
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)	1,000	1,004
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	4,335	4,533
NFE Brazil Financing, Ltd. 12.00% PIK 6/19/2029 (a)(c)	12,287	11,170
NFE Financing, LLC 12.00% 11/15/2029 (a)(d)	32,948	11,664
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,530	1,585
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	2,870	2,989
Noble Finance II, LLC 8.00% 4/15/2030 (a)	4,585	4,753
Noble Finance II, LLC 6.25% 6/15/2034 (a)	8,820	8,650
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	9,051	9,327
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	584	581
Odebrecht Drilling Services, LLC 7.50% 12/1/2030 (a)	1,775	1,753
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	830	830
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	1,135	1,194
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	9,939	10,285
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,260	1,287
Petroleos Mexicanos 5.95% 1/28/2031	5,913	5,848
Petroleos Mexicanos 6.70% 2/16/2032	2,612	2,637
Petroleos Mexicanos 6.375% 1/23/2045	74	63
Petroleos Mexicanos 6.75% 9/21/2047	131	112
Petroleos Mexicanos 6.35% 2/12/2048	33	27
Petroleos Mexicanos 7.69% 1/23/2050	314	293
Petroleos Mexicanos 6.95% 1/28/2060	5,413	4,557
Pluspetrol SA 8.125% 5/18/2031	992	1,028
Pluspetrol SA 8.50% 5/30/2032 (a)	2,288	2,378
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	2,115	1,170
Range Resources Corp. 4.75% 2/15/2030 (a)	320	314
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	4,636	4,730
Schlumberger Investment SA 4.80% 5/7/2033	663	660
Schlumberger Investment SA 5.15% 5/7/2036	2,087	2,079
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	5,280	5,101
Shell Finance US, Inc. 3.00% 11/26/2051 (a)	1,650	1,073
SM Energy Co. 8.375% 7/1/2028 (a)	2,526	2,586
SM Energy Co. 8.625% 11/1/2030 (a)	5,718	6,008
SM Energy Co. 8.75% 7/1/2031 (a)	6,298	6,581
SM Energy Co. 6.625% 4/15/2034 (a)	1,000	985
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	5,253	5,477
Sunoco, LP 7.00% 5/1/2029 (a)	2,745	2,822
Sunoco, LP 4.50% 5/15/2029	2,051	2,007
Sunoco, LP 5.625% 3/15/2031 (a)	1,095	1,087
Sunoco, LP 5.375% 7/15/2031 (a)	2,820	2,783
Sunoco, LP 7.25% 5/1/2032 (a)	6,695	6,949

277	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Sunoco, LP 6.25% 7/1/2033 (a)	USD 6,050	$6,107
Sunoco, LP 5.875% 3/15/2034 (a)	1,085	1,071
Sunoco, LP 5.625% 7/15/2034 (a)	2,615	2,554
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(b)	3,869	4,026
Talos Production, Inc. 9.00% 2/1/2029 (a)	1,275	1,329
Talos Production, Inc. 9.375% 2/1/2031 (a)	3,820	4,014
Targa Resources Corp. 5.40% 7/30/2036	3,005	2,994
TotalEnergies Capital International SA 3.127% 5/29/2050	6,250	4,160
TotalEnergies Capital SA 5.488% 4/5/2054	200	193
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	1,429	1,405
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	3,516	3,608
Transocean International, Ltd. 8.75% 2/15/2030 (a)	6,287	6,538
Transocean International, Ltd. 8.50% 5/15/2031 (a)	2,150	2,233
Transocean International, Ltd. 7.875% 10/15/2032 (a)	680	710
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	810	862
USA Compression Partners, LP 7.125% 3/15/2029 (a)	2,102	2,154
USA Compression Partners, LP 6.25% 10/1/2033 (a)	730	724
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	7,424	7,607
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	7,017	6,591
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	1,245	1,259
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	7,035	7,178
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	6,285	6,545
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	3,743	3,997
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	3,480	3,422
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	4,790	4,724
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,655	1,694
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	200	220
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	7,010	7,308
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	6,360	6,629
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	6,505	7,298
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	7,750	8,221
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	2,655	2,834
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	3,842	3,982
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	4,455	4,571
YPF SA 8.25% 1/17/2034	1,228	1,287
		460,070

Consumer discretionary 8.44%
Acushnet Co. 5.625% 12/1/2033 (a)	140	140
Advance Auto Parts, Inc. 3.90% 4/15/2030	10,836	10,195
Advance Auto Parts, Inc. 3.50% 3/15/2032	9,811	8,649
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	9,080	9,417
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	1,219	1,202
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	635	633
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	10,862	11,169
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	775	797
Amazon.com, Inc. 4.10% 11/20/2030	1,725	1,696
Amazon.com, Inc. 4.65% 11/20/2035	3,445	3,352
Amazon.com, Inc. 4.875% 3/13/2036	4,850	4,776
Amazon.com, Inc. 5.45% 11/20/2055	750	710
Amazon.com, Inc. 5.80% 3/13/2056	5,584	5,552
Amazon.com, Inc. 5.55% 11/20/2065	350	327
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	6,640	6,470
AutoNation, Inc. 5.89% 3/15/2035	9,840	10,041
Booking Holdings, Inc. 5.375% 5/7/2036	3,365	3,371
Boyd Gaming Corp. 4.75% 12/1/2027	1,020	1,017
Boyne USA, Inc. 4.75% 5/15/2029 (a)	1,010	995
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	7,720	7,424
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	642	646

Capital Group Fixed Income ETF Trust	278

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	USD 7,834	$7,648
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	3,765	3,761
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	575	596
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	10,236	10,367
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	9,185	9,286
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	11,986	12,137
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	4,136	4,338
Cyprium Corp. 6.125% 4/15/2031 (a)	595	597
Cyprium Corp. 6.375% 4/15/2034 (a)	785	785
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	6,305	6,134
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	5,727	5,489
Ford Motor Co. 7.45% 7/16/2031	375	407
Ford Motor Co. 6.10% 8/19/2032	410	418
Ford Motor Co. 5.291% 12/8/2046	511	421
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	100
Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	704
Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	350
Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	598
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,464	1,483
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,450	1,497
Ford Motor Credit Co., LLC 7.20% 6/10/2030	500	527
Ford Motor Credit Co., LLC 5.73% 9/5/2030	9,331	9,386
Ford Motor Credit Co., LLC 6.054% 11/5/2031	12,048	12,201
Ford Motor Credit Co., LLC 6.532% 3/19/2032	7,148	7,391
Ford Motor Credit Co., LLC 5.753% 4/6/2033	14,975	14,858
Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	692
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,446	7,498
Ford Motor Credit Co., LLC 6.50% 2/7/2035	14,674	15,034
Ford Motor Credit Co., LLC 5.869% 10/31/2035	7,850	7,690
General Motors Financial Co., Inc. 5.45% 7/15/2030	299	305
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,770	2,776
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,313	1,350
General Motors Financial Co., Inc. 6.15% 7/15/2035	5,311	5,537
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	7,990	7,183
Genting New York, LLC 7.25% 10/1/2029 (a)	420	432
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	1,075	1,044
GOHL Capital Holdings, Ltd., 7.625% perpetual bonds senior, (5-year UST Yield Curve Rate T Note Constant Maturity + 3.71% on 10/29/2031) (b)	1,289	1,250
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	11,025	11,128
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	700	701
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	950	947
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	4,790	4,529
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	4,680	4,700
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	1,150	1,141
Home Depot, Inc. 4.95% 6/25/2034	990	994
Home Depot, Inc. 5.30% 6/25/2054	221	209
Home Depot, Inc. 5.40% 6/25/2064	5,990	5,700
Hyundai Capital America 4.875% 6/23/2027 (a)	678	681
Hyundai Capital America 4.75% 6/18/2029 (a)	208	207
International Game Technology PLC 5.25% 1/15/2029 (a)	200	199
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	1,075	1,047
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	535	558
Levi Strauss & Co. 3.50% 3/1/2031 (a)	3,775	3,499
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	3,599	3,732
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	980	975
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	5,559	5,328
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	740	731
Mobility Global, Inc. 6.05% 6/15/2036 (a)	1,900	1,922
Newell Brands, Inc. 8.50% 6/1/2028 (a)	330	345
Newell Brands, Inc. 6.375% 5/15/2030	9,430	9,565
Newell Brands, Inc. 6.625% 5/15/2032	11,461	11,612
Newell Brands, Inc. 7.375% 4/1/2036	7,694	7,810

279	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Newell Brands, Inc. 7.50% 4/1/2046	USD 200	$187
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	1,410	1,381
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	205	202
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	4,425	4,565
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	6,020	6,242
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	14,550	15,415
Party City Holdings, Inc. 0% 8/27/2030 (e)	74	2
Prosus NV 4.193% 1/19/2032	1,775	1,688
Prosus NV 3.832% 2/8/2051	1,415	946
Prosus NV 4.987% 1/19/2052	685	546
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	79	81
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	6,521	6,405
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	375	385
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	875	867
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	2,427	2,451
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	3,432	3,342
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	11,887	11,806
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	9,750	9,448
Sally Holdings, LLC 6.75% 3/1/2032	7,949	8,126
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	2,000	1,711
Service Corp. International 5.75% 10/15/2032	735	739
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	400	412
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	814	799
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	9,333	8,986
Station Casinos, LLC 6.625% 3/15/2032 (a)	1,070	1,087
TopBuild Corp. 5.625% 1/31/2034 (a)	1,140	1,155
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	3,310	3,203
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	770	769
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	731	745
Valvoline, Inc. 3.625% 6/15/2031 (a)	1,394	1,287
Whirlpool Corp. 7.50% 7/1/2031 (a)	1,100	1,116
Whirlpool Corp. 7.875% 7/1/2034 (a)	2,025	2,038
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	1,776	1,751
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	595	588
Wynn Macau, Ltd. 5.625% 8/26/2028	450	447
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	6,393	6,760
		436,787

Communication services 7.80%
Alphabet, Inc. 4.40% 2/15/2033	1,330	1,302
Altice France 6.50% 3/15/2032 (a)	6,340	6,132
Altice France 6.875% 7/15/2032 (a)	5,429	5,271
AT&T, Inc. 3.50% 9/15/2053	675	439
AT&T, Inc. 3.55% 9/15/2055	990	638
CCO Holdings, LLC 5.00% 2/1/2028 (a)	1,366	1,350
CCO Holdings, LLC 4.75% 3/1/2030 (a)	334	317
CCO Holdings, LLC 4.25% 2/1/2031 (a)	845	762
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,025	915
CCO Holdings, LLC 4.50% 5/1/2032	1,815	1,604
CCO Holdings, LLC 7.00% 2/1/2033 (a)	4,975	4,883
CCO Holdings, LLC 4.50% 6/1/2033 (a)	12,217	10,609
CCO Holdings, LLC 4.25% 1/15/2034 (a)	9,863	8,359
CCO Holdings, LLC 7.375% 2/1/2036 (a)	11,982	11,765
Charter Communications Operating, LLC 4.40% 4/1/2033	3,545	3,266
Charter Communications Operating, LLC 6.65% 2/1/2034	1,230	1,263
Charter Communications Operating, LLC 6.384% 10/23/2035	7,415	7,407
Charter Communications Operating, LLC 4.80% 3/1/2050	2,690	2,008
Charter Communications Operating, LLC 3.70% 4/1/2051	20,135	12,504
Charter Communications Operating, LLC 3.90% 6/1/2052	2,320	1,480
Charter Communications Operating, LLC 5.25% 4/1/2053	13,835	10,795

Capital Group Fixed Income ETF Trust	280

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Charter Communications Operating, LLC 6.70% 12/1/2055	USD 6,527	$6,225
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	1,427	1,433
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	125	125
Connect Finco SARL 9.00% 9/15/2029 (a)	18,586	19,580
Connect Holding II, LLC 10.50% 4/3/2031 (a)	4,410	4,421
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	458	458
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	11,300	11,515
Discovery Global Holdings, Inc. 4.054% 3/15/2029	150	149
Discovery Global Holdings, Inc. 4.279% 3/15/2032	705	633
Discovery Global Holdings, Inc. 5.05% 3/15/2042	13,582	9,967
Discovery Global Holdings, Inc. 5.141% 3/15/2052	204	137
DISH Network Corp. 11.75% 11/15/2027 (a)	4,275	4,396
EchoStar Corp. 10.75% 11/30/2029	7,963	8,610
EchoStar Corp. 6.75% PIK 11/30/2030 (c)	9,490	9,659
Gray Media, Inc. 10.50% 7/15/2029 (a)	4,969	5,248
Gray Media, Inc. 4.75% 10/15/2030 (a)	351	252
Gray Media, Inc. 5.375% 11/15/2031 (a)	1,509	1,014
Gray Media, Inc. 9.625% 7/15/2032 (a)	13,659	13,195
Gray Media, Inc. 7.25% 8/15/2033 (a)	713	703
Lamar Media Corp. 3.625% 1/15/2031	325	303
Lamar Media Corp. 5.375% 11/1/2033 (a)	1,375	1,349
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	930	962
Meta Platforms, Inc. 4.60% 11/15/2032	398	391
Meta Platforms, Inc. 4.875% 11/15/2035	8,571	8,344
Meta Platforms, Inc. 5.25% 5/15/2036	8,532	8,475
Meta Platforms, Inc. 5.50% 11/15/2045	3,491	3,241
Meta Platforms, Inc. 4.45% 8/15/2052	11,811	9,109
Meta Platforms, Inc. 5.40% 8/15/2054	300	265
Meta Platforms, Inc. 5.625% 11/15/2055	6,418	5,820
Meta Platforms, Inc. 6.30% 5/15/2056	935	931
Meta Platforms, Inc. 5.75% 11/15/2065	5,112	4,596
News Corp. 3.875% 5/15/2029 (a)	280	272
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	6,219	6,095
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	12,510	12,518
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	11,697	11,679
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	4,245	4,443
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	3,770	4,003
Orange 4.75% 1/13/2033 (a)	1,569	1,540
Orange 5.00% 1/13/2036 (a)	10,362	10,126
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,560	2,494
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	575	574
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	7,227	6,807
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	16,842	15,306
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	1,505	1,488
Snap, Inc. 6.875% 3/1/2033 (a)	15,340	14,961
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	1,241	1,238
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	9,413	9,360
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	16,000	15,797
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	4,000	3,892
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	3,700	3,572
T-Mobile USA, Inc. 3.50% 2/11/2037	EUR 1,250	1,382
Univision Communications, Inc. 4.50% 5/1/2029 (a)	USD 7,775	7,429
Univision Communications, Inc. 7.375% 6/30/2030 (a)	8,744	8,775
Univision Communications, Inc. 8.50% 7/31/2031 (a)	9,020	9,066
Univision Communications, Inc. 9.375% 8/1/2032 (a)	7,880	8,013
Verizon Communications, Inc. 2.355% 3/15/2032	167	146
Verizon Communications, Inc. 4.75% 1/15/2033	681	671
Verizon Communications, Inc. 5.00% 1/15/2036	3,687	3,597
Verizon Communications, Inc. 5.75% 11/30/2045	461	448
Verizon Communications, Inc. 3.55% 3/22/2051	310	215
Verizon Communications, Inc. 3.875% 3/1/2052	324	238
Verizon Communications, Inc. 5.875% 11/30/2055	1,009	980

281	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 6.00% 11/30/2065	USD 519	$503
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,115	1,154
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	287	272
		403,629

Health care 7.63%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	4,450	4,510
Abbott Laboratories 4.30% 3/15/2033	815	791
Abbott Laboratories 4.65% 3/15/2036	5,305	5,153
AbbVie, Inc. 5.05% 3/15/2034	12,439	12,577
AbbVie, Inc. 4.75% 3/15/2036	6,496	6,358
AbbVie, Inc. 5.35% 3/15/2044	350	342
Accendra Health, Inc. 9.00% 6/15/2032 (a)	5,792	5,395
Accendra Health, Inc. 9.75% 6/15/2033 (a)	8,940	6,112
Accendra Health, Inc. 9.75% 6/15/2033 (a)	986	674
Amgen, Inc. 4.20% 2/19/2031	890	873
Amgen, Inc. 5.25% 3/2/2033	5,373	5,469
Amgen, Inc. 4.85% 2/19/2036	8,934	8,756
Amgen, Inc. 5.65% 3/2/2053	623	607
Amgen, Inc. 5.75% 3/2/2063	1,250	1,213
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	615	639
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	941	899
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	5,465	5,459
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	575	511
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	815	522
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	285	168
Baxter International, Inc. 5.65% 12/15/2035	13,914	13,808
Baxter International, Inc. 3.132% 12/1/2051	1,475	883
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	6,925	6,808
Bristol-Myers Squibb Co. 5.55% 2/22/2054	7,401	7,233
Centene Corp. 3.00% 10/15/2030	1,000	906
Centene Corp. 2.50% 3/1/2031	17,619	15,401
Centene Corp. 2.625% 8/1/2031	8,089	7,054
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	600	567
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	896	966
Cigna Group (The) 5.25% 1/15/2036	4,134	4,146
Cigna Group (The) 6.00% 1/15/2056	4,651	4,741
CVS Health Corp. 5.00% 9/15/2032	1,081	1,084
CVS Health Corp. 5.45% 9/15/2035	11,884	12,043
CVS Health Corp. 6.00% 6/1/2044	750	758
CVS Health Corp. 6.05% 6/1/2054	9,679	9,691
CVS Health Corp. 6.20% 9/15/2055	6,303	6,453
CVS Health Corp. 6.00% 6/1/2063	671	656
CVS Health Corp. 6.25% 9/15/2065	1,500	1,516
DaVita, Inc. 6.875% 9/1/2032 (a)	9,455	9,756
DaVita, Inc. 6.75% 7/15/2033 (a)	6,665	6,881
Elevance Health, Inc. 5.00% 1/15/2036	8,484	8,323
Elevance Health, Inc. 5.70% 9/15/2055	2,100	2,047
Eli Lilly and Co. 5.10% 2/12/2035	2,992	3,040
Encompass Health Corp. 5.875% 6/1/2034 (a)	3,745	3,740
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	7,101	7,468
Gilead Sciences, Inc. 5.25% 10/15/2033	2,219	2,284
Gilead Sciences, Inc. 5.10% 6/15/2035	5,005	5,049
Grifols SA 7.50% 5/1/2030	EUR 1,046	1,246
Horseshoe Funding Trust II 6.887% 11/15/2055 (a)	USD 12,500	13,114
Humana, Inc. 5.75% 4/15/2054	557	523
Humana, Inc. 6.00% 5/1/2055	1,650	1,601
IQVIA, Inc. 6.25% 6/1/2032 (a)	3,098	3,153
Johnson & Johnson 4.85% 3/1/2032	750	766
Johnson & Johnson 5.25% 6/1/2054	450	449

Capital Group Fixed Income ETF Trust	282

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Medline Borrower, LP 3.875% 4/1/2029 (a)	USD 3,000	$2,915
Medline Borrower, LP 5.25% 10/1/2029 (a)	4,445	4,420
Medline Borrower, LP 5.00% 6/15/2031 (a)	10,535	10,491
Medline Borrower, LP 5.25% 6/15/2033 (a)	7,006	6,969
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	5,170	5,266
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	11,130	10,069
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	10,079	10,103
Novartis Capital Corp. 4.90% 3/18/2036	471	468
Novartis Capital Corp. 5.60% 3/18/2046	60	61
Novartis Capital Corp. 5.70% 3/18/2056	223	227
Organon & Co. 4.125% 4/30/2028 (a)	2,851	2,817
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	1,845	1,763
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	6,403	6,036
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)	5,081	5,050
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	1,025	1,071
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	1,516	1,531
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	3,955	4,106
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	7,113	7,210
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,633	12,610
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	988	998
Tenet Healthcare Corp. 6.75% 5/15/2031	4,670	4,786
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	4,615	4,725
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,070	5,071
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	5,502	5,907
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	4,876	5,500
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	6,735	6,992
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,760	2,132
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	6,345	6,505
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	302	297
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	1,098	1,085
UnitedHealth Group, Inc. 5.00% 4/15/2034	4,750	4,749
UnitedHealth Group, Inc. 5.30% 6/15/2035	12,200	12,430
UnitedHealth Group, Inc. 5.50% 7/15/2044	2,025	1,984
UnitedHealth Group, Inc. 2.90% 5/15/2050	444	284
UnitedHealth Group, Inc. 5.95% 6/15/2055	6,785	6,997
		394,807

Information technology 5.78%
Amphenol Corp. 4.40% 2/15/2033	1,059	1,030
Amphenol Corp. 4.625% 2/15/2036	8,600	8,307
Amphenol Corp. 5.30% 11/15/2055	183	174
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	3,895	3,912
Beacon Point DC, LLC 6.129% 11/30/2042 (a)	4,257	4,295
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	4,855	4,923
Broadcom, Inc. 5.15% 11/15/2031	1,687	1,717
Broadcom, Inc. 4.55% 2/15/2032	739	729
Broadcom, Inc. 3.469% 4/15/2034	4,144	3,722
Broadcom, Inc. 4.80% 10/15/2034	885	867
Broadcom, Inc. 5.20% 7/15/2035	6,907	6,934
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	755	733
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	17,043	16,555
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	2,980	2,586
CoreWeave, Inc. 9.75% 10/1/2031 (a)	4,410	4,403
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	9,920	10,356
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	1,500	1,454
Fair Isaac Corp. 6.00% 5/15/2033 (a)	6,565	6,468
Hughes Satellite Systems Corp. 5.25% 8/1/2026	1,663	1,407
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,762	2,345
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	8,084	8,192
Intel Corp. 5.30% 5/15/2036	4,425	4,405

283	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Intel Corp. 3.05% 8/12/2051	USD 2,545	$1,593
Intel Corp. 5.60% 2/21/2054	12,800	11,979
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	3,575	3,585
Microchip Technology, Inc. 5.05% 3/15/2029	775	781
Microchip Technology, Inc. 5.05% 2/15/2030	5,577	5,602
NCR Atleos Corp. 9.50% 4/1/2029 (a)	2,790	2,976
NVIDIA Corp. 4.95% 6/15/2036	2,000	1,983
Oracle Corp. 4.45% 9/26/2030	450	435
Oracle Corp. 5.35% 5/4/2033	6,184	6,009
Oracle Corp. 5.50% 8/3/2035	11,469	10,979
Oracle Corp. 5.20% 9/26/2035	12,060	11,296
Oracle Corp. 5.70% 2/4/2036	19,515	18,906
Oracle Corp. 5.875% 9/26/2045	1,000	876
Oracle Corp. 6.50% 2/4/2046	3,509	3,310
Oracle Corp. 5.95% 9/26/2055	14,550	12,373
Oracle Corp. 6.70% 2/4/2056	15,668	14,756
Oracle Corp. 6.10% 9/26/2065	1,000	837
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	31,442	31,355
Roper Technologies, Inc. 4.90% 10/15/2034	1,939	1,875
SE Cosmos, LLC 8.875% 5/1/2031 (a)	6,300	6,482
Synopsys, Inc. 4.85% 4/1/2030	2,750	2,755
Synopsys, Inc. 5.15% 4/1/2035	12,770	12,703
Synopsys, Inc. 5.70% 4/1/2055	8,550	8,299
UKG, Inc. 6.875% 2/1/2031 (a)	7,830	7,612
Unisys Corp. 10.625% 1/15/2031 (a)	12,419	11,699
Viasat, Inc. 5.625% 4/15/2027 (a)	3,265	3,268
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(f)	465	516
WULF Compute, LLC 7.75% 10/15/2030 (a)	8,280	8,702
		299,056

Industrials 4.79%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	199	203
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	685	671
AECOM 6.00% 8/1/2033 (a)	105	105
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	315	314
Ambipar Lux SARL 9.875% 2/6/2031 (a)	590	141
Ambipar Lux SARL 10.875% 2/5/2033 (a)	925	213
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	5,995	6,179
Aramark Services, Inc. 5.00% 2/1/2028 (a)	1,320	1,318
ATI, Inc. 4.875% 10/1/2029	1,232	1,219
ATI, Inc. 7.25% 8/15/2030	349	363
ATI, Inc. 5.875% 6/15/2033	905	918
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	3,285	3,233
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	4,820	4,728
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	1,740	1,794
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	2,045	2,067
BAE Systems PLC 5.30% 3/26/2034 (a)	1,000	1,018
Bidvest Group (UK) PLC 6.20% 9/17/2032	2,250	2,275
Boeing Co. (The) 5.15% 5/1/2030	2,687	2,720
Boeing Co. (The) 6.528% 5/1/2034	3,304	3,596
Boeing Co. (The) 5.705% 5/1/2040	500	509
Boeing Co. (The) 5.805% 5/1/2050	1,420	1,404
Boeing Co. (The) 6.858% 5/1/2054	4,121	4,635
Boeing Co. (The) 5.93% 5/1/2060	2,445	2,407
Bombardier, Inc. 5.875% 1/15/2035 (a)	1,455	1,462
Canadian National Railway Co. 4.375% 9/18/2034	375	362
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,823	2,855
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	310	310
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	340	327
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	45	46

Capital Group Fixed Income ETF Trust	284

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	USD 1,090	$1,098
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	545	547
CoreLogic, Inc. 4.50% 5/1/2028 (a)	4,731	4,625
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	4,505	4,601
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	9,160	9,540
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	4,610	4,723
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	7,105	6,990
ESAB Corp. 5.625% 4/1/2031 (a)	825	828
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	4,856	4,861
Garda World Security Corp. 6.50% 1/15/2031 (a)	730	741
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,360	1,393
GE Vernova, Inc. 4.875% 2/4/2036	2,250	2,215
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	3,620	3,699
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	5,345	5,539
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	775	775
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	12,061	12,583
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	810	805
Hertz Corp. (The) 4.625% 12/1/2026 (a)	450	408
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	3,939	3,880
Howmet Aerospace, Inc. 3.90% 4/15/2029	1,000	984
Howmet Aerospace, Inc. 4.75% 4/15/2036	1,000	973
Icahn Enterprises, LP 5.25% 5/15/2027	12,886	12,743
Icahn Enterprises, LP 9.75% 1/15/2029	9,360	9,187
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	405	400
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	435	441
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	755	787
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	441	451
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	608	603
Moog, Inc. 5.50% 10/15/2034 (a)	370	365
Norfolk Southern Corp. 5.05% 8/1/2030	57	58
Norfolk Southern Corp. 4.45% 3/1/2033	15	15
Norfolk Southern Corp. 5.35% 8/1/2054	5,426	5,126
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	4,985	5,083
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	7,110	7,346
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	4,005	4,114
Regal Rexnord Corp. 6.40% 4/15/2033	6,600	7,009
Republic Services, Inc. 5.15% 3/15/2035	1,000	1,016
Reworld Holding Corp. 4.875% 12/1/2029 (a)	5,940	5,670
Science Applications International Corp. 5.875% 11/1/2033 (a)	1,285	1,267
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,800	3,693
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	3,943	3,689
Siemens Funding BV 5.80% 5/28/2055 (a)	704	729
Siemens Funding BV 5.90% 5/28/2065 (a)	541	555
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	1,465	1,450
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	1,235	1,231
TransDigm, Inc. 6.375% 3/1/2029 (a)	300	305
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,615	1,658
TransDigm, Inc. 6.375% 5/31/2033 (a)	14,810	14,961
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,690	1,726
TransDigm, Inc. 6.75% 1/31/2034 (a)	8,100	8,314
TransDigm, Inc. 6.125% 7/31/2034 (a)	5,902	5,902
Union Pacific Corp. 5.10% 2/20/2035	4,092	4,153
Union Pacific Corp. 2.95% 3/10/2052	708	453
Union Pacific Corp. 3.50% 2/14/2053	358	253
Union Pacific Corp. 5.60% 12/1/2054	3,748	3,720
United Airlines Holdings, Inc. 4.875% 3/1/2029	185	183
United Rentals (North America), Inc. 5.25% 1/15/2030	385	385
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	4,720	4,845
Waste Connections, Inc. 4.80% 7/15/2036	4,342	4,227
Waste Management, Inc. 4.95% 3/15/2035	500	499
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	615	631
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	515	511

285	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	USD 850	$877
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	1,295	1,330
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	810	803
		247,964

Consumer staples 4.76%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	275	261
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	11,470	11,222
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	1,000	967
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	11,579	11,042
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	889
B&G Foods, Inc. 5.25% 9/15/2027	990	994
B&G Foods, Inc. 8.00% 9/15/2028 (a)	12,078	12,104
B&G Foods, Inc. 11.00% 6/15/2031 (a)	1,803	1,666
BAT Capital Corp. 4.625% 3/22/2033	630	617
BAT Capital Corp. 6.421% 8/2/2033	4,775	5,164
BAT Capital Corp. 6.00% 2/20/2034	3,909	4,123
BAT Capital Corp. 5.625% 8/15/2035	8,982	9,260
BAT Capital Corp. 7.081% 8/2/2053	7,383	8,336
BAT Capital Corp. 6.25% 8/15/2055	261	267
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	8,715	8,231
Clorox Co. 4.70% 5/15/2031	302	300
Clorox Co. 4.95% 5/15/2033	326	323
Clorox Co. 5.25% 5/15/2036	366	365
Constellation Brands, Inc. 4.75% 5/9/2032	3,266	3,232
Coty, Inc. 6.625% 7/15/2030 (a)	1,030	1,031
Coty, Inc. 5.60% 1/15/2031 (a)	15,628	15,213
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	3,000	3,021
Fiesta Purchaser, Inc. 10.00% 9/30/2032 (a)	160	157
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	11,620	11,956
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	500	505
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	1,297	1,325
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	6,235	6,358
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	5,574	5,263
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	795	810
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	3,221	3,184
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	535	178
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	250	240
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	10,089	9,493
MARB BondCo PLC 3.95% 1/29/2031	1,606	1,409
Mars, Inc. 5.20% 3/1/2035 (a)	17,291	17,366
Mars, Inc. 5.65% 5/1/2045 (a)	1,330	1,322
Mars, Inc. 5.70% 5/1/2055 (a)	10,074	9,932
Mars, Inc. 5.80% 5/1/2065 (a)	476	473
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	4,190	4,339
Opal Bidco SAS 6.50% 3/31/2032 (a)	975	995
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	166	161
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	4,040	4,094
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	1,070	1,051
Philip Morris International, Inc. 4.75% 11/1/2031	512	514
Philip Morris International, Inc. 5.375% 2/15/2033	2,780	2,855
Philip Morris International, Inc. 5.625% 9/7/2033	6,758	7,029
Philip Morris International, Inc. 5.25% 2/13/2034	7,625	7,752
Philip Morris International, Inc. 4.90% 11/1/2034	10,257	10,198
Philip Morris International, Inc. 4.625% 10/29/2035	6,984	6,727
Post Holdings, Inc. 4.625% 4/15/2030 (a)	5,785	5,592
Post Holdings, Inc. 6.25% 2/15/2032 (a)	303	308
Post Holdings, Inc. 6.375% 3/1/2033 (a)	13,470	13,373
Post Holdings, Inc. 6.25% 10/15/2034 (a)	4,825	4,744
Post Holdings, Inc. 6.50% 3/15/2036 (a)	1,845	1,826

Capital Group Fixed Income ETF Trust	286

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	USD 2,995	$2,754
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	1,610	1,610
US Foods, Inc. 4.625% 6/1/2030 (a)	320	313
Walmart, Inc. 4.90% 4/28/2035	1,200	1,211
		246,045

Materials 4.29%
Avient Corp. 6.25% 11/1/2031 (a)	260	264
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	834	867
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	625	624
Ball Corp. 5.50% 9/15/2033	8,701	8,760
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	36
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	6,566	6,704
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,489	921
Braskem Netherlands Finance BV 4.50% 1/31/2030	6,312	3,634
Braskem Netherlands Finance BV 4.50% 1/31/2030 (a)	400	230
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,732	1,713
Braskem Netherlands Finance BV 8.75% 1/12/2031 (a)	2,468	1,547
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	3,725	2,212
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	6,100	3,673
Braskem Netherlands Finance BV 8.00% 10/15/2034	1,250	753
Braskem Netherlands Finance BV 5.875% 1/31/2050	2,320	998
Canpack Group, Inc. 6.00% 5/15/2031 (a)	1,785	1,796
CAN-PACK SA 3.875% 11/15/2029 (a)	1,420	1,348
Capstone Copper Corp. 6.75% 3/31/2033 (a)	750	761
Celanese US Holdings, LLC 7.35% 11/15/2028	181	189
Celanese US Holdings, LLC 6.50% 4/15/2030	8,272	8,436
Celanese US Holdings, LLC 7.00% 2/15/2031	1,575	1,622
Celanese US Holdings, LLC 6.879% 7/15/2032	9,870	10,386
Celanese US Holdings, LLC 7.45% 11/15/2033	12,054	12,886
Celanese US Holdings, LLC 7.375% 2/15/2034	4,510	4,663
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	1,315	1,319
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	6,988	7,054
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	8,025	8,128
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	300	298
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	6,035	6,036
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	10,835	10,829
Commercial Metals Co. 5.75% 11/15/2033 (a)	725	721
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	8,158	8,452
Dow Chemical Co. (The) 4.80% 1/15/2031	1,750	1,725
Dow Chemical Co. (The) 5.15% 2/15/2034	1,000	981
Dow Chemical Co. (The) 5.35% 3/15/2035	2,353	2,317
Dow Chemical Co. (The) 5.65% 3/15/2036	7,807	7,770
Dow Chemical Co. (The) 4.375% 11/15/2042	2,150	1,735
Dow Chemical Co. (The) 5.55% 11/30/2048	68	60
Dow Chemical Co. (The) 4.80% 5/15/2049	618	495
Dow Chemical Co. (The) 3.60% 11/15/2050	407	270
Dow Chemical Co. (The) 6.90% 5/15/2053	1,125	1,176
Dow Chemical Co. (The) 5.60% 2/15/2054	7,041	6,244
Element Solutions, Inc. 3.875% 9/1/2028 (a)	1,730	1,689
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	2,370	2,328
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(c)	2,486	665
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	3,946	3,335
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	740	744
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	715	721
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	2,250	2,276
LYB International Finance III, LLC 5.125% 1/15/2031	246	246
LYB International Finance III, LLC 5.50% 3/1/2034	1,102	1,093
LYB International Finance III, LLC 6.15% 5/15/2035	8,333	8,544
LYB International Finance III, LLC 5.875% 1/15/2036	6,777	6,798

287	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
LYB International Finance III, LLC 3.375% 10/1/2040	USD 405	$297
Magnera Corp. 7.25% 11/15/2031 (a)	10,630	10,386
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	2,290	2,304
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	1,770	1,810
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	775	763
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	2,100	2,169
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	4,445	4,592
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	685	686
PT Krakatau Posco 6.375% 6/11/2029	1,500	1,511
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	6,261	6,397
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	1,105	1,127
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (b)(c)	291	292
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (b)(c)	245	247
Sasol Financing USA, LLC 8.75% 5/3/2029 (f)	202	212
Sasol Financing USA, LLC 5.50% 3/18/2031	2,000	1,864
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	553	546
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	5,365	5,323
Sherwin-Williams Co. 5.15% 8/15/2035	1,064	1,068
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	880	875
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	194	205
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	680	752
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	5,750	5,759
Veritiv Operating Co. 10.50% 11/30/2030 (a)	650	666
Westlake Corp. 6.375% 11/15/2055	2,733	2,701
		221,624

Real estate 3.71%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	2,415	2,332
Boston Properties, LP 2.55% 4/1/2032	3,422	2,981
Boston Properties, LP 2.45% 10/1/2033	6,008	4,944
Boston Properties, LP 6.50% 1/15/2034	1,809	1,921
Boston Properties, LP 5.75% 1/15/2035	10,112	10,213
Fibra SOMA Trust F/6185 7.125% 5/28/2036 (a)	1,860	1,854
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,385	1,408
Highwoods Realty, LP 7.65% 2/1/2034	5,216	5,826
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	9,171	8,867
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	5,761	5,452
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	8,390	8,324
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	8,980	8,878
Hudson Pacific Properties, LP 4.65% 4/1/2029	500	475
Hudson Pacific Properties, LP 3.25% 1/15/2030	14,185	12,420
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	335	330
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	1,500	1,516
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	4,755	4,780
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	11,825	12,095
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	10,500	10,730
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,190	1,202
MPT Operating Partnership, LP 5.00% 10/15/2027	13,853	13,446
MPT Operating Partnership, LP 4.625% 8/1/2029	395	318
MPT Operating Partnership, LP 3.50% 3/15/2031	1,646	1,133
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	19,331	19,804
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	9,834	9,622
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	345	351
Piedmont Operating Partnership, LP 5.625% 1/15/2033	3,179	3,166
Prologis, LP 4.75% 6/15/2033	1,110	1,100
Prologis, LP 5.00% 1/31/2035	1,072	1,067
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	140	140

Capital Group Fixed Income ETF Trust	288

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Service Properties Trust 3.95% 1/15/2028	USD 5,345	$5,212
Service Properties Trust 0% 9/30/2027 (a)	1,895	1,759
Service Properties Trust 4.95% 10/1/2029	6,449	6,080
Service Properties Trust 4.375% 2/15/2030	12,106	10,981
Service Properties Trust 8.625% 11/15/2031 (a)	9,227	9,724
Trust 2401 7.70% 1/23/2032 (a)	280	299
VICI Properties, LP 5.625% 4/1/2035	944	945
		191,695

Utilities 3.66%
Aegea Finance SARL 9.00% 1/20/2031 (a)	476	458
AEP Transmission Co., LLC 5.375% 6/15/2035	125	127
AES Corp. 5.75% 7/15/2033	2,825	2,843
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	265	265
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	925	906
Comision Federal de Electricidad 6.045% 1/28/2034	2,040	2,000
Consumers Energy Co. 5.05% 5/15/2035	5,095	5,106
Consumers Energy Co. 5.125% 5/1/2036	2,475	2,474
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	695	706
DTE Electric Co. 4.85% 3/1/2036	725	709
Duke Energy Carolinas, LLC 5.15% 6/15/2036	1,050	1,051
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	260
Duke Energy Corp. 4.50% 8/15/2032	329	323
Duke Energy Florida, LLC 5.875% 11/15/2033	90	95
Duke Energy Florida, LLC 4.85% 12/1/2035	665	652
Edison International 4.80% 3/15/2031	494	481
Edison International 5.25% 3/15/2032	6,545	6,466
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	2,800	2,882
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	1,200	1,394
ENEL Finance International NV 5.00% 9/30/2035 (a)	1,250	1,215
Enfragen Energia Sur SA 8.499% 6/30/2032	322	337
Florida Power & Light Co. 5.30% 6/15/2034	6,850	6,992
Florida Power & Light Co. 4.70% 2/15/2036	4,800	4,655
Generadora de Gatun SA 6.874% 9/30/2044 (a)	835	863
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (a)	565	586
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	7,867	8,308
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	275	276
NiSource, Inc. 5.30% 5/18/2036	1,125	1,126
Northern States Power Co. 5.05% 5/15/2035	175	176
Northern States Power Co. 4.85% 5/15/2036	2,900	2,852
Northern States Power Co. 5.40% 3/15/2054	360	346
Pacific Gas and Electric Co. 6.40% 6/15/2033	7,020	7,431
Pacific Gas and Electric Co. 6.00% 8/15/2035	963	993
Pacific Gas and Electric Co. 5.60% 8/15/2036	135	135
Pacific Gas and Electric Co. 4.95% 7/1/2050	7,673	6,410
Pacific Gas and Electric Co. 3.50% 8/1/2050	10,082	6,731
PacifiCorp 5.45% 4/15/2033	2,563	2,603
PacifiCorp 5.45% 2/15/2034	7,260	7,347
PacifiCorp 5.80% 4/15/2036	9,968	10,235
PacifiCorp 3.30% 3/15/2051	695	455
PacifiCorp 2.90% 6/15/2052	1,508	903
PacifiCorp 5.35% 12/1/2053	754	677
PacifiCorp 5.50% 5/15/2054	366	336
PacifiCorp 5.80% 1/15/2055	12,435	11,868
Pampa Energia SA 7.75% 11/14/2037 (a)	2,215	2,269
Pampa Energia SA 7.75% 11/14/2037	346	355
PG&E Corp. 5.25% 7/1/2030	6,855	6,754

289	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	USD 2,309	$2,354
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	5,711	5,694
Public Service Electric and Gas Co. 5.05% 3/1/2035	3,230	3,239
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,236	1,228
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,775	1,756
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	1,565	1,587
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	989	989
Rio Grande LNG, LLC 5.50% 1/30/2034 (a)	385	383
Rio Grande LNG, LLC 5.75% 6/30/2036 (a)	12,960	12,919
Rio Grande LNG, LLC 6.15% 6/30/2041 (a)	1,920	1,921
Southern California Edison Co. 4.80% 3/15/2033	5,150	5,051
Southern California Edison Co. 5.20% 6/1/2034	2,205	2,186
Southern California Edison Co. 4.00% 4/1/2047	114	85
Southern California Edison Co. 3.65% 2/1/2050	6,130	4,244
Southern California Edison Co. 6.20% 9/15/2055	625	622
Talen Energy Supply, LLC 6.125% 5/1/2031 (f)	6,115	6,118
Talen Energy Supply, LLC 6.375% 5/1/2033 (f)	9,645	9,637
Union Electric Co. 5.25% 4/15/2035	3,250	3,285
Union Electric Co. 5.125% 3/15/2055	50	46
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	440	432
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	2,755	2,841
		189,049

Municipals 0.01%
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(e)	382	382
Total corporate bonds and notes		3,905,475
Mortgage-backed obligations 10.44%
Commercial mortgage-backed securities 7.69%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (g)(h)	634	598
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.718% 6/15/2040 (a)(g)(h)	7,426	7,467
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(g)(h)	6,887	7,040
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (g)(h)	556	548
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032 (g)(h)	500	473
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (g)(h)	375	385
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.469% 4/15/2056 (g)(h)	400	405
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.141% 7/15/2056 (g)(h)	267	276
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (g)(h)	380	395
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (g)(h)	598	627
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (g)(h)	3,265	3,351
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (g)(h)	1,972	2,003
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057 (g)(h)	629	625
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (g)(h)	3,644	3,734
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.499% 12/15/2057 (g)(h)	1,961	1,989
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (g)(h)	779	784
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (g)(h)	1,747	1,790
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.208% 5/15/2062 (g)(h)	500	422
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (g)(h)	1,996	2,041
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.544% 3/15/2037 (a)(g)(h)	1,600	1,515
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (g)(h)	5,684	4,725
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.17% 12/15/2055 (g)(h)	1,008	987
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (g)(h)	148	152
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (g)	207	206
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (g)(h)	2,530	2,608
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (g)(h)	2,670	2,694
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (g)(h)	3,571	3,671
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (g)(h)	1,182	1,223

Capital Group Fixed Income ETF Trust	290

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (g)(h)	USD 980	$772
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056 (g)(h)	226	231
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (g)(h)	1,074	1,110
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (g)(h)	500	507
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (g)(h)	893	932
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (g)(h)	101	104
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (g)(h)	1,897	1,977
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (g)(h)	1,300	1,329
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (g)(h)	3,000	3,008
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (g)(h)	5,000	5,043
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (g)(h)	1,854	1,907
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (g)	3,860	3,832
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(g)(h)	9,148	9,053
BFLD Trust, Series 2025-5MW, Class D, 6.583% 10/10/2042 (a)(g)(h)	790	801
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.216% 3/15/2041 (a)(g)(h)	1,283	1,287
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (g)(h)	1,052	1,073
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (g)(h)	403	407
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(g)	167	152
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (g)(h)	196	201
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.748% 2/15/2057 (g)(h)	2,268	2,323
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (g)(h)	89	90
BMO Mortgage Trust, Series 2024-5C5, Class C, 6.88% 2/15/2057 (g)(h)	2,836	2,873
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.017% 5/15/2057 (g)(h)	854	875
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057 (g)(h)	1,897	1,951
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (g)(h)	1,641	1,652
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (g)(h)	771	772
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.014% 6/15/2041 (a)(g)(h)	2,809	2,815
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (a)(g)(h)	2,398	2,406
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.525% 12/15/2042 (a)(g)(h)	1,453	1,458
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.775% 12/15/2042 (a)(g)(h)	985	989
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.125% 12/15/2042 (a)(g)(h)	331	333
BX Commercial Mortgage Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.165% 11/15/2041 (a)(g)(h)	1,992	1,989
BX Commercial Mortgage Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(g)(h)	1,385	1,382
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (a)(g)(h)	495	465
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 3/15/2045 (a)(g)(h)	6,000	6,007
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.775% 3/15/2045 (a)(g)(h)	14,768	14,791
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.175% 3/15/2045 (a)(g)(h)	6,529	6,541
BX Commercial Mortgage Trust, Series 2026-VLT10, Class B, 5.798% 6/13/2058 (a)(g)(h)	15,830	15,430
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (a)(g)(h)	144	144
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 6.715% 8/15/2039 (a)(g)(h)	3,469	3,483
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.416% 10/15/2041 (a)(g)(h)	2,825	2,837
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.168% 11/15/2041 (a)(g)(h)	2,295	2,301
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.216% 11/15/2041 (a)(g)(h)	333	333
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.566% 11/15/2041 (a)(g)(h)	5,525	5,544
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(g)(h)	7,679	7,621
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 5.818% 3/15/2042 (a)(g)(h)	5,373	5,360
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.217% 3/15/2042 (a)(g)(h)	3,282	3,274
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 7/15/2042 (a)(g)(h)	5,520	5,554
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044 (a)(g)	500	463
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (a)(g)(h)	500	466
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 7/15/2044 (a)(g)(h)	10,420	10,436
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.625% 7/15/2044 (a)(g)(h)	4,325	4,333
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 5.975% 7/15/2044 (a)(g)(h)	3,997	4,005

291	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(g)(h)	USD 8,725	$8,748
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 12/15/2044 (a)(g)(h)	11,990	12,025
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (a)(g)(h)	821	822
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028 (a)(g)(h)	1,129	1,120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(g)(h)	245	246
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (g)(h)	140	123
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751% 5/15/2043 (a)(g)(h)	9,775	9,754
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class C, 6.504% 5/15/2043 (a)(g)(h)	3,300	3,289
CONE Trust, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.667% 8/15/2041 (a)(g)(h)	2,884	2,874
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(g)(h)	664	606
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (a)(g)(h)	1,546	1,553
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(g)(h)	4,374	4,398
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(g)(h)	744	745
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(g)(h)	669	670
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(g)(h)	2,556	2,565
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.225% 10/15/2042 (a)(g)(h)	2,807	2,830
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.559% 2/10/2056 (g)(h)	495	501
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (g)(h)	195	194
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 7.875% 12/15/2039 (a)(g)(h)	4,390	4,436
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(g)(h)	3,655	3,685
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.016% 3/15/2039 (a)(g)(h)	2,642	2,660
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.515% 3/15/2039 (a)(g)(h)	960	968
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(g)(h)	670	669
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(g)(h)	380	378
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(g)(h)	1,885	1,873
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(g)(h)	2,897	2,916
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (g)	900	745
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (g)	2,950	2,347
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.667% 3/15/2042 (a)(g)(h)	281	282
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.217% 3/15/2042 (a)(g)(h)	1,630	1,638
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.916% 3/15/2042 (a)(g)(h)	2,938	2,937
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.566% 5/15/2037 (a)(g)(h)	2,000	2,005
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.065% 5/15/2037 (a)(g)(h)	2,324	2,330
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(g)(h)	945	951
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(g)(h)	2,026	2,049
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(g)(h)	7,070	7,261
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 5.875% 3/15/2042 (a)(g)(h)	6,000	6,011
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.475% 3/15/2042 (a)(g)(h)	6,000	6,014
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (a)(g)(h)	1,381	1,385
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 5.567% 11/15/2039 (a)(g)(h)	2,500	2,510
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.867% 11/15/2039 (a)(g)(h)	942	946
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (a)(g)(h)	1,619	1,615
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(g)(h)	2,942	2,842
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (g)	483	466
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (g)(h)	633	619
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033 (g)(h)	410	426

Capital Group Fixed Income ETF Trust	292

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10, (30-day Average USD-SOFR + 3.864%) 7.492% 3/25/2050 (a)(g)(h)	USD 1,037	$1,054
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (a)(g)(h)	1,384	1,426
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.128% 11/25/2053 (a)(g)(h)	4,882	5,596
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (a)(g)(h)	4,962	5,036
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.728% 5/25/2055 (a)(g)(h)	1,291	1,315
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (a)(g)(h)	456	470
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (a)(g)(h)	527	542
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(g)(h)	4,590	4,555
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (a)(g)(h)	4,664	4,643
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.42% 11/5/2038 (a)(g)(h)	6,723	6,699
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.517% 2/15/2042 (a)(g)(h)	1,329	1,333
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.067% 2/15/2042 (a)(g)(h)	1,824	1,832
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (a)(g)(h)	8,227	8,264
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.367% 5/15/2039 (a)(g)(h)	486	487
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.139% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (a)(b)(g)	3,395	3,396
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.225% 10/15/2041 (a)(g)(h)	1,901	1,909
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.575% 1/15/2039 (a)(g)(h)	2,000	1,998
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (a)(g)(h)	3,613	3,585
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 6.966% 2/15/2042 (a)(g)(h)	1,620	1,606
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (g)	1,915	1,880
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.349% 8/15/2050 (g)(h)	791	746
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(g)(h)	1,658	1,637
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (g)(h)	3,000	2,990
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (g)	967	925
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (g)(h)	3,600	3,699
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.332% 11/15/2057 (g)(h)	903	917
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (g)(h)	1,033	1,061
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (g)(h)	1,000	1,018
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (a)(g)(h)	360	361
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (a)(g)(h)	260	262
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(g)(h)	148	149
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (a)(g)(h)	2,516	2,520
		397,694

Collateralized mortgage-backed obligations (privately originated) 1.40%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(g)(h)	971	946
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(g)(h)	637	625
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(g)(h)	545	536
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(g)(h)	1,892	1,852
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 6.992% 1/25/2040 (a)(g)(h)	4,700	4,754
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (a)(g)(h)	285	297
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(g)	4,243	4,106
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 11.492% 9/25/2048 (a)(g)(h)	2,500	2,825

293	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.842% 1/25/2050 (a)(g)(h)	USD 2,000	$2,205
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 8.992% 1/25/2050 (a)(g)(h)	2,240	2,483
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.542% 2/25/2050 (a)(g)(h)	633	694
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (a)(g)(h)	440	525
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.742% 8/25/2050 (a)(g)(h)	6,430	8,431
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.142% 9/25/2050 (a)(g)(h)	1,210	1,570
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.149% 10/25/2050 (a)(g)(h)	5,180	7,123
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.028% 11/25/2050 (a)(g)(h)	1,180	1,434
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.278% 12/25/2050 (a)(g)(h)	2,430	2,798
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(g)	4,414	4,276
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(g)(h)	3,089	3,117
IRV Trust, Series 2025-200P, Class B, 5.621% 3/14/2047 (a)(g)(h)	2,750	2,751
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(g)(h)	3,273	3,275
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(g)	564	567
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(g)	458	460
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(g)	5,543	5,539
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(g)	4,155	4,013
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (a)(g)(h)	5,414	5,433
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(g)	100	100
		72,735

Federal agency mortgage-backed obligations 1.35%
Fannie Mae Pool #DA5999 5.50% 3/1/2054 (g)	24	24
Fannie Mae Pool #DB5508 5.50% 6/1/2054 (g)	128	128
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)	11,028	11,289
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (g)	208	213
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (g)	41	41
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (g)	250	256
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (g)	171	175
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (g)	1,309	1,340
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (g)	402	413
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)	36	37
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (g)	1,329	1,361
FARM Mortgage Trust, Series 2024-1, Class B, 5.084% 10/1/2053 (a)(g)(h)	1,236	1,094
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (a)(g)(h)	822	733
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(g)(h)	8,483	8,456
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (g)	26	26
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (g)	3,979	4,089
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (g)	17	17
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (g)	21	21
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (g)	4,840	4,955
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (g)	23	23
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (g)	122	125
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	17,491	17,905
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (g)	4,599	4,708
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (g)	5,916	6,056
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (g)(i)	6,114	6,231
		69,716
Total mortgage-backed obligations		540,145

Capital Group Fixed Income ETF Trust	294

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 8.22%
Auto loan 2.65%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(g)	USD 3,225	$3,280
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(g)	6,480	6,490
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(g)	8,071	8,414
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(g)	8,071	8,391
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(g)	3,889	4,015
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(g)	5,980	6,165
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(g)	187	189
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class D, 6.36% 8/21/2028 (a)(g)	10,353	10,387
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(g)	578	585
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(g)	997	1,009
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(g)	1,541	1,567
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1A, Class D, 7.20% 6/20/2030 (a)(g)	3,962	4,011
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-4A, Class D, 7.67% 12/20/2032 (a)(g)	787	799
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(g)	3,000	3,199
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(g)	700	727
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(g)	1,125	1,168
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(g)	1,852	1,845
CPS Auto Receivables Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (a)(g)	4,318	4,240
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(g)	118	119
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(g)	136	138
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(g)	1,751	1,748
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (a)(g)	2,260	2,250
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class B, 4.96% 6/16/2036 (a)(g)	1,841	1,826
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (a)(g)	1,585	1,572
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(g)	2,212	2,383
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(g)	1,014	1,091
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(g)	1,100	1,173
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(g)	1,351	1,446
Exeter Automobile Receivables Trust, Series 2024-1A, Class E, 7.89% 8/15/2031 (a)(g)	1,170	1,212
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (g)	2,659	2,648
Exeter Select Automobile Receivables Trust, Series 2026-1, Class N, 6.87% 6/15/2034 (a)(g)	2,220	2,216
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(g)	397	402
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(g)	950	1,005
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(g)	1,010	1,074
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(g)	1,170	1,219
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (a)(g)	7,075	7,076
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(g)	203	204
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(g)	300	302
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(g)	478	472
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(g)	233	240
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class C, 6.45% 11/25/2030 (a)(g)	2,779	2,788
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class D, 7.91% 11/25/2030 (a)(g)	1,034	1,037
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class C, 6.76% 11/25/2032 (a)(g)	2,176	2,188
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class D, 8.60% 11/25/2032 (a)(g)	1,155	1,163
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(g)	250	257
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(g)	3,298	3,299
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(g)	1,414	1,422
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(g)	250	260
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(g)	3,831	3,839
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(g)	1,310	1,324
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/26/2031 (a)(g)	453	455
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(g)	543	544
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(g)	512	514
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (a)(g)	1,439	1,397
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(g)	5,142	5,117
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (g)	115	117
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (g)	3,327	3,314
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(g)	1,635	1,630
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(g)	2,521	2,546
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(g)	5,576	5,508
		137,016

295	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Other asset-backed securities 2.59%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(g)	USD 346	$347
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (a)(g)	2,997	3,034
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (a)(g)	258	261
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(g)	520	516
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(g)	712	716
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(g)	339	341
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(g)	139	141
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(g)	4,945	4,927
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(g)	1,110	1,114
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(g)	3,877	3,827
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(g)	160	160
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(g)	4,839	4,863
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(g)	477	484
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(g)	400	415
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (a)(g)	1,318	1,324
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(g)	2,694	2,694
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(g)	428	432
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class C, 10.16% 1/20/2031 (a)(g)	1,303	1,366
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(g)	1,450	1,458
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(g)	4,506	4,476
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(g)	1,020	1,021
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (a)(g)	2,107	2,108
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(g)	3,013	2,999
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(g)	4,193	4,194
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(g)	6,732	6,687
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (a)(g)	2,310	2,342
Kinetic ABS Issuer, LLC, Series 2026-2A, Class C, 7.536% 6/25/2058 (a)(g)	8,825	8,917
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(g)	3,565	3,549
MAPS Trust, Series 2026-2A, Class B, 6.352% 6/15/2051 (a)(g)	745	745
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (a)(g)	12,337	12,351
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(g)	7,250	7,150
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(g)	830	834
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(g)	201	166
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(g)	3,473	2,126
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(g)	1,247	1,247
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(g)	7,122	6,954
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(g)	16,083	15,951
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(g)	849	854
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(g)	556	571
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(g)	254	253
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(g)	1,759	1,748
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(g)	496	493
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (a)(g)	2,109	2,082
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(g)	433	437
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(g)	573	561
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (a)(g)	1,444	1,418
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(g)	2,358	2,345
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(g)	4,383	4,359
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (a)(g)	475	471
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (a)(g)	510	504
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(g)	533	529
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(g)	1,042	1,035
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(g)	2,000	2,027
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(g)	2,000	2,028
		133,952

Collateralized loan obligations 1.81%
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (a)(g)(h)	4,710	4,708

Capital Group Fixed Income ETF Trust	296

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Ares LXV CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.517% 7/25/2034 (a)(g)(h)	USD 3,636	$3,641
Battalion CLO XII, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.249% 5/17/2031 (a)(g)(h)	6,944	6,967
Canyon Capital CLO, Ltd., Series 2023-1A, Class D1R, (3-month USD CME Term SOFR + 2.85%) 6.523% 10/15/2038 (a)(g)(h)	2,000	1,990
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.375% 10/20/2033 (a)(g)(h)	5,169	5,173
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.516% 4/23/2036 (a)(g)(h)	3,318	3,320
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.416% 1/23/2037 (a)(g)(h)	2,614	2,605
Galaxy 33 CLO, Ltd., Series 2024-33A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.373% 4/20/2037 (a)(g)(h)	7,241	7,264
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.423% 1/15/2037 (a)(g)(h)	1,887	1,884
Kennedy Lewis CLO, Ltd., Series 7A, Class CRR (3-month USD CME Term SOFR + 2.00%) 5.639% 4/22/2037 (a)(g)(h)	5,030	5,042
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II, Ltd., Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.80%) 5.475% 4/20/2038 (a)(g)(h)	11,186	11,210
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II, Ltd., Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 2.20%) 5.875% 4/20/2038 (a)(g)(h)	5,797	5,823
Ocean Trails CLO XI, Ltd., Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.775% 7/20/2034 (a)(g)(h)	3,000	2,876
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.417% 4/20/2035 (a)(g)(h)	9,950	9,970
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 5.473% 7/15/2032 (a)(g)(h)	2,846	2,839
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.473% 7/15/2032 (a)(g)(h)	2,230	2,199
Symphony CLO, Ltd., Series 2023-30AR, Class D1R2, (3-month USD CME Term SOFR + 3.40%) 3.728% 10/20/2037 (a)(g)(h)	3,279	3,282
Trinitas CLO XII, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.217% 4/25/2033 (a)(g)(h)	2,636	2,638
Trinitas CLO XII, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 4/25/2033 (a)(g)(h)	1,090	1,086
Trinitas CLO XVII, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.325% 10/20/2034 (a)(g)(h)	7,133	7,137
Wind River CLO, Ltd., Series 2022-1AR, Class CRR, (3-month USD CME Term SOFR + 2.05%) 5.688% 7/20/2035 (a)(g)(h)	2,080	2,081
		93,735

Credit card 0.99%
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(g)	5,000	5,033
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(g)	4,750	4,797
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(g)	172	172
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(g)	479	477
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(g)	372	371
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(g)	448	446
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (a)(g)	4,000	4,025
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(g)	1,271	1,269
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(g)	1,801	1,799
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(g)	1,209	1,206
Mission Lane Credit Card Master Trust, Series 2025-C, Class E, 7.66% 12/16/2030 (a)(g)	6,592	6,542
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(g)	8,583	8,572
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(g)	1,326	1,323
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(g)	854	850
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(g)	953	940
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(g)	5,000	4,972
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (a)(g)	4,696	4,677

297	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (a)(g)	USD 918	$916
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (a)(g)	1,777	1,780
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (a)(g)	1,184	1,191
		51,358

Student loan 0.18%
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(g)	1,083	1,085
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(g)	859	861
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (a)(g)	2,343	2,313
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(g)	213	189
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(g)	102	90
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (a)(g)	415	417
SMB Private Education Loan Trust, Series 2025-B, Class C, 5.49% 3/17/2053 (a)(g)	1,202	1,177
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(g)	1,958	1,866
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(g)	1,000	1,022
		9,020
Total asset-backed obligations		425,081
Loans 1.48%
Information technology 0.39%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (h)(j)	1,016	1,077
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (h)(j)	4,344	4,015
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (h)(j)	1,700	1,043
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (h)(j)	9,363	8,166
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (h)(j)	1,498	1,508
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (h)(j)	4,121	4,148
		19,957

Industrials 0.31%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (h)(j)	16,363	14,822
TransDigm, Inc., Term Loan N, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 2/13/2033 (h)(j)	1,000	1,001
		15,823

Communication services 0.26%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (h)(j)	1,089	1,093
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (h)(j)	7,170	6,747
Discovery Global Holdings, Inc., Term Loan B. First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (h)(j)	1,226	1,228
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (h)(j)	3,535	3,540
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (h)(j)	1,080	1,084
		13,692

Consumer staples 0.14%
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (h)(j)	231	227
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.87% 2/11/2033 (h)(j)	5,953	5,978
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (h)(j)	1,190	1,196
		7,401

Capital Group Fixed Income ETF Trust	298

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Health care 0.12%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (h)(j)	USD 5,494	$5,208
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (h)(j)	909	911
		6,119

Financials 0.08%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (h)(j)	2,135	2,040
Aretec Group, Inc., Term Loan B-4, First Lien, (1-month USD CME Term SOFR + 3.00%) 6.644% 8/9/2030 (h)(j)	498	497
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (h)(j)	811	794
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (h)(j)	41	41
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (h)(j)	998	986
		4,358

Asset-backed obligations 0.08%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (a)(e)(h)(j)	4,346	4,330

Materials 0.05%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (h)(j)	2,494	2,425
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(e)(h)(j)	8	7
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(e)(h)(j)	8	7
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (c)(d)(e)(h)(j)	17	— (k)
		2,439

Consumer discretionary 0.04%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (e)(h)(j)	204	204
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(e)(h)(j)	196	196
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (h)(j)	409	292
Hertz Corp. (The), Term Loan C, First Lien, (1-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (h)(j)	81	58
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (h)(j)	1,238	1,239
		1,989

Utilities 0.01%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (h)(j)	228	226
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (h)(j)	63	63
Talen Energy Supply, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.644% 11/25/2032 (h)(j)	328	326
		615
Total loans		76,723
U.S. Treasury bonds & notes 0.92%
U.S. Treasury 0.92%
U.S. Treasury 3.375% 11/30/2027 (l)	10,000	9,893

299	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 5/31/2030	USD 3,602	$3,578
U.S. Treasury 3.50% 11/30/2030 (l)	20,000	19,439
U.S. Treasury 3.75% 11/30/2032 (l)	9,500	9,216
U.S. Treasury 4.375% 5/15/2036	5,600	5,570
		47,696
Total U.S. Treasury bonds & notes		47,696
Municipals 0.04%
California 0.01%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	430	437

Puerto Rico 0.03%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (d)	5	4
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (d)	10	8
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (d)	45	34
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (d)	5	4
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (d)	95	73
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (d)	135	103
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (d)	110	84
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (d)	10	8
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (d)	35	27
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (d)	5	4
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (d)	5	4
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (d)	5	4
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (d)	10	8
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (d)	195	149
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027	30	23
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028	110	84
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028	30	23
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032	80	61
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036	160	123
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037	30	23
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040	175	134
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042	45	34
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (d)	130	99
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (d)	35	27
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (d)	325	248
		1,393

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)	187	5
Total municipals		1,835
Total bonds, notes & other debt instruments (cost: $5,026,357,000)		4,996,955
Convertible bonds & notes 0.13%
Information technology 0.13%
Corweave, Inc., convertible notes, 2.00% 10/1/2032 (a)	1,000	1,104
Strategy, Inc., convertible notes, 0% 12/1/2029	6,400	5,531
		6,635
Total convertible bonds & notes (cost: $6,752,000)		6,635

Capital Group Fixed Income ETF Trust	300

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Convertible stocks 0.20%	Shares	Value (000)
Information technology 0.10%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (m)	112,600	$5,062

Communication services 0.10%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029 (m)	53,000	2,697
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029 (m)	53,000	2,666
		5,363
Total convertible stocks (cost: $10,765,000)		10,425
Common stocks 0.08%
Real estate 0.06%
Service Properties Trust REIT	1,701,887	2,876

Consumer discretionary 0.02%
Aimbridge Topco, LLC (e)(m)	17,246	1,160

Information technology 0.00%
Diebold Nixdorf, Inc. (m)	3,082	262

Materials 0.00%
Venator Materials PLC (e)(m)	90	— (k)
Total common stocks (cost: $3,954,000)		4,298
Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 3.70% (n)(o)	1,346,277	134,614
Total short-term securities (cost: $134,605,000)		134,614
Options purchased (equity style) 0.00%
Options purchased (equity style)*		6
Total options purchased (equity style) (cost: $70,000)		6
Total investment securities 99.62% (cost: $5,182,503,000)		5,152,933
Other assets less liabilities 0.38%		19,642
Net assets 100.00%		$5,172,575
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Call
3 Month SOFR Futures Option	198	12/11/2026	USD 98.00	USD 495	$6

301	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	1,994	9/30/2026	USD398,800	$(309)
5 Year U.S. Treasury Note Futures	Long	4,417	9/30/2026	441,700	1,258
10 Year Euro-Bund Futures	Short	28	9/8/2026	(2,800)	(41)
10 Year U.S. Treasury Note Futures	Short	540	9/21/2026	(54,000)	(199)
10 Year Ultra U.S. Treasury Note Futures	Short	1,479	9/21/2026	(147,900)	(1,961)
30 Year U.S. Treasury Bond Futures	Long	704	9/21/2026	70,400	1,869
30 Year Ultra U.S. Treasury Bond Futures	Short	99	9/21/2026	(9,900)	8
					$625
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	14,292	EUR	12,328	HSBC Bank	7/20/2026	$196
EUR	3,021	USD	2,600	Royal Bank of Canada	7/20/2026	(48)
						$148
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.834%	Annual	SOFR	Annual	10/19/2026	USD13,500	$144	$—	$144
4.0715%	Annual	SOFR	Annual	11/15/2026	80,000	247	—	247
4.161%	Annual	SOFR	Annual	12/26/2026	35,000	133	—	133
4.103%	Annual	SOFR	Annual	12/23/2027	82,000	268	—	268
3.822%	Annual	SOFR	Annual	5/18/2028	100,090	(320)	—	(320)
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	356	—	356
4.077%	Annual	SOFR	Annual	12/23/2029	83,000	574	—	574
4.007%	Annual	SOFR	Annual	6/10/2031	185,000	841	—	841
4.0685%	Annual	SOFR	Annual	12/23/2031	25,000	242	—	242
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	981	—	981
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	101	—	101
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	1,820	—	1,820
SOFR	Annual	3.5065%	Annual	9/12/2035	140,000	5,609	—	5,609
SOFR	Annual	3.5575%	Annual	10/27/2035	115,000	4,097	—	4,097
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	125	—	125
3.9515%	Annual	SOFR	Annual	11/15/2039	22,000	(360)	—	(360)
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	73	—	73
3.901%	Annual	SOFR	Annual	11/21/2044	7,200	(290)	—	(290)
SOFR	Annual	4.834%	Annual	5/15/2049	10,700	1,379	—	1,379
SOFR	Annual	3.268%	Annual	5/15/2049	750	107	—	107
SOFR	Annual	3.6455%	Annual	10/21/2049	16,000	1,419	—	1,419
SOFR	Annual	3.6675%	Annual	12/9/2049	11,000	935	—	935

Capital Group Fixed Income ETF Trust	302

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	$146	$—	$146
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	1,793	—	1,793
SOFR	Annual	3.5625%	Annual	12/6/2054	4,700	505	—	505
						$20,925	$—	$20,925
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
iTraxx Europe S45	1.00%	Quarterly	6/20/2031	EUR 42,640	$(1,107)	$(725)	$(382)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (p) (000)	Value at 6/30/2026(q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
5.00%	Quarterly	CDX.NA.HY.S46	6/20/2031	USD100,421	$8,224	$4,026	$4,198
1.00%	Quarterly	CDX.NA.IG.S46	6/20/2031	USD14,274	315	235	80
					$8,539	$4,261	$4,278
Investments in affiliates (o)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 3.70% (n)	$97,295	$675,656	$638,322	$(2)	$(13)	$134,614	$2,487
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	$204	$212	0.01%
Talen Energy Supply, LLC 6.125% 5/1/2031	6/5/2026	6,099	6,118	0.12
Talen Energy Supply, LLC 6.375% 5/1/2033	6/12/2026	9,630	9,637	0.19
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	6/23/2023 - 9/25/2025	452	516	0.01
		$16,385	$16,483	0.33%

303	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (CGMS) (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,840,014,000, which represented 54.91% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Scheduled interest and/or principal payment was not received.
(e)	Value determined using significant unobservable inputs.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Represents securities transacted on a TBA basis.
(j)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(k)	Amount less than one thousand.
(l)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $21,987,000, which represented 0.43% of the net assets of the fund.
(m)	Non-income producing.
(n)	Rate represents the seven-day yield at 6/30/2026.
(o)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	304

Financial statementsunaudited
Statements of assets and liabilities at June 30, 2026(dollars and shares in thousands, except per-share amount)

	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,489,209	$8,214,258	$108,531
Affiliated issuers	130,356	679,019	7,832
Cash	939	1,092	122
Cash collateral pledged for futures contracts	—	—	66
Cash collateral pledged for swap contracts	—	—	150
Cash denominated in currencies other than U.S. dollars	—	41	—
Unrealized appreciation on open forward currency contracts	—	112	—
Bilateral swaps, at value	—	—	—
Unrealized appreciation on unfunded commitments*	—	14	1
Receivables for:
Sales of investments	89,192	391,995	96
Sales of fund’s shares	12,570	6,684	4,551
Dividends and interest	49,885	79,183	1,767
Variation margin on futures contracts	26,285	22,234	16
Variation margin on centrally cleared swap contracts	999	4,298	2
	5,799,435	9,398,930	123,134
Liabilities:
Cash collateral pledged for forward contracts	300	665	—
Cash collateral pledged for swap contracts	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
TBA sale commitments, at value	59,420	23,805	—
Payables for:
Purchases of investments	140,287	1,016,672	6,267
Investment advisory services	1,185	2,239	34
Variation margin on futures contract	29,389	23,375	18
Variation margin on centrally cleared swap contracts	—	4,349	—
Bank overdraft	—	—	—
Other	94	189	—
	230,675	1,071,294	6,319
Commitments and contingencies*
Net assets at June 30, 2026	$5,568,760	$8,327,636	$116,815
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,603,011	$8,447,215	$116,367
Total distributable earnings (accumulated loss)	(34,251)	(119,579)	448
Net assets at June 30, 2026	$5,568,760	$8,327,636	$116,815
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$5,568,760	$8,327,636	$116,815
Shares outstanding	212,640	373,744	4,620
Net asset value per share	$26.19	$22.28	$25.28
Investment securities, at cost:
Unaffiliated issuers	$5,499,796	$8,236,218	$108,067
Affiliated issuers	130,346	678,984	7,831
Cash denominated in currencies other than U.S. dollars, at cost	—	41	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

305	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of assets and liabilities at June 30, 2026 (continued)(dollars and shares in thousands, except per-share amount)

	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$260,390	$6,386,949	$3,183,387
Affiliated issuers	14,044	—	—
Cash	184	1,119	2,182
Cash collateral pledged for futures contracts	769	2,301	567
Cash collateral pledged for swap contracts	776	—	—
Cash denominated in currencies other than U.S. dollars	29	—	—
Unrealized appreciation on open forward currency contracts	3,159	—	—
Bilateral swaps, at value	9	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	48	—	500
Sales of fund’s shares	—	31,279	12,919
Dividends and interest	2,650	67,064	36,403
Variation margin on futures contracts	745	1,985	457
Variation margin on centrally cleared swap contracts	13	—	—
	282,816	6,490,697	3,236,415
Liabilities:
Cash collateral pledged for forward contracts	2,490	—	—
Cash collateral pledged for swap contracts	—	—	—
Unrealized depreciation on open forward currency contracts	381	—	—
Bilateral swaps, at value	87	—	—
TBA sale commitments, at value	—	—	—
Payables for:
Purchases of investments	3,248	145,518	39,578
Investment advisory services	98	1,377	873
Variation margin on futures contract	836	2,270	517
Variation margin on centrally cleared swap contracts	—	—	—
Bank overdraft	—	—	—
Other	—	—	—
	7,140	149,165	40,968
Commitments and contingencies*
Net assets at June 30, 2026	$275,676	$6,341,532	$3,195,447
Net assets consist of:
Capital paid in on shares of beneficial interest	$273,381	$6,256,321	$3,074,186
Total distributable earnings (accumulated loss)	2,295	85,211	121,261
Net assets at June 30, 2026	$275,676	$6,341,532	$3,195,447
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$275,676	$6,341,532	$3,195,447
Shares outstanding	10,800	231,120	123,650
Net asset value per share	$25.53	$27.44	$25.84
Investment securities, at cost:
Unaffiliated issuers	$262,541	$6,309,315	$3,072,370
Affiliated issuers	14,043	—	—
Cash denominated in currencies other than U.S. dollars, at cost	22	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	306

Financial statements (continued)unaudited
Statements of assets and liabilities at June 30, 2026 (continued)(dollars and shares in thousands, except per-share amount)

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,280,168	$1,649,305	$291,099
Affiliated issuers	117,022	—	—
Cash	305	501	79
Cash collateral pledged for futures contracts	730	1,151	—
Cash collateral pledged for swap contracts	—	50	64
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	28,339	—	—
Sales of fund’s shares	1,543	9,485	1,517
Dividends and interest	18,247	14,642	1,853
Variation margin on futures contracts	— †	928	— †
Variation margin on centrally cleared swap contracts	106	—	49
	2,446,460	1,676,062	294,661
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Cash collateral pledged for swap contracts	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
TBA sale commitments, at value	—	—	—
Payables for:
Purchases of investments	105,476	144,421	3,371
Investment advisory services	475	263	43
Variation margin on futures contract	—	1,030	—
Variation margin on centrally cleared swap contracts	—	—	56
Bank overdraft	—	—	—
Other	—	—	—
	105,951	145,714	3,470
Commitments and contingencies*
Net assets at June 30, 2026	$2,340,509	$1,530,348	$291,191
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,345,027	$1,519,838	$291,104
Total distributable earnings (accumulated loss)	(4,518)	10,510	87
Net assets at June 30, 2026	$2,340,509	$1,530,348	$291,191
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,340,509	$1,530,348	$291,191
Shares outstanding	91,020	58,080	11,520
Net asset value per share	$25.71	$26.35	$25.28
Investment securities, at cost:
Unaffiliated issuers	$2,283,096	$1,641,894	$291,395
Affiliated issuers	117,016	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

307	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of assets and liabilities at June 30, 2026 (continued)(dollars and shares in thousands, except per-share amount)

U.S. Multi-Sector Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,018,319
Affiliated issuers	134,614
Cash	1,318
Cash collateral pledged for futures contracts	1,421
Cash collateral pledged for swap contracts	—
Cash denominated in currencies other than U.S. dollars	— †
Unrealized appreciation on open forward currency contracts	196
Bilateral swaps, at value	—
Unrealized appreciation on unfunded commitments*	18
Receivables for:
Sales of investments	8,234
Sales of fund’s shares	—
Dividends and interest	72,718
Variation margin on futures contracts	7,157
Variation margin on centrally cleared swap contracts	630
5,244,625
Liabilities:
Cash collateral pledged for forward contracts	—
Cash collateral pledged for swap contracts	92
Unrealized depreciation on open forward currency contracts	48
Bilateral swaps, at value	—
TBA sale commitments, at value	—
Payables for:
Purchases of investments	62,402
Investment advisory services	1,621
Variation margin on futures contract	7,883
Variation margin on centrally cleared swap contracts	—
Bank overdraft	4
Other	—
72,050
Commitments and contingencies*
Net assets at June 30, 2026	$5,172,575
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,181,969
Total distributable earnings (accumulated loss)	(9,394)
Net assets at June 30, 2026	$5,172,575
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$5,172,575
Shares outstanding	189,180
Net asset value per share	$27.34
Investment securities, at cost:
Unaffiliated issuers	$5,047,898
Affiliated issuers	134,605
Cash denominated in currencies other than U.S. dollars, at cost	16

*	Refer to Note 5 for further information on unfunded commitments.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	308

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2026(dollars in thousands)

	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF
Investment income:
Income (net of non-U.S. taxes*):
Interest from unaffiliated issuers	$109,223	$209,916	$2,294
Dividends:
Unaffiliated issuers	—	53	6
Affiliated issuers	1,615	6,894	126
	1,615	6,947	132
	110,838	216,863	2,426
Fees and expenses:
Investment advisory services	6,143	12,388	157
Other	53	101	1
Total fees and expenses	6,196	12,489	158
Net investment income	104,642	204,374	2,268
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(14,007)	(24,393)	(56)
Affiliated issuers	27	3	1
In-kind redemptions	1,556	8,230	(50)
Options written	—	—	—
Futures contracts	(31,377)	(38,119)	(78)
Forward currency contracts	—	231	—
Swap contracts	(2,658)	(22,020)	(90)
Currency transactions	—	(5)	— †
	(46,459)	(76,073)	(273)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(42,356)	(71,221)	(206)
Affiliated issuers	(24)	(63)	— †
TBA sale commitments	(79)	(147)	—
Options written	—	—	—
Futures contracts	14,253	(4,128)	6
Forward currency contracts	—	95	—
Swap contracts	3,152	(687)	(21)
Currency translations	—	(5)	—
	(25,054)	(76,156)	(221)
Net realized gain (loss) and unrealized appreciation (depreciation)	(71,513)	(152,229)	(494)
Net increase (decrease) in net assets resulting from operations	$33,129	$52,145	$1,774

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

309	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2026 (continued)(dollars in thousands)

	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
Investment income:
Income (net of non-U.S. taxes*):
Interest from unaffiliated issuers	$4,873	$103,966	$66,049
Dividends:
Unaffiliated issuers	—	—	622
Affiliated issuers	98	—	—
	98	—	622
	4,971	103,966	66,671
Fees and expenses:
Investment advisory services	471	7,483	4,751
Other	1	103	38
Total fees and expenses	472	7,586	4,789
Net investment income	4,499	96,380	61,882
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	862	2,728	1,960
Affiliated issuers	(3)	—	—
In-kind redemptions	—	—	—
Options written	—	—	—
Futures contracts	(356)	(2,057)	(280)
Forward currency contracts	(170)	—	—
Swap contracts	(841)	—	—
Currency transactions	15	—	—
	(493)	671	1,680
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(4,095)	9,731	44,158
Affiliated issuers	1	—	—
TBA sale commitments	—	—	—
Options written	—	—	—
Futures contracts	96	218	65
Forward currency contracts	3,185	—	—
Swap contracts	211	—	—
Currency translations	(15)	—	—
	(617)	9,949	44,223
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,110)	10,620	45,903
Net increase (decrease) in net assets resulting from operations	$3,389	$107,000	$107,785

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	310

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2026 (continued)(dollars in thousands)

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF
Investment income:
Income (net of non-U.S. taxes*):
Interest from unaffiliated issuers	$64,872	$18,238	$5,474
Dividends:
Unaffiliated issuers	—	—	—
Affiliated issuers	1,485	—	—
	1,485	—	—
	66,357	18,238	5,474
Fees and expenses:
Investment advisory services	2,636	1,382	203
Other	27	15	2
Total fees and expenses	2,663	1,397	205
Net investment income	63,694	16,841	5,269
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	29	(53)	73
Affiliated issuers	15	—	—
In-kind redemptions	—	1,804	17
Options written	—	—	—
Futures contracts	(226)	(780)	(4)
Forward currency contracts	—	—	—
Swap contracts	(23,414)	342	(791)
Currency transactions	—	—	—
	(23,596)	1,313	(705)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(19,624)	(1,926)	(636)
Affiliated issuers	(14)	—	—
TBA sale commitments	—	—	—
Options written	—	—	—
Futures contracts	—	15	—
Forward currency contracts	—	—	—
Swap contracts	(339)	(376)	130
Currency translations	—	—	—
	(19,977)	(2,287)	(506)
Net realized gain (loss) and unrealized appreciation (depreciation)	(43,573)	(974)	(1,211)
Net increase (decrease) in net assets resulting from operations	$20,121	$15,867	$4,058

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

311	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2026 (continued)(dollars in thousands)

U.S. Multi-Sector Income ETF
Investment income:
Income (net of non-U.S. taxes*):
Interest from unaffiliated issuers	$164,970
Dividends:
Unaffiliated issuers	89
Affiliated issuers	2,487
2,576
167,546
Fees and expenses:
Investment advisory services	8,824
Other	57
Total fees and expenses	8,881
Net investment income	158,665
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	6,473
Affiliated issuers	(2)
In-kind redemptions	944
Options written	(306)
Futures contracts	(8,442)
Forward currency contracts	380
Swap contracts	(28,350)
Currency transactions	(1)
(29,304)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(56,868)
Affiliated issuers	(13)
TBA sale commitments	—
Options written	(132)
Futures contracts	(44)
Forward currency contracts	113
Swap contracts	5,419
Currency translations	(31)
(51,556)
Net realized gain (loss) and unrealized appreciation (depreciation)	(80,860)
Net increase (decrease) in net assets resulting from operations	$77,805

*	Additional information related to non-U.S. taxes is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	312

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Core Bond ETF		Core Plus Income ETF		High Yield Bond ETF
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Period ended
	June 30, 2026[1]	December 31, 2025	June 30, 2026[1]	December 31, 2025	June 30, 2026[1]	December 31, 2025[2]
Operations:
Net investment income	$104,642	$120,290	$204,374	$332,746	$2,268	$1,588
Net realized gain (loss)	(46,459)	9,021	(76,073)	(49,331)	(273)	7
Net unrealized appreciation (depreciation)	(25,054)	46,033	(76,156)	88,234	(221)	666
Net increase (decrease) in net assets resulting from operations	33,129	175,344	52,145	371,649	1,774	2,261
Distributions paid to shareholders	(91,438)	(113,910)	(176,328)	(274,566)	(1,979)	(1,608)
Net capital share transactions	1,973,304	2,012,855	1,950,447	2,419,409	63,840	52,527
Total increase (decrease) in net assets	1,914,995	2,074,289	1,826,264	2,516,492	63,635	53,180
Net assets:
Beginning of period	3,653,765	1,579,476	6,501,372	3,984,880	53,180	—
End of period	$5,568,760	$3,653,765	$8,327,636	$6,501,372	$116,815	$53,180

	International Bond ETF (USD-Hedged)		Municipal Income ETF		Municipal High-Income ETF
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2026[1]	December 31, 2025	June 30, 2026[1]	December 31, 2025	June 30, 2026[1]	December 31, 2025
Operations:
Net investment income	$4,499	$2,654	$96,380	$126,261	$61,882	$42,250
Net realized gain (loss)	(493)	(2,137)	671	(1,411)	1,680	3,553
Net unrealized appreciation (depreciation)	(617)	1,776	9,949	71,921	44,223	67,169
Net increase (decrease) in net assets resulting from operations	3,389	2,293	107,000	196,771	107,785	112,972
Distributions paid to shareholders	(1,317)	(2,623)	(92,869)	(122,400)	(58,133)	(39,939)
Net capital share transactions	123,141	100,740	1,524,650	2,061,969	662,919	2,325,291
Total increase (decrease) in net assets	125,213	100,410	1,538,781	2,136,340	712,571	2,398,324
Net assets:
Beginning of period	150,463	50,053	4,802,751	2,666,411	2,482,876	84,552
End of period	$275,676	$150,463	$6,341,532	$4,802,751	$3,195,447	$2,482,876

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

313	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Short Duration Income ETF		Short Duration Municipal Income ETF		Ultra Short Income ETF
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2026[1]	December 31, 2025	June 30, 2026[1]	December 31, 2025	June 30, 2026[1]	December 31, 2025
Operations:
Net investment income	$63,694	$76,284	$16,841	$24,545	$5,269	$3,616
Net realized gain (loss)	(23,596)	(10,187)	1,313	(412)	(705)	(241)
Net unrealized appreciation (depreciation)	(19,977)	14,340	(2,287)	9,215	(506)	268
Net increase (decrease) in net assets resulting from operations	20,121	80,437	15,867	33,348	4,058	3,643
Distributions paid to shareholders	(44,693)	(63,573)	(16,030)	(23,144)	(4,310)	(3,383)
Net capital share transactions	493,182	980,680	576,698	389,732	104,823	151,691
Total increase (decrease) in net assets	468,610	997,544	576,535	399,936	104,571	151,951
Net assets:
Beginning of period	1,871,899	874,355	953,813	553,877	186,620	34,669
End of period	$2,340,509	$1,871,899	$1,530,348	$953,813	$291,191	$186,620

	U.S. Multi-Sector Income ETF
	Six months ended	Year ended
	June 30, 2026[1]	December 31, 2025
Operations:
Net investment income	$158,665	$215,815
Net realized gain (loss)	(29,304)	(32,913)
Net unrealized appreciation (depreciation)	(51,556)	36,171
Net increase (decrease) in net assets resulting from operations	77,805	219,073
Distributions paid to shareholders	(130,668)	(182,781)
Net capital share transactions	1,295,680	1,942,833
Total increase (decrease) in net assets	1,242,817	1,979,125
Net assets:
Beginning of period	3,929,758	1,950,633
End of period	$5,172,575	$3,929,758

[1]	Unaudited.
[2]	For the period June 24, 2025, commencement of operations, through December 31, 2025.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	314

Notes to financial statementsunaudited
1.  Organization

The Capital Group Fixed Income ETF Trust (each a "fund", or collectively the “series”) listed below, each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The funds’ shares are listed and traded on NYSE Arca, Inc.
Fund	Ticker	Investment Objective
Core Bond ETF	CGCB	To provide as high a level of current income as is consistent with the preservation of capital.
Core Plus Income ETF	CGCP	To provide current income and seek maximum total return, consistent with preservation of capital.
High Yield Bond ETF	CGHY	To provide a high level of current income. Its secondary investment objective is capital appreciation.
International Bond ETF (USD- Hedged)	CGIB	To provide a high level of current income as is consistent with the preservation of capital.
Municipal Income ETF	CGMU	To provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Municipal High-Income ETF	CGHM	To provide a high level of current income exempt from regular federal income tax.
Short Duration Income ETF	CGSD	To provide current income, consistent with a short duration profile and with the preservation of capital.
Short Duration Municipal Income ETF	CGSM	To provide current income exempt from regular federal income tax, consistent with a short duration profile and with the preservation of capital.
Ultra Short Income ETF	CGUI	To provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.
U.S. Multi-Sector Income ETF	CGMS	To provide a high level of current income. The secondary objective is to provide capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

315	Capital Group Fixed Income ETF Trust

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by each funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Capital Group Fixed Income ETF Trust	316

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by each funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated each funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — Each funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2026, were as follows (dollars in thousands):
Core Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$2,597,446	$—	$2,597,446
Mortgage-backed obligations	—	1,424,979	—	1,424,979
U.S. Treasury bonds & notes	—	861,626	—	861,626
Asset-backed obligations	—	522,594	—	522,594
Bonds & notes of governments & government agencies outside the U.S.	—	76,331	—	76,331
Loans	—	—	5,496	5,496
Municipals	—	737	—	737
Short-term securities	130,356	—	—	130,356
Total	$130,356	$5,483,713	$5,496	$5,619,565
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(59,420)	—	(59,420)

317	Capital Group Fixed Income ETF Trust

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,226	$—	$—	$10,226
Unrealized appreciation on centrally cleared interest rate swaps	—	2,955	—	2,955
Unrealized appreciation on centrally cleared credit default swaps	—	221	—	221
Total	$10,226	$3,176	$—	$13,402

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Core Plus Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$2,847,501	$575	$2,848,076
Mortgage-backed obligations	—	2,540,716	—	2,540,716
U.S. Treasury bonds & notes	—	2,061,001	—	2,061,001
Asset-backed obligations	—	570,715	—	570,715
Bonds & notes of governments & government agencies outside the U.S.	—	153,338	—	153,338
Loans	—	23,556	7,575	31,131
Municipals	—	4,085	—	4,085
Convertible stocks	2,769	—	—	2,769
Common stocks	2,427	—	—	2,427
Short-term securities	679,019	—	—	679,019
Total	$684,215	$8,200,912	$8,150	$8,893,277
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(23,805)	—	(23,805)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,825	$—	$—	$3,825
Unrealized appreciation on open forward currency contracts	—	112	—	112
Unrealized appreciation on centrally cleared interest rate swaps	—	17,168	—	17,168
Liabilities:
Unrealized depreciation on futures contracts	(11,047)	—	—	(11,047)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,966)	—	(9,966)
Total	$(7,222)	$7,314	$—	$92

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
High Yield Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$103,278	$—	$103,278
Loans	—	1,386	—	1,386
Convertible bonds & notes	—	2,640	—	2,640
Convertible stocks	586	—	—	586
Common stocks	641	—	—	641
Short-term securities	7,832	—	—	7,832
Total	$9,059	$107,304	$—	$116,363

Capital Group Fixed Income ETF Trust	318

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1	$—	$—	$1
Liabilities:
Unrealized depreciation on futures contracts	(1)	—	—	(1)
Unrealized depreciation on centrally cleared credit default swaps	—	(21)	—	(21)
Total	$—	$(21)	$—	$(21)

*	Futures contracts and credit default swaps are not included in the investment portfolio.
International Bond ETF (USD-Hedged)
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$82,845	$—	$82,845
British pounds	—	27,549	—	27,549
Japanese yen	—	27,417	—	27,417
Chinese yuan renminbi	—	24,270	—	24,270
Brazilian reais	—	9,435	—	9,435
Australian dollars	—	9,316	—	9,316
Czech korunas	—	8,097	—	8,097
South Korean won	—	6,393	—	6,393
Hungarian forints	—	5,983	—	5,983
New Zealand dollars	—	5,508	—	5,508
Malaysian ringgits	—	2,556	—	2,556
Philippine pesos	—	2,065	—	2,065
Chilean pesos	—	1,153	—	1,153
Canadian dollars	—	1,043	—	1,043
Mexican pesos	—	880	—	880
Polish zloty	—	511	—	511
U.S. dollars	—	45,369	—	45,369
Short-term securities	14,044	—	—	14,044
Total	$14,044	$260,390	$—	$274,434

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$334	$—	$—	$334
Unrealized appreciation on open forward currency contracts	—	3,159	—	3,159
Unrealized appreciation on centrally cleared interest rate swaps	—	326	—	326
Unrealized appreciation on bilateral interest rate swaps	—	9	—	9
Unrealized appreciation on centrally cleared credit default swaps	—	223	—	223
Liabilities:
Unrealized depreciation on futures contracts	(255)	—	—	(255)
Unrealized depreciation on open forward currency contracts	—	(381)	—	(381)
Unrealized depreciation on centrally cleared interest rate swaps	—	(230)	—	(230)
Unrealized depreciation on bilateral interest rate swaps	—	(87)	—	(87)
Unrealized depreciation on centrally cleared credit default swaps	—	(29)	—	(29)
Total	$79	$2,990	$—	$3,069

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

319	Capital Group Fixed Income ETF Trust

Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$771,043	$288	$771,331
California	—	626,430	—	626,430
New York	—	470,316	—	470,316
Alabama	—	407,952	—	407,952
Illinois	—	388,917	—	388,917
Florida	—	299,126	—	299,126
Washington	—	196,045	—	196,045
Puerto Rico	—	187,719	—	187,719
Ohio	—	174,949	—	174,949
Pennsylvania	—	157,689	—	157,689
Other	—	2,182,900	—	2,182,900
Common stocks	—	—	— *	— *
Short-term securities	—	523,575	—	523,575
Total	$—	$6,386,661	$288	$6,386,949

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$359	$—	$—	$359
Liabilities:
Unrealized depreciation on futures contracts	(50)	—	—	(50)
Total	$309	$—	$—	$309

*	Amount less than one thousand.
†	Futures contracts are not included in the investment portfolio.
Municipal High-Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
California	$—	$263,550	$—	$263,550
Texas	—	250,316	—	250,316
Puerto Rico	—	219,023	—	219,023
New York	—	218,263	—	218,263
Colorado	—	197,661	—	197,661
Florida	—	186,232	—	186,232
Illinois	—	179,718	—	179,718
Wisconsin	—	151,248	—	151,248
Alabama	—	135,123	—	135,123
Pennsylvania	—	105,796	—	105,796
Other	—	1,129,340	—	1,129,340
Rights & warrants	—	726	—	726
Short-term securities	—	146,391	—	146,391
Total	$—	$3,183,387	$—	$3,183,387

Capital Group Fixed Income ETF Trust	320

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$71	$—	$—	$71
Liabilities:
Unrealized depreciation on futures contracts	(6)	—	—	(6)
Total	$65	$—	$—	$65

*	Futures contracts are not included in the investment portfolio.
Short Duration Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$1,121,793	$—	$1,121,793
Mortgage-backed obligations	—	567,645	—	567,645
Asset-backed obligations	—	551,850	1,815	553,665
Bonds & notes of governments & government agencies outside the U.S.	—	17,277	—	17,277
U.S. Treasury bonds & notes	—	14,873	—	14,873
Loans	—	—	3,433	3,433
Municipals	—	1,482	—	1,482
Short-term securities	117,022	—	—	117,022
Total	$117,022	$2,274,920	$5,248	$2,397,190

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$5,397	$—	$5,397
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,987)	—	(1,987)
Total	$—	$3,410	$—	$3,410

*	Interest rate swaps are not included in the investment portfolio.
Short Duration Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
California	$—	$188,122	$—	$188,122
Texas	—	148,897	—	148,897
Florida	—	101,192	—	101,192
New York	—	96,850	—	96,850
Alabama	—	55,022	—	55,022
Arizona	—	50,664	—	50,664
Virginia	—	47,955	—	47,955
Illinois	—	45,750	—	45,750
Minnesota	—	42,530	—	42,530
Washington	—	41,952	—	41,952
Other	—	592,416	—	592,416
Short-term securities	—	237,955	—	237,955
Total	$—	$1,649,305	$—	$1,649,305

321	Capital Group Fixed Income ETF Trust

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$62	$—	$—	$62
Liabilities:
Unrealized depreciation on futures contracts	(47)	—	—	(47)
Total	$15	$—	$—	$15

*	Futures contracts are not included in the investment portfolio.
Ultra Short Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$143,435	$—	$143,435
Asset-backed obligations	—	59,772	—	59,772
Mortgage-backed obligations	—	16,277	—	16,277
U.S. Treasury bonds & notes	—	637	—	637
Short-term securities	—	70,978	—	70,978
Total	$—	$291,099	$—	$291,099

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$233	$—	$233
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(65)	—	(65)
Total	$—	$168	$—	$168

*	Interest rate swaps are not included in the investment portfolio.
U.S. Multi-Sector Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$3,905,091	$384	$3,905,475
Mortgage-backed obligations	—	540,145	—	540,145
Asset-backed obligations	—	425,081	—	425,081
Loans	—	71,979	4,744	76,723
U.S. Treasury bonds & notes	—	47,696	—	47,696
Municipals	—	1,835	—	1,835
Convertible bonds & notes	—	6,635	—	6,635
Convertible stocks	10,425	—	—	10,425
Common stocks	3,138	—	1,160	4,298
Short-term securities	134,614	—	—	134,614
Options purchased on futures (equity style)	6	—	—	6
Total	$148,183	$4,998,462	$6,288	$5,152,933

Capital Group Fixed Income ETF Trust	322

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,135	$—	$—	$3,135
Unrealized appreciation on open forward currency contracts	—	196	—	196
Unrealized appreciation on centrally cleared interest rate swaps	—	21,895	—	21,895
Unrealized appreciation on centrally cleared credit default swaps	—	4,278	—	4,278
Liabilities:
Unrealized depreciation on futures contracts	(2,510)	—	—	(2,510)
Unrealized depreciation on open forward currency contracts	—	(48)	—	(48)
Unrealized depreciation on centrally cleared interest rate swaps	—	(970)	—	(970)
Unrealized depreciation on centrally cleared credit default swaps	—	(382)	—	(382)
Total	$625	$24,969	$—	$25,594

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of a fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of a fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

323	Capital Group Fixed Income ETF Trust

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the net asset value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.
Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.
Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.
Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Capital Group Fixed Income ETF Trust	324

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for a fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

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Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.
When a fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S. and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio.
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Currency hedging risk — A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. In addition, the reduction of a fund’s exposure to currency risks limits a fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns.
A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate a fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between a fund’s exposure to non-U.S. currencies and the U.S. dollar. Additionally, there are transaction costs the fund will incur to hedge its foreign currency exposure. A fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of a fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.
Insured municipal bonds – A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Alternative minimum tax — A fund may invest in securities, including in "private activity bonds," that may be subject to federal alternative minimum tax. Therefore, while a fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.
Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the political considerations to which the government may be subject. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. In the event of a default on sovereign or quasi-sovereign debt, a fund may also have limited legal recourse against the defaulting government entity.

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A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or the shareholder’s account is tax-favored. These costs and tax effects may adversely affect a fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Market trading — The funds’ shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in a fund’s net asset value (“NAV”), the intraday value of a fund’s holdings, and supply and demand for a fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of a fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which the investors are willing to sell fund shares (the “ask” price). Purchasing a fund’s shares when its market price is at a premium or selling a fund’s shares when its market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively.
Foreign securities held by a fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when a fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized Participant concentration — Only authorized participants may engage in creation or redemption transactions directly with a fund, and none of them is obligated to do so. A fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by a fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.

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Cash transactions — Each fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When a fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If a fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, a fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls and TBA commitments — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
TBA securities subject to a forward commitment to sell at period end are included in the fund’s investment portfolio under “TBA sale commitments.” The value of these commitments is reflected in the fund’s statement of assets and liabilities as “TBA sale commitments, at value.” If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a gain or loss is realized. If securities under the commitment are delivered, a gain or loss is realized from the sale of the securities based on the price established at the date the commitment was entered into.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — Capital Group Core Plus ETF, Capital Group High Yield Bond ETF, Capital Group Municipal Income ETF, and Capital Group U.S. Multi-Sector Income ETF have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2026, Capital Group Core Plus ETF, Capital Group High Yield Bond ETF, Capital Group Municipal Income ETF, and Capital Group U.S. Multi-Sector Income ETF had $2,406,000, $73,000, $168,000 and $3,248,000 in unfunded bond commitments, respectively, which would represent 0.03% for Capital Group Core Plus ETF, 0.06% for Capital Group High Yield Bond ETF, less than 0.01% for Capital Group Municipal Income ETF, and 0.06% for Capital Group U.S. Multi-Sector Income ETF, respectively, of the net assets of each fund should such commitments become due. Net unrealized appreciation on these unfunded commitments was $14,000 for Capital Group Core Plus ETF, $1,000 for Capital Group High Yield Bond ETF and $18,000 for Capital Group U.S. Multi-Sector Income ETF and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

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By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations.
Option contracts can take different forms. Some of the funds have has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

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Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

331	Capital Group Fixed Income ETF Trust

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protected buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as protection sellers, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.
The following table presents the average month-end notional amounts of options on futures, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
Core Bond ETF	Not applicable	$1,996,833	Not applicable	$179,479	$112,405
Core Plus Income ETF	Not applicable	4,290,313	$10,053	1,869,164	Not applicable
High Yield Bond ETF	Not applicable	4,212	Not applicable	Not applicable	3,206
International Bond ETF (USD-Hedged)	Not applicable	112,000	206,095	347,367	14,441
Municipal Income ETF	Not applicable	287,531	Not applicable	Not applicable	Not applicable
Municipal High-Income ETF	Not applicable	45,014	Not applicable	Not applicable	Not applicable
Short Duration Income ETF	Not applicable	124,689*	Not applicable	892,043	Not applicable
Short Duration Municipal Income ETF	Not applicable	73,396	Not applicable	86,334*	Not applicable
Ultra Short Income ETF	Not applicable	Not applicable	Not applicable	35,386	Not applicable
U.S. Multi-Sector Income ETF	$16,424	898,416	16,146	1,084,113	268,383

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
Core Bond ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,226	Unrealized depreciation*	$—
Swap (centrally cleared)	Interest	Unrealized appreciation*	2,955	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	221	Unrealized depreciation*	—
			$13,402		$—

Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	332

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(31,377)	Net unrealized appreciation (depreciation) on futures contracts	$14,253
Swap	Interest	Net realized gain (loss) on swap contracts	(2,505)	Net unrealized appreciation (depreciation) on swap contracts	2,968
Swap	Credit	Net realized gain (loss) on swap contracts	(153)	Net unrealized appreciation (depreciation) on swap contracts	184
			$(34,035)		$17,405
Core Plus Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,825	Unrealized depreciation*	$11,047
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	112	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	17,168	Unrealized depreciation*	9,966
			$21,105		$21,013

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(38,119)	Net unrealized appreciation (depreciation) on futures contracts	$(4,128)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	231	Net unrealized appreciation (depreciation) forward currency contracts	95
Swap	Interest	Net realized gain (loss) on swap contracts	(22,020)	Net unrealized appreciation (depreciation) on swap contracts	(687)
			$(59,908)		$(4,720)
High Yield Bond ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1	Unrealized depreciation*	$2
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	21
			$1		$23

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(78)	Net unrealized appreciation (depreciation) on futures contracts	$6
Swap	Credit	Net realized gain (loss) on swap contracts	(90)	Net unrealized appreciation (depreciation) on swap contracts	(21)
			$(168)		$(15)
Refer to the end of the table(s) for footnote(s).

333	Capital Group Fixed Income ETF Trust

International Bond ETF (USD-Hedged)
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$334	Unrealized depreciation*	$255
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,159	Unrealized depreciation on open forward currency contracts	381
Swap (centrally cleared)	Interest	Unrealized appreciation*	326	Unrealized depreciation*	230
Swap (bilateral)	Interest	Bilateral swaps, at value	9	Bilateral swaps, at value	87
Swap (centrally cleared)	Credit	Unrealized appreciation*	223	Unrealized depreciation*	29
			$4,051		$982

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(356)	Net unrealized appreciation (depreciation) on futures contracts	$96
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(170)	Net unrealized appreciation (depreciation) forward currency contracts	3,185
Swap	Interest	Net realized gain (loss) on swap contracts	(666)	Net unrealized appreciation (depreciation) on swap contracts	(522)
Swap	Credit	Net realized gain (loss) on swap contracts	(175)	Net unrealized appreciation (depreciation) on swap contracts	733
			$(1,367)		$3,492
Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$359	Unrealized depreciation*	$50

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,057)	Net unrealized appreciation (depreciation) on futures contracts	$218
Municipal High-Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$71	Unrealized depreciation*	$5

Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	334

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(280)	Net unrealized appreciation (depreciation) on futures contracts	$65
Short Duration Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$5,397	Unrealized depreciation*	$1,987

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(226)	Net unrealized appreciation (depreciation) on futures contracts	$—
Swap	Interest	Net realized gain (loss) on swap contracts	(23,414)	Net unrealized appreciation (depreciation) on swap contracts	(339)
			$(23,640)		$(339)
Short Duration Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$63	Unrealized depreciation*	$47

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(780)	Net unrealized appreciation (depreciation) on futures contracts	$15
Swap	Interest	Net realized gain (loss) on swap contracts	342	Net unrealized appreciation (depreciation) on swap contracts	(376)
			$(438)		$(361)
Ultra Short Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$233	Unrealized depreciation*	$65

Refer to the end of the table(s) for footnote(s).

335	Capital Group Fixed Income ETF Trust

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(4)	Net unrealized appreciation (depreciation) on futures contracts	$—
Swap	Interest	Net realized gain (loss) on swap contracts	(791)	Net unrealized appreciation (depreciation) on swap contracts	130
			$(795)		$130
U.S. Multi-Sector Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$6	Investment securities	$—
Futures	Interest	Unrealized appreciation*	3,135	Unrealized depreciation*	2,510
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	196	Unrealized depreciation on open forward currency contracts	48
Swap (centrally cleared)	Interest	Unrealized appreciation*	21,895	Unrealized depreciation*	970
Swap (centrally cleared)	Credit	Unrealized appreciation*	4,278	Unrealized depreciation*	382
			$29,510		$3,910

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(689)	Net unrealized appreciation (depreciation) on investments	$63
Options written (equity style)	Interest	Net realized gain (loss) on options written	(306)	Net unrealized appreciation (depreciation) on options written	(132)
Futures	Interest	Net realized gain (loss) on futures contracts	(8,442)	Net unrealized appreciation (depreciation) on futures contracts	(44)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	380	Net unrealized appreciation (depreciation) forward currency contracts	113
Swap	Interest	Net realized gain (loss) on swap contracts	(27,092)	Net unrealized appreciation (depreciation) on swap contracts	1,979
Swap	Credit	Net realized gain (loss) on swap contracts	(1,258)	Net unrealized appreciation (depreciation) on swap contracts	3,440
			$(37,407)		$5,419

*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Capital Group Fixed Income ETF Trust	336

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of options contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts and/or bilateral interest rate swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Core Plus Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$112	$—	$—	$—	$112
International Bond ETF (USD-Hedged)
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$40	$(23)	$—	$—	$17
Citibank	787	(228)	(306)	(253)	—
Goldman Sachs	379	(28)	—	(280)	71
HSBC Bank	497	—	—	(497)	—
JPMorgan Chase Bank	360	—	(360)	—	—
Morgan Stanley	825	(43)	—	(782)	—
Royal Bank of Canada	7	(7)	—	—	—
Standard Chartered Bank	273	—	—	(273)	—
Total	$3,168	$(329)	$(666)	$(2,085)	$88
Refer to the end of table(s) for footnote(s).

337	Capital Group Fixed Income ETF Trust

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Liabilities:
Bank of New York	$32	$—	$—	$—	$32
Barclays Bank PLC	80	—	—	—	80
BNP Paribas	23	(23)	—	—	—
Cazenove, Inc.	7	—	—	—	7
Citibank	228	(228)	—	—	—
Goldman Sachs	28	(28)	—	—	—
Morgan Stanley	43	(43)	—	—	—
Royal Bank of Canada	27	(7)	—	—	20
Total	$468	$(329)	$—	$—	$139
U.S. Multi-Sector Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$196	$—	$(196)	$—	$—
Liabilities:
Royal Bank of Canada	$48	$—	$—	$—	$48

*	Collateral is shown on a settlement basis.
6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Capital Group Fixed Income ETF Trust	338

Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF	International Bond ETF (USD-Hedged)	Municipal Income ETF
As of December 31, 2025
Undistributed tax-exempt income	$—	$—	$—	$—	$5,443
Undistributed ordinary income	812	2,697	— [1]	—	61
Late year ordinary loss deferral[2]	—	—	—	1,516	—
Undistributed long-term capital gains	—	—	—	—	—
Capital loss carryforward[3]	(8,486)	(53,805)	—	(71)	(2,396)
Capital loss carryforward utilized	4,427	—	—	—	—
As of June 30, 2026
Gross unrealized appreciation on investments	28,912	86,414	1,223	6,960	91,339
Gross unrealized depreciation on investments	(36,149)	(103,004)	(767)	(6,200)	(13,566)
Net unrealized appreciation (depreciation) on investments	(7,237)	(16,590)	456	760	77,773
Cost of investments	5,582,954	8,886,155	115,705	277,303	6,309,485

[1]	Amount less than one thousand.
[2]	This deferral is considered incurred in the subsequent year.
[3]
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

	Municipal High-Income ETF	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
As of December 31, 2025
Undistributed tax-exempt income	$2,145	$—	$852	$—	$—
Undistributed ordinary income	2,076	426	24	52	2,358
Late year ordinary loss deferral[2]	—	—	—	—	—
Undistributed long-term capital gains	374	—	88	—	—
Capital loss carryforward[3]	—	(836)	—	(91)	(3,608)
Capital loss carryforward utilized	14	1,781	69	—	—
As of June 30, 2026
Gross unrealized appreciation on investments	114,225	12,196	8,969	387	72,526
Gross unrealized depreciation on investments	(4,001)	(11,711)	(1,564)	(515)	(76,929)
Net unrealized appreciation (depreciation) on investments	110,224	485	7,405	(128)	(4,403)
Cost of investments	3,073,228	2,400,115	1,641,915	291,396	5,186,468

[2]	This deferral is considered incurred in the subsequent year.
[3]
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

339	Capital Group Fixed Income ETF Trust

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2026				Year ended December 31, 2025
Fund	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid
Core Bond ETF	$91,438	$—	$—	$91,438	$113,910	$—	$—	$113,910
Core Plus Income ETF	176,328	—	—	176,328	274,566	—	—	274,566
High Yield Bond ETF	1,979	—	—	1,979	1,608 *	—	—	1,608 *
International Bond ETF (USD-Hedged)	1,317	—	—	1,317	2,571	—	52	2,623
Municipal Income ETF	—	92,869	—	92,869	—	122,400	—	122,400
Municipal High-Income ETF	2,076	55,683	374	58,133	—	39,939	—	39,939
Short Duration Income ETF	44,693	—	—	44,693	63,573	—	—	63,573
Short Duration Municipal Income ETF	24	15,918	88	16,030	—	23,144	—	23,144
Ultra Short Income ETF	4,310	—	—	4,310	3,379	—	4	3,383
U.S. Multi-Sector Income ETF	130,668	—	—	130,668	182,781	—	—	182,781

*	For the period June 24, 2025, commencement of operations, through December 31, 2025.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Core Bond ETF	0.27%
Core Plus Income ETF	0.34
High Yield Bond ETF	0.39
International Bond ETF (USD-Hedged)	0.45
Municipal Income ETF	0.27
Municipal High-Income ETF	0.34
Short Duration Income ETF	0.25
Short Duration Municipal Income ETF	0.25
Ultra Short Income ETF	0.18
U.S. Multi-Sector Income ETF	0.39
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Capital Group Fixed Income ETF Trust	340

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The funds may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the six months ended June 30, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Municipal High-Income ETF	$2,078	$4,142	$1
Short Duration Municipal Income ETF	889	—	—
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the period ended June 30, 2026.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

341	Capital Group Fixed Income ETF Trust

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Core Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$2,017,540	76,440	$—	—	$(44,236)	(1,680)	$1,973,304	74,760
Year ended December 31, 2025
$2,646,065	100,560	$—	—	$(633,210)	(24,000)	$2,012,855	76,560
Core Plus Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$2,146,863	95,340	$—	—	$(196,416)	(8,700)	$1,950,447	86,640
Year ended December 31, 2025
$2,630,079	116,760	$—	—	$(210,670)	(9,300)	$2,419,409	107,460
High Yield Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$71,354	2,820	$—	—	$(7,514)	(300)	$63,840	2,520
For the period June 24, 2025*, through December 31, 2025
$52,527	2,100	$—	—	$—	—	$52,527	2,100
International Bond ETF (USD-Hedged)
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$123,141	4,860	$—	—	$—	—	$123,141	4,860
Year ended December 31, 2025
$100,740	3,960	$—	—	$—	—	$100,740	3,960
Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$1,524,650	55,500	$—	—	$—	—	$1,524,650	55,500
Year ended December 31, 2025
$2,111,536	78,300	$—	—	$(49,567)	(1,860)	$2,061,969	76,440
Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	342

Municipal High-Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$662,919	25,900	$—	—	$—	—	$662,919	25,900
Year ended December 31, 2025
$2,360,619	95,800	$—	—	$(35,328)	(1,400)	$2,325,291	94,400
Short Duration Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$493,182	19,020	$—	—	$—	—	$493,182	19,020
Year ended December 31, 2025
$1,003,883	38,760	$—	—	$(23,203)	(900)	$980,680	37,860
Short Duration Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$632,267	23,940	$—	—	$(55,569)	(2,100)	$576,698	21,840
Year ended December 31, 2025
$400,782	15,300	$—	—	$(11,050)	(420)	$389,732	14,880
Ultra Short Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$123,067	4,860	$—	—	$(18,244)	(720)	$104,823	4,140
Year ended December 31, 2025
$194,069	7,680	$—	—	$(42,378)	(1,680)	$151,691	6,000
U.S. Multi-Sector Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
$1,308,803	47,460	$—	—	$(13,123)	(480)	$1,295,680	46,980
Year ended December 31, 2025
$2,001,585	72,660	$—	—	$(58,752)	(2,160)	$1,942,833	70,500

*	Commencement of operations.

343	Capital Group Fixed Income ETF Trust

10.  Investment transactions and other disclosures

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended June 30, 2026 (dollars in thousands):
Fund	Purchases	Sales
Core Bond ETF	$727,085	$404,009
Core Plus Income ETF	923,152	585,573
High Yield Bond ETF	37,104	19,634
International Bond ETF (USD-Hedged)	217,125	137,575
Municipal Income ETF	1,963,528	735,937
Municipal High-Income ETF	822,540	236,368
Short Duration Income ETF	603,131	247,509
Short Duration Municipal Income ETF	622,933	161,284
Ultra Short Income ETF	93,916	46,867
U.S. Multi-Sector Income ETF	1,158,551	700,957
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended June 30, 2026 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Core Bond ETF	$1,135,139	$43,847
Core Plus Income ETF	1,608,383	192,325
High Yield Bond ETF	50,218	6,958
International Bond ETF (USD-Hedged)	49,668	—
Municipal Income ETF	141,631	—
Municipal High-Income ETF	—	—
Short Duration Income ETF	232,610	—
Short Duration Municipal Income ETF	7,882	53,246
Ultra Short Income ETF	81,225	11,598
U.S. Multi-Sector Income ETF	879,364	10,144
The following table presents additional information for each fund for the six months ended June 30, 2026 (dollars in thousands):
Fund	Non-U.S. taxes paid on interest income	Non-U.S. taxes (refunded) paid on realized gains
Core Bond ETF	$—	$—
Core Plus Income ETF	8	—
High Yield Bond ETF	—	—
International Bond ETF (USD-Hedged)	22	—
Municipal Income ETF	—	—
Municipal High-Income ETF	—	—
Short Duration Income ETF	—	—
Short Duration Municipal Income ETF	—	—
Ultra Short Income ETF	—	—
U.S. Multi-Sector Income ETF	5	—
11.  Ownership Concentration

As of June 30, 2026, American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio held 51%, 22% and 15% of the outstanding shares of Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF, respectively. In addition, Capital Group Core Balanced ETF held 20% of the outstanding shares of Capital Group Core Plus Income ETF and Capital Group Core Bond ETF, respectively.

Capital Group Fixed Income ETF Trust	344

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Bond ETF
6/30/2026[3,4]	$26.50	$.60	$(.41 )	$.19	$(.50 )	$—	$(.50 )	$26.19	.74%[5]	$5,569	.27%[6]	4.60%[6]
12/31/2025	25.76	1.24	.62	1.86	(1.12)	—	(1.12)	26.50	7.33	3,654.27		4.72
12/31/2024	26.38	1.24	(.83 )	.41	(1.03)	—	(1.03)	25.76	1.58	1,579.27		4.76
12/31/2023[3,7]	25.00	.45	1.18	1.63	(.25 )	—	(.25 )	26.38	6.56 [5]	97	.27 [6]	6.77 [6]
Core Plus Income ETF
6/30/2026[3,4]	$22.64	$.62	$(.45 )	$.17	$(.53 )	$—	$(.53 )	$22.28	.74%[5]	$8,328	.34%[6]	5.61%[6]
12/31/2025	22.18	1.44	.18	1.62	(1.16)	—	(1.16)	22.64	7.44	6,501.34		6.40
12/31/2024	22.66	1.55	(.88 )	.67	(1.15)	—	(1.15)	22.18	3.01	3,985.34		6.91
12/31/2023	22.23	1.55	.01	1.56	(1.13)	—	(1.13)	22.66	7.25	1,565.34		7.04
12/31/2022[3,8]	25.30	.83	(3.24)	(2.41)	(.66 )	—	(.66 )	22.23	(9.59)[5]	455	.34 [6]	4.24 [6]
High Yield Bond ETF
6/30/2026[3,4]	$25.32	$.70	$(.14 )	$.56	$(.60 )	$—	$(.60 )	$25.28	2.22%[5]	$117	.39%[6]	5.62%[6]
12/31/2025[3,9]	25.00	.78	.32	1.10	(.78 )	—	(.78 )	25.32	4.46 [5]	53	.39 [6]	5.88 [6]
International Bond ETF (USD-Hedged)
6/30/2026[3,4]	$25.33	$.54	$(.19 )	$.35	$(.15 )	$—	$(.15 )	$25.53	1.31%[5]	$276	.45%[6]	4.30%[6]
12/31/2025	25.28	1.02	.11	1.13	(1.00)	(.08 )	(1.08)	25.33	4.53	150.45		4.03
12/31/2024[3,10]	25.00	.46	.23	.69	(.37 )	(.04 )	(.41 )	25.28	2.79 [5]	50	.45 [6]	3.52 [5]
Municipal Income ETF
6/30/2026[3,4]	$27.35	$.47	$.07	$.54	$(.45 )	$—	$(.45 )	$27.44	1.97%[5]	$6,342	.27%[6]	3.48%[6]
12/31/2025	26.88	.96	.42	1.38	(.91 )	—	(.91 )	27.35	5.23	4,803.27		3.57
12/31/2024	27.00	.99	(.25 )	.74	(.86 )	—	(.86 )	26.88	2.80	2,666.27		3.66
12/31/2023	26.11	.98	.75	1.73	(.84 )	—	(.84 )	27.00	6.78	517.27		3.75
12/31/2022[3,11]	25.00	.17	1.07	1.24	(.13 )	—	(.13 )	26.11	4.92 [5]	74	.05 [5]	.67 [5]
Municipal High-Income ETF
6/30/2026[3,4]	$25.40	$.56	$.40	$.96	$(.50 )	$(.02 )	$(.52 )	$25.84	3.80%[5]	$3,195	.34%[6]	4.43%[6]
12/31/2025	25.24	1.12	(.04 )	1.08	(.92 )	—	(.92 )	25.40	4.40	2,483.34		4.46
12/31/2024[3,10]	25.00	.54	.15	.69	(.45 )	—	(.45 )	25.24	2.76 [5]	85	.34 [6]	4.11 [5]
Short Duration Income ETF
6/30/2026[3,4]	$26.00	$.77	$(.53 )	$.24	$(.53 )	$—	$(.53 )	$25.71	.94%[5]	$2,341	.25%[6]	6.04%[6]
12/31/2025	25.61	1.46	.10	1.56	(1.17)	—	(1.17)	26.00	6.20	1,872.25		5.63
12/31/2024	25.41	1.69	(.32 )	1.37	(1.17)	—	(1.17)	25.61	5.51	874.25		6.64
12/31/2023	25.27	1.37	(.10 )	1.27	(1.13)	—	(1.13)	25.41	5.14	332.25		5.45
12/31/2022[3,11]	25.00	.22	.21	.43	(.16 )	—	(.16 )	25.27	1.73 [5]	89	.05 [5]	.87 [5]
Short Duration Municipal Income ETF
6/30/2026[3,4]	$26.32	$.40	$(.01 )	$.39	$(.36 )	$— [12]	$(.36 )	$26.35	1.51%[5]	$1,530	.25%[6]	3.05%[6]
12/31/2025	25.93	.87	.32	1.19	(.80 )	—	(.80 )	26.32	4.67	954.25		3.34
12/31/2024	25.78	.91	.05	.96	(.81 )	—	(.81 )	25.93	3.77	554.25		3.51
12/31/2023[3,7]	25.00	.24	.76	1.00	(.22 )	—	(.22 )	25.78	4.00 [5]	46	.25 [6]	3.62 [6]
Ultra Short Income ETF
6/30/2026[3,4]	$25.29	$.58	$(.13 )	$.45	$(.46 )	$—	$(.46 )	$25.28	1.78%[5]	$291	.18%[6]	4.66%[6]
12/31/2025	25.12	1.16	.06	1.22	(1.04)	(.01 )	(1.05)	25.29	4.97	187.18		4.62
12/31/2024[3,10]	25.00	.65	.13	.78	(.63 )	(.03 )	(.66 )	25.12	3.14 [5]	35	.18 [6]	5.01 [5]
Refer to the end of the table(s) for footnote(s).

345	Capital Group Fixed Income ETF Trust

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
U.S. Multi-Sector Income ETF
6/30/2026[3,4]	$27.64	$.96	$(.50 )	$.46	$(.76 )	$—	$(.76 )	$27.34	1.70%[5]	$5,173	.39%[6]	7.01%[6]
12/31/2025	27.21	2.04	.05	2.09	(1.66)	—	(1.66)	27.64	7.88	3,930.39		7.42
12/31/2024	26.91	2.07	(.16 )	1.91	(1.61)	—	(1.61)	27.21	7.29	1,951.39		7.63
12/31/2023	25.66	2.05	.78	2.83	(1.58)	—	(1.58)	26.91	11.39	379.39		7.91
12/31/2022[3,11]	25.00	.29	.62	.91	(.25 )	—	(.25 )	25.66	3.63 [5]	71	.07 [5]	1.13 [5]

Portfolio turnover rate excluding mortgage dollar roll transactions[13,14,15]	Six month ended June 30, 2026[3,4,5]	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	26%	57%	125%	13%[7]
Core Plus Income ETF	48	104	83	76	172%[8]
International Bond ETF (USD-Hedged)	67	154	118 [5,10]
Short Duration Income ETF	21	32	42	56	1 [11]
U.S. Multi-Sector Income ETF	17	40	39	43	6 [11]

Portfolio turnover rate including mortgage dollar roll transactions, if any[13,14,15]	Six months ended June 30, 2026[3,4,5]	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	92%	87%	354%	26%[7]
Core Plus Income ETF	108	299	420	581	446%[8]
High Yield Bond ETF	26	36 [5,9]
International Bond ETF (USD-Hedged)	67	188	185 [5,10]
Municipal Income ETF	14	26	29	19	1 [11]
Municipal High-Income ETF	9	15	25 [5,10]
Short Duration Income ETF	35	128	192	203	55 [11]
Short Duration Municipal Income ETF	16	55	54	37 [7]
Ultra Short Income ETF	35	90	26 [5,10]
U.S. Multi-Sector Income ETF	18	52	41	43	6 [11]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period September 26, 2023, commencement of operations, through December 31, 2023.
[8]	For the period February 22, 2022, commencement of operations, through December 31, 2022.
[9]	For the period June 24, 2025, commencement of operations, through December 31, 2025.
[10]	For the period June 25, 2024, commencement of operations, through December 31, 2024.
[11]	For the period October 25, 2022, commencement of operations, through December 31, 2022.
[12]	Amount less than $0.01.
[13]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[14]	Rates exclude in-kind transactions, if any.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	346

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

347	Capital Group Fixed Income ETF Trust

Approval of Investment Advisory and Service Agreement

At a meeting held in June 2026, the trust’s board approved the continuation of each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) an additional one-year term through July 31, 2027. The board approved the agreement following the recommendation of the trust’s Contracts Committee (the “committee”), which is composed of all the trust’s independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative services provided by CRMC to each fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective and strategy. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025 while recognizing each fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment operations and results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds, noting that each fund has a unitary fee structure. They observed that each fund’s advisory fees and expenses are competitive with, and generally compared favorably to, those of other similar active exchange traded funds and institutional share classes for comparable open-end funds included in the applicable Morningstar categories. The board and the committee also reviewed information regarding the effective advisory fees charged to other funds and accounts managed by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising each fund and the other clients. The board and the committee concluded that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other funds it sponsors, including fees for administrative services; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the fees paid to CRMC by each fund.

Capital Group Fixed Income ETF Trust	348

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to its U.S. registered fund business, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered that shareholders benefited from the unitary fee structure because expenses were limited. The board and the committee also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints. The board and the committee concluded that each fund’s contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

349	Capital Group Fixed Income ETF Trust

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the Trustee compensation is available in the Registrant’s Statement of Additional Information.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Fixed Income ETF Trust

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 04, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 04, 2026